UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – September 30, 2005

 Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary By Country
(Unaudited)
September 30, 2005

	VALUE	%

DOMESTIC
UNITED STATES	$95,767,489,665	79.56%

TOTAL DOMESTIC	95,767,489,665	79.56

FOREIGN
ARGENTINA	197,369	-
AUSTRALIA	1,030,321,321	0.86
AUSTRIA	83,255,064	0.07
BELGIUM	204,112,963	0.17
BERMUDA	47,751	-
BRAZIL	77,817,462	0.06
CANADA	1,885,252,441	1.57
CAYMAN ISLANDS	7,677,159	0.01
CHILE	948,547	-
CHINA	1,783,972	-
COLUMBIA	228,280	-
CZECH REPUBLIC	345,755	-
DENMARK	157,367,969	0.13
EGYPT	361,555	-
FINLAND	565,812,010	0.47
FRANCE	2,551,046,665	2.12
GERMANY	1,660,065,601	1.38
GREECE	87,121,817	0.07
HONG KONG	485,802,272	0.40
HUNGARY	3,150,919	-
INDIA	29,991,821	0.03
INDONESIA	4,926,171	-
IRELAND	148,342,060	0.12
ITALY	706,949,250	0.59
ISRAEL	81,245,059	0.07
JAPAN	5,292,029,409	4.40
LUXEMBOURG	11,183,801	0.01
MALAYSIA	27,668,837	0.02
MEXICO	3,165,478	-
NETHERLANDS	929,360,708	0.77
NEW ZEALAND	40,690,683	0.03
NORWAY	142,724,232	0.12
PHILIPPINES	20,642,299	0.02
POLAND	1,304,616	-
PORTUGAL	31,979,662	0.03
REPUBLIC OF KOREA	34,440,254	0.03
RUSSIA	2,655,209	-
SINGAPORE	178,022,099	0.15
SOUTH AFRICA	11,377,839	0.01
SPAIN	769,260,777	0.64
SWEDEN	376,734,942	0.31
SWITZERLAND	1,864,940,322	1.55
TAIWAN (REPUBLIC OF CHINA	36,111,404	0.03
THAILAND	26,036,466	0.02
TURKEY	746,671	-
UNITED KINGDOM	5,034,551,560	4.18
VENEZUELA	14,030	-

TOTAL FOREIGN	24,609,812,551	20.44

TOTAL PORTFOLIO	$120,377,302,216	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

BONDS - 0.00%

CORPORATE BONDS - 0.00%

COMMUNICATIONS - 0.00%
$ 9,949,900	v*	EXDS, Inc	5.250	02/15/08	$—

		TOTAL COMMUNICATIONS			—

		TOTAL CORPORATE BONDS			—
		(Cost $9,950)

GOVERNMENT BONDS - 0.00%

U.S. TREASURY SECURITIES - 0.00%
325,000		United States Treasury Note	5.000	02/15/11	337

		TOTAL U.S. TREASURY SECURITIES			337

		TOTAL GOVERNMENT BONDS			337
		(Cost $319)

		TOTAL BONDS			337
		(Cost $10,269)

SHARES

PREFERRED STOCKS - 0.04%

CHEMICALS AND ALLIED PRODUCTS - 0.03%
332,616	e	Henkel KGaA	30,345

		TOTAL CHEMICALS AND ALLIED PRODUCTS	30,345

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
57,984		Simon Property Group Lp	3,659

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,659

INSTRUMENTS AND RELATED PRODUCTS - 0.00%
44,513		Fresenius Medical Care AG.	3,515

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,515

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

MOTION PICTURES - 0.00%
98,091		ProSiebenSat.1 Media AG.	$1,701

		TOTAL MOTION PICTURES	1,701

INSURANCE CARRIERS - 0.00%
25,127		Great-West Lifeco, Inc (Series E)	609
8,192		Great-West Lifeco, Inc (Series F)	191

		TOTAL INSURANCE CARRIERS	800

PRIMARY METAL INDUSTRIES - 0.00%
490,350	v*	Superior Trust I	—

		TOTAL PRIMARY METAL INDUSTRIES	—

TRANSPORTATION EQUIPMENT - 0.01%
6,304		Porsche AG.	4,862
49,550		Volkswagen AG. (Vorzug)	2,269

		TOTAL TRANSPORTATION EQUIPMENT	7,131

		TOTAL PREFERRED STOCKS	47,151
		(Cost $43,855)

COMMON STOCKS - 99.63%

AGRICULTURAL PRODUCTION-CROPS - 0.04%
23,292		Alico, Inc	1,195
389,055		Chiquita Brands International, Inc	10,874
186,645		Delta & Pine Land Co	4,929
1,701,401		Gallaher Group plc	26,488
41,183	*	John B. Sanfilippo & Son	721
10		Philip Morris CR A.S.	8
9,500		PT Gudang Garam Tbk	10
1,422		Souza Cruz S.A.	17

		TOTAL AGRICULTURAL PRODUCTION-CROPS	44,242

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
491,002	e	Pilgrim's Pride Corp	17,872
3,627		Seaboard Corp	4,980

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	22,852

AGRICULTURAL SERVICES - 0.03%
40,000	*	Asia Food & Properties Ltd	9
24,573		AWB Ltd	96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

24,000		Chaoda Modern Agriculture	$9
348,939	e	Syngenta AG.	36,673
89,315		Yara International ASA	1,619

		TOTAL AGRICULTURAL SERVICES	38,406

AMUSEMENT AND RECREATION SERVICES - 0.20%
316,427	e*	Alliance Gaming Corp	3,433
266,335	*	Argosy Gaming Co	12,515
386	*	BetandWin.com Interactive Entertainment AG	30
34,000		China Travel International Inv HK	9
50,301		Churchill Downs, Inc	1,777
65,758		Dover Downs Gaming & Entertainment, Inc	894
110,167		Dover Motorsports, Inc	754
305,195		EMI Group plc	1,309
82,719	*	Euro Disney S.C.A.	13
83,027		Gamesa Corp Tecnologica S.A.	1,279
847,954		Harrah's Entertainment, Inc	55,278
154,691		International Speedway Corp (Class A)	8,117
12,400		Intrawest Corp	338
6,082	*	Lakes Entertainment, Inc	62
123,236	*	Life Time Fitness, Inc	4,084
11,938		Lottomatica S.p.A.	454
230,146	*	Magna Entertainment Corp (Class A)	1,533
13,000		Mizuno Corp	65
270,016	e*	Multimedia Games, Inc	2,622
126,854		OPAP S.A.	3,952
34,500		Oriental Land Co Ltd	1,976
311,071	*	Penn National Gaming, Inc	9,677
239,374	*	Pinnacle Entertainment, Inc	4,388
119,150,000	a	Playmates Holdings Ltd	18,431
9,806,000	*	Playmates Holdings Ltd (CW06)	192
14		Round One Corp	46
24,930		Sankyo Co Ltd (Gunma)	1,315
291,977	e	Sega Sammy Holdings, Inc	11,541
551,301	e*	Six Flags, Inc	3,964
93,406		Speedway Motorsports, Inc	3,393
118,014	e*	Sunterra Corp	1,550
684,621		TABCORP Holdings Ltd	9,018
7,000		Tokyo Dome Corp	39
404		Trigano S.A.	36
420,778	e	TUI AG.	8,990
285,224		UNiTAB Ltd	2,853
143,941		Warner Music Group Corp	2,664
414,689		Westwood One, Inc	8,248
129,961		William Hill plc	1,340
1,149,860	e*	WMS Industries, Inc	32,346
147,553		World Wrestling Entertainment, Inc	1,918

		TOTAL AMUSEMENT AND RECREATION SERVICES	222,443

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

APPAREL AND ACCESSORY STORES - 0.55%
829,498		Abercrombie & Fitch Co (Class A)	$41,350
476,648	*	Aeropostale, Inc	10,129
1,473,910		American Eagle Outfitters, Inc	34,681
571,571	*	AnnTaylor Stores Corp	15,175
258,090		Bebe Stores, Inc	4,517
93,450		Buckle, Inc	3,174
121,152		Burlington Coat Factory Warehouse Corp	4,609
63,188	*	Cache, Inc	962
685		Camaieu	89
86,052	*	Carter's, Inc	4,888
164,674	e*	Casual Male Retail Group, Inc	1,133
164,451		Cato Corp (Class A)	3,278
485		Charles Voegele Holding AG.	40
85,091	*	Charlotte Russe Holding, Inc	1,133
761,114	*	Charming Shoppes, Inc	8,121
1,058,838	*	Chico's FAS, Inc	38,965
174,510	*	Children's Place Retail Stores, Inc	6,220
226,521		Christopher & Banks Corp	3,142
1,500	*	Citi Trends, Inc	33
325,273		Claire's Stores, Inc	7,849
217,236	v	Claire's Stores, Inc (Class A)	5,242
34,302		DEB Shops, Inc	746
11,360		Douglas Holding AG.	433
106,668	*	Dress Barn, Inc	2,428
4,184	b,v*	Edison Brothers Stores, Inc Wts 12/10/05	—
35,600	e	Fast Retailing Co Ltd	2,704
242,081		Finish Line, Inc (Class A)	3,532
703,742		Foot Locker, Inc	15,440
4,415,912		Gap, Inc	76,969
128,336		Goody's Family Clothing, Inc	972
766,227	e	Hennes & Mauritz AB (B Shs)	27,409
282,545	e*	HOT Topic, Inc	4,340
1,828		Hugo Boss AG.	64
140,130	*	Jo-Ann Stores, Inc	2,424
79,417	*	JOS A Bank Clothiers, Inc	3,432
2,318,195	*	Kohl's Corp	116,327
1,539,441		Limited Brands, Inc	31,451
32,700	*	New York & Co, Inc	536
62,300		Nishimatsuya Chain Co Ltd	2,265
1,324,844		Nordstrom, Inc	45,469
514,972	*	Pacific Sunwear Of California, Inc	11,041
891,870	*	Payless Shoesource, Inc	15,519
735,497	e	Ross Stores, Inc	17,431
90,800		Shimamura Co Ltd	10,078
62,595	*	Shoe Carnival, Inc	996
179,874		Stage Stores, Inc	4,833
23,166		Syms Corp	310
128,392		Talbots, Inc	3,841
171,553	e*	The Wet Seal, Inc	772
285,893	*	Too, Inc	7,842
76,800	e	United Arrows Ltd	3,463

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

645,766	e*	Urban Outfitters, Inc	$18,986
96,802	*	Wilsons The Leather Experts, Inc	590

		TOTAL APPAREL AND ACCESSORY STORES	627,373

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
114,137		Ansell Ltd	983
36,700		Aoyama Trading Co Ltd	1,036
6,000		Asics Corp	51
76,000		Atsugi Co Ltd	125
5,527		Benetton Group S.p.A.	59
68,780	e*	Columbia Sportswear Co	3,191
252,346	e*	DHB Industries, Inc	1,057
2,765,175		Esprit Holdings Ltd	20,674
108,696	*	Guess ?, Inc	2,329
1,613,662		Gunze Ltd	8,130
166,934	*	Gymboree Corp	2,277
146,567	*	Hartmarx Corp	960
132,288	*	Innovo Group, Inc	261
872,152		Jones Apparel Group, Inc	24,856
201,296		Kellwood Co	5,204
1,227,000	e	Kuraray Co Ltd	10,891
531,398		Liz Claiborne, Inc	20,895
184,216	*	Maidenform Brands, Inc	2,533
350,000		Mitsubishi Rayon Co Ltd	1,569
8,278	*	Mothers Work, Inc	83
334,160		Nisshinbo Industries, Inc	2,901
92,000	e	Onward Kashiyama Co Ltd	1,461
13,193	v*	Paragon Trade Brands, Inc (Escrow)	—
167,165		Phillips-Van Heusen Corp	5,185
406,460		Polo Ralph Lauren Corp	20,445
522,250	*	Quiksilver, Inc	7,547
4,700	*	Renown D'urban Holdings, Inc	55
215,136		Russell Corp	3,021
31,000		Tokyo Style Co Ltd	329
3,572,000		Toyobo Co Ltd	8,824
1,441	*	Valentino Fashion Group S.p.A.	38
479,060		VF Corp	27,771
62,000		Wacoal Holdings Corp	821
301,978	*	Warnaco Group, Inc	6,616

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	192,178

AUTO REPAIR, SERVICES AND PARKING - 0.12%
483,000	e	Aisin Seiki Co Ltd	13,722
73,254	*	Amerco, Inc	4,263
1,300		ARRK Corp	72
3,388		Bandag, Inc	145
61,800		Bandag, Inc (Class A)	2,293

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

126,260		Central Parking Corp	$1,888
1,857,000		ComfortDelgro Corp Ltd	1,649
171,629	*	Dollar Thrifty Automotive Group, Inc	5,779
89,248	e*	Exide Technologies	453
4,724		First Technology plc	16
1,019		Haldex AB	19
15,000		Ichikoh Industries Ltd	39
3,135		Imperial Holdings Ltd	66
1,795,000		Kayaba Industry Co Ltd	7,459
6,000		Koito Manufacturing Co Ltd	74
1,793,177	e	Lear Corp	60,914
97,373	*	Midas, Inc	1,936
63,298		Monro Muffler, Inc	1,663
1,094		Montupet	26
66,600		NOK Corp	1,986
21,914	e*	Pacific Ethanol, Inc	226
442,940	*	PHH Corp	12,163
298,616		Ryder System, Inc	10,219
132,000		Sumitomo Rubber Industries, Inc	1,571
737,000	e	T RAD Co Ltd	3,817
234,246	*	Wright Express Corp	5,057
30,000		Yokohama Rubber Co Ltd	145

		TOTAL AUTO REPAIR, SERVICES AND PARKING	137,660

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
553,685	*	Advance Auto Parts	21,416
44,517	*	America's Car-Mart, Inc	799
82,666	*	Asbury Automotive Group, Inc	1,408
45,500	e	Autobacs Seven Co Ltd	1,778
798,613	*	Autonation, Inc	15,948
436,719	*	Autozone, Inc	36,357
18,650		Brembo S.p.A.	143
444,893	*	Carmax, Inc	13,912
331,521	*	Copart, Inc	7,913
551,440	*	CSK Auto Corp	8,205
964,000	e	Fuji Heavy Industries Ltd	4,363
132,219		Lithia Motors, Inc (Class A)	3,832
72,066	*	MarineMax, Inc	1,837
25,511		MOL Magyar Olaj- es Gazipari Rt.	2,830
57,000		Nippon Sharyo Ltd	142
14,000		Nissan Diesel Motor Co Ltd	73
1,200		Nissin Kogyo Co Ltd	46
439,912	*	O'Reilly Automotive, Inc	12,397
135,252	*	Rush Enterprises, Inc (Class A)	2,067
304,802		Sonic Automotive, Inc	6,773
399,853	e	Suzuki Motor Corp	7,409
16,000		Toyo Tire & Rubber Co Ltd	84
176,806		United Auto Group, Inc	5,842

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	155,574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
131,262	*	Central Garden & Pet Co	$5,940
2,343,000		Cheung Kong Infrastructure Holdings Ltd	7,822
303,686	e	Fastenal Co	18,552
359,738		Grafton Group plc	3,643
12,972,462		Home Depot, Inc	494,770
1,500		Kohnan Shoji Co Ltd	22
4,952,326		Lowe's Cos, Inc	318,930
755		Nibe Industrier AB (B Shs)	20
21,000		Nice Corp	77
12,000		Nichias Corp	72
586,670	*	RONA, Inc	11,606
38,000		Sankyo-Tateyama Holdings, Inc	102
1,148,136		Sherwin-Williams Co	50,598
194,794		Travis Perkins plc	4,887
2,562,293		Wolseley plc	54,350

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	971,391

BUSINESS SERVICES - 6.15%
42	*	@Road, Inc	—
2,479,844	*	3Com Corp	10,118
65,089	*	3D Systems Corp	1,447
208,476		Aaron Rents, Inc	4,409
239,484		ABM Industries, Inc	4,984
340	e*	Access Co Ltd	6,840
22,582		Acciona S.A.	2,593
118,279	*	ActivCard Corp	512
1,279,841	*	Activision, Inc	26,173
89,395	*	Actuate Corp	226
606,115		Acxiom Corp	11,346
143,668		Adecco S.A. (Regd)	6,586
162,587		Administaff, Inc	6,461
3,965,821		Adobe Systems, Inc	118,380
11,307		Adsteam Marine Ltd	15
132,529	*	Advent Software, Inc	3,570
163,185		Advo, Inc	5,106
866,807		Aegis Group plc	2,147
19,300		Aeon Credit Service Co Ltd	1,405
795,738	*	Affiliated Computer Services, Inc (Class A)	43,447
290,081	*	Agile Software Corp	2,080
602,817	*	Akamai Technologies, Inc	9,615
541,960	*	Alliance Data Systems Corp	21,218
143,953	*	Altiris, Inc	2,201
3,816	*	Altran Technologies S.A.	42
100	*	Amdocs Ltd	3
91,941	*	American Reprographics Co	1,572
246,913	*	AMICAS, Inc	1,333
179,141	*	AMN Healthcare Services, Inc	2,771
51,997	*	Ansoft Corp	1,513
239,237	*	Ansys, Inc	9,208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

166,842	*	Anteon International Corp	$7,134
351,194	e*	Applied Digital Solutions, Inc	1,001
324,115	e*	aQuantive, Inc	6,524
235,707	*	Arbinet-thexchange, Inc	1,697
259,281		Arbitron, Inc	10,330
9,000		Argo 21 Corp	84
429,279	e*	Ariba, Inc	2,447
23,900		Asatsu-DK, Inc	746
239,535	e*	Aspen Technology, Inc	1,497
101,227	*	Asset Acceptance Capital Corp	3,034
357,374	*	Atari, Inc	515
90,712	*	Atos Origin S.A.	6,436
191,112	e*	Audible, Inc	2,349
250,920	*	Autobytel, Inc	1,257
1,821,258		Autodesk, Inc	84,579
4,065,426		Automatic Data Processing, Inc	174,976
4,387	*	Autonomy Corp plc	26
361,671		Autostrade S.p.A.	9,327
333,354	*	Avocent Corp	10,547
894,796		Banco Sabadell S.A.	22,957
64,234	e*	Bankrate, Inc	1,762
15,075		Baycorp Advantage Ltd	40
2,194,990	*	BEA Systems, Inc	19,711
717,595	*	BISYS Group, Inc	9,637
87,839		Blackbaud, Inc	1,245
148,868	e*	Blackboard, Inc	3,723
63,543	*	Blue Coat Systems, Inc	2,763
1,457,610	*	BMC Software, Inc	30,755
483,159	*	Borland Software Corp	2,812
116,074	*	Bottomline Technologies, Inc	1,751
297,184		Brady Corp (Class A)	9,195
281,002		Brink's Co	11,538
8,127	e*	BroadVision, Inc	7
53,577	e*	Business Objects S.A.	1,844
20,000		CAC Corp	221
211,031	*	CACI International, Inc (Class A)	12,788
1,460,305	*	Cadence Design Systems, Inc	23,599
5,150	*	CallWave, Inc	21
221,994	*	Cap Gemini S.A.	8,666
5,100	e	Capcom Co Ltd	56
527,556		Capita Group plc	3,516
64,995	*	Captaris, Inc	244
41,632	*	Carreker Corp	294
400,341	e	Catalina Marketing Corp	9,104
395,376	*	CBIZ, Inc	2,016
57,991	*	CCC Information Services Group, Inc	1,515
7,542,691		Cendant Corp	155,681
679,887	*	Ceridian Corp	14,108
130,239	e*	Cerner Corp	11,322
328,366		Certegy, Inc	13,141
2,643	*	CGI Group, Inc	19
777,517	*	CGI Group, Inc (Class A)	5,694

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

6,700	*	Check Point Software Technologies	$163
401,425	e*	Checkfree Corp	15,182
642,485	*	ChoicePoint, Inc	27,736
32,589		Christian Salvesen plc	41
346,531	*	Ciber, Inc	2,575
6,813,042		Cintra Concesiones de Infraestructuras de Transporte S.A.	93,888
3,700		Citic Pacific Ltd (ADR)	52
1,146,690	*	Citrix Systems, Inc	28,828
54,696	e*	Click Commerce, Inc	1,003
2,990,024	*	CMGI, Inc	4,993
774,939	*	CNET Networks, Inc	10,516
15,617		Coates Hire Ltd	56
46,779	*	Cogent Communications Group, Inc	228
374,901	e*	Cogent, Inc	8,904
244,784		Cognex Corp	7,361
1,053,267	*	Cognizant Technology Solutions Corp	49,072
153,527	*	Cognos, Inc	5,949
23,000	*	Cognos, Inc (Canada)	895
2,618,939		Computer Associates International, Inc	72,833
5,500		Computer Engineering & Consulting Ltd	60
25	*	Computer Horizons Corp	—
70,529		Computer Programs & Systems, Inc	2,436
1,230,887	*	Computer Sciences Corp	58,233
1,119,617		Computershare Ltd	5,643
2,216,837	*	Compuware Corp	21,060
72,460	*	COMSYS IT Partners, Inc	885
149,472	*	Concur Technologies, Inc	1,849
638,051	*	Convergys Corp	9,169
68,693	*	Cookson Group plc	401
100,755	*	Corillian Corp	322
18,000		COSCO Pacific Ltd	35
83,405	e*	CoStar Group, Inc	3,897
207,625	*	Covansys Corp	3,314
16,366	b,v*	Cross Media Marketing Corp	—
507,094	*	CSG Systems International, Inc	11,009
91,939		CSK Holdings Corp	4,056
50,488		Ctrip.com International Ltd	3,235
9		Cyber Agent Ltd	16
135,464	e*	Cyberguard Corp	1,118
183,403	*	Cybersource Corp	1,207
46,046		Dassault Systemes S.A.	2,387
1,194,000		Datacraft Asia Ltd	1,152
6,281		Datamat S.p.A.	73
12,483	*	Datastream Systems, Inc	97
373,193		Deluxe Corp	14,987
241,617	*	Dendrite International, Inc	4,854
1,175	e	Dentsu, Inc	3,338
861,627	e	Deutsche Post AG. (Regd)	20,215
63,000		Diamond Lease Co Ltd	2,618
44,482	*	Digimarc Corp	302
223,458	*	Digital Insight Corp	5,823
211,521	*	Digital River, Inc	7,372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

835,146	*	DST Systems, Inc	$45,791
1,857,893	e*	Earthlink, Inc	19,879
6,676,220	e*	eBay, Inc	275,060
195,085	*	Echelon Corp	1,797
207,705	*	Eclipsys Corp	3,705
102,520	e*	eCollege.com, Inc	1,523
322,057	*	eFunds Corp	6,064
111,558	*	Electro Rent Corp	1,403
1,839,547	*	Electronic Arts, Inc	104,652
2,383,789		Electronic Data Systems Corp	53,492
502,042	*	Electronics for Imaging, Inc	11,517
22,700	*	Elpida Memory, Inc	665
79,055	*	Emageon, Inc	1,072
34	*	Embarcadero Technologies, Inc	—
366,161	*	Entrust, Inc	2,051
400	e,v*	Envision Development Corp	—
331,064	*	Epicor Software Corp	4,304
93,935	*	EPIQ Systems, Inc	2,050
925,453		Equifax, Inc	32,335
85,933	*	Equinix, Inc	3,579
29,112	e*	Escala Group, Inc	485
148,881	*	eSpeed, Inc (Class A)	1,129
164,207	*	F5 Networks, Inc	7,138
185,500	e	Factset Research Systems, Inc	6,537
334,615		Fair Isaac Corp	14,991
158,440	e*	FalconStor Software, Inc	960
239,964	*	Filenet Corp	6,695
13,087	*	First Advantage Corp	385
149,580		First Choice Holidays plc	560
4,186,826		First Data Corp	167,473
1,008,227	*	Fiserv, Inc	46,247
166,114	*	Focus Media Holding Ltd	4,442
110,834	*	Forrester Research, Inc	2,308
35		For-side.com Co Ltd	14
1,009		Freenet.de AG.	26
67,692	*	FTD Group, Inc	701
81,300		Fuji Soft ABC, Inc	2,130
387,720	*	Gartner, Inc (Class A)	4,532
25,429	*	Gemplus International S.A.	71
190,607		Getronics NV	2,339
262,935	*	Getty Images, Inc	22,623
135,215		Gevity HR, Inc	3,683
289		Goodwill Group, Inc	444
970,278	e*	Google, Inc (Class A)	307,054
61,161	*	Gravity Co Ltd (Spon ADR)	512
5,263,498		Group 4 Securicor plc	14,084
564,440		GTECH Holdings Corp	18,096
114,000		Haw Par Corp Ltd	351
6,281,127		Hays plc	13,640
134,322		Healthcare Services Group	2,586
46,721	*	Heartland Payment Systems, Inc	1,115
100,159	*	Heidrick & Struggles International, Inc	3,243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

297,110		Hitachi Software Engineering Co Ltd	$4,774
1,194,818	*	Homestore, Inc	5,197
113,501	*	Hudson Highland Group, Inc	2,834
269,990	*	Hypercom Corp	1,760
193,876	*	Hyperion Solutions Corp	9,432
143,004	*	IDX Systems Corp	6,175
662		I-Flex Solutions Ltd	15
131,756	*	iGate Corp	478
1,550,787		IMS Health, Inc	39,033
1,279	*	Index Corp	1,704
112,771		Indra Sistemas S.A.	2,481
132,890	e*	Infocrossing, Inc	1,221
13,122	e*	Infogrames Entertainment S.A.	25
529,623	*	Informatica Corp	6,366
325,100	a	Information Development Co	2,495
334,176	e*	Infospace, Inc	7,977
3,548		Infosys Technologies Ltd	203
2,400		Infosys Technologies Ltd	178
238,500		infoUSA, Inc	2,533
161,863	e*	Innovative Solutions & Support, Inc	2,514
6,000		Intec, Inc	67
54,193		Integral Systems, Inc	1,119
7		Intelligence Ltd	14
4,512		Intelligent Wave, Inc	12,819
156,512	e*	Intellisync Corp	695
173,204		Interactive Data Corp	3,923
13,200	*	Interchange Corp	116
422,269	*	Intergraph Corp	18,880
191,619	*	Intermix Media, Inc	2,292
914,193	*	Internap Network Services Corp	439
230,746	*	Internet Capital Group, Inc	2,033
251,174	*	Internet Security Systems, Inc	6,031
39,086		Interpool, Inc	713
2,505,250	e*	Interpublic Group of Cos, Inc	29,161
30,324	*	Intersections, Inc	362
100,182	*	Intervideo, Inc	1,005
235,929	*	Interwoven, Inc	1,928
115,214		Intracom S.A.	800
160,495	*	Intrado, Inc	2,894
1,102,133	*	Intuit, Inc	49,387
488,228	*	Ipass, Inc	2,627
94,775	*	iPayment, Inc	3,586
591,381	*	Iron Mountain, Inc	21,704
146,523		iSOFT Group plc	1,120
14,000	e	Itochu Techno-Science Corp	490
255,369	*	iVillage, Inc	1,854
434,578		Jack Henry & Associates, Inc	8,431
71,077	e*	Jamdat Mobile, Inc	1,493
171,858	*	JDA Software Group, Inc	2,609
2,992,826	*	Juniper Networks, Inc	71,199
111,740	*	Jupitermedia Corp	1,979
54,624	e*	Kana Software, Inc	84
187,453	*	Kanbay International, Inc	3,524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

322,258	*	Keane, Inc	$3,683
125,604		Kelly Services, Inc (Class A)	3,851
1,253,000		Keppel Land Ltd	2,744
116,211	*	Keynote Systems, Inc	1,508
203,206	*	Kforce, Inc	2,093
333,346	e*	KFX, Inc	5,707
384,422	*	Kinetic Concepts, Inc	21,835
10	*	KK DaVinci Advisors	38
20,000		Koei Co Ltd	492
199,800		Konami Corp	4,504
364,966	*	Korn/Ferry International	5,982
196,071	*	Kronos, Inc	8,753
3,000		Kyowa Exeo Corp	29
379,229	*	Labor Ready, Inc	9,727
367,719	e*	Lamar Advertising Co	16,680
361,280	e*	Lawson Software, Inc	2,507
1,200	b	Liberate Technologies	—
306,210	*	Lionbridge Technologies	2,067
576,114		LogicaCMG plc	1,794
143,682	*	LoJack Corp	3,037
404,277	e*	Looksmart Ltd	336
398,525	*	Macromedia, Inc	16,208
380		Macromill, Inc	1,606
248,088	e*	Magma Design Automation, Inc	2,014
43,459	e*	Majesco Entertainment Co	58
224,570	*	Manhattan Associates, Inc	5,210
447,131		Manpower, Inc	19,848
132,595	*	Mantech International Corp (Class A)	3,502
1,573,931	*	Manugistics Group, Inc	3,101
104,117	*	Mapinfo Corp	1,275
120,918	e*	Marchex, Inc	2,002
33,411	*	Marlin Business Services, Inc	770
314,363	*	Matrixone, Inc	1,654
1,271,486	*	McAfee, Inc	39,950
22,442	*	Medical Staffing Network Holdings, Inc	132
25,600		Meitec Corp	820
447,365	*	Mentor Graphics Corp	3,847
971,553	*	Mercury Interactive Corp	38,473
448,058	*	Micromuse, Inc	3,531
58,962,442		Microsoft Corp	1,517,104
93,657	*	MicroStrategy, Inc	6,583
197,592	e*	Midway Games, Inc	3,001
1,656,092		Misys plc	5,918
480	e	Monex Beans Holdings, Inc	567
528,458		MoneyGram International, Inc	11,473
699,896	*	Monster Worldwide, Inc	21,494
123,111	*	Motive, Inc	781
673,129	*	MPS Group, Inc	7,943
114,700	*	MRO Software, Inc	1,932
195,708	e	Namco Bandai Holdings, Inc	3,264
5,066		Naspers Ltd	83
239,702		National Instruments Corp	5,906

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

539,662	*	NAVTEQ Corp	$26,956
264,542	*	NCO Group, Inc	5,465
111,200	v*	NCP Litigation Trust	—
220,567		NDCHealth Corp	4,173
23,809	*	Neoware Systems, Inc	399
79,586	*	Ness Technologies, Inc	796
139	e	NET One Systems Co Ltd	273
218,747	e*	NetFlix, Inc	5,685
353,527	*	NetIQ Corp	4,327
85,550	*	Netratings, Inc	1,302
155,199	*	Netscout Systems, Inc	843
91,354	*	Network Equipment Technologies, Inc	421
300		NextCom K.K.	1,832
210		NHN Corp	36
160,608	*	NIC, Inc	1,052
1,240,300	e	Nippon System Development Co Ltd	31,188
151,000		Nomura Research Institute Ltd	17,453
2,044,300	*	Novell, Inc	15,230
334	e	NTT Data Corp	1,291
1,400		Obic Co Ltd	238
3,553		Observer AB	14
997,350	e	Omnicom Group, Inc	83,408
589,330	*	On Assignment, Inc	5,039
115,301	*	Online Resources Corp	1,220
111,118	*	Open Solutions, Inc	2,425
3,460	*	Open Text Corp	49
419,609	e*	Opsware, Inc	2,178
3	*	OPT, Inc	12
26,478,441	*	Oracle Corp	328,068
176,600	e	Oracle Corp Japan	7,791
7		Oricon, Inc	9
59,200		Otsuka Corp	5,772
43,812	*	Overland Storage, Inc	357
255,052	*	Packeteer, Inc	3,201
50,862	e*	PalmSource, Inc	918
3,372,451	*	Parametric Technology Corp	23,506
31,782	*	PC-Tel, Inc	299
108,039	*	PDF Solutions, Inc	1,793
14,655	*	PDI, Inc	224
103,655	*	Pegasystems, Inc	621
698,789	*	Perot Systems Corp (Class A)	9,888
124,749	*	Phase Forward, Inc	1,364
178,684	*	Phoenix Technologies Ltd	1,345
634,134	e*	Pixar	28,225
913	*	PlanetOut, Inc	8
40,607	*	PLATO Learning, Inc	309
21,055	*	PMP Ltd	23
57,192	*	Portal Software, Inc	165
123,081	e*	Portfolio Recovery Associates, Inc	5,315
91,103	*	PRA International	2,761
270,037	*	Progress Software Corp	8,579
176		Prokom Software S.A.	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

55,648	e*	Proxymed, Inc	$282
290,603		Public Power Corp	6,419
186,213	e	Publicis Groupe S.A.	5,945
60		PubliGroupe S.A.	17
92,322		QAD, Inc	765
1,100	*	Quadramed Corp	2
48,726	e	Quality Systems, Inc	3,366
345,454	*	Quest Software, Inc	5,206
144,396	*	Radiant Systems, Inc	1,490
105,747	*	Radisys Corp	2,051
16,371	e	Rakuten, Inc	12,538
36,451		Randstad Holdings NV	1,404
622,410	*	RealNetworks, Inc	3,554
994,225	e*	Red Hat, Inc	21,068
242,086	*	Redback Networks, Inc	2,401
4,912	e*	Redback Networks, Inc Wts 01/02/11	19
4,668	*	Redback Networks, Inc Wts 01/02/11	29
30,209	*	Register.com, Inc	234
54,880		Renaissance Learning, Inc	977
444,926	*	Rent-A-Center, Inc	8,592
1,439,041		Rentokil Initial plc	4,207
144,171	*	Rent-Way, Inc	990
1,823,211		Reuters Group plc	12,071
102,314	*	Rewards Network, Inc	699
301,843		Reynolds & Reynolds Co (Class A)	8,274
50,023	*	RightNow Technologies, Inc	736
1,071,637		Robert Half International, Inc	38,140
180,191		Rollins, Inc	3,517
423,756	e*	RSA Security, Inc	5,386
463,759	*	S1 Corp	1,813
153,292	*	SafeNet, Inc	5,566
71,998	e*	SAFLINK Corp	84
2,059,798		Sage Group plc	8,399
303,936	e*	Salesforce.com, Inc	7,027
572,898		SAP AG.	99,325
450,810	e*	Sapient Corp	2,818
3,400		Satyam Computer Services Ltd (ADR)	103
6,182		Savills plc	92
367,102		Secom Co Ltd	17,685
261,908	*	Secure Computing Corp	2,973
479,985	e	Securitas AB (B Shs)	7,452
69,990		Seiko Epson Corp	1,803
353,877		Serco Group plc	1,606
183,207	e*	Serena Software, Inc	3,651
1,782,689		ServiceMaster Co	24,138
8,781		SGS S.A.	6,801
43,202	*	SI International, Inc	1,338
2,757,060		Siebel Systems, Inc	28,480
167		SimCorp a/s	17
77,068	*	Sitel Corp	216
4,818		Skilled Group Ltd	11
2,005	*	SM&A	18
20,301		Societe Des Autoroutes Paris-Rhin-Rhone	1,369

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,420		Software AG. (Br)	$66
224,648	*	Sohu.com, Inc	3,848
6	*	So-net M3, Inc	18
461,571	*	SonicWALL, Inc	2,931
1,446,895	*	Sonus Networks, Inc	8,392
10,000		Sorun Corp	64
257,653	*	Sotheby's Holdings, Inc (Class A)	4,308
511,531	*	Spherion Corp	3,888
110,360	*	SPSS, Inc	2,649
250,000		Square Enix Co Ltd	6,926
136,383	*	SRA International, Inc (Class A)	4,839
98,598		SS&C Technologies, Inc	3,613
3,270	*	SSA Global Technologies, Inc	58
3,300		Star Publications Malaysia Bhd	6
87,013	e	Startek, Inc	1,149
126,891	*	Stellent, Inc	1,087
50,397	e*	Stratasys, Inc	1,497
313,500		Sumisho Computer Systems Corp	6,182
68,300		Sumisho Lease Co Ltd	2,856
20,403,471	e*	Sun Microsystems, Inc	79,982
263,357	*	SupportSoft, Inc	1,327
1,681	*	Surfcontrol plc	13
691,191	*	Sybase, Inc	16,188
212,703	*	SYKES Enterprises, Inc	2,531
7,045,402	*	Symantec Corp	159,649
57,033	*	SYNNEX Corp	960
950,451	*	Synopsys, Inc	17,964
49,950		Syntel, Inc	974
5,412,000		Taiwan-Sogo Shinkong Security Corp	3,498
26	*	Take And Give Needs Co Ltd	29
308,709	e*	Take-Two Interactive Software, Inc	6,819
124,888		Talx Corp	4,095
1,091		Tata Consultancy Services Ltd	37
322,774	*	Telelogic AB	743
423,855	*	TeleTech Holdings, Inc	4,247
16,692,430		Test-Rite International Co	12,927
16	*	TheStreet.com, Inc	—
364,669	*	THQ, Inc	7,775
1,305,178	*	TIBCO Software, Inc	10,911
24,155	e*	Tiens Biotech Group USA, Inc	91
31,297	*	Tier Technologies, Inc (Class B)	271
240,749	e	Tietoenator Oyj	8,113
326,400		TIS, Inc	6,796
356,839	e*	Tiscali S.p.A.	1,241
65,424	*	TNS, Inc	1,587
1,527,000	e	Tokyu Corp	8,111
188,988		Total System Services, Inc	4,405
130,383	*	TradeStation Group, Inc	1,322
270,246	*	Transaction Systems Architects, Inc	7,526
28,008	e*	Travelzoo, Inc	621
111,200	e	Trend Micro, Inc	3,522
321,312	*	Trizetto Group, Inc	4,537
58,797	e*	TRM Corp	893
79,800	*	Tumbleweed Communications Corp	339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

18,974		TV Azteca S.A. de C.V.	$11
126,533	*	Ultimate Software Group, Inc	2,331
2,013,565	*	Unisys Corp	13,370
913,408		United Online, Inc	12,651
693,045	e*	United Rentals, Inc	13,660
103,034	*	Universal Compression Holdings, Inc	4,098
690		USG People NV	24
475,388	*	Valueclick, Inc	8,124
151,180	*	Vasco Data Security International	1,371
183,103	*	Ventiv Health, Inc	4,799
70,625	*	Verint Systems, Inc	2,891
3,126,191	*	VeriSign, Inc	66,807
294,401	*	Verity, Inc	3,127
60,214	e*	Vertrue, Inc	2,189
144,678		Viad Corp	3,957
168,807	*	Vignette Corp	2,686
12,273	*	Vitria Technology, Inc	41
65,261	*	Volt Information Sciences, Inc	1,326
6,600		Votorantim Celulose e Papel S.A. (Spon ADR)	88
4,371,673		Waste Management, Inc	125,074
85,485	*	WatchGuard Technologies, Inc	367
189,362	e*	WebEx Communications, Inc	4,641
1,821,001	*	WebMD Corp	20,177
264,711	*	webMethods, Inc	1,871
188,615	*	Websense, Inc	9,659
48,418	e*	WebSideStory, Inc	858
2,546,766		Wharf Holdings Ltd	9,931
520,501	*	Wind River Systems, Inc	6,730
142,652	e*	Witness Systems, Inc	2,980
531,553		WM-Data AB (B Shs)	1,437
15	*	Works Applications Co Ltd	16
1,634,091		WPP Group plc	16,680
5,289	*	Yahoo! Japan Corp	6,300
5,249	e	Yahoo! Japan Corp	6,159
7,328,220	*	Yahoo!, Inc	247,987

		TOTAL BUSINESS SERVICES	6,998,588

CHEMICALS AND ALLIED PRODUCTS - 9.82%
640,669	e*	Aastrom Biosciences, Inc	1,505
8,475,014		Abbott Laboratories	359,341
540,468	e*	Abgenix, Inc	6,853
73,781	b,e*	Able Laboratories, Inc	11
113,720	*	Acadia Pharmaceuticals, Inc	1,293
1,127	*	Active Biotech AB	10
34,400	*	Adams Respiratory Therapeutics, Inc	1,111
11,506	*	Adeza Biomedical Corp	200
287,128	*	Adolor Corp	3,067
6,230	e*	Advancis Pharmaceutical Corp	9
590,541	*	Agrium, Inc	13,016
98,550	e	Air Liquide S.A	18,179
1,474,191		Air Products & Chemicals, Inc	81,287

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,129,000	e	Air Water, Inc	$10,489
1,342,360	e	Akzo Nobel NV	58,700
145,791	*	Albany Molecular Research, Inc	1,776
232,190		Albemarle Corp	8,754
403,001		Alberto-Culver Co	18,034
186,526	*	Alexion Pharmaceuticals, Inc	5,163
16,400		Alfresa Holdings Corp	764
719,265	*	Alkermes, Inc	12,084
595,426		Alpharma, Inc (Class A)	14,808
594,845	e*	American Pharmaceutical Partners, Inc	27,161
56,336	e	American Vanguard Corp	1,031
8,700,456	*	Amgen, Inc	693,165
2,125,629	*	Andrx Corp	32,798
303,936	*	Angiotech Pharmaceuticals, Inc	4,240
97,288	e*	Aphton Corp	62
143,518		Arch Chemicals, Inc	3,337
224,610	*	Arena Pharmaceuticals, Inc	2,224
172,221	*	Arqule, Inc	1,348
242,435	*	Array Biopharma, Inc	1,741
7,000		Asahi Denka Co Ltd	82
1,266,358	e	Asahi Kasei Corp	6,927
856,600	e	Astellas Pharma, Inc	32,272
403,250		AstraZeneca plc (Spon ADR)	18,993
5,141,003		AstraZeneca plc (United Kingdom)	239,652
231,266	e*	Atherogenics, Inc	3,707
588,859	*	AVANIR Pharmaceuticals	1,819
138,418	e*	Avant Immunotherapeutics, Inc	180
484,513		Avery Dennison Corp	25,384
52,656	e*	AVI BioPharma, Inc	139
3,187,359		Avon Products, Inc	86,059
45,049		Balchem Corp	1,241
676,505	*	Barr Pharmaceuticals, Inc	37,154
130,199	e*	Barrier Therapeutics, Inc	1,092
1,185,436	e	BASF AG.	89,326
211	*	Basilea Pharmaceutica	23
886,169		Bayer AG.	32,576
13,176		Beiersdorf AG.	1,517
98,345	*	Bentley Pharmaceuticals, Inc	1,175
205,208	*	Bioenvision, Inc	1,648
1,536,529	*	Biogen Idec, Inc	60,662
533,217	*	BioMarin Pharmaceuticals, Inc	4,655
80		BioMerieux	4
30,452	*	Biovail Corp International	711
288,650		BOC Group plc	5,888
824		Boiron S.A.	20
229,578		Boots Group plc	2,471
2,200		Braskem S.A. (ADR)	46
9,387,567		Bristol-Myers Squibb Co	225,865
343,522	e	Cabot Corp	11,340
226,027		Calgon Carbon Corp	1,786
161,732		Cambrex Corp	3,066
29,296	e*	CancerVax Corp	101
65,382	*	Caraco Pharmaceutical Laboratories Ltd	568

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

512,553		Celanese Corp (Series A)	$8,841
279,642	e*	Cell Genesys, Inc	1,532
343,045	e*	Cell Therapeutics, Inc	981
286,169	e*	Cephalon, Inc	13,284
570,342	*	Charles River Laboratories International, Inc	24,878
140,556	*	Chattem, Inc	4,990
1,015,824		Chemtura Corp	12,617
474,551	e*	Chiron Corp	20,700
305,524	e	Chugai Pharmaceutical Co Ltd	5,836
361,638	e	Church & Dwight Co, Inc	13,359
102,000	*	CK Life Sciences International Holdings, Inc	14
925,808		Clorox Co	51,419
4,332,488		Colgate-Palmolive Co	228,712
4,601	*	Collagenex Pharmaceuticals, Inc	46
1	*	Columbia Laboratories, Inc	—
218,350	e*	Connetics Corp	3,692
74,757	*	Conor Medsystems, Inc	1,757
22,596	*	Corcept Therapeutics, Inc	113
76,820	e*	Cotherix, Inc	1,072
1,125	*	Crucell	29
441,994	e	CSL Ltd	12,961
314,124	*	Cubist Pharmaceuticals, Inc	6,766
321,243	*	Curis, Inc	1,475
197,088	*	Cypress Bioscience, Inc	1,066
270,087		Cytec Industries, Inc	11,716
60,846	e*	Cytogen Corp	246
23,927	*	Cytokinetics, Inc	195
387,600		Dade Behring Holdings, Inc	14,209
946,000		Daicel Chemical Industries Ltd	6,135
1,194,000		Dainippon Ink and Chemicals, Inc	3,929
5,000		Dainippon Sumitomo Pharma Co Ltd	62
382,084	e*	Dendreon Corp	2,564
297,000		Denki Kagaku Kogyo KK	1,072
146,762		Diagnostic Products Corp	7,739
86,280	*	Digene Corp	2,459
379,149	e*	Discovery Laboratories, Inc	2,446
196,174	e*	Dov Pharmaceutical, Inc	3,331
7,242,988	e	Dow Chemical Co	301,815
870		Dr Reddy's Laboratories Ltd	17
6,900		Dr Reddy's Laboratories Ltd (ADR)	134
110,665		DSM NV	4,362
5,549,304		Du Pont (E.I.) de Nemours & Co	217,366
218,911	e*	Durect Corp	1,500
116,262	e*	Dusa Pharmaceuticals, Inc	1,232
758,428		Eastman Chemical Co	35,623
1,180,849		Ecolab, Inc	37,705
233,083	e	Eisai Co Ltd	9,974
447,165	*	Elan Corp plc	4,043
185,848	e*	Elan Corp plc (Spon ADR)	1,647
6,220,136		Eli Lilly & Co	332,902
118,226	*	Elizabeth Arden, Inc	2,551
339,220	*	Encysive Pharmaceuticals, Inc	3,996
733,322		Engelhard Corp	20,467

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

478,321	*	Enzon Pharmaceuticals, Inc	$3,171
147,177	e*	EPIX Pharmaceuticals, Inc	1,133
684,399		Estee Lauder Cos (Class A)	23,838
259,948	e*	Eyetech Pharmaceuticals, Inc	4,669
261,468		Ferro Corp	4,790
176,661	e*	First Horizon Pharmaceutical Corp	3,510
373,485	*	FMC Corp	21,371
2,476,802	*	Forest Laboratories, Inc	96,521
30	*	Genaera Corp	—
2,708,973	e*	Genentech, Inc	228,123
1,400,000	v*	Genesoft Series C Financing	7,000
500,000	v*	Genesoft Series D Financing	2,000
242,370	e*	Genitope Corp	1,682
77,042	e*	Genta, Inc	116
1,778,263	*	Genzyme Corp	127,395
225,292		Georgia Gulf Corp	5,425
378,463	e*	Geron Corp	3,887
3,260,301	*	Gilead Sciences, Inc	158,972
5,705,336		Gillette Co	332,051
7,225		Givaudan S.A. (Regd)	4,646
7,452,106		GlaxoSmithKline plc	190,106
300		GlaxoSmithKline plc (ADR)	15
1,375,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	12
337,900	e*	GlobeTel Communications Corp	490
46,491	*	GTx, Inc	433
124,576	*	Guilford Pharmaceuticals, Inc	455
430,810		H.B. Fuller Co	13,390
125,200		Hitachi Chemical Co Ltd	2,618
64,408	*	Hi-Tech Pharmacal Co, Inc	1,937
400		Hogy Medical Co Ltd	21
40,431	e*	Hollis-Eden Pharmaceuticals	258
1,478,370	*	Hospira, Inc	60,569
831,917	e*	Human Genome Sciences, Inc	11,306
446,760	*	Huntsman Corp	8,734
91,512	e*	Idenix Pharmaceuticals, Inc	2,297
154,107	*	Idexx Laboratories, Inc	10,307
292,490	e*	ImClone Systems, Inc	9,199
292,538	*	Immucor, Inc	8,027
263,886	*	Immunogen, Inc	1,937
12,871	*	Impax Laboratories, Inc	155
4,830,850		Imperial Chemical Industries plc	25,575
158,502	e*	Indevus Pharmaceuticals, Inc	456
90,421	*	Inkine Pharmaceutical Co	330
242,531	*	Inspire Pharmaceuticals, Inc	1,843
24,510	e	Inter Parfums, Inc	483
213,897	e*	InterMune, Inc	3,540
412,939		International Flavors & Fragrances, Inc	14,717
117,856	e*	Introgen Therapeutics, Inc	615
97,883	*	Inverness Medical Innovations, Inc	2,597
305,303	e*	Invitrogen Corp	22,968
125,171		Ishihara Sangyo Kaisha Ltd	264
79,568	e*	Isolagen, Inc	131
8,507		Israel Chemicals Ltd	33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

905,902	*	IVAX Corp	$23,880
921,800	e	JSR Corp	19,194
459,300	e	Kaken Pharmaceutical Co Ltd	3,420
1,232,541		Kaneka Corp	16,105
132,000		Kansai Paint Co Ltd	830
351,029	e	Kao Corp	8,656
1,607,428	*	King Pharmaceuticals, Inc	24,722
951,500		Kingboard Chemical Holdings Ltd	2,373
83,000	*	Kingboard Chemical Holdings Ltd Wts 12/31/06	30
134,931	e*	Kos Pharmaceuticals, Inc	9,031
21,916		Kose Corp	748
25,917		Kronos Worldwide, Inc	823
218,682	*	KV Pharmaceutical Co (Class A)	3,886
503,000	e	Kyowa Hakko Kogyo Co Ltd	3,910
29,198	e*	Lannett Co, Inc	151
22	*	Lanxess AG.	1
750		LG Chem Ltd	32
24,221	e*	Ligand Pharmaceuticals, Inc (Class B)	222
3,500,000	*	LMA International NV	1,595
723,450	e	Lonza Group AG. (Regd)	42,871
605,242	e	L'Oreal S.A.	47,030
486,911		Lubrizol Corp	21,098
1,904,110		Lyondell Chemical Co	54,496
150,041		MacDermid, Inc	3,940
160,811	e	Mannatech, Inc	1,906
134,286	e*	MannKind Corp	1,838
42,117	e*	Marshall Edwards, Inc	245
351,488	e*	Martek Biosciences Corp	12,348
1,356,487		Mayne Group Ltd	5,573
883,165	e*	Medarex, Inc	8,408
79,700	e	Mediceo Paltac Holdings Co Ltd	1,273
326,310	e*	Medicines Co	7,508
460,144	e	Medicis Pharmaceutical Corp (Class A)	14,982
1,097,479	*	Medimmune, Inc	36,930
14,118,932		Merck & Co, Inc	384,176
431,293		Merck KGaA	36,415
144,489		Meridian Bioscience, Inc	2,991
703,193		Methanex Corp	10,433
425,503	e*	MGI Pharma, Inc	9,918
1,323,592	e*	Millennium Pharmaceuticals, Inc	12,349
137,479		Minerals Technologies, Inc	7,865
1,300		Miraca Holdings, Inc	30
860,540		Mitsubishi Gas Chemical Co, Inc	5,755
2,584,000	e	Mitsui Chemicals, Inc	15,275
68,800	e*	Momenta Pharmaceuticals, Inc	1,875
2,218,335		Monsanto Co	139,201
620	*	Morphosys AG.	29
577,533	*	Mosaic Co	9,252
1,225,464		Mylan Laboratories, Inc	23,602
181,672	*	Myogen, Inc	4,269
323,479	e*	Nabi Biopharmaceuticals	4,238
357,582	*	Nalco Holding Co	6,032
150,088	e*	Nastech Pharmaceutical Co, Inc	2,122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

68,276		Natures Sunshine Products, Inc	$1,587
326,448	e*	NBTY, Inc	7,672
71	*	Neose Technologies, Inc	—
203,503	*	Neurocrine Biosciences, Inc	10,010
53,453	*	New River Pharmaceuticals, Inc	2,563
144,898	*	NewMarket Corp	2,513
615,000	*	Nippon Chemiphar Co Ltd	4,070
541,000		Nippon Kayaku Co Ltd	4,253
1,120,000	e	Nippon Paint Co Ltd	4,210
5,000		Nippon Shinyaku Co Ltd	40
433,562		Nippon Shokubai Co Ltd	4,594
19,000		Nippon Soda Co Ltd	58
105,000		Nissan Chemical Industries Ltd	1,318
116,242	e*	NitroMed, Inc	2,092
76,374		NL Industries, Inc	1,435
129,012	e*	Northfield Laboratories, Inc	1,664
45,000	*	Nova Chemicals Corp	1,656
18,706		Nova Chemicals Corp	689
99,874		Novartis AG (ADR)	5,094
6,392,408		Novartis AG. (Regd)	325,508
129,111	*	Noven Pharmaceuticals, Inc	1,808
353,874		Novo Nordisk a/s (B Shs)	17,552
17,858		Novozymes a/s	923
251,056	*	NPS Pharmaceuticals, Inc	2,538
299,143	*	Nuvelo, Inc	2,872
99,616		Octel Corp	1,661
370,675		Olin Corp	7,039
186,143	*	OM Group, Inc	3,747
5,260		Omega Pharma S.A.	298
68,611	*	Omnova Solutions, Inc	300
53,300	e	Ono Pharmaceutical Co Ltd	2,488
211,404	*	Onyx Pharmaceuticals, Inc	5,281
402		OPG Groep NV	31
394,291	*	OraSure Technologies, Inc	3,718
678,027		Orica Ltd	10,873
97,002	e	Orion Oyj	2,169
321,709	*	OSI Pharmaceuticals, Inc	9,407
206,538	*	Pain Therapeutics, Inc	1,299
108,273	*	Palatin Technologies, Inc	249
224,189	e*	Par Pharmaceutical Cos, Inc	5,968
162,321	*	Parexel International Corp	3,261
43,707	e*	Parlux Fragrances, Inc	1,274
111,606	e*	Penwest Pharmaceuticals Co	1,956
316,103	e*	Peregrine Pharmaceuticals, Inc	316
530,852		Perrigo Co	7,596
45,996,490	e	Pfizer, Inc	1,148,532
43,607	e*	Pharmacyclics, Inc	393
147,700	*	Pharmion Corp	3,221
60,799	*	Pharmos Corp	130
91,129	*	Pioneer Cos, Inc	2,193
612,874	*	PolyOne Corp	3,714
192,307	e	Potash Corp of Saskatchewan	17,952
145,752	*	Pozen, Inc	1,602

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

787,117	e	PPG Industries, Inc	$46,589
233,714	*	Praecis Pharmaceuticals, Inc	108
1,674,658		Praxair, Inc	80,266
160,976	*	Prestige Brands Holdings, Inc	1,983
15,258,275	e	Procter & Gamble Co	907,257
94,699	*	Progenics Pharmaceuticals, Inc	2,245
877,215	*	Protein Design Labs, Inc	24,562
2,670,500		PT Kalbe Farma Tbk	221
105,436	e*	Qiagen NV	1,367
26,248	*	QLT, Inc	200
13,696		Quaker Chemical Corp	238
2,549		Ranbaxy Laboratories Ltd	29
2,168,651		Reckitt Benckiser plc	66,257
8,555		Recordati S.p.A.	65
162,895	e*	Renovis, Inc	2,204
711,108	e*	Revlon, Inc (Class A)	2,290
36,378,665	a*	Rhodia S.A.	74,562
4,109,584	e*	Rhodia S.A. (Spon ADR)	8,178
9,570		Roche Holding AG.	1,522
1,795,521		Roche Holding AG. (Genusscheine)	250,405
758,719	*	Rockwood Holdings, Inc	14,454
1,370,460		Rohm & Haas Co	56,367
573,622		RPM International, Inc	10,555
208,522	*	Salix Pharmaceuticals Ltd	4,431
2,556,634	e	Sanofi-Aventis	211,915
133,600		Sanofi-Aventis (ADR)	5,551
107,700		Santen Pharmaceutical Co Ltd	2,794
138,200	e	Sawai Pharmaceutical Co Ltd	4,926
326,424	e	Schering AG.	20,701
10,900,081		Schering-Plough Corp	229,447
154	*	Sciclone Pharmaceuticals, Inc	1
128,490		Scotts Miracle-Gro Co (Class A)	11,298
1,800		Seikagaku Corp	20
2,555,456	e	Sekisui Chemical Co Ltd	18,240
256,262		Sensient Technologies Corp	4,856
2,276,334	e*	Sepracor, Inc	134,281
218,707	*	Serologicals Corp	4,934
8,131		Serono S.A. (B Shs)	5,367
725,316		Shin-Etsu Chemical Co Ltd	31,677
340,264	e	Shionogi & Co Ltd	4,638
509,009	e	Shiseido Co Ltd	7,347
2,033,000		Showa Denko KK	6,511
9,102	*	Sigma Co Ltd	85
333,487		Sigma-Aldrich Corp	21,363
2,200		Sinopec Shanghai Petrochemical Co Ltd (Spon ADR)	78
1,700		Sociedad Quimica y Minera de Chile S.A. (Spon ADR)	215
193,259		Solvay S.A.	22,543
2,945		Stada Arzneimittel AG.	106
423,664	e*	StemCells, Inc	2,339
32,029		Stepan Co	803
49,594	*	Stratagene Corp	447
242,000	e	Sumitomo Bakelite Co Ltd	1,661
3,098,140	e	Sumitomo Chemical Co Ltd	19,189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

72,722		Sun Pharmaceuticals Industries Ltd	$1,107
278,594	e*	SuperGen, Inc	1,755
121,913	e*	SurModics, Inc	4,717
160,880		Suzuken Co Ltd	4,656
668,000	e	Taisho Pharmaceutical Co Ltd	12,053
165,000		Taiyo Nippon Sanso Corp	1,032
1,767,394	e	Takeda Pharmaceutical Co Ltd	105,414
1,038,000	e	Tanabe Seiyaku Co Ltd	10,505
134,939	e*	Tanox, Inc	1,977
4,049,000		Teijin Ltd	23,649
54,267	*	Tercica, Inc	612
818,391	*	Terra Industries, Inc	5,442
10,217		Teva Pharmaceutical Industries Ltd	344
2,401,231	e	Teva Pharmaceutical Industries Ltd (Spon ADR)	80,249
893,948	*	Theravance, Inc	18,809
32,161	e*	Threshold Pharmaceuticals, Inc	439
10,000		Toagosei Co Ltd	53
834,978	e	Toray Industries, Inc	4,450
783,000		Tosoh Corp	3,337
1,200		Towa Pharmaceutical Co Ltd	28
6,000		Tsumura & Co	141
142,855		UAP Holding Corp	2,586
536,000		UBE Industries Ltd	1,447
383,931	e	UCB S.A.	20,330
26,623	*	Unifi, Inc	89
10,912		United Drug plc	44
151,674	*	United Therapeutics Corp	10,587
89,153	e*	USANA Health Sciences, Inc	4,253
737,996		USEC, Inc	8,236
407,419	e	Valeant Pharmaceuticals International	8,181
566,710		Valspar Corp	12,672
552,330	*	VCA Antech, Inc	14,095
554,117	*	Vertex Pharmaceuticals, Inc	12,385
246,814	e*	Vion Pharmaceuticals, Inc	536
780,886	*	Watson Pharmaceuticals, Inc	28,588
242,406		Wellman, Inc	1,534
746,950		Wesfarmers Ltd	22,902
175,026		Westlake Chemical Corp	4,740
471,012	*	WR Grace & Co	4,215
11,488,505		Wyeth	531,573
114,624		Zeltia S.A.	833
35,000		Zeon Corp	383
51,367	*	Zila, Inc	179
168,800	*	Zymogenetics, Inc	2,785

		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,168,304

COAL MINING - 0.15%
170,434	*	Alpha Natural Resources, Inc	5,120
310,402	e	Arch Coal, Inc	20,952
511,589		Consol Energy, Inc	39,019
192,663		Foundation Coal Holdings, Inc	7,408

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

77,291	*	James River Coal Co	$3,901
371,799		Massey Energy Co	18,988
740,664	e	Peabody Energy Corp	62,475
98,239		Penn Virginia Corp	5,669
299,500		PT Bumi Resources Tbk	26
4,139,066	*	Semirara Mining Corp	1,920
18,336	*	Westmoreland Coal Co	507
2,720		Yanzhou Coal Mining Co Ltd (Spon ADR)	109

		TOTAL COAL MINING	166,094

COMMUNICATIONS - 4.59%
784,282		Adtran, Inc	24,705
582,357		Advanced Info Service PCL	1,532
14,700		Advanced Info Service plc (Spon ADR)	37
220,075	e*	Airspan Networks, Inc	1,107
771,180	e*	Alamosa Holdings, Inc	13,195
59,139	e	Alaska Communications Systems Group, Inc	677
12,600	e	Aliant, Inc	311
1,989,030	e	Alltel Corp	129,506
800	*	Alvarion Ltd	7
303,952		America Movil S.A. de C.V.	400
5,700		America Movil S.A. de C.V., Series L	150
2,119,684	*	American Tower Corp (Class A)	52,886
214,392	e	Anixter International, Inc	8,646
1,005,645		Antena 3 de Television S.A.	18,284
5,551,785		AT&T Corp	109,925
142,367	*	Audiovox Corp (Class A)	1,990
2,284,348	*	Avaya, Inc	23,529
4,493	*	Avenir Telecom	17
411,093	*	BCE, Inc	11,282
308,690	e	BCE, Inc	8,470
47,016	*	Beasley Broadcast Group, Inc (Class A)	661
396,254		Belgacom S.A.	13,477
10,429,956	e	BellSouth Corp	274,308
18,142	*	Bezeq Israeli Telecommunication Corp Ltd	24
58,671	*	Boston Communications Group	66
266,931	*	Brightpoint, Inc	5,109
6,572,369		British Sky Broadcasting plc	65,170
14,494,882		BT Group plc	56,991
6,635,686		Cable & Wireless plc	16,787
1,173,491	*	Cablevision Systems Corp (Class A)	35,991
139,716	*	Centennial Communications Corp	2,093
1,033,276		CenturyTel, Inc	36,144
2,822	*	Cesky Telecom AS	56
2,537		Cesky Telecom AS	51
1,421,585	e*	Charter Communications, Inc (Class A)	2,132
86,000		China Mobile Hong Kong Ltd	421
15,800		China Mobile Hong Kong Ltd (Spon ADR)	389
232,000		China Telecom Corp Ltd	87
4,300		China Telecom Corp Ltd (ADR)	162
4,700		China Unicom Ltd (ADR)	39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,665,000		Chunghwa Telecom Co Ltd	$2,910
326,964	e	Chunghwa Telecom Co Ltd (ADR)	6,052
2,035,898	*	Cincinnati Bell, Inc	8,978
419,225	e*	Citadel Broadcasting Corp	5,756
1,562,406	e	Citizens Communications Co	21,171
3,063,254	*	Clear Channel Communications, Inc	100,750
11,781,908	*	Comcast Corp (Class A)	346,152
109,804	*	Comcast Corp (Special Class A)	3,160
318,403		Commonwealth Telephone Enterprises, Inc	12,004
1,000		Compania Anonima Nacional Telefonos de Venezuela (ADR)	14
185,000	e	COMSYS Holdings Corp	2,145
1,142	*	Contax Participacoes S.A.	1
5,001	*	Contax Participacoes S.A.	3
232,013		Cosmote Mobile Telecommunications S.A.	4,627
291,405	*	Cox Radio, Inc (Class A)	4,429
1,725,475	*	Crown Castle International Corp	42,498
109,645	*	Crown Media Holdings, Inc (Class A)	1,201
120,871		CT Communications, Inc	1,495
330,117	*	Cumulus Media, Inc (Class A)	4,123
4,107,205	e	Deutsche Telekom AG. (Regd)	74,971
61,862	*	Digital Generation Systems	39
3,542,023	*	DIRECTV Group, Inc	53,060
677,988	e*	Dobson Communications Corp (Class A)	5,207
1,567,400	e	EchoStar Communications Corp (Class A)	46,348
753,581		Eircom Group plc	1,781
245,695	*	Eircom Group plc	175
1,545		Elcoteq Network Corp (A Shs)	35
497,107	e	Elisa Oyj	8,618
250,820	*	Emmis Communications Corp (Class A)	5,541
289,936	*	Entercom Communications Corp	9,159
399,104	*	Entravision Communications Corp (Class A)	3,141
9,000	*	Epson Toyocom Corp	60
211,151		Fairpoint Communications, Inc	3,089
38,938	*	Fisher Communications, Inc	1,813
2,500	v*	Focal Communications Corp	—
833,965	*	Foundry Networks, Inc	10,591
4,742,945	e	France Telecom S.A.	136,554
906		Fuji Television Network, Inc	2,030
1,009,000		Fujikura Ltd	6,196
305,355	*	General Communication, Inc (Class A)	3,023
120,787		Gestevision Telecinco S.A.	2,534
432,085		Global Payments, Inc	33,582
285,357		GN Store Nord	3,780
140,589	e	Golden Telecom, Inc	4,438
243,538		Gray Television, Inc	2,579
32,435		Grupo Televisa S.A.	116
2,700		Grupo Televisa S.A. (Spon ADR)	194
135,727		Hearst-Argyle Television, Inc	3,487
234,779	*	Hellenic Telecommunications Organization S.A.	4,710
46,700		Hikari Tsushin, Inc	2,967
19,189	e*	Hungarian Telephone & Cable	287
282,000	*	Hutchison Telecommunications International Ltd	409
1,520,356	e*	IAC/InterActiveCorp	38,541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

29,000		I-CABLE Communications Ltd	$8
132,597	*	IDT Corp	1,631
292,906	*	IDT Corp (Class B)	3,571
139,582	e*	InPhonic, Inc	1,919
377,953	*	Insight Communications Co, Inc	4,396
435	e	Invoice, Inc	36
131,298		Iowa Telecommunications Services, Inc	2,208
2,250	*	ITC DeltaCom, Inc	5
6,675,245		ITV plc	13,344
143,769	e*	j2 Global Communications, Inc	5,811
28,573	*	Jazztel plc	36
7		JSAT Corp	15
4,004	*	Jupiter Telecommunications Co	3,466
160,000	e	Kadokawa Holdings, Inc	5,336
3,322	e	KDDI Corp	18,758
58,355		Kingston Communications plc	63
2,370		KT Corp	100
10,800		KT Corp	243
3,891,090	e*	Level 3 Communications, Inc	9,027
90,839		Liberty Corp	4,259
2,095,149	*	Liberty Global, Inc	56,737
116,959	e*	Liberty Global, Inc (Series C)	3,012
18,173,176	*	Liberty Media Corp (Class A)	146,294
212,307	*	Lin TV Corp (Class A)	2,962
104,835	*	Lodgenet Entertainment Corp	1,544
255,412	*	Lucent Technologies Inc, Wts 12/10/07	243
7,577		Magyar Telekom	39
2,600		Magyar Telekom (Spon ADR)	67
3,448		Mahanagar Telephone Nigam	10
366,857	*	Marconi Corp plc	2,064
137,603	*	Mastec, Inc	1,500
15,900		Maxis Communications Bhd	40
1,449,706	*	MCI, Inc	36,779
3,030,891	e,v*	McLeod (Escrow)	—
10,154	e*	McLeodUSA, Inc (Class A)	—
346,338	*	Mediacom Communications Corp	2,556
966,139		Mediaset S.p.A.	11,468
15,240	e*	Metro One Telecommunications, Inc	11
2,866		Mobilcom AG.	66
1,800		Mobile TeleSystems (Spon ADR)	73
39,214		MobileOne Ltd	46
57,368	*	Modern Times Group AB (B Shs)	2,167
22,519		MTN Group Ltd	187
1,034,036	*	NCR Corp	32,996
171,558	*	Net2Phone, Inc	300
184,197	*	NeuStar, Inc	5,892
736,862	e*	Nextel Partners, Inc (Class A)	18,495
358,104	*	NII Holdings, Inc (Class B)	30,242
10,806		Nippon Telegraph & Telephone Corp	53,201
93,243		North Pittsburgh Systems, Inc	1,903
210,285	e*	Novatel Wireless, Inc	3,043
342,182	*	NTL, Inc	22,858
7,865	*	NTL, Inc (CW11)	5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

26,639		NTT DoCoMo, Inc	$47,477
10,796,626		O2 plc	30,131
538,360		PanAmSat Holding Corp	13,028
1,122		Partner Communications	10
195,952	*	Paxson Communications Corp	88
1,374	e*	Pegasus Communications Corp	5
101,610	e	Philippine Long Distance Telephone (Spon ADR)	3,094
830		Philippine Long Distance Telephone Co	25
243,593		Portugal Telecom SGPS S.A. (Regd)	2,232
12,514		Preformed Line Products Co	591
909,536	*	Premiere Global Services, Inc	7,440
295,463	*	Price Communications Corp	4,860
294,830	e*	Primus Telecommunications Group	301
41,000		PT Indosat Tbk	21
3,500		PT Indosat Tbk (ADR)	88
22,570		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	239
19,400	e	PT Telekomunikasi Indonesia (Spon ADR)	404
174,000		PT Telekomunikasi Indonesia Tbk	90
971,534	e	Publishing & Broadcasting Ltd	12,227
7,724,709	*	Qwest Communications International, Inc	31,671
317,365	*	Radio One, Inc (Class A)	4,175
197,977	*	Radio One, Inc (Class D)	2,603
130,113	e*	RCN Corp	2,761
277	e,v*	RCN Corp Wts 12/21/06	—
223,452	*	Regent Communications, Inc	1,175
335,736	*	Research In Motion Ltd	22,940
252,429		Rogers Communications, Inc	9,953
1,600		Rostelecom (ADR)	24
25,047,440		Royal KPN NV	225,280
93,135	*	Saga Communications, Inc (Class A)	1,239
57,635	*	Salem Communications Corp (Class A)	1,063
514,982	*	SBA Communications Corp	7,956
20,702,151		SBC Communications, Inc	496,231
2,167,054	*	Seat Pagine Gialle S.p.A.	1,071
107,820	e	Shaw Communications, Inc	2,257
38,456		Shenandoah Telecom Co	1,584
1,454,100		Shin Corp PCL	1,452
244,962		Sinclair Broadcast Group, Inc (Class A)	2,173
7,176,060		Singapore Telecommunications Ltd	10,406
684		SK Telecom Co Ltd	133
10,700		SK Telecom Co Ltd (ADR)	234
229,288	*	Sky Network Television Ltd	979
6,828	e	SKY Perfect Communications, Inc	5,362
6,000		SmarTone Telecommunications Holding Ltd	6
88,491	e	Societe Television Francaise 1 (T.F.1)	2,355
14,548	*	Sogecable S.A.	570
190,674	*	Spanish Broadcasting System, Inc (Class A)	1,369
231		Spir Communication	47
21,039,861		Sprint Nextel Corp	500,328
1,172,000		Starhub Ltd	1,401
152,208	*	SunCom Wireless Holdings, Inc	524
80,690		SureWest Communications	2,314

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

11,935		Swisscom AG. (Regd)	$3,916
83,009	*	Syniverse Holdings, Inc	1,278
43,000		Taiwan Mobile Co Ltd	41
200,486	*	Talk America Holdings, Inc	1,891
184,369	e	Tandberg ASA	2,473
1,142		Tele Norte Leste Participacoes S.A.	26
5,001		Tele Norte Leste Participacoes S.A.	83
363,469	e	Tele2 AB (B Shs)	3,715
1,300	*	Telecom Argentina S.A.	17
3,753,173	e	Telecom Corp of New Zealand Ltd	15,667
8,926,244		Telecom Italia S.p.A.	29,111
5,896,166		Telecom Italia S.p.A. (RNC)	16,457
7,141,570		Telefonica S.A.	117,271
7,704		Telefonica S.A. (Spon ADR)	380
204,671		Telefonos de Mexico S.A. de C.V.	218
9,500		Telefonos de Mexico S.A. de C.V.	200
537,974		Telekom Austria AG.	10,734
15,000		Telekom Malaysia Bhd	41
12,198		Telekomunikacja Polska S.A.	95
1,572,266		Telenor ASA	14,098
2,201	e	Telephone & Data Systems, Inc	83
513,780		Telephone and Data Systems, Inc (Non-Vote)	20,037
4,319	*	Telesp Celular Participacoes S.A.	17
1,208,300		Television Broadcasts Ltd	7,391
5,757,713		TeliaSonera AB	27,412
4,258		Telkom S.A. Ltd	84
1,300		Telkom South Africa Ltd (Spon ADR)	103
205,843	e*	Telkonet, Inc	807
2,078,181		Telstra Corp Ltd	6,459
301,788		TELUS Corp	12,614
121,446	*	Telus Corp (non vtg)	4,948
351,996		TELUS Corp (Non-Vote)	14,361
170,490	e*	Terremark Worldwide, Inc	748
484,911	e*	TiVo, Inc	2,662
15,700		Tokyo Broadcasting System, Inc	365
92,000	*	Tom Group Ltd	18
6,553		Turkcell Iletisim Hizmet A.S.	36
8,100		Turkcell Iletisim Hizmetleri AS (ADR)	111
8,700	v	TV Azteca S.A. de C.V. (Spon ADR)	76
535,510	*	Ubiquitel, Inc	4,680
1,409,228	e*	Univision Communications, Inc (Class A)	37,387
1,500		Uralsvyazinform (ADR)	12
95,622	*	US Cellular Corp	5,108
178,797	*	USA Mobility, Inc	4,824
331,169		Valor Communications Group, Inc	4,514
17,359,628		Verizon Communications, Inc	567,486
16,068	*	Versatel Telecom International NV	43
1,038		Videsh Sanchar Nigam Ltd	8
4,600		Videsh Sanchar Nigam Ltd (ADR)	76
1,100	*	Vimpel-Communications (Spon ADR)	49
115,225,772		Vodafone Group plc	300,673
1		Vodafone Group plc (Spon ADR)	—
4,670		Warwick Valley Telephone Co	106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

152,078	*	West Corp	$5,686
351,989	*	Wireless Facilities, Inc	2,042
1,236,600	e*	XM Satellite Radio Holdings, Inc	44,406
20,703	*	Young Broadcasting, Inc (Class A)	72

		TOTAL COMMUNICATIONS	5,221,573

DEPOSITORY INSTITUTIONS - 10.89%
94,342		1st Source Corp	2,184
837,000	e	77 Bank Ltd	6,159
70,383		ABC Bancorp	1,351
2,573,609		ABN AMRO Holding NV	61,840
83,706	*	ACE Cash Express, Inc	1,633
10,107		Adelaide Bank Ltd	100
5,400	*	Akbank T.A.S. (ADR)	72
11,084		Akbank TAS	74
83,644		Alabama National Bancorp	5,348
927,004		Allied Irish Banks plc	19,782
471,495		Allied Irish Banks plc (United Kingdom)	10,062
348,753		Alpha Bank S.A.	9,898
169,489		Amcore Financial, Inc	5,290
444,664		Amegy Bancorp, Inc	10,063
72,088	*	AmericanWest Bancorp	1,667
49,248		Ames National Corp	1,359
2,371,700		AMMB Holdings Bhd	1,624
1,924,659		AmSouth Bancorp	48,617
146,514		Anchor Bancorp Wisconsin, Inc	4,319
58,005		Arrow Financial Corp	1,573
613,229		Associated Banc-Corp	18,691
509,784		Astoria Financial Corp	13,468
2,167,664	e	Australia & New Zealand Banking Group Ltd	39,728
80,951	*	Banc Corp	874
28,811	e	Banca Antonveneta S.p.A.	910
77,644	e	Banca Fideuram S.p.A.	446
5,250,143		Banca Intesa S.p.A.	24,544
1,911,893	e	Banca Intesa S.p.A. (Rnc)	8,344
536,383	e	Banca Monte dei Paschi di Siena S.p.A.	2,386
1,156,970	e*	Banca Nazionale del Lavoro S.p.A.	3,724
4,533		Banca Popolare dell'Etruria e del Lazio	81
4,189,414		Banca Popolare di Milano	43,059
33,982		Bancfirst Corp	2,888
1,230,998		Banche Popolari Unite Scrl	25,067
5,523,222		Banco Bilbao Vizcaya Argentaria S.A.	97,156
279,082		Banco BPI S.A. (Regd)	1,245
4,460		Banco Bradesco S.A.	218
4,900		Banco Bradesco S.A. (Spon ADR)	240
2,883,639		Banco Comercial Portugues S.A. (Regd)	8,031
82,136		Banco Espirito Santo S.A. (Regd)	1,316
1,009		Banco Itau Holding Financeira S.A.	242
2,100		Banco Itau Holding Financeira S.A. (ADR)	249
605,369		Banco Popolare di Verona e Novara Scrl	11,452
660,678		Banco Popular Espanol S.A.	8,077

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

12,416,863		Banco Santander Central Hispano S.A.	$163,626
8,700		Banco Santander Chile S.A. (ADR)	382
10,400		BanColombia S.A. (ADR)	228
45,184	*	Bancorp, Inc	722
561,654		Bancorpsouth, Inc	12,834
45,065		BancTrust Financial Group, Inc	869
6,000		Bangkok Bank PCL	15
16,400		Bangkok Bank PCL (foreign)	46
28,792		Bank Austria Creditanstalt AG.	3,228
14,269		Bank Hapoalim Ltd	55
13,662		Bank Leumi Le-Israel	46
509,034		Bank Mutual Corp	5,457
28,900,145	e	Bank of America Corp	1,216,696
101,000	*	Bank of Communications Co Ltd	43
1,494,975		Bank of East Asia Ltd	4,374
2,470,000	e	Bank of Fukuoka Ltd	17,827
108,073		Bank of Granite Corp	2,058
242,538		Bank of Hawaii Corp	11,938
609,562		Bank of Ireland (Dublin)	9,664
935,855		Bank of Ireland (London)	14,781
1,523,000	e	Bank of Kyoto Ltd	15,265
1,099,271	e	Bank of Montreal	54,746
6,791,301		Bank of New York Co, Inc	199,732
74,000,000		Bank of Nova Scotia	74,000
2,045,349		Bank of Nova Scotia	76,502
80,000		Bank of Okinawa Ltd	2,979
1,062		Bank of Queensland Ltd	10
57,497	e	Bank of the Ozarks, Inc	1,974
2,373,800		Bank of the Philippine Islands	2,203
110,000		Bank of the Ryukyus Ltd	2,931
1,645,600	*	Bank of Yokohama Ltd	12,559
1,291		Bank Pekao S.A.	72
7,644		Bank Pekao S.A.	425
151		Bank Przemyslowo-Handlowy BPH	30
91,500		Bank Rakyat Indonesia	24
41		Bank Sarasin & Compagnie AG.	92
1,017	v*	Bank United Corp (Contingent Payment Rts)	—
383		Bank Zachodni WBK S.A.	15
438,378		BankAtlantic Bancorp, Inc (Class A)	7,448
25,000	*	BankFinancial Corp	355
148,935		BankUnited Financial Corp (Class A)	3,406
62,813		Banner Corp	1,673
10		Banque Nationale de Belgique	44
10,781,328		Barclays plc	109,290
2,301,441		Bayerische Hypo-und Vereinsbank AG.	65,040
2,536,389		BB&T Corp	99,046
6,300		BBVA Banco Frances S.A. (ADR)	49
43,505		Berkshire Hills Bancorp, Inc	1,479
153,211	*	BFC Financial Corp	1,069
1,786,432		BNP Paribas	136,229
3,750,000		BOC Hong Kong Holdings Ltd	7,517
94,892		BOK Financial Corp	4,571
165,115	e	Boston Private Financial Holdings, Inc	4,382

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

155	*	BRE Bank S.A.	$7
311,255		Brookline Bancorp, Inc	4,924
7,288		Bryn Mawr Bank Corp	156
300		C&F Financial Corp	12
46,184		Camden National Corp	1,740
674,113	e	Canadian Imperial Bank of Commerce	42,168
71,612		Capital City Bank Group, Inc	2,700
52,857		Capital Corp of the West	1,615
39,250	*	Capital Crossing Bank	1,364
4,365,546		Capitalia S.p.A.	23,948
65,224		Capitol Bancorp Ltd	2,113
104,697		Capitol Federal Financial	3,583
121,396	*	Cardinal Financial Corp	1,171
94,913		Cascade Bancorp	1,983
95,000		Cathay Financial Holding Co Ltd	177
294,262		Cathay General Bancorp	10,435
51,194		Center Financial Corp	1,203
68,372	*	Central Coast Bancorp	1,457
163,814		Central Pacific Financial Corp	5,763
8,913		Century Bancorp, Inc (Class A)	278
23,630		Charter Financial Corp	806
149,614		Chemical Financial Corp	4,862
1,355,000		Chiba Bank Ltd	11,035
88,545		Chinatrust Financial Holding Co	76
246,791		Chittenden Corp	6,542
3,500		CIMB Bhd	6
18,000		CITIC International Financial Holdings Ltd	7
35,150,988		Citigroup, Inc	1,600,073
42,745	e	Citizens & Northern Corp	1,141
244,117		Citizens Banking Corp	6,933
9,518		Citizens First Bancorp, Inc	203
55,188		City Bank	1,889
144,985		City Holding Co	5,185
210,750		City National Corp	14,771
85,200		Clifton Savings Bancorp, Inc	878
95,161	e	Coastal Financial Corp	1,429
84,554	e	CoBiz, Inc	1,574
750,444		Colonial Bancgroup, Inc	16,810
31,886	e	Colony Bankcorp, Inc	863
42,785		Columbia Bancorp	1,720
88,862		Columbia Banking System, Inc	2,331
983,882		Comerica, Inc	57,951
33,300		Commerce Asset Holdings Bhd	49
717,744		Commerce Bancorp, Inc	22,028
281,607		Commerce Bancshares, Inc	14,497
24,941		Commercial Bankshares, Inc	938
323,365		Commercial Capital Bancorp, Inc	5,497
248,873		Commercial Federal Corp	8,497
4,059		Commercial International Bank	41
1,753,986		Commerzbank AG.	48,004
1,240,853		Commonwealth Bank of Australia	36,396
22,059	*	Community Bancorp	728
171,004		Community Bank System, Inc	3,865

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

122,982	e	Community Banks, Inc	$3,457
94,720		Community Trust Bancorp, Inc	3,048
752,132		Compass Bancshares, Inc	34,470
161,700		Corus Bankshares, Inc	8,866
1,475,939	e	Credit Agricole S.A.	43,419
4,879,238	e	Credit Suisse Group	216,855
243,911		Cullen/Frost Bankers, Inc	12,035
287,325		CVB Financial Corp	5,344
2,140		Daegu Bank	26
36,000		Daito Bank Ltd	91
1,233,040		Danske Bank a/s	37,850
1,297,723		DBS Group Holdings Ltd	12,136
3,047,369		Depfa Bank plc	49,049
898,619	e	Deutsche Bank AG. (Regd)	84,312
492,176	e	Dexia	11,114
163,055		Dime Community Bancshares	2,400
1,686,412		DNB NOR Holding ASA	17,448
176,527		Downey Financial Corp	10,750
44,000	e	E.Sun Financial Holding Co Ltd	30
231,015	e	East West Bancorp, Inc	7,864
166,967	e	FG Eurobank Ergasias S.A.	5,198
50,041	e	Emporiki Bank of Greece S.A.	1,475
42,257	e	Enterprise Financial Services Corp	897
5,000	e	Equitable PCI Bank	4
491,892	e	Erste Bank der Oesterreichischen Sparkassen AG.	26,391
52,403	*	EuroBancshares, Inc	781
182,275	*	Euronet Worldwide, Inc	5,394
41,600		Farmers Capital Bank Corp	1,289
134,379		Fidelity Bankshares, Inc	4,105
2,593,256		Fifth Third Bancorp	95,250
53,077		Financial Institutions, Inc	977
1,282,304		Fineco S.p.A.	11,680
70,446		First Bancorp (North Carolina)	1,412
623,916		First Bancorp (Puerto Rico)	10,557
74,321	e	First Busey Corp (Class A)	1,447
172,032		First Charter Corp	4,211
43,500		First Citizens Bancshares, Inc (Class A)	7,423
344,940		First Commonwealth Financial Corp	4,598
96,508		First Community Bancorp, Inc	4,616
60,827		First Community Bancshares, Inc	1,785
36,533		First Defiance Financial Corp	1,002
189,212		First Financial Bancorp	3,519
122,263		First Financial Bankshares, Inc	4,258
79,969		First Financial Corp (Indiana)	2,159
83,000		First Financial Holding Co Ltd	61
89,463		First Financial Holdings, Inc	2,748
822,097		First Horizon National Corp	29,883
62,339		First Indiana Corp	2,124
106,611		First Merchants Corp	2,754
347,009		First Midwest Bancorp, Inc	12,923
796,523		First Niagara Financial Group, Inc	11,502
41,689		First Oak Brook Bancshares, Inc	1,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,958		First of Long Island Corp	$133
78,225		First Place Financial Corp	1,734
16,854	*	First Regional Bancorp	1,328
172,109		First Republic Bank	6,063
29,927	e	First South Bancorp, Inc	997
86,363		First State Bancorporation	1,830
133,404	*	FirstFed Financial Corp	7,178
397,263		FirstMerit Corp	10,643
47,465		FirstRand Ltd	127
312,207	e	Flagstar Bancorp, Inc	5,027
114,142		Flushing Financial Corp	1,869
276,024		FNB Corp	4,770
54,444		FNB Corp (Virginia)	1,507
170		Forstaedernes Bank a/s	18
1,508,010		Fortis	43,872
462,027	*	Fortis (Strip Vvpr)	17
137,776	*	Franklin Bank Corp	2,225
441,305		Fremont General Corp	9,634
156,137		Frontier Financial Corp	4,528
743,840	e	Fulton Financial Corp	12,459
62,417		GB&T Bancshares, Inc	1,325
8,234		German American Bancorp	111
174,260		Glacier Bancorp, Inc	5,379
273,112		Gold Banc Corp, Inc	4,069
1,244,275		Golden West Financial Corp	73,897
62,891		Great Southern Bancorp, Inc	1,882
714,776		Greater Bay Bancorp	17,612
34,795		Greene County Bancshares, Inc	900
5,232		Grupo Financiero Banorte S.A. de C.V.	47
274,000		Gunma Bank Ltd	1,760
210,486		Hancock Holding Co	7,186
968,094		Hang Seng Bank Ltd	13,016
160,849		Hanmi Financial Corp	2,887
129,126		Harbor Florida Bancshares, Inc	4,683
159,985		Harleysville National Corp	3,512
3,266		HDFC Bank Ltd	51
7,400	e	HDFC Bank Ltd (ADR)	379
61,772		Heartland Financial USA, Inc	1,200
64,687		Heritage Commerce Corp	1,345
773,504	e	Hibernia Corp (Class A)	23,236
758,000		Hokuhoku Financial Group, Inc	2,862
8,500		Hong Leong Bank Bhd	12
62,109		Horizon Financial Corp	1,366
3,971,478		HSBC Holdings plc (Hong Kong)	64,606
11,419,294		HSBC Holdings plc (United Kingdom)	185,251
62,000		Hua Nan Financial Holdings Co Ltd	41
11,056,882		Hudson City Bancorp, Inc	131,577
314,929		Hudson United Bancorp	13,331
1,285,226	e	Huntington Bancshares, Inc	28,879
58,484		IBERIABANK Corp	3,108
7,700		ICICI Bank Ltd (Spon ADR)	218
431,492		Independence Community Bank Corp	14,710
87,084		Independent Bank Corp (Massachusetts)	2,646

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

129,672		Independent Bank Corp (Michigan)	$3,766
304,352		IndyMac Bancorp, Inc	12,046
91,422		Integra Bank Corp	1,984
95,796		Interchange Financial Services Corp	1,653
229,399		International Bancshares Corp	6,813
29,000		International Bank of Taipei	18
290,527	e	Investors Financial Services Corp	9,558
139,647		Irwin Financial Corp	2,847
8,018	*	Israel Discount Bank Ltd	12
59,195	*	ITLA Capital Corp	3,107
1,580,914		Joyo Bank Ltd	9,652
23,500,440	e	JPMorgan Chase & Co	797,370
3,000		Kagawa Bank Ltd	20
6,200		Kasikornbank PCL	9
20,400		Kasikornbank PCL (foreign)	33
7,503	v*	KBC Financial Wts	2,697
417,127		KBC Groep NV	33,896
140,815		Kearny Financial Corp	1,760
1,875,873		Keycorp	60,497
1,770		K-Fed Bancorp	22
175,865		KNBT Bancorp, Inc	2,738
238		Komercni Banka a/s	35
1,365		Komercni Banka AS	66
67,210		Kookmin Bank	3,969
13,100		Kookmin Bank (Spon ADR)	776
99,358	e	Lakeland Bancorp, Inc	1,523
36,846		Lakeland Financial Corp	1,524
9,373,467		Lloyds TSB Group plc	77,441
358,566		M&T Bank Corp	37,904
55,954		Macatawa Bank Corp	1,914
199,870	e	MAF Bancorp, Inc	8,195
77,843		Main Street Banks, Inc	2,086
77,110		MainSource Financial Group, Inc	1,367
29,200		Malayan Banking Bhd	90
1,192,357		Marshall & Ilsley Corp	51,879
146,163		MB Financial, Inc	5,697
88,561		MBT Financial Corp	1,632
2,088,055		Mellon Financial Corp	66,755
48,216		Mercantile Bank Corp	2,063
533,988		Mercantile Bankshares Corp	28,771
10,500		Metropolitan Bank & Trust	5
162,208		Mid-State Bancshares	4,462
53,068	e	Midwest Banc Holdings, Inc	1,227
38,000		Mitsubishi Securities Co	425
14,396	e	Mitsubishi UFJ Financial Group, Inc	189,254
368,000		Mitsui Trust Holdings, Inc	5,104
21,533		Mizuho Financial Group. Inc	137,170
94,431		Nara Bancorp, Inc	1,412
20,004		NASB Financial, Inc	800
1,393,306	e	National Australia Bank Ltd	35,165
425,172	e	National Bank Of Canada	22,050
213,770		National Bank of Greece S.A.	8,582
3,331,682		National City Corp	111,411

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

200,363		National Penn Bancshares, Inc	$4,987
45,121		NBC Capital Corp	1,132
218,711		NBT Bancorp, Inc	5,159
3,317		Nedbank Group Ltd	48
270,729		NetBank, Inc	2,250
1,269,897	e	New York Community Bancorp, Inc	20,826
590,423	e	NewAlliance Bancshares, Inc	8,644
275,000		Nishi-Nippon City Bank Ltd	1,366
876,656	e	Nordea Bank AB	8,746
1,550,376	e	Nordea Bank AB (Sweden)	15,545
3,651,631		North Fork Bancorporation, Inc	93,117
42,246	*	Northern Empire Bancshares	1,053
2,247,634		Northern Trust Corp	113,618
113,967		Northwest Bancorp, Inc	2,422
5,818		Oak Hill Financial, Inc	175
68,015		OceanFirst Financial Corp	1,642
3,296		OKO Bank	54
372,845		Old National Bancorp	7,912
87,202		Old Second Bancorp, Inc	2,602
67,849		Omega Financial Corp	1,902
243,730		Oriental Financial Group, Inc	2,983
4,161		OTP Bank Rt	164
2,155,896		Oversea-Chinese Banking Corp	7,975
365,169		Pacific Capital Bancorp	12,156
83,161		Park National Corp	9,004
226,257		Partners Trust Financial Group, Inc	2,606
45,811	e	Peapack Gladstone Financial Corp	1,257
62,987		Pennfed Financial Services, Inc	1,151
25,015	*	Pennsylvania Commerce Bancorp, Inc	893
67,932		Peoples Bancorp, Inc	1,877
275,344		People's Bank	7,979
98,911		PFF Bancorp, Inc	2,993
35,302	*	Pinnacle Financial Partners, Inc	889
224,296		Piraeus Bank S.A.	4,705
25,238		Placer Sierra Bancshares	693
1,719,065		PNC Financial Services Group, Inc	99,740
1,317,611		Popular, Inc	31,913
6,913		Powszechna Kasa Oszczednosci Bank Polski S.A.	67
28,986		Preferred Bank	1,165
80,448	*	Premierwest Bancorp	1,215
104,808	e	PrivateBancorp, Inc	3,593
87,301		Prosperity Bancshares, Inc	2,641
229,777		Provident Bankshares Corp	7,992
39,872		Provident Financial Holdings	1,118
456,788		Provident Financial Services, Inc	8,039
219,417		Provident New York Bancorp	2,561
95,500		PT Bank Central Asia Tbk	32
21,000		PT Bank Danamon Indonesia Tbk	8
335,500		PT Bank Internasional Indonesia Tbk	5
106,000		PT Bank Mandiri	15
2,000		Pusan Bank	22
27,185	e*	QC Holdings, Inc	354
307,944		R & G Financial Corp (Class B)	4,234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,833,823		Regions Financial Corp	$88,189
60,791		Renasant Corp	1,924
52,128		Republic Bancorp, Inc (Class A) (Kentucky)	1,091
452,932		Republic Bancorp, Inc (Michigan)	6,404
12,872	e	Resona Holdings, Inc	33,276
11,500		RHB Capital Bhd	8
28,121		Royal Bancshares of Pennsylvania (Class A)	628
1,365,122	e	Royal Bank of Canada	99,614
67,800	*	Royal Bank Of Canada (New York)	4,949
7,613,350		Royal Bank of Scotland Group plc	216,713
149,046		S&T Bancorp, Inc	5,634
69,792		S.Y. Bancorp, Inc	1,660
85,403		Sandy Spring Bancorp, Inc	2,878
9,000		San-In Godo Bank Ltd	93
1,074,634		Sanpaolo IMI S.p.A.	16,740
58,306		Santander BanCorp	1,436
51,896		SCBT Financial Corp	1,639
71,078		Seacoast Banking Corp of Florida	1,665
51,121		Security Bank Corp	1,272
3,790		Shinhan Financial Group Co Ltd	132
3,627,000	e	Shinsei Bank Ltd	22,881
646,168		Shizuoka Bank Ltd	6,665
13,500		Siam Commercial Bank PCL	17
31,111	e	Sierra Bancorp	709
18,122	*	Signature Bank	489
101,676		Simmons First National Corp (Class A)	2,900
1,021,668	e	Skandinaviska Enskilda Banken AB (A Shs)	18,769
497,188	e	Sky Financial Group, Inc	13,976
4,768	e	Smithtown Bancorp, Inc	127
1,033,964	e	Societe Generale (A Shs)	118,365
56,500		Sound Federal Bancorp, Inc	944
320,920		South Financial Group, Inc	8,613
66,374		Southside Bancshares, Inc	1,262
87,506		Southwest Bancorp, Inc	1,923
1,778,395		Sovereign Bancorp, Inc	39,196
1,722		Sparebanken Midt-Norge	96
3,153		Sparebanken Nord-Norge	61
20,610		Standard Bank Group Ltd	227
58,671		State Bancorp, Inc	1,051
5,769		State Bank of India Ltd	286
36,161		State Financial Services Corp (Class A)	1,321
1,512,489		State Street Corp	73,991
79,796		Sterling Bancorp	1,796
291,666		Sterling Bancshares, Inc	4,290
162,463		Sterling Financial Corp (Pennsylvania)	3,274
284,895		Sterling Financial Corp (Spokane)	6,424
69,391	e	Suffolk Bancorp	2,214
8,465	e	Sumitomo Mitsui Financial Group, Inc	79,915
4,706,809	e	Sumitomo Trust & Banking Co Ltd	38,787
55,910		Summit Bancshares, Inc	1,027
28,238	e	Summit Financial Group, Inc	769
62,298	*	Sun Bancorp, Inc (New Jersey)	1,314
1,442,924		Suncorp-Metway Ltd	21,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,327,324		SunTrust Banks, Inc	$161,633
331,000		Suruga Bank Ltd	3,651
299,003		Susquehanna Bancshares, Inc	7,188
270,636	e*	SVB Financial Group	13,164
262,583	e	Svenska Handelsbanken	6,013
609,552		Svenska Handelsbanken AB (A Shs)	14,155
5,844		Sydbank a/s	141
1,544,465		Synovus Financial Corp	42,813
25,936		Taylor Capital Group, Inc	981
658,195		TCF Financial Corp	17,607
438,911	e	TD Banknorth, Inc	13,229
92,643	*	Texas Capital Bancshares, Inc	1,959
278,414		Texas Regional Bancshares, Inc (Class A)	8,016
15,792,048	*	Thai Military Bank PCL	1,631
140,678		TierOne Corp	3,701
600		Tokyo Tomin Bank Ltd	20
42,051		Tompkins Trustco, Inc	1,819
15,339	e	Toronto-Dominion Bank	757
68,173		Trico Bancshares	1,467
479,531		Trustco Bank Corp NY	6,009
316,509		Trustmark Corp	8,815
16,675	*	Turkiye Garanti Bankasi A.S.	50
17,850	v*	Turkiye Garanti Bankasi AS (ADR)	53
10,491		Turkiye Is Bankasi	73
3,288,009		UBS AG. (Regd)	280,536
114,000		UBS AG. (Regd) (New York)	9,747
561,190		UCBH Holdings, Inc	10,281
106,768		UMB Financial Corp	7,013
297,011		Umpqua Holdings Corp	7,223
2,400		Unibanco - Uniao de Bancos Brasileiros S.A.	126
9,095		Unibanco - Uniao de Bancos Brasileiros S.A. (Units)	97
10,030,240	e	UniCredito Italiano S.p.A	56,716
56,027		Union Bankshares Corp	2,341
402,395		UnionBanCal Corp	28,055
243,335		United Bankshares, Inc	8,505
176,554		United Community Banks, Inc	5,032
163,730		United Community Financial Corp	1,837
2,238	*	United Mizrahi Bank Ltd	12
1,193,361		United Overseas Bank Ltd	9,959
33,558	e	United Security Bancshares	921
68,320		Univest Corp of Pennsylvania	1,889
125,372		Unizan Financial Corp	3,035
13,658,620		US Bancorp	383,534
70,232		USB Holding Co, Inc	1,601
1,957		UTI Bank Ltd	12
6,379		UTI Bank Ltd	38
117		Valiant Holding	10
499,084		Valley National Bancorp	11,429
50,640	e	Vineyard National Bancorp	1,496
52,911	*	Virginia Commerce Bancorp	1,433
44,030		Virginia Financial Group, Inc	1,587
956,468		W Holding Co, Inc	9,144
9,447,218		Wachovia Corp	449,593

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

398,950		Washington Federal, Inc	$9,000
7,689,204	e	Washington Mutual, Inc	301,571
75,021		Washington Trust Bancorp, Inc	2,040
241,472		Webster Financial Corp	10,857
12,150,880	e	Wells Fargo & Co	711,677
108,837		WesBanco, Inc	2,993
99,372		West Bancorporation, Inc	1,840
111,660		West Coast Bancorp	2,791
207,436		Westamerica Bancorporation	10,714
44,733	*	Western Sierra Bancorp	1,541
30,454		Westfield Financial, Inc	716
1,924,797		Westpac Banking Corp	31,014
306,302		Whitney Holding Corp	8,282
302,364		Wilmington Trust Corp	11,021
89,434		Wilshire Bancorp, Inc	1,368
276,000		Wing Hang Bank Ltd	2,031
139,683	e	Wintrust Financial Corp	7,020
47,454		WSFS Financial Corp	2,795
5,986	*	Yapi ve Kredi Bankasi	25
52,779		Yardville National Bancorp	1,860
471,076		Zions Bancorporation	33,545

		TOTAL DEPOSITORY INSTITUTIONS	12,393,893

EATING AND DRINKING PLACES - 0.66%
34,887		AFC Enterprises	403
441,742		Applebees International, Inc	9,140
738,268	e	Aramark Corp (Class B)	19,719
35,908		Autogrill S.p.A.	508
75,665	*	BJ's Restaurants, Inc	1,546
205,748		Bob Evans Farms, Inc	4,673
3,595,069	a	Brinker International, Inc	135,031
41,744	e*	Buffalo Wild Wings, Inc	1,106
108,050	*	California Pizza Kitchen, Inc	3,159
355,363		CBRL Group, Inc	11,962
318,599	*	CEC Entertainment, Inc	10,119
457,273		CKE Restaurants, Inc	6,027
1,707,785		Compass Group plc	6,231
14	*	Cosi, Inc	—
1,059,057		Darden Restaurants, Inc	32,164
94,754	*	Dave & Buster's, Inc	1,265
472,381	*	Denny's Corp	1,960
378,514		Domino's Pizza, Inc	8,827
852,157		Enterprise Inns plc	12,701
108,977		IHOP Corp	4,440
256,169	*	Jack in the Box, Inc	7,662
337,048	e*	Krispy Kreme Doughnuts, Inc	2,110
153,368		Landry's Restaurants, Inc	4,494
127,941		Lone Star Steakhouse & Saloon, Inc	3,326
99,486	*	Luby's, Inc	1,299
8,733		Luminar plc	74
50,520	*	McCormick & Schmick's Seafood Restaurants, Inc	1,067

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

6,639,998		McDonald's Corp	$222,374
1,000,148		Mitchells & Butlers plc	6,463
164,873	*	O'Charleys, Inc	2,359
335,530		Outback Steakhouse, Inc	12,280
131,686	*	Papa John's International, Inc	6,600
286,640	e*	PF Chang's China Bistro, Inc	12,850
1,342,988		Punch Taverns plc	19,007
197,733	*	Rare Hospitality International, Inc	5,082
74,236	*	Red Robin Gourmet Burgers, Inc	3,403
1,000		Royal Holdings Co Ltd	12
400,578	e	Ruby Tuesday, Inc	8,717
91,818	*	Ruth's Chris Steak House, Inc	1,688
286,739	*	Ryan's Restaurant Group, Inc	3,346
47,700		Skylark Co Ltd	704
31,198		Sodexho Alliance S.A.	1,181
297,364	*	Sonic Corp	8,133
32,207		TelePizza S.A.	74
203,640	*	Texas Roadhouse, Inc (Class A)	3,034
684,820	*	The Cheesecake Factory, Inc	21,394
119,997	*	The Steak N Shake Co	2,178
77,354	e	Triarc Cos (Class A)	1,300
125,295		Triarc Cos (Class B)	1,913
1,511		Valora Holding AG.	282
515,925	*	Wendy's International, Inc	23,294
203,394		Whitbread plc	3,417
1,840,743		Yum! Brands, Inc	89,110

		TOTAL EATING AND DRINKING PLACES	751,208

EDUCATIONAL SERVICES - 0.13%
761,241	*	Apollo Group, Inc (Class A)	50,539
147,600		Benesse Corp	5,561
719,764	e*	Career Education Corp	25,595
583,323	e*	Corinthian Colleges, Inc	7,741
325,412	e*	DeVry, Inc	6,199
63,270	*	Educate, Inc	949
429,333	*	Education Management Corp	13,842
203,291	*	ITT Educational Services, Inc	10,032
217,471	*	Laureate Education, Inc	10,650
56,864	*	Learning Tree International, Inc	751
24,658	e*	Princeton Review, Inc	148
85,232		Strayer Education, Inc	8,056
106,823	*	Universal Technical Institute, Inc	3,804

		TOTAL EDUCATIONAL SERVICES	143,867

ELECTRIC, GAS, AND SANITARY SERVICES - 4.04%
4,149,634	*	AES Corp	68,178
452,218		AGL Resources, Inc	16,782
447,161		Aguas de Barcelona S.A. (A Shs)	10,885
149,022		Alinta Ltd	1,349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,929,863	*	Allegheny Energy, Inc	$90,005
329,110	e	Allete, Inc	15,077
700,571		Alliant Energy Corp	20,408
1,340,517	*	Allied Waste Industries, Inc	11,327
1,181,366		Ameren Corp	63,191
71,396		American Ecology Corp	1,401
1,873,091	e	American Electric Power Co, Inc	74,362
79,547		American States Water Co	2,662
497,714		Aqua America, Inc	18,923
1,465,686	*	Aquila, Inc	5,804
80,000	e	Asahi Pretec Corp	1,581
357,415		Atmos Energy Corp	10,097
93,000		AU Optronics Corp	121
595,587		Australian Gas Light Co Ltd	6,740
468,540		Avista Corp	9,090
386	*	Beacon Power Corp	1
5,545,450		BG Group plc	52,780
421,201		BKW FMB Energie AG.	30,383
171,691		Black Hills Corp	7,446
101,580		California Water Service Group	4,185
6,505,154	e*	Calpine Corp	16,848
750,484		Caltex Australia Ltd	11,760
98,078		Cascade Natural Gas Corp	2,135
108,895	*	Casella Waste Systems, Inc (Class A)	1,430
1,659,073	e	Centerpoint Energy, Inc	24,670
6,500		Centrais Eletricas Brasileiras S.A. (Spon ADR)	63
84,332		Central Vermont Public Service Corp	1,476
6,084,962		Centrica plc	26,482
3,540		CEZ A.S.	107
92,994		CH Energy Group, Inc	4,415
7,905		Chesapeake Utilities Corp	278
911,029	e	Chubu Electric Power Co, Inc	22,265
947,414	e	Cinergy Corp	42,075
89,506	e*	Clean Harbors, Inc	3,039
276,482		Cleco Corp	6,519
1,971,145		CLP Holdings Ltd	11,752
1,831,149	*	CMS Energy Corp	30,122
1,400		Companhia Energetica de Minas Gerais (Spon ADR)	53
53,018		Connecticut Water Service, Inc	1,311
1,287,885	e	Consolidated Edison, Inc	62,527
1,203,009		Constellation Energy Group, Inc	74,105
389,352		Contact Energy Ltd	2,052
13,501		Crosstex Energy, Inc	864
12		Daiseki Co Ltd	-
1,813,014		Dominion Resources, Inc	156,173
1,548,922	e	DPL, Inc	43,060
1,254,411	e	DTE Energy Co	57,527
5,667,325		Duke Energy Corp	165,316
436,154		Duquesne Light Holdings, Inc	7,506
73,964	*	Duratek, Inc	1,352
3,152,366	e*	Dynegy, Inc (Class A)	14,848
1,237,728	e	E.ON AG.	114,054
2,119,555	e	Edison International	100,213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

263,561	e*	Edison S.p.A.	$589
3,702,528		El Paso Corp	51,465
359,145	*	El Paso Electric Co	7,488
31,470		Electrabel S.A.	15,822
266,100		Electric Power Development Co	8,898
153,647		Empire District Electric Co	3,514
54		Enagas	1
494,201	e*	Enbridge, Inc	15,866
799,775		Endesa S.A.	21,474
4,454,903	e	Enel S.p.A.	38,510
483,525		Energen Corp	20,917
573,331		Energias de Portugal S.A.	1,604
1,200,749		Energy East Corp	30,247
43,676		EnergySouth, Inc	1,205
1,086,313		Entergy Corp	80,735
4,030,006		Exelon Corp	215,364
2,632,394		First Philippine Holdings Corp	1,949
2,326,542		FirstEnergy Corp	121,259
2,653,517		FPL Group, Inc	126,307
4,347		GAIL India Ltd	26
272,500		Gas Natural SDG S.A.	7,951
1,247		Gazprom (Spon ADR)	84
479,692	e	Great Plains Energy, Inc	14,348
367,164	e	Hawaiian Electric Industries, Inc	10,237
408,700	e	Hokkaido Electric Power Co, Inc	8,708
6,193,199		Hong Kong & China Gas Ltd	12,773
1,138,511		Hong Kong Electric Holdings Ltd	5,680
52,000		Huaneng Power International, Inc	39
5,600	e	Huaneng Power International, Inc	166
1,021,631		Iberdrola S.A.	28,638
243,892		Idacorp, Inc	7,348
2,427,854		International Power plc	10,673
604,303		Kansai Electric Power Co, Inc	13,356
128,178		Kelda Group plc	1,593
944,058		KeySpan Corp	34,722
464,476	e	Kinder Morgan, Inc	44,664
22,200		Korea Electric Power Corp	393
4,330		Korea Electric Power Corp	148
23,400	e	Kurita Water Industries Ltd	425
865,004		Kyushu Electric Power Co, Inc	19,271
172,092		Laclede Group, Inc	5,591
7,300		Malakoff Bhd	15
29,350		Markwest Hydrocarbon, Inc	734
1,110,361		MDU Resources Group, Inc	39,584
170,244		Metal Management, Inc	4,316
113,972		MGE Energy, Inc	4,161
74,387		Middlesex Water Co	1,670
2	b*	Mirant Corp	-
1,016		Munters AB	24
744,042		National Fuel Gas Co	25,446
2,334,991		National Grid plc	21,955
243,555		New Jersey Resources Corp	11,199
355,479	e	Nicor, Inc	14,941

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,866,878		NiSource, Inc	$45,272
6,799,200	e	Nissin Co Ltd	9,058
1,467,012		Northeast Utilities	29,267
20,836		Northumbrian Water Group plc	92
185,598	e	Northwest Natural Gas Co	6,908
238,096		NorthWestern Corp	7,188
499,582	e*	NRG Energy, Inc	21,282
607,665		NSTAR	17,574
2,614		Oest Elektrizitatswirts (A Shs)	920
690,505		OGE Energy Corp	19,403
800		Okinawa Electric Power Co, Inc	44
598,645		Oneok, Inc	20,366
49,655		Ormat Technologies, Inc	1,099
4,370,445		Osaka Gas Co Ltd	15,309
185,718		Otter Tail Corp	5,746
222,264		Peoples Energy Corp	8,753
1,135,920		Pepco Holdings, Inc	26,433
1,711,817	*	Petronet LNG Ltd	2,315
2,275,031		PG&E Corp	89,295
52,811	*	Pico Holdings, Inc	1,856
351,572		Piedmont Natural Gas Co, Inc	8,849
713,424		Pinnacle West Capital Corp	31,448
234,242	e*	Plug Power, Inc	1,593
361,751		PNM Resources, Inc	10,371
2,591,790		PPL Corp	83,793
496,039	v*	Progress Energy Inc (Cvo)	5
1,612,722		Progress Energy, Inc	72,169
2,525,500		PT Perusahaan Gas Negara	1,025
1,465,314		Public Service Enterprise Group, Inc	94,308
600,824		Puget Energy, Inc	14,107
13,007		Puma AG. Rudolf Dassler Sport	3,541
868,909		Questar Corp	76,568
1,408,640	*	Reliant Energy, Inc	21,749
898,081		Republic Services, Inc	31,693
110,288		Resource America, Inc (Class A)	1,955
768,768	e	RWE AG.	51,024
804,897		SCANA Corp	33,999
2,166,829		Scottish & Southern Energy plc	39,445
1,192,657		Scottish Power plc	12,058
134		Sechilienne-Sidec	63
33,536	*	SEMCO Energy, Inc	221
1,965,481		Sempra Energy	92,496
111,887		Severn Trent plc	1,962
34,000		Shun TAK Holdings Ltd	28
1,663,600	e*	Sierra Pacific Resources	24,704
35,973		SJW Corp	1,737
321,570		Snam Rete Gas S.p.A.	1,880
8,160,900	e*	Sojitz Holdings Corp	46,586
156,598		South Jersey Industries, Inc	4,563
3,716,045		Southern Co	132,886
551,117	e*	Southern Union Co	14,202
350,909		Southwest Gas Corp	9,611
117,287	e	Southwest Water Co	1,701

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

188,673	*	Stericycle, Inc	$10,783
1,487,280	e*	Suez S.A.	699
1,432,607	e	Suez S.A.(France)	41,540
94,540		Tata Power Co Ltd	1,034
1,648,913		TECO Energy, Inc	29,713
613,100		Tenaga Nasional Bhd	1,757
285,700		Tohoku Electric Power Co, Inc	6,365
1,367,841		Tokyo Electric Power Co, Inc	34,637
2,807,957	e	Tokyo Gas Co Ltd	11,421
45,437		Tomra Systems ASA	325
494,146	e	TransAlta Corp	9,805
1,286,825		TXU Corp	145,257
475,964		UGI Corp	13,398
103,856		UIL Holdings Corp	5,433
3,700		Unified Energy System	142
147,136		Union Fenosa S.A.	4,875
290,150		Unisource Energy Corp	9,645
939,182		United Utilities plc	10,883
185,500	*	Vector Ltd	404
485,628		Vectren Corp	13,768
3,233,192		Vivendi Universal S.A.	105,872
322,812	*	Waste Connections, Inc	11,324
30,359		Waste Industries USA, Inc	404
131,000	e	Waste Management NZ Ltd	558
319,986	e*	Waste Services, Inc	1,184
2,734		West Japan Railway Co	10,348
568,072		Westar Energy, Inc	13,708
293,950	e	Western Gas Resources, Inc	15,059
228,092		WGL Holdings, Inc	7,329
3,820,313		Williams Cos, Inc	95,699
578,421		Wisconsin Energy Corp	23,091
174,483		WPS Resources Corp	10,085
2,222,212	e	Xcel Energy, Inc	43,578
17,526,000		Xinao Gas Holdings Ltd	13,781

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,597,692

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.01%
4,046,000	*	AAC Acoustic Technology Holdings, Inc	2,177
2,113,701	*	ABB Ltd	15,509
140,822	*	Actel Corp	2,036
241,769		Acuity Brands, Inc	7,173
685,137	*	Adaptec, Inc	2,624
566,900	*	ADC Telecommunications, Inc	12,959
115,742	*	Advanced Energy Industries, Inc	1,245
1,725,136	e*	Advanced Micro Devices, Inc	43,473
344,067		Advanced Semiconductor Engineering, Inc	232
59,280		Advanced Semiconductor Engineering, Inc (ADR)	201
196,865	e	Advantest Corp	15,285
531,512	*	Aeroflex, Inc	4,975
1,383,437	*	Agere Systems, Inc	14,402
561		Agora S.A.	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,642	*	Aixtron AG.	$9
1,707,314	e*	Alcatel S.A.	22,807
136,132	*	Alcatel S.A. (Spon ADR)	1,827
570,339		Alliance One International, Inc	2,019
73,248	*	Alliance Semiconductor Corp	215
356,600	e	Alps Electric Co Ltd	5,799
1,697,716	*	Altera Corp	32,443
764,015		American Power Conversion Corp	19,788
132,898	e*	American Superconductor Corp	1,375
326,394		Ametek, Inc	14,025
226,380	*	AMIS Holdings, Inc	2,685
612,839	e*	Amkor Technology, Inc	2,684
745,477		Amphenol Corp (Class A)	30,073
3,779,939		Analog Devices, Inc	140,387
764,343	*	Andrew Corp	8,522
80,497	*	Applica, Inc	134
1,859,630	*	Applied Micro Circuits Corp	5,579
62,175	e	Applied Signal Technology, Inc	1,186
1,212,143		ARM Holdings plc	2,520
660,233	*	Arris Group, Inc	7,830
222,003	*	Artesyn Technologies, Inc	2,065
1,739	*	ASM International NV	25
222,000		ASM Pacific Technology Ltd	1,080
906,172	e*	ASML Holding NV	14,924
40,000		Asustek Computer, Inc	107
101,111	e*	Atheros Communications, Inc	987
380,944	*	ATI Technologies, Inc	5,310
435,673	*	ATI Technologies, Inc	6,032
10,607,942	*	Atmel Corp	21,852
192,914	*	ATMI, Inc	5,980
16,786		AU Optronics Corp (ADR)	218
352,352	e*	Avanex Corp	342
236,461		AVX Corp	3,013
7		Axell Corp	24
163,006		Baldor Electric Co	4,132
9,748	e	Bang & Olufsen a/s	843
9,492		Barco NV	735
14,100		BEC World PCL	5
90,212		Bel Fuse, Inc (Class B)	3,286
271,337	*	Benchmark Electronics, Inc	8,173
1,753,247	*	Broadcom Corp (Class A)	82,245
353,146	e*	Broadwing Corp	1,762
227,796		C&D Technologies, Inc	2,144
36,027	*	Carrier Access Corp	199
87,535	*	Catapult Communications Corp	1,605
261,766	*	C-COR, Inc	1,767
260,114	*	Celestica, Inc	2,920
151,280	e*	Ceradyne, Inc	5,549
15,522	*	Ceva, Inc	80
1,078,000	*	Chartered Semiconductor Manufacturing Ltd	734
210,337	*	Checkpoint Systems, Inc	4,989
62,000		Chi Mei Optoelectronics Corp	68
16,651	e*	China Energy Savings Technology, Inc	100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

3,793,156	*	Ciena Corp	$10,014
43,947,642	*	Cisco Systems, Inc	787,981
74,067	*	Color Kinetics, Inc	1,111
10,945		Computacenter plc	43
206,344	*	Comtech Telecommunications Corp	8,557
1,212,746	e*	Comverse Technology, Inc	31,859
2,831,363	e*	Conexant Systems, Inc	5,068
330,666	e*	Cree, Inc	8,273
220,718		CTS Corp	2,671
91,328	e	Cubic Corp	1,564
9	v*	Cyber Agent Ltd	16
380,210	*	Cymer, Inc	11,908
1,485,201	e*	Cypress Semiconductor Corp	22,352
264,890		Daeduck Electronics Co	2,645
6,002,000		Datang International Power Generation Co Ltd	4,603
22,000		Delta Electronics, Inc	38
53,483	*	Diodes, Inc	1,939
318,718	*	Ditech Communications Corp	2,148
3,581	*	Dogan Yayin Holding	9
300,152	*	Dolby Laboratories, Inc (Class A)	4,802
163,481	*	DSP Group, Inc	4,195
107,104	*	DTS, Inc	1,804
827,893	e*	Eagle Broadband, Inc	141
1,800		Eizo Nanao Corp	59
167,470	*	Electro Scientific Industries, Inc	3,745
337,675		Electrocomponents plc	1,453
460,684	e	Electrolux AB (Series B)	10,817
204,046	*	Emcore Corp	1,249
2,620,107		Emerson Electric Co	188,124
33,301	*	Emerson Radio Corp	115
39,391	e*	EndWave Corp	508
501,622	*	Energizer Holdings, Inc	28,442
141,184	e*	Energy Conversion Devices, Inc	6,336
9,267		Energy Developments Ltd	32
238,651	*	EnerSys	3,620
29,564	*	Epcos AG.	387
24,562,337		Ericsson (LM) (B Shs)	89,929
113,981	*	ESS Technology, Inc	405
243,752	e*	Evergreen Solar, Inc	2,274
199,434	*	Exar Corp	2,796
2,593,553	*	Fairchild Semiconductor International, Inc	38,540
978,607	e*	Finisar Corp	1,341
306,781		Fisher & Paykel Appliances Holdings Ltd	751
1,788,051		Fisher & Paykel Healthcare Corp	4,625
132,700	e*	Flextronics International Ltd	1,705
2,840,000	*	Foxconn International Holdings Ltd	3,075
136,790		Franklin Electric Co, Inc	5,662
1,760,401	*	Freescale Semiconductor, Inc (Class B)	41,510
18,570	*	FSI International, Inc	78
273,151	e*	FuelCell Energy, Inc	2,996
3,173,808		Fujitsu Ltd	20,946
389,000	e	Furukawa Electric Co Ltd	1,973
1,310,963	*	Gemstar-TV Guide International, Inc	3,880

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

68,813,726		General Electric Co	$2,316,958
192,912	*	Genlyte Group, Inc	9,275
222,740		Germanos S.A.	3,615
377,497	*	Glenayre Technologies, Inc	1,355
590,800	e*	GrafTech International Ltd	3,208
121,283	*	Greatbatch, Inc	3,328
526		Groupe Steria SCA	29
9,600		Hana Microelectronics PCL	6
390,742		Harman International Industries, Inc	39,961
436,950	*	Harmonic, Inc	2,543
777,657		Harris Corp	32,506
161,510		Helix Technology Corp	2,382
271,114	*	Hexcel Corp	4,959
67,220		Hirose Electric Co Ltd	7,846
58,592		Hon Hai Precision Industry Co, Ltd	273
52,485		Hon Hai Precision Industry Co, Ltd (GDR)	481
5,225,419		Honeywell International, Inc	195,953
174,000		Horiba Ltd	4,191
9,400		Hosiden Corp	99
866,340	*	Hoya Corp	29,505
3,337		Hurriyet Gazetecilik A.S.	10
158,960	*	Hutchinson Technology, Inc	4,152
117,310	*	Hynix Semiconductor, Inc	2,591
393,600		IBIDEN CO LTD	16,426
294,962		Imation Corp	12,645
1,052,068	*	Infineon Technologies AG.	10,376
2,000		Information Services International-Dentsu Ltd	23
1,295,139	e*	Integrated Device Technology, Inc	13,910
213,353	*	Integrated Silicon Solutions, Inc	1,792
42,198,642		Intel Corp	1,040,197
322,716	*	Interdigital Communications Corp	6,338
208,444	e*	International DisplayWorks, Inc	1,238
291,588	*	International Rectifier Corp	13,145
680,201		Intersil Corp (Class A)	14,815
129,918		Inter-Tel, Inc	2,728
241,422	*	InterVoice, Inc	2,175
4,000		Iwasaki Electric Co Ltd	13
237,233	*	IXYS Corp	2,505
12,176,287	*	JDS Uniphase Corp	27,031
1,062,000		Johnson Electric Holdings Ltd	1,020
26,000		Jurong Technologies Industrial Corp Ltd	32
534,192	*	Kemet Corp	4,477
182,791		Kesa Electricals plc	825
81,300		Koha Co Ltd	825
2,947,598		Koninklijke Philips Electronics NV	78,574
179	*	Koor Industries Ltd	10
3,900	*	Koor Industries Ltd (Spon ADR)	41
133,851	e	Kudelski S.A. (Br)	5,300
377,698		Kyocera Corp	26,326
885,913		L-3 Communications Holdings, Inc	70,049
43,716	e*	LaserCard Corp	388
685,996	*	Lattice Semiconductor Corp	2,936
179,657	*	Leadis Technology, Inc	1,231

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,530		LG Electronics, Inc	$103
7,252		LG Electronics, Inc (GDR)	156
1,800	*	LG.Philips LCD Co Ltd (ADR)	37
1,500	*	LG.Philips LCD Co Ltd Wts 10/19/07	62
90,988	*	Lifeline Systems, Inc	3,042
228,086		Lincoln Electric Holdings, Inc	8,987
1,948,130		Linear Technology Corp	73,230
164,537	*	Littelfuse, Inc	4,628
109,548		LSI Industries, Inc	2,081
1,714,505	e*	LSI Logic Corp	16,888
27,192,036	*	Lucent Technologies, Inc	88,374
8,100	e	Mabuchi Motor Co Ltd	400
19	*	Magnetek, Inc	-
95,959	e*	Marvell Technology Group Ltd	4,425
1,946,679	e	Matsushita Electric Industrial Co Ltd	33,029
603,350		Matsushita Electric Industrial Co Ltd (Spon ADR)	10,323
915,773		Matsushita Electric Works Ltd	9,114
249,683	*	Mattson Technology, Inc	1,875
1,582,598		Maxim Integrated Products, Inc	67,498
19,091	e*	Maxwell Technologies, Inc	270
499,663	e	Maytag Corp	9,124
803,046	e*	McData Corp (Class A)	4,208
12,000		MediaTek, Inc	113
68,442	e*	Medis Technologies Ltd	1,229
231,500	e	Melco Holdings, Inc	6,740
3,274		Melexis NV	44
766,412	*	MEMC Electronic Materials, Inc	17,467
127,746	*	Mercury Computer Systems, Inc	3,353
72,368	e*	Merix Corp	405
234,101		Methode Electronics, Inc	2,697
136,728	*	Metrologic Instruments, Inc	2,487
538,041	*	Micrel, Inc	6,042
1,005,366		Microchip Technology, Inc	30,282
3,000,072	*	Micron Technology, Inc	39,901
24,734	*	Micronas Semiconductor Holdings, Inc	1,061
1,591	*	Micronic Laser Systems AB	17
360,223	*	Microsemi Corp	9,200
332,248	*	Microtune, Inc	2,070
70,843	e*	Microvision, Inc	418
2,400	e	Mimasu Semiconductor Industry Co Ltd	34
69	*	Mindspeed Technologies, Inc	-
413,543	*	MIPS Technologies, Inc	2,824
1,072,000		Mitsubishi Electric Corp	6,876
148,504	e*	Mobility Electronics, Inc	1,583
9,088	e	Mobistar S.A.	749
537,633		Molex, Inc	14,344
87,165	e	Molex, Inc (Class A)	2,241
110,001	*	Monolithic Power Systems, Inc	934
354,704	*	Moog, Inc	10,471
17,484,255	e	Motorola, Inc	386,227
692,282	e*	MRV Communications, Inc	1,475
64,653	*	Multi-Fineline Electronix, Inc	1,892
199,556		Murata Manufacturing Co Ltd	11,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

32,047		National Presto Industries, Inc	$1,372
3,232,941		National Semiconductor Corp	85,026
2,292,946		NEC Corp	12,442
113,800		NEC Electronics Corp	3,795
17,766	*	Netlogic Microsystems, Inc	384
2,951,877	*	Network Appliance, Inc	70,078
995		Nexans S.A.	46
93,081		NGK Spark Plug Co Ltd	1,351
293	*	Nice Systems Ltd	13
1,400	*	Nice Systems Ltd (Spon ADR)	63
113,680	*	Nidec Corp	6,690
500		Nihon Dempa Kogyo Co Ltd	15
9,000		Nihon Unisys Ltd	88
8,000		Nippon Chemi-Con Corp	46
1,383,000	e	Nippon Electric Glass Co Ltd	24,954
3,000		Nippon Signal Co Ltd	20
1,300		Nissho Electronics Corp	9
294,730		Nitto Denko Corp	16,617
166,184	*	NMS Communications Corp	615
10,582,414	e	Nokia Oyj	177,856
3,000		Nokia Oyj (Spon ADR)	51
906	*	Nordic Semiconductor ASA	8
8,933,971	*	Nortel Networks Corp	29,328
800,000	*	Nortel Networks Corp (U.S.)	2,608
1,498,433	e*	Novellus Systems, Inc	37,581
743,592	*	Nvidia Corp	25,490
350,000		Oki Electric Industry Co Ltd	1,192
447,965	e*	Omnivision Technologies, Inc	5,653
1,025,681	*	ON Semiconductor Corp	5,303
345,505		Onex Corp	6,127
419,673	e*	Openwave Systems, Inc	7,546
612,141	*	Oplink Communications, Inc	930
105,413	*	Optical Communication Products, Inc	198
250,000		Osaki Electric Co Ltd	1,740
89,653	e*	OSI Systems, Inc	1,417
103,998		Park Electrochemical Corp	2,772
6,823	e*	Pemstar, Inc	7
143,857	*	Pericom Semiconductor Corp	1,272
323,584	e*	Photronics, Inc	6,278
456,191	e	Pioneer Corp	6,504
274,611	*	Pixelworks, Inc	1,810
340,163		Plantronics, Inc	10,480
302,349	*	Plexus Corp	5,167
146,531	*	PLX Technology, Inc	1,222
2,531,234	*	PMC - Sierra, Inc	22,300
745,042	*	Polycom, Inc	12,047
88,203	e*	Portalplayer, Inc	2,419
42,149	*	Powell Industries, Inc	923
159,677	*	Power Integrations, Inc	3,473
620,578	*	Power-One, Inc	3,438
633,936	e*	Powerwave Technologies, Inc	8,235
433,984	*	QLogic Corp	14,842
10,562,053		Qualcomm, Inc	472,652

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

233,081	e*	Quantum Fuel Systems Technologies Worldwide, Inc	$956
7,343		Quixote Corp	157
558,593	e*	Rambus, Inc	6,759
95,792		Raven Industries, Inc	2,802
32,340	b,e,v*	Read-Rite Corp	-
128,390		Regal-Beloit Corp	4,165
947		Reliance Energy Ltd	12
127,036		REMEC, Inc	158
2,509	e*	Research Frontiers, Inc	8
2,911		Reunert Ltd	19
1,130,288	*	RF Micro Devices, Inc	6,386
10,690		Richardson Electronics Ltd	81
10,800	e	Rinnai Corp	249
857,743		Rockwell Collins, Inc	41,446
103,713	*	Rogers Corp	4,014
175,157	e	Rohm Co Ltd	15,222
14,000		Ryobi Ltd	81
1,317		SAES Getters S.p.A.	23
980		Samsung Electro-Mechanics Co Ltd	28
4,878		Samsung Electronics Co Ltd	1,388
366		Samsung Electronics Co Ltd	160
10,547		Samsung Electronics Co Ltd	5,955
577		Samsung SDI Co Ltd	60
64,000		Sanken Electric Co Ltd	736
4,660,362	*	Sanmina-SCI Corp	19,993
1,000		Sanshin Electronics Co Ltd	10
8,000		Sanyo Denki Co Ltd	37
1,862,000	e	Sanyo Electric Co Ltd	4,600
341,771		Satyam Computer Services Ltd	4,356
10	*	SBS Technologies, Inc	-
395,386	e	Schneider Electric S.A.	31,319
950,769		Scientific-Atlanta, Inc	35,663
174,211	*	Seachange International, Inc	1,108
452,169	e*	Semtech Corp	7,447
3,815	*	SGL Carbon AG.	57
936,550		Sharp Corp	13,585
3,000	e	Shibaura Mechatronics Corp	23
19,000	e	Shindengen Electric Manufacturing Co Ltd	84
347,625	*	Sigmatel, Inc	7,036
559,941	*	Silicon Image, Inc	4,978
367,430	*	Silicon Laboratories, Inc	11,166
544,980	*	Silicon Storage Technology, Inc	2,932
2,671	*	Silicon-On-Insulator Technologies	45
32,179	e	Siliconware Precision Industries Co	167
34,000		Siliconware Precision Industries Co	34
7,662,716	*	Sirius Satellite Radio, Inc	50,191
1,019,007	*	Skyworks Solutions, Inc	7,153
3,340,000		Solomon Systech International Ltd	1,206
1,036,770	e	Sony Corp	34,120
165,368	e*	Spatialight, Inc	726
123,515		Spectralink Corp	1,575
245,349	*	Spectrum Brands, Inc	5,778
12,756	*	Staktek Holdings, Inc	46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

119,301	*	Standard Microsystems Corp	$3,568
36,200	e	Stanley Electric Co Ltd	549
4,000		Star Micronics Co Ltd	51
14	*	STATS ChipPAC Ltd (Spon ADR)	-
794,985	e	STMicroelectronics NV	13,716
300,516	e	STMicroelectronics NV (New York)	5,193
131,272	*	Stratex Networks, Inc	341
1,533,891	e	Sumitomo Electric Industries Ltd	20,706
1,019	*	Suntron Corp	1
66,772	*	Supertex, Inc	2,002
400,980	*	Symmetricom, Inc	3,104
167,810	e*	Synaptics, Inc	3,155
10,000		Synnex Technology International Corp	13
350,000		Taiwan Semiconductor Manufacturing Co Ltd	562
96,801		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	796
399,060	e	Taiyo Yuden Co Ltd	4,401
54,791	*	Tandberg Television ASA	716
215,943		TDK Corp	15,414
1,033	*	Techem AG.	45
316,454		Technitrol, Inc	4,848
312,838	*	Tekelec	6,554
363,272	e	Teleflex, Inc	25,611
2,650,936	*	Tellabs, Inc	27,888
413,708	e*	Terayon Communication Systems, Inc	1,613
1,253,053		Terna S.p.A.	3,241
342,265	*	Tessera Technologies, Inc	10,237
10,857,807		Texas Instruments, Inc	368,080
278,135	*	Thomas & Betts Corp	9,571
204,595		Thomson	4,267
400	b*	Three-Five Systems, Inc	-
5,200		Tokai Rika Co Ltd	117
300,369		Tokyo Electron Ltd	15,980
4,263,077	e	Toshiba Corp	18,807
277,642	e*	Transmeta Corp	394
601,247	*	Transwitch Corp	1,034
153,446	*	Trident Microsystems, Inc	4,881
96,885	e*	Tripath Technology, Inc	64
1,230,479	*	Triquint Semiconductor, Inc	4,331
12,460		TT electronics plc	35
382,086	*	TTM Technologies, Inc	2,732
87,783	*	Ulticom, Inc	968
68,866	*	Ultralife Batteries, Inc	890
1,500		Ulvac, Inc	38
15,999	e*	UMC Japan	5,526
6,962	e*	Unaxis Holding AG. (Regd)	925
212,000	e	Uniden Corp	3,109
318,000		United Microelectronics Corp	204
145,255	e	United Microelectronics Corp	523
101,029	e*	Universal Display Corp	1,126
83,565	*	Universal Electronics, Inc	1,445
650,661	e*	Utstarcom, Inc	5,316
289,087	e*	Valence Technology, Inc	783
230,597	*	Varian Semiconductor Equipment Associates, Inc	9,770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

16,000		Varitronix International Ltd	$12
334,498		Venture Corp Ltd	2,871
112,635	*	Viasat, Inc	2,889
123,525		Vicor Corp	1,871
76,665	*	Virage Logic Corp	594
809,242	*	Vishay Intertechnology, Inc	9,670
1,303,039	*	Vitesse Semiconductor Corp	2,450
86,724	e*	Volterra Semiconductor Corp	1,064
8,000		Vtech Holdings Ltd	29
4		Wacom Co Ltd	6
481,638	*	Westell Technologies, Inc	1,753
321,230		Whirlpool Corp	24,340
14,000		Wintek Corp	23
3,446		Wipro Ltd	29
2,793,860		Xilinx, Inc	77,809
15,000		Ya Hsin Industrial Co Ltd	14
770,300		Yamaha Corp	13,355
1,000		Yamaichi Electronics Co Ltd	13
4,034,000		YTL Power International	2,312
3,570		ZEE Telefilms Ltd	14
379,225	e*	Zhone Technologies, Inc	990
86,347	e*	Zix Corp	173
51,282	e*	Zoltek Cos, Inc	674
254,290	*	Zoran Corp	3,636

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,114,036

ENGINEERING AND MANAGEMENT SERVICES - 0.61%
5,388	b,e*	aaiPharma, Inc	4
634,792	*	Accenture Ltd (Class A)	16,162
137,081	*	Advisory Board Co	7,134
6,691		AFK Sistema	164
638,751	e*	Amylin Pharmaceuticals, Inc	22,222
234,213	e*	Antigenics, Inc	1,269
492,315	*	Applera Corp (Celera Genomics Group)	5,972
287,350	*	Ariad Pharmaceuticals, Inc	2,135
400,000		Asunaro Aoki Construction Co Ltd	2,859
3,800		Atkins WS plc	46
177,889	e*	Axonyx, Inc	205
28,002		Babcock International Group	89
1,042,558	e*	BearingPoint, Inc	7,913
74,183		CDI Corp	2,191
986,886	*	Celgene Corp	53,608
42,294	e*	Ciphergen Biosystems, Inc	78
44,633	*	Cornell Cos, Inc	657
282,685		Corporate Executive Board Co	22,044
57,109	*	CRA International, Inc	2,381
257,619	e*	CuraGen Corp	1,275
435,813	e*	CV Therapeutics, Inc	11,658
400		Daelim Industrial Co	28
2,310		Daewoo Engineering & Construction Co Ltd	26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

415,435	e*	deCODE genetics, Inc	$3,485
313,796	*	DiamondCluster International, Inc	2,379
473,162	*	Digitas, Inc	5,375
154,939	*	Diversa Corp	897
907,758		Downer EDI Ltd	4,187
99,710	*	Dyax Corp	557
278,349	*	eResearch Technology, Inc	3,950
109,089	*	Essex Corp	2,364
4,244	*	Exact Sciences Corp	8
581,764	*	Exelixis, Inc	4,462
45,124	*	Exponent, Inc	1,416
20,727	*	First Consulting Group, Inc	120
364,673	e	Fluor Corp	23,478
2,474		Fugro NV	75
9,500		Gamuda Bhd	11
563,188	*	Gen-Probe, Inc	27,850
97,461	*	Greenfield Online, Inc	530
600		GS Engineering & Construction Corp	24
350,820	*	Harris Interactive, Inc	1,498
168,998	*	Hewitt Associates, Inc	4,610
29,958	*	Huron Consulting Group, Inc	803
1,080		Hyundai Development Co	34
640	*	Hyundai Engineering & Construction	20
378,175	e*	ICOS Corp	10,445
5,700		IJM Corp Bhd	7
681		Imtech NV	23
624,971	*	Incyte Corp	2,937
40,160	*	Infrasource Services, Inc	584
30,000	v*	International Hydron Liq Trust	1
354,398	e*	Isis Pharmaceuticals, Inc	1,790
362,832	*	Jacobs Engineering Group, Inc	24,455
135,782	e*	Keryx Biopharmaceuticals, Inc	2,140
12,904	*	Kone Oyj	879
56,572		Landauer, Inc	2,772
868		Larsen & Toubro Ltd	30
91,055	*	LECG Corp	2,094
455,265	*	Lexicon Genetics, Inc	1,812
238,212	*	Lifecell Corp	5,153
139,949	*	Luminex Corp	1,405
116,640		MAXIMUS, Inc	4,170
157,290	*	Maxygen, Inc	1,304
36,256		Michael Page International plc	158
6,620		Michaniki S.A.	15
840,070	*	Monogram Biosciences, Inc	1,974
191,788	*	Monogram Biosciences, Inc Rts	69
1,921,674		Moody's Corp	98,159
56,462	*	MTC Technologies, Inc	1,806
179,773	*	Myriad Genetics, Inc	3,930
279,202	*	Navigant Consulting, Inc	5,350
106,841	*	Neopharm, Inc	1,325
154,915	*	Neurogen Corp	1,066
36,805	*	Newtek Business Services, Inc	78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

183,671	*	Orchid Cellmark, Inc	$1,561
118,619	e*	Oscient Pharmaceuticals Corp	251
1,865,720		Paychex, Inc	69,181
234,511	*	Per-Se Technologies, Inc	4,845
215,282	*	Pharmaceutical Product Development, Inc	12,381
282,005	*	PRG-Schultz International, Inc	849
944,384		Quest Diagnostics, Inc	47,729
4,295	*	Regeneration Technologies, Inc	35
270,931	*	Regeneron Pharmaceuticals, Inc	2,571
12,433	*	Repligen Corp	39
307,227	*	Resources Connection, Inc	9,103
144,031	*	Rigel Pharmaceuticals, Inc	3,424
494,881	*	Savient Pharmaceuticals, Inc	1,866
232,389	*	Seattle Genetics, Inc	1,220
2,422,629		SembCorp Industries Ltd	4,302
139,071	*	Senomyx, Inc	2,368
103,432	*	SFBC International, Inc	4,591
470,982	*	Shaw Group, Inc	11,614
3,800		Sho-Bond Corp	40
3,352,300		Singapore Technologies Engineering Ltd	5,040
12,127		SNC-Lavalin Group, Inc	785
6		Soiken, Inc	21
117,854	*	Sourcecorp	2,527
171,363	*	Symyx Technologies, Inc	4,476
48,836		Sypris Solutions, Inc	524
5,000		Taihei Kogyo Co Ltd	19
47,248	e*	Tejon Ranch Co	2,221
300,097	e*	Telik, Inc	4,910
452,977	*	Tetra Tech, Inc	7,619
5,300,000	e	Toyo Engineering Corp	29,741
73,586	e*	Trimeris, Inc	1,129
250,791	*	URS Corp	10,129
135,982		Vedior NV	1,935
115,909	*	ViaCell, Inc	672
272,603	*	Washington Group International, Inc	14,691
206,449		Watson Wyatt & Co Holdings	5,564
37,371		Xansa plc	60

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	694,217

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%
1,870,000	v*	Citiraya Industries Ltd	1,195

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,195

FABRICATED METAL PRODUCTS - 0.41%
166,064	*	Alliant Techsystems, Inc	12,397
611,954	e	Amcor Ltd	3,136
51,723		Ameron International Corp	2,400
166,409		Aptargroup, Inc	8,289

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

420,500	e	Assa Abloy AB (B Shs)	$5,957
755,704		Ball Corp	27,765
82,261		Boehler-Uddeholm AG.	13,884
86,127		CIRCOR International, Inc	2,364
387,407		Commercial Metals Co	13,071
58,582	*	Commercial Vehicle Group, Inc	1,227
9,706		Compx International, Inc	159
353,309	e	Crane Co	10,507
1,152,515	*	Crown Holdings, Inc	18,371
23,356	e	Dynamic Materials Corp	1,025
139,781	*	Earle M Jorgensen Co	1,332
561,805	e	European Aeronautic Defence and Space Co	19,982
2,836	e	Geberit AG. (Regd)	2,072
496		Georg Fischer AG.	172
5,515,809		GKN plc	28,762
147,982	e*	Global Power Equipment Group, Inc	1,055
163,014	*	Griffon Corp	4,010
81,533		Gulf Island Fabrication, Inc	2,344
415,000		Hitachi Cable Ltd	1,688
2,240,844		Illinois Tool Works, Inc	184,489
608,946	*	Jacuzzi Brands, Inc	4,908
695,978	e	JS Group Corp	11,870
4,000		Kitz Corp	23
42,817		Lifetime Brands, Inc	1,149
7	*	Material Sciences Corp	-
1,900		Miura Co Ltd	44
71,616	*	Mobile Mini, Inc	3,105
129,888	*	NCI Building Systems, Inc	5,298
861,000		NHK Spring Co Ltd	6,320
917		Norddeutsche Affinerie AG.	20
215,280		Oiles Corp	4,359
224,088		Silgan Holdings, Inc	7,453
222,207		Simpson Manufacturing Co, Inc	8,697
9,547		Sims Group Ltd	139
104,700		SMC Corp	13,958
268,780		Snap-On, Inc	9,708
143,240		Sturm Ruger & Co, Inc	1,318
39,108		Sun Hydraulics Corp	950
352,013	e*	Taser International, Inc	2,172
8,625	b,e*	Tower Automotive, Inc	1
340,600	e	Toyo Seikan Kaisha Ltd	5,067
422		Vallourec S.A.	206
80,504		Valmont Industries, Inc	2,364
62,751	*	Water Pik Technologies, Inc	1,274
129,766		Watts Water Technologies, Inc (Class A)	3,744

		TOTAL FABRICATED METAL PRODUCTS	460,605

FISHING, HUNTING, AND TRAPPING - 0.00%
21,057	*	Omega Protein Corp	160

		TOTAL FISHING, HUNTING, AND TRAPPING	160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

FOOD AND KINDRED PRODUCTS - 2.93%
393,500	e	Ajinomoto Co, Inc	$4,145
153,594	e	American Italian Pasta Co (Class A)	1,637
4,211,366		Anheuser-Busch Cos, Inc	181,257
4,478,660		Archer Daniels Midland Co	110,444
7,659		Ariake Japan Co Ltd	175
1,108,294		Asahi Breweries Ltd	14,052
158		Barry Callebaut AG.	47
54,121	*	Boston Beer Co, Inc (Class A)	1,353
250,028		Bunge Ltd	13,156
2,285,636		Cadbury Schweppes plc	23,129
63,462	e	Cal-Maine Foods, Inc	400
1,242	*	Cambridge Antibody Technology Group plc	16
1,315,864		Campbell Soup Co	39,147
9,055		Carlsberg a/s (Class B)	531
14,460		Chipita International S.A.	50
358		Chr Hansen Holding a/s	57
457,138		Coca Cola Hellenic Bottling Co S.A.	13,294
436,961		Coca-Cola Amatil Ltd	2,639
30,592		Coca-Cola Bottling Co Consolidated	1,497
11,708,095		Coca-Cola Co	505,673
1,872,737		Coca-Cola Enterprises, Inc	36,518
4,392		Coca-Cola Femsa S.A. de C.V.	12
9,200		Coca-Cola Femsa S.A. de C.V. (ADR)	246
30,700		Coca-Cola West Japan Co Ltd	688
3,600		Companhia de Bebidas das Americas (ADR)	134
3,300		Companiai Cervecerias Unidas S.A. (ADR)	86
2,328,424		ConAgra Foods, Inc	57,628
1,782,940	*	Constellation Brands, Inc (Class A)	46,356
467,402		Corn Products International, Inc	9,427
11,372	*	Cott Corp	201
11,760		Dairy Crest Group plc	106
40,066		Danisco a/s	2,709
393,250	*	Darling International, Inc	1,388
132,673		DCC plc	2,671
1,365,227	*	Del Monte Foods Co	14,649
7,758,451		Diageo plc	111,863
120,000		Diageo plc (Spon ADR)	6,961
59,001		Ebro Puleva S.A.	1,060
3,518		Elior	49
5,200		Embotelladora Andina S.A. (ADR)	85
47,295		Farmer Bros Co	955
30,342	*	Fjord Seafood ASA	19
354,561		Flowers Foods, Inc	9,672
11,159		Fomento Economico Mexicano S.A. de C.V.	78
3,800		Fomento Economico Mexicano S.A. de C.V. (Spon ADR)	266
3,391,233		Foster's Group Ltd	15,098
12,500		Fuji Oil Co Ltd	121
2,098,858		General Mills, Inc	101,165
7,431		Glanbia plc	22
291,642	e*	Gold Kist, Inc	5,702
232,479		Greencore Group plc	1,012

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

679		Groupe Bourbon S.A.	$58
630,484	e	Groupe Danone	68,147
4,200	e	Gruma S.A. de C.V. (Spon ADR)	43
1,871,329		H.J. Heinz Co	68,378
90,612	e*	Hansen Natural Corp	4,266
77,739		Heineken NV	2,503
1,055,251	e*	Hercules, Inc	12,895
7,206	e	Hermes International	1,707
851,315		Hershey Co	47,938
5,419		Hk-Ruokatalo Oyj (A Shs)	64
351,415		Hormel Foods Corp	11,593
52,300		House Foods Corp	798
194,403	e	InBev NV	7,714
18,100		Ito En Ltd	848
432,442		J Sainsbury plc	2,138
42,455		J&J Snack Foods Corp	2,454
257,252		J.M. Smucker Co	12,487
1,212,000		J-Oil Mills, Inc	4,887
68,800		Katokichi Co Ltd	451
1,224,773		Kellogg Co	56,499
65,000		Kerry Group plc	1,516
148,128		Kerry Group plc (Class A)	3,474
93,000		Kikkoman Corp	894
1,600		Kirin Beverage Corp	35
1,763,680		Kirin Brewery Co Ltd	19,451
1,242,263	e	Kraft Foods, Inc (Class A)	38,001
228,771		Lancaster Colony Corp	9,837
158,659		Lance, Inc	2,770
208,882	e	Lion Nathan Ltd	1,338
294,025	e	LVMH Moet Hennessy Louis Vuitton S.A.	24,318
69,972	*	M&F Worldwide Corp	1,088
991,220		McCormick & Co, Inc (Non-Vote)	32,344
425,000	e	Meiji Dairies Corp	2,340
1,226,000		Meiji Seika Kaisha Ltd	6,371
22,616		MGP Ingredients, Inc	253
741,000	e	Mitsui Sugar Co Ltd	3,249
467,266		Molson Coors Brewing Co (Class B)	29,910
22,000		Morinaga & Co Ltd	61
39,615	*	National Beverage Corp	307
885,750		Nestle S.A. (Regd)	260,383
1,994,000	e	Nichirei Corp	8,198
36,000		Nippon Beet Sugar Manufacturing Co Ltd	87
22,000		Nippon Flour Mills Co Ltd	92
414,784		Nippon Meat Packers, Inc	4,494
15,000		Nippon Suisan Kaisha Ltd	59
3,519,000		Nisshin Oillio Group Ltd	20,864
833,802		Nisshin Seifun Group, Inc	8,114
296,205		Nissin Food Products Co Ltd	7,723
30,000		NOF Corp	133
2,560		Nutreco Holding NV	113
682,435		Orkla ASA	25,993
2,313,036	b,e,v*	Parmalat Finanziaria S.p.A.	-

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

69,627	*	Peet's Coffee & Tea, Inc	$2,132
949,977		Pepsi Bottling Group, Inc	27,122
716,492		PepsiAmericas, Inc	16,286
13,031,970		PepsiCo, Inc	739,043
64,326	e	Pernod-Ricard S.A.	11,393
5,113,000		Petra Foods Ltd	3,299
350,000	b,v*	Power Pacific Ltd	-
62,300		Q.P. Corp	597
2,593		Quick Restaurants S.A.	69
243,347		Ralcorp Holdings, Inc	10,201
23,426		Restaurant Group plc	53
6,781		Rottneros AB	6
1,119,546	e*	Royal Numico NV	49,146
2,567,237		Sampo Oyj (A Shs)	40,857
98,728		Sanderson Farms, Inc	3,669
173,000	e	Sapporo Holdings Ltd	908
199,547		Saputo, Inc	6,355
3,802,641		Sara Lee Corp	72,060
3,488,643		Scottish & Newcastle plc	28,622
391,497	*	Smithfield Foods, Inc	11,620
29,861		Somerfield plc	104
170,408	e	Suedzucker AG.	3,877
123,000	e	Takara Holdings, Inc	776
2,090,727		Tate & Lyle plc	16,801
900,000		Thai Union Frozen Products PCL	630
122,000		Tingyi Cayman Islands Holding Corp	44
148,707		Tootsie Roll Industries, Inc	4,721
182,322		Topps Co, Inc	1,497
104,000		Toyo Suisan Kaisha Ltd	1,778
137,285	e*	TreeHouse Foods, Inc	3,690
1,058,601		Tyson Foods, Inc (Class A)	19,108
2,516,736		Unilever plc	26,358
3,839,300	v	Universal Robina Corp	1,165
500		Vina Concha Y Toro S.A. (Spon ADR)	43
560,000		Want Want Holdings Ltd	577
3,900	*	Wimm-Bill-Dann Foods OJSC (ADR)	75
5,848		Wolverhampton & Dudley Brew plc	122
140,983		Wrigley (Wm.) Jr Co	10,134
697,600	v	Wrigley (Wm.) Jr Co (Class B)	50,143
75,200	e	Yakult Honsha Co Ltd	1,908
629,000		Yamazaki Baking Co Ltd	5,516
9,500		Yonekyu Corp	117

		TOTAL FOOD AND KINDRED PRODUCTS	3,331,946

FOOD STORES - 0.59%
170,533	*	7-Eleven, Inc	6,073
2,485,305		Albertson's, Inc	63,748
9,014		Arden Group, Inc (Class A)	678
37,061		Axfood AB	921
87,365	*	Caribou Coffee Co, Inc	992

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

854,168		Carrefour S.A.	$39,422
96,969	e	Casino Guichard Perrachon S.A.	6,898
6,974	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	-
1,462,658		Coles Myer Ltd	11,460
11,517	e	Colruyt S.A.	1,502
3,400		Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Spon ADR)	98
57,709		Delhaize Group	3,425
2,800		Distribucion y Servicio D&S S.A. (ADR)	62
42,300		FamilyMart Co Ltd	1,273
106,112	e	George Weston Ltd	9,480
108,532	e*	Great Atlantic & Pacific Tea Co, Inc	3,078
73,746		Ingles Markets, Inc (Class A)	1,165
94,986		Jeronimo Martins SGPS S.A.	1,374
1,438,762	*	Koninklijke Ahold NV	10,911
4,972,856	e*	Kroger Co	102,391
38,700		Lawson, Inc	1,461
183,785	e	Loblaw Cos Ltd	11,064
127,377	e*	Panera Bread Co (Class A)	6,519
94,428	*	Pantry, Inc	3,529
292,186	*	Pathmark Stores, Inc	3,293
19,271	b,e,v*	Penn Traffic Co	-
9,000		President Chain Store Corp	17
189,125		Ruddick Corp	4,359
1,950,213	*	Starbucks Corp	97,706
36,462,880		Tesco plc	199,648
376,172		UNY Co Ltd	4,972
80,558		Weis Markets, Inc	3,223
391,730		Whole Foods Market, Inc	52,668
142,643	e*	Wild Oats Markets, Inc	1,834
523	b,e*	Winn-Dixie Stores, Inc	-
1,530,213	e	Woolworths Ltd	19,433

		TOTAL FOOD STORES	674,677

FORESTRY - 0.09%
16,720		Gunns Ltd	42
12,000		Hokuetsu Paper Mills Ltd	64
227,301	e	Rayonier, Inc	13,097
1,366,083		Weyerhaeuser Co	93,918

		TOTAL FORESTRY	107,121

FURNITURE AND FIXTURES - 0.27%
64,277		Bassett Furniture Industries, Inc	1,197
298,694	*	BE Aerospace, Inc	4,949
6,033	b,v*	Bush Industries, Inc (Class A)	1
193,748	e	Ethan Allen Interiors, Inc	6,074
334,657	e	Furniture Brands International, Inc	6,034
629,691		Herman Miller, Inc	19,080
268,777		Hillenbrand Industries, Inc	12,646

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

332,953		HNI Corp	$20,050
62,780		Hooker Furniture Corp	1,043
303,721	*	Interface, Inc (Class A)	2,509
873,345		Johnson Controls, Inc	54,191
11,000		Kenwood Corp	22
163,199		Kimball International, Inc (Class B)	1,973
302,692	e	La-Z-Boy, Inc	3,993
957,132		Leggett & Platt, Inc	19,334
3,331,593		Masco Corp	102,213
475,464		MFI Furniture plc	915
65,024		Neopost S.A.	6,323
1,632,913		Newell Rubbermaid, Inc	36,985
283,679	e*	Select Comfort Corp	5,668
81,529		Stanley Furniture Co, Inc	2,135
185,438	e*	Tempur-Pedic International, Inc	2,196

		TOTAL FURNITURE AND FIXTURES	309,531

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
1,446		Bechtle AG.	31
3,252,046	*	Bed Bath & Beyond, Inc	130,667
218,402	*	Bell Microproducts, Inc	2,191
3,086,378	e	Best Buy Co, Inc	134,350
793		Beter Bed Holding NV	28
107,040	*	Brookstone, Inc	2,134
946,534		Circuit City Stores, Inc	16,243
128,022	*	Cost Plus, Inc	2,324
32,950	*	Design Within Reach, Inc	298
114,146	*	Electronics Boutique Holdings Corp	7,173
176,827	e*	GameStop Corp (Class A)	5,565
263,541	*	GameStop Corp (Class B)	7,482
1,200		Gigas K's Denki Corp	30
161,384	e*	Guitar Center, Inc	8,910
130,963		Haverty Furniture Cos, Inc	1,602
4,686,994	e	Hitachi Ltd	29,733
647,400		Hitachi Maxell Ltd	8,202
3,648	b,v*	InaCom Corp	-
3,100		Kaga Electronics Co Ltd	78
10,672	*	Kirkland's, Inc	81
49,070		Knoll, Inc	900
297,251	*	Linens 'n Things, Inc	7,937
237,554	*	Mohawk Industries, Inc	19,064
158,870	e	Movie Gallery, Inc	1,651
10,350		Nitori Co Ltd	868
466,801	e	Pier 1 Imports, Inc	5,261
685,916	e	RadioShack Corp	17,011
150,908	*	Restoration Hardware, Inc	954
14,513	*	Rex Stores Corp	199
33,300		Shimachu Co Ltd	849
248,459		Steelcase, Inc (Class A)	3,593
232,604	*	The Bombay Co, Inc	1,026

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

211,413	*	Trans World Entertainment Corp	$1,668
147,544		Tuesday Morning Corp	3,817
49,371	e*	Tweeter Home Entertainment Group, Inc	162
6,703	b,e*	Ultimate Electronics, Inc	-
1,064,840	*	Waterford Wedgwood plc (Units)	82
498,771	*	Williams-Sonoma, Inc	19,128
248,088	e	Yamada Denki Co Ltd	18,890

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	460,182

GENERAL BUILDING CONTRACTORS - 0.56%
1,000	v*	AC Real Estate Corp	-
205,000		Allgreen Properties Ltd	163
7,025		AM NV	84
258,398		Amec plc	1,664
1,000	*	Aoyama Kanzai Corp	-
33,342	e*	Avatar Holdings, Inc	1,975
5,200		Babis Vovos International Construction S.A.	86
528,550		Barratt Developments plc	7,064
179,270	e	Beazer Homes USA, Inc	10,518
13,904,000		Beijing Capital Land Ltd	3,988
372,363		Bellway plc	5,767
82,327		Berkeley Group Holdings plc	1,266
525,851	e	Bouygues S.A.	24,516
133,511		Brookfield Homes Corp	7,414
636,660		Centex Corp	41,116
628,000	e	Chiyoda Corp	11,580
3,200		Cleanup Corp	31
23,162	*	Comstock Homebuilding Cos, Inc	461
2,571		Consorcio ARA S.A. de C.V.	10
6,338	*	Corp GEO S.A. de C.V.	20
4,011,000	e*	Daikyo, Inc	17,341
170,105	e	Daito Trust Construction Co Ltd	7,459
328,221		Daiwa House Industry Co Ltd	4,300
15,895	e*	Dominion Homes, Inc	253
1,300,076		DR Horton, Inc	47,089
634,980	e	Fletcher Building Ltd	3,487
315,948		George Wimpey plc	2,392
1,781,500	e*	Haseko Corp	5,517
160,165	*	Hovnanian Enterprises, Inc (Class A)	8,200
24,950	e	Imerys S.A.	1,857
387,811		KB Home	28,388
302,734		Leighton Holdings Ltd	3,294
742,539		Lennar Corp (Class A)	44,374
46,896		Lennar Corp (Class B)	2,599
88,950		Levitt Corp (Class A)	2,041
77,221		M/I Homes, Inc	4,190
89,553		McGrath RentCorp	2,537
141,221		MDC Holdings, Inc	11,141
102,043	*	Meritage Homes Corp	7,823
66,738		NH Hoteles S.A.	1,035

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,282,316	e	Nishimatsu Construction Co Ltd	$5,374
47,626	*	NVR, Inc	42,147
748,842		Obayashi Corp	5,180
3,551		Obrascon Huarte Lain S.A.	53
3,561		Orascom Construction Industries	263
74,766	e*	Palm Harbor Homes, Inc	1,453
168,893	*	Perini Corp	3,074
1,863,703		Persimmon plc	28,289
1,273,474	e	Pulte Homes, Inc	54,658
234,809		Ryland Group, Inc	16,066
37,786,000		Shanghai Forte Land Co	13,395
563,000		Shimizu Corp	3,691
601,238	e	Skanska AB (B Shs)	8,906
327,868		Standard-Pacific Corp	13,610
2,109,689		Sumitomo Realty & Development Co Ltd	31,308
596,000	e	Taisei Corp	2,456
105,000		Takamatsu Corp	4,400
3,858,210		Taylor Woodrow plc	22,132
108,193		Technical Olympic USA, Inc	2,830
45,400		Titan Cement Co S.A.	1,522
444,000		Toda Corp	2,245
635,858	*	Toll Brothers, Inc	28,404
1,600		Urban Corp	79
228,032		Walter Industries, Inc	11,155
200,942	e*	WCI Communities, Inc	5,701
8,487		Westbury plc	65
61,729	e*	William Lyon Homes, Inc	9,580
9,000		Yokogawa Bridge Corp	56

		TOTAL GENERAL BUILDING CONTRACTORS	641,132

GENERAL MERCHANDISE STORES - 1.44%
290,251	*	99 Cents Only Stores	2,685
710,298	e	Aeon Co Ltd	14,289
754,354	*	Big Lots, Inc	8,290
347,048	*	BJ's Wholesale Club, Inc	9,648
25,625		Bon-Ton Stores, Inc	498
170,296	e*	Cabela's, Inc	3,128
1,490	e	Can Do Co Ltd	1,683
371,480		Casey's General Stores, Inc	8,618
23,429	e*	Conn's, Inc	649
2,967,168		Costco Wholesale Corp	127,855
1,900	*	Daiei, Inc	48
134,000		Daimaru, Inc	1,580
51,621	e	David Jones Ltd	101
271,605		Dillard's, Inc (Class A)	5,671
2,031,092		Dollar General Corp	37,250
745,682		Family Dollar Stores, Inc	14,817
1,498,372		Federated Department Stores, Inc	100,196
209,566		Fred's, Inc	2,622
1,512,000		Giordano International Ltd	1,043

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

378,660	e*	Hagemeyer NV	$1,119
698,511	e	Hankyu Department Stores, Inc	5,516
673,123	e	Hudson's Bay Co	7,946
738,615	e	Isetan Co Ltd	11,782
1,283,600		JC Penney Co, Inc	60,868
21,410	e	KarstadtQuelle AG.	291
514,808	e	Kesko Oyj (B Shares)	14,325
750,295		Kingfisher plc	2,867
4,963,475		Marks & Spencer Group plc	32,906
255,100	e	Marui Co Ltd	4,315
209,390	e	Metro AG.	10,343
264,000		Mitsukoshi Ltd	1,279
221,183		Neiman Marcus Group, Inc (Class A)	22,107
105,242	e	Pinault-Printemps-Redoute S.A.	11,077
91,837	e*	Retail Ventures, Inc	1,008
660,524	*	Saks, Inc	12,220
4,879		Shinsegae Co Ltd	1,813
262,284	*	ShopKo Stores, Inc	6,693
7,516,438		Sonae SPGS S.A.	12,868
220,113		Stein Mart, Inc	4,468
206,000	e	Takashimaya Co Ltd	2,628
5,158,370		Target Corp	267,874
3,036,115		TJX Cos, Inc	62,180
27,449		Wal-Mart de Mexico S.A. de C.V.	139
2,900		Wal-Mart de Mexico S.A. de C.V. (Spon ADR)	147
16,943,605		Wal-Mart Stores, Inc	742,469
180,633		Warehouse Group Ltd	488

		TOTAL GENERAL MERCHANDISE STORES	1,642,407

HEALTH SERVICES - 1.02%
59,234	*	Alliance Imaging, Inc	506
202,126	*	Allied Healthcare International, Inc	1,142
88,030	e*	Amedisys, Inc	3,433
69,265	*	America Service Group, Inc	1,149
50,270	*	American Dental Partners, Inc	1,705
200,257	e*	American Healthways, Inc	8,491
160,328	*	American Retirement Corp	3,019
183,982	*	Amsurg Corp	5,034
455,957	*	Apria Healthcare Group, Inc	14,550
163		Bachem Holding AG.	10
706,548	*	Beverly Enterprises, Inc	8,655
39,414	e*	Bio-Reference Labs, Inc	681
119,078		Capio AB	2,357
4,341,921	*	Caremark Rx, Inc	216,792
7,638		Coloplast a/s (B Shs)	466
402,822	*	Community Health Systems, Inc	15,634
37,270	*	Corvel Corp	893
281,046	*	Covance, Inc	13,487
1,375,853	*	Coventry Health Care, Inc	118,351
208,068	*	Cross Country Healthcare, Inc	3,862

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

4	*	Curative Health Services, Inc	$-
645,732	*	DaVita, Inc	29,749
760,941	e	DCA Group Ltd	2,278
264,982	*	Edwards Lifesciences Corp	11,768
34,255	e	Elekta AB	1,573
144,506	*	Enzo Biochem, Inc	2,220
1,598,452	e*	Express Scripts, Inc	99,424
175,182		Fraser and Neave Ltd	1,783
1,465		Generale de Sante	53
209,389	*	Genesis HealthCare Corp	8,443
168,645	*	Gentiva Health Services, Inc	3,056
280,131	e	Getinge AB (B Shs)	3,878
2,557,437		HCA, Inc	122,552
1,189,529		Health Management Associates, Inc (Class A)	27,918
399,627		Hooper Holmes, Inc	1,571
15,863	*	Horizon Health Corp	431
123,479	e*	Immunomedics, Inc	249
121,867		Intertek Group plc	1,474
384,722	e*	Kindred Healthcare, Inc	11,465
641,070	*	Laboratory Corp of America Holdings	31,227
121,851		LCA-Vision, Inc	4,523
236,490	*	LifePoint Hospitals, Inc	10,342
612,157	e*	Lincare Holdings, Inc	25,129
435,454	*	Magellan Health Services, Inc	15,306
658,939		Manor Care, Inc	25,310
101,000	*	Matria Healthcare, Inc	3,813
565,677	e	MDS, Inc	10,177
44,458	*	Medcath Corp	1,056
1,730,990	*	Medco Health Solutions, Inc	94,910
45,457		National Healthcare Corp	1,591
628,247	e*	Nektar Therapeutics	10,649
30,762		Nestor Healthcare Group plc	76
19,939		Network Healthcare Holdings Ltd	21
15,482	e	Nichii Gakkan Co	378
4,000		Nihon Kohden Corp	66
395,626	e*	OCA, Inc	593
323,200	e*	Odyssey HealthCare, Inc	5,485
103,623	e	Option Care, Inc	1,517
28,000		OSIM International Ltd	24
236,804	*	PainCare Holdings, Inc	888
835,500		Parkway Holdings Ltd	1,068
148,128	*	Pediatrix Medical Group, Inc	11,379
5,794	b,e,v*	Physician Resource Group, Inc	-
130,402	*	Psychiatric Solutions, Inc	7,072
693		Q-Med AB	17
72,080	*	Radiation Therapy Services, Inc	2,296
139,509	*	RehabCare Group, Inc	2,863
318,898	*	Renal Care Group, Inc	15,090
4,182		Rhoen Klinikum AG.	161
157,786	*	Sierra Health Services, Inc	10,867
6	v*	So-net M3, Inc (when issued)	18
766,249		Sonic Healthcare Ltd	9,070

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

47,608	*	Specialty Laboratories, Inc	$630
59,735	*	Stereotaxis, Inc	443
5,002	e	Straumann Holding AG.	1,345
94,204	e*	Sunrise Senior Living, Inc	6,287
51,081	*	Symbion, Inc	1,321
4,429,255	e*	Tenet Healthcare Corp	49,741
516,888	*	Triad Hospitals, Inc	23,400
83,470	*	U.S. Physical Therapy, Inc	1,516
225,230	*	United Surgical Partners International, Inc	8,809
293,717		Universal Health Services, Inc (Class B)	13,990
46,434	*	VistaCare, Inc (Class A)	672

		TOTAL HEALTH SERVICES	1,161,238

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.37%
72,109		Abertis Infraestructuras S.A.	2,104
477,644		ACS Actividades Cons y Servicios S.A.	13,965
10,684		Alfred Mcalpine plc	73
2,598,438	*	Alstom RGPT	123,746
8,200	*	Autoroutes du Sud de La France	476
405,369		Balfour Beatty plc	2,349
256,842		Brisa-Auto Estradas de Portugal S.A.	2,226
13,300	*	Empresas ICA Sociedad Controladora S.A. de C.V. (Spon ADR)	30
35,913		Fomento de Construcciones y Contratas S.A.	2,147
201,762		Granite Construction, Inc	7,715
108,735		Grupo Ferrovial S.A.	9,078
396,024		Hellenic Technodomiki Tev S.A.	2,101
111,655	e	Hochtief AG.	5,001
25,000	*	Hopewell Highway Infrastructure Ltd	5
130,166		JGC Corp	2,383
1,425		JM AB	57
2,406,000	e	Kajima Corp	11,463
2,708,743		Multiplex Group	6,309
1,936		NCC AB (B Shs)	37
603,000		Okumura Corp	3,698
1,965		Peab AB	24
2,800	e*	Sumitomo Mitsui Construction Co Ltd	19
458,763		Technical Olympic S.A.	3,086
6,000		TOA Doro Kogyo Co Ltd	22
302,796	e	Transurban Group	1,665
4,414		United Group Ltd	36
2,539,507	e	Vinci S.A.	219,375
15,000		Wakachiku Construction Co Ltd	31
989,166		YTL Corp Bhd	1,443
24,000		Zhejiang Expressway Co Ltd	17

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	420,681

HOLDING AND OTHER INVESTMENT OFFICES - 2.17%
76,492	e*	4Kids Entertainment, Inc	1,330
379,592		Aames Investment Corp	2,384

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

104,559		Acadia Realty Trust	$1,881
2,027		Ackermans & Van Haaren	102
147,806	*	Affiliated Managers Group, Inc	10,704
314,772	e	Affordable Residential Communities	3,182
34,450		Agree Realty Corp	973
12,049	*	Alexander's, Inc	3,253
109,789		Alexandria Real Estate Equities, Inc	9,078
673,470	e	Allied Capital Corp	19,281
532,660		AMB Property Corp	23,916
100,651		American Campus Communities, Inc	2,418
902,039		American Financial Realty Trust	12,809
519,622		American Home Mortgage Investment Corp	15,745
6,093		American Land Lease, Inc	145
148,824		AMLI Residential Properties Trust	4,773
4,700		AngloGold Ashanti Ltd (Spon ADR)	199
971,894	e	Annaly Mortgage Management, Inc	12,586
537,404		Anthracite Capital, Inc	6,223
481,928		Anworth Mortgage Asset Corp	3,986
3,600		AOC Holdings, Inc	72
607,360		Apartment Investment & Management Co (Class A)	23,553
367,432		Apollo Investment Corp	7,275
73,366		Arbor Realty Trust, Inc	2,062
998,576	e	Archstone-Smith Trust	39,813
335,144		Arden Realty, Inc	13,798
270,713		Ashford Hospitality Trust, Inc	2,913
11,363		Associated Estates Realty Corp	111
4,261,000	*	Atlas Consolidated Mining & Development	441
349,995		AvalonBay Communities, Inc	29,995
164,847		Bedford Property Investors	3,930
185,035		Bimini Mortgage Management, Inc (Class A)	2,091
1,127,000		Bintulu Port Holdings Bhd	1,453
318,681		BioMed Realty Trust, Inc	7,903
33,874		Bodycote International	130
634,136		Boston Properties, Inc	44,960
135,270	*	Boykin Lodging Co	1,680
308,218		Brandywine Realty Trust	9,582
573,902	e	Brascan Corp (Class A)	26,772
251,040		BRE Properties, Inc (Class A)	11,171
4,094		BRT Realty Trust	96
334,802		Camden Property Trust	18,665
7,598		Capital & Regional plc	108
212,825	e	Capital Automotive REIT	8,238
143,445		Capital Lease Funding, Inc	1,485
16,775		Capital Southwest Corp	1,429
46,041		Capital Trust, Inc	1,481
619,000		CapitaMall Trust	861
47,476	e	Capstead Mortgage Corp	328
342,390		CarrAmerica Realty Corp	12,309
64,289		Castellum AB	2,379
300,675		CBL & Associates Properties, Inc	12,325
275,634		Cedar Shopping Centers, Inc	3,988
258,124	e	Centerpoint Properties Trust	11,564

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

27,529	*	CFS Gandel Retail Trust	$37
2,242,633		CFS Gandel Retail Trust	3,091
33,850		Cherokee, Inc	1,184
2,182,422		China Merchants Holdings International Co Ltd	4,895
18,000		China Resources Power Holdings Co	11
168,239	e	CI Fund Management, Inc	3,133
33,471		CIR-Compagnie Industriali Riunite S.p.A.	102
2,126		Clarkson plc	30
45,302		Cofide S.p.A.	61
2,657		Collins Stewart Tullett plc	30
262,186		Colonial Properties Trust	11,662
13,567		Columbia Equity Trust, Inc	198
305,923		Commercial Net Lease Realty, Inc	6,118
3,302,431		Commonwealth Property Office Fund	3,190
142,084		Corio NV	8,274
219,389		Corporate Office Properties Trust	7,668
113,497		Correctional Properties Trust	3,338
304,746		Cousins Properties, Inc	9,209
360,807		Crescent Real Estate Equities Co	7,400
103,664	*	Criimi MAE, Inc	1,784
11,782		Croda International plc	89
86		Cross Timbers Royalty Trust	5
101,298	v	Crystal River Capital, Inc	2,532
531,900	e	Deerfield Triarc Capital Corp	7,372
3,397		Derwent Valley Holdings plc	78
595,790		Developers Diversified Realty Corp	27,823
135,687		DiamondRock Hospitality Co	1,594
111,010		Digital Realty Trust, Inc	1,998
722,070		Duke Realty Corp	24,464
113,611		EastGroup Properties, Inc	4,970
673,148		ECC Capital Corp	2,194
230,660		Education Realty Trust, Inc	3,852
3,366	*	EM.TV AG.	21
19,528	*	Enstar Group, Inc	1,267
160,413		Entertainment Properties Trust	7,159
397,978		Equity Inns, Inc	5,373
127,405		Equity Lifestyle Properties, Inc	5,733
1,916,450		Equity Office Properties Trust	62,687
197,159		Equity One, Inc	4,584
1,474,501		Equity Residential	55,810
114,442	e	Essex Property Trust, Inc	10,300
3,237		Evolution Group plc	9
175,547	e	Extra Space Storage, Inc	2,700
132,355		Fabege AB	2,363
295,591		Federal Realty Investment Trust	18,010
450,913	*	FelCor Lodging Trust, Inc	6,831
117,000		Feldman Mall Properties, Inc	1,521
427,402		Fieldstone Investment Corp	4,984
12		Finance All Corp	10
1,510	v*	First Hungary Fund Ltd	89
264,460		First Industrial Realty Trust, Inc	10,592
1,598,400	v	First NIS Regional Fund SICAV	8,280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

120,000		First Pacific Co	$41
71,477		First Potomac Realty Trust	1,837
703,888	e	Friedman Billings Ramsey Group, Inc	7,173
12,399		Fubon Financial Holding Co Ltd	111
71,000		Fubon Financial Holding Co Ltd	65
198,972		Gables Residential Trust	8,685
1,365,965		General Growth Properties, Inc	61,373
105,485		Getty Realty Corp	3,036
69,878	e	Gladstone Capital Corp	1,576
286,014		Glenborough Realty Trust, Inc	5,491
216,615	e	Glimcher Realty Trust	5,301
71,374		Global Signal, Inc	3,193
174,457		GMH Communities Trust	2,559
123,411	e	Government Properties Trust, Inc	1,209
138,308		Gramercy Capital Corp	3,314
121,712		Great Portland Estates plc	836
4,600	*	Grupo Financiero Galicia S.A. (ADR)	40
38,000		Guangdong Investments Ltd	13
12,400		Hakuhodo DY Holdings, Inc	824
87,111	e	Harris & Harris Group, Inc	967
782,520	e	Health Care Property Investors, Inc	21,120
249,284		Health Care REIT, Inc	9,246
215,240		Healthcare Realty Trust, Inc	8,640
1,726		Hellaby Holdings Ltd	7
209,284		Heritage Property Investment Trust	7,325
116,483		Hersha Hospitality Trust	1,157
190,333		Highland Hospitality Corp	1,953
441,304		Highwoods Properties, Inc	13,023
75,200		HKR International Ltd	42
200,066		Home Properties, Inc	7,853
612,022		HomeBanc Corp	4,725
424,354	e	Hospitality Properties Trust	18,188
2,177,676		Host Marriott Corp	36,803
123,145		Housing Development Finance Corp	2,911
904,777		HRPT Properties Trust	11,228
31,000		HTL International Holdings Ltd	24
17,000		Hunet, Inc	25
2,787,598		Hutchison Whampoa Ltd	28,836
15	*	IDU Co	27
250,695	*	IMMOFINANZ Immobilien Anlagen AG.	2,436
612,841	e	IMPAC Mortgage Holdings, Inc	7,513
4,300		Impala Platinum Holdings Ltd	123
2,900	v	Imperial Holdings Ltd	52
7,714		Infratil Ltd	21
547,231		ING Industrial Fund	986
109,854		ING Office Fund	111
456,757		Inland Real Estate Corp	7,153
313,569		Innkeepers U.S.A. Trust	4,845
310,653		Investors Real Estate Trust	2,951
513,191	e	iShares MSCI Japan Index Fund	6,256
629,847		iStar Financial, Inc	25,465
2,103		Istituto Finanziario Industriale S.p.A.	33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,300		J Bridge Corp	$36
89		Japan Prime Realty Investment Corp	254
1,025	e	Japan Real Estate Investment Corp	8,275
441		Japan Retail Fund Investment Corp	3,564
124,000		JER Investors Trust, Inc	2,239
813,684		JFE Holdings, Inc	26,491
1,059,000	*	JFE Shoji Holdings, Inc	5,354
1,082,700		Julius Baer Holding AG.	85,071
4,470		Kensington Group plc	52
149,613		Kilroy Realty Corp	8,383
1,003,872		Kimco Realty Corp	31,542
192,982		Kite Realty Group Trust	2,879
527,600		Kiwi Income Property Trust	421
435,885		KKR Financial Corp	9,694
3,358,100		KLCC Property Holdings Bhd	1,933
368,084		Land Securities Group plc	9,631
193,108		LaSalle Hotel Properties	6,653
428,485		Lend Lease Corp Ltd	4,581
333,174	e	Lexington Corporate Properties Trust	7,846
411,222	e	Liberty Property Trust	17,493
200,339		London Stock Exchange plc	2,020
207,798		LTC Properties, Inc	4,405
620,239		Luminent Mortgage Capital, Inc	4,683
327,512		Macerich Co	21,269
501,776		Mack-Cali Realty Corp	22,550
349,254		Macquarie Communications Infrastructure Group	1,582
103,889		Macquarie CountryWide Trust	157
16,869,926		Macquarie Infrastructure Group	51,660
192,968		Maguire Properties, Inc	5,799
130,000		Medical Properties Trust, Inc	1,274
579,481	*	MeriStar Hospitality Corp	5,291
935,728		MFA Mortgage Investments, Inc	5,736
180,050		Mid-America Apartment Communities, Inc	8,374
5,824,000		Midland Holdings Ltd	3,378
325,924		Mills Corp	17,952
97,224		Mission West Properties, Inc	976
281,917		MortgageIT Holdings, Inc	4,009
22,100	v	MTN Group Ltd (Spon ADR)	159
758,000	e	Nabtesco Corp	6,641
5,000		Naspers Ltd (Spon ADR)	80
123,915		National Health Investors, Inc	3,421
40,173		National Health Realty, Inc	780
333,417	e	Nationwide Health Properties, Inc	7,769
548,371	e	New Century Financial Corp	19,889
515,839		New Plan Excel Realty Trust	11,839
578,745		Newcastle Investment Corp	16,147
574		Nippon Building Fund, Inc	4,907
247,443		Nobel Biocare Holding AG.	58,538
17,840,500		Noble Group Ltd	16,790
537		Nomura Real Estate Office Fund, Inc	3,961
5,521		Northgate plc	110
157,319		NorthStar Realty Finance Corp	1,477
252,126	e	Novastar Financial, Inc	8,318

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

64		NTT Urban Development Corp	$329
417,206		Omega Healthcare Investors, Inc	5,808
39,898		One Liberty Properties, Inc	794
1,222		Orascom Telecom Holding SAE	57
7,152,000		Orient Corp	32,687
132,799		Origen Financial, Inc	1,005
14		Pacific Management Corp	58
205,013		Pan Pacific Retail Properties, Inc	13,510
3,254		Paragon Group Cos plc	31
100,182		Parkway Properties, Inc	4,701
40,000		Peace Mark Holdings Ltd	10
215,554		Pennsylvania Real Estate Investment Trust	9,092
1,500	*	Petrobras Energia Participaciones S.A. (ADR)	24
4	v*	Pinnacle Holdings, Inc Wts 11/02/07	-
967,588		Plum Creek Timber Co, Inc	36,681
713,900		POS Malaysia & Services Holdings Bhd	625
203,436		Post Properties, Inc	7,578
262,069		Prentiss Properties Trust	10,640
10,000	e*	Privee Zurich Turnaround Group Co Ltd	23
1,267,572		Prologis	56,166
126,367		PS Business Parks, Inc	5,788
26,670		PSP Swiss Property AG.	1,345
619,594		Public Storage, Inc	41,513
240,313		RAIT Investment Trust	6,849
68,955		Ramco-Gershenson Properties	2,013
499,984		Realty Income Corp	11,955
556,196		Reckson Associates Realty Corp	19,217
7		Recrm Research Co Ltd	11
170,149		Redwood Trust, Inc	8,271
330,566		Regency Centers Corp	18,991
26,801	e*	Rockville Financial, Inc	358
63,192	e	Rodamco Europe NV	5,478
72,035	e	Saul Centers, Inc	2,593
398,566		Saxon Capital, Inc	4,723
10,981	e	SBI Holdings, Inc	4,597
865,038		Schroders plc	14,140
4,194,900		Scomi Group Bhd	1,280
553,020	e	SCOR	1,133
386,461		Senior Housing Properties Trust	7,343
7,000		Shanghai Industrial Holdings Ltd	14
3,300		Shinhan Financial Group Co Ltd	229
240,634		Shurgard Storage Centers, Inc (Class A)	13,444
20,300		Sime Darby Bhd	33
881,340		Simon Property Group, Inc	65,325
10,220,000	*	Sinochem Hong Kong Holding Ltd	1,792
186,901		Sizeler Property Investors, Inc	2,269
3,964,040	v*	Skyline Venture Partners Qualified II	3,011
605,000	v*	Skyline Venture Partners Qualified III	605
295,021	e	SL Green Realty Corp	20,115
6,893,892		SM Prime Holdings	886
469,840	e	Softbank Corp	26,116
73,291	e	Sovran Self Storage, Inc	3,588

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

161,125		Spirit Finance Corp	$1,813
6,155		Sponda Oyj	65
238,589		Strategic Hotel Capital, Inc	4,357
4,956,696		Sumitomo Corp	52,392
122,177	e	Sun Communities, Inc	4,003
105,479		Sunset Financial Resources, Inc	849
215,481		Sunstone Hotel Investors, Inc	5,256
2,267,000		Suntec Real Estate Investment Trust	1,543
198,376		Tanger Factory Outlet Centers, Inc	5,517
68,587	e*	Tarragon Corp	1,273
387,217		Taubman Centers, Inc	12,275
1,085,904	*	Telewest Global, Inc	24,921
502,203		Thornburg Mortgage, Inc	12,585
124,853	e	Town & Country Trust	3,623
791,600		Trizec Properties, Inc	18,254
287,100	e	Trustreet Properties, Inc	4,493
872,815		United Dominion Realty Trust, Inc	20,686
78,683		Universal Health Realty Income Trust	2,616
117,853		Urstadt Biddle Properties, Inc (Class A)	1,787
223,370		U-Store-It Trust	4,528
1,291		Vastned Retail NV	85
497,879		Ventas, Inc	16,032
742,955		Vornado Realty Trust	64,355
204,204		Washington Real Estate Investment Trust	6,353
476,342	e	Weingarten Realty Investors	18,030
45,252		Wellington Underwriting plc	88
115,909		Wereldhave NV	12,319
143,988		Winston Hotels, Inc	1,440
8,434		Zueblin Immobilien Holding AG.	67

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,466,142

HOTELS AND OTHER LODGING PLACES - 0.54%
3,702,222	e	Accor S.A.	187,560
162,650		Ameristar Casinos, Inc	3,390
996,058	e	Aristocrat Leisure Ltd	9,014
205,341	*	Aztar Corp	6,327
10,500	v	Berjaya Sports Toto Bhd	11
204,612	*	Bluegreen Corp	3,611
197,728		Boyd Gaming Corp	8,526
173,328		Choice Hotels International, Inc	11,204
583	*	Club Mediterranee	27
4,600		Four Seasons Hotels, Inc	263
226,391	*	Gaylord Entertainment Co	10,788
879,000		Genting Bhd	4,991
1,063,118	*	Great Wolf Resorts, Inc	10,993
7,794		Greene King plc	88
1,432,818		Hilton Group plc	7,972
3,600,640		Hilton Hotels Corp	80,366
3,881,433		Hongkong & Shanghai Hotels	4,303
126,709		Hyatt Regency S.A.	1,573

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)

493,902		Intercontinental Hotels Group plc	$6,265
84,409	e*	Isle of Capri Casinos, Inc	1,805
835,549	e*	Jameson Inns, Inc	1,721
8,000		Jollibee Foods Corp	5
2,368		Jurys Doyle Hotel Group plc	54
1,820		Kangwon Land, Inc	31
900		Kyoritsu Maintenance Co Ltd	24
1,491,023	*	La Quinta Corp	12,957
105,678	e*	Las Vegas Sands Corp	3,478
206,545	*	Lodgian, Inc	2,117
16,000		Magnum Corp Bhd	9
95,240		Marcus Corp	1,909
1,302,380		Marriott International, Inc (Class A)	82,050
620,010	*	MGM Mirage	27,138
21,356,486		Minor International PCL	2,938
987,798	v	Minor International PCL (Wts 05/20/07)	-
86,458	e*	Monarch Casino & Resort, Inc	1,469
221,679	*	MTR Gaming Group, Inc	1,776
31,161	*	Outdoor Channel Holdings, Inc	460
239,700		Overseas Union Enterprise Ltd	1,355
240,000		Regal Hotels International Holdings Ltd	19
8,800		Resorts World Bhd	26
53,907	*	Riviera Holdings Corp	1,196
3,645,930		Shangri-La Asia Ltd	5,898
577,003	e	Sky City Entertainment Group Ltd	1,924
1,077,983		Starwood Hotels & Resorts Worldwide, Inc	61,628
445,532		Station Casinos, Inc	29,566
3,800		Tanjong plc	15
163,172	*	Vail Resorts, Inc	4,691
213,752	e*	Wynn Resorts Ltd	9,651

		TOTAL HOTELS AND OTHER LODGING PLACES	613,182

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.76%
4,654,755		3M Co	341,473
1,408		Aalberts Industries NV	75
57,735	*	Aaon, Inc	1,061
40,000		Acer, Inc	80
10,078		Acer, Inc	99
146,634		Actuant Corp	6,862
495,305	*	Advanced Digital Information Corp	4,656
635,900	e*	AGCO Corp	11,573
694,808		Aggreko plc	2,876
34,871		Alamo Group, Inc	691
215,014		Albany International Corp (Class A)	7,928
237,878	e	Alfa Laval AB	4,339
885	*	Alten	29
1,070,729		Amada Co Ltd	8,550
3,000		Amano Corp	47
1,853,270		American Standard Cos, Inc	86,270
6,636		Andritz AG.	664

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

5,249,395	*	Apple Computer, Inc	$281,420
11,359,233		Applied Materials, Inc	192,653
82,557	*	Astec Industries, Inc	2,344
65,387		Asustek Computer, Inc	179
80,034	e*	ASV, Inc	1,813
332,493	*	Asyst Technologies, Inc	1,549
707,913	e	Atlas Copco AB (A Shares)	13,738
341,607	e	Atlas Copco AB (B Shares)	5,922
85,316	e*	Authentidate Holding Corp	215
932,655	*	Axcelis Technologies, Inc	4,868
2,775		Balda AG.	36
34,000		Benq Corp	30
684,419		Black & Decker Corp	56,184
142,390		Black Box Corp	5,975
266,269	*	Blount International, Inc	4,697
1,363		Bobst Group AG.	59
309,529		Briggs & Stratton Corp	10,707
16,799,623	a*	Brocade Communications Systems, Inc	68,542
448,461	e*	Brooks Automation, Inc	5,978
118,419		Bucyrus International, Inc (Class A)	5,818
990		Cardo AB	23
139,413		Carlisle Cos, Inc	8,862
68,332		Cascade Corp	3,328
3,773,086		Caterpillar, Inc	221,669
372,780	e	CDW Corp	21,964
12,115	*	Charter plc	87
9,500		China International Marine Containers Co Ltd	10
568,421	*	Cirrus Logic, Inc	4,314
56,000		Compal Electronics, Inc	55
736,350	*	Cooper Cameron Corp	54,438
360,061	e*	Cray, Inc	331
24,600		Creative Technology Ltd	182
195,027	e	Cummins, Inc	17,160
134,404		Curtiss-Wright Corp	8,294
1,620		Daewoo Shipbuilding & Marine Engineering Co Ltd	37
2,000		Daifuku Co Ltd	27
135,300		Daikin Industries Ltd	3,629
324,000	e	Dainippon Screen Manufacturing Co Ltd	2,118
1,998,265		Deere & Co	122,294
16,961,751	*	Dell, Inc	580,092
319,850		Diebold, Inc	11,022
338,922		Donaldson Co, Inc	10,347
273,591	*	Dot Hill Systems Corp	1,841
1,247,629		Dover Corp	50,891
96,300	*	Dresser-Rand Group, Inc	2,372
35,033	*	Dril-Quip, Inc	1,682
602,071		DSG International plc	1,603
700		DTS Corp	23
15,801		East Asiatic Co Ltd a/s	1,176
1,231,750		Eaton Corp	78,278
448,000	e	Ebara Corp	1,909
1,485		Econocom Group	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

15,476,881	*	EMC Corp	$200,271
731,444	*	Emulex Corp	14,782
241,878		Engineered Support Systems, Inc	9,927
215,269	*	EnPro Industries, Inc	7,252
912,176	*	Entegris, Inc	10,308
1,300	*	Exabyte Corp	-
857,062	*	Extreme Networks, Inc	3,814
1,820		EYDAP Athens Water Supply & Sewage Co S.A.	16
97,687	*	Fargo Electronics, Inc	1,707
5,048,372		FKI plc	9,958
58,522	e*	Flanders Corp	710
347,455	*	Flowserve Corp	12,630
15,668	e	FLSmidth & Co a/s (B Shs)	438
303,222	*	FMC Technologies, Inc	12,769
6,000		Foxconn Technology Co Ltd	25
8,523,253		Futuris Corp Ltd	13,734
136,788	*	Gardner Denver, Inc	6,101
1,481,416	*	Gateway, Inc	4,000
64,137	*	Gehl Co	1,787
149,363	*	Global Imaging Systems, Inc	5,086
129,200		Glory Ltd	2,508
10,000,000		Golden Meditech Co Ltd	1,818
60,478		Gorman-Rupp Co	1,454
386,496		Graco, Inc	13,249
776,140	*	Grant Prideco, Inc	31,550
283,290		Heidelberger Druckmaschinen	9,738
20,449,853	e	Hewlett-Packard Co	597,136
3,000		High Tech Computer Corp	37
20,000		Hitachi Construction Machinery Co Ltd	383
9,000		Hitachi Koki Co Ltd	111
38,726	e	Hoganas AB (B Shares)	912
156,246	*	Hydril	10,725
532,000		Hyflux Ltd	989
770		Hyundai Heavy Industries	57
234,700		IDEX Corp	9,986
133,976	*	InFocus Corp	462
109,200		Ingersoll-Rand Co Ltd	4,175
10,240,459		International Business Machines Corp	821,490
1,563,968		International Game Technology	42,227
131,730	*	Intevac, Inc	1,358
228,920	e*	Iomega Corp	689
2,590,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	5,233
1,282,940	*	Jabil Circuit, Inc	39,669
7,000		Joshin Denki Co Ltd	37
487,772		Joy Global, Inc	24,613
108,907	*	Kadant, Inc	2,185
149,144	e	Kaydon Corp	4,237
1,962		KCI Konecranes Oyj	91
275,039		Kennametal, Inc	13,488
191,636	*	Komag, Inc	6,125
3,810,311	e	Komatsu Ltd	51,974
260,415		Komori Corp	4,641

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

28,000		Koyo Seiko Co Ltd	$423
518		Krones AG.	54
3,752,916	e	Kubota Corp	26,026
602,684	*	Kulicke & Soffa Industries, Inc	4,369
1,035,792	*	Lam Research Corp	31,561
324,457		Lennox International, Inc	8,893
58,000		Lenovo Group Ltd	28
530,512	*	Lexmark International, Inc	32,388
37,013		Linde AG.	2,735
77,378		Lindsay Manufacturing Co	1,703
2,400	*	Lipman Electronic Engineering Ltd	50
38,760		Lite-On Technology Corp	43
74,348	e*	Logitech International S.A. (Regd)	3,019
94,028		Lufkin Industries, Inc	4,095
9,000	e	Makino Milling Machine Co Ltd	73
559,000		Makita Corp	11,344
974		Manitou BF	45
169,472		Manitowoc Co, Inc	8,516
1,613,774	*	Maxtor Corp	7,101
136,488		Meggitt plc	783
26,000		Meidensha Corp	73
17,687	*	Mestek, Inc	219
495,278		Metso Oyj	12,605
273,994	*	Micros Systems, Inc	11,987
26,721	*	Middleby Corp	1,937
124,306	*	Mikohn Gaming Corp	1,652
118,644	*	Milacron, Inc	211
70,000		Minebea Co Ltd	289
15,000		Mitac International	23
8,920,160		Mitsubishi Heavy Industries Ltd	31,638
153,245	e	Modec, Inc	4,624
237,033		Modine Manufacturing Co	8,694
500	*	M-Systems Flash Disk Pioneers	15
39,036		Nacco Industries, Inc (Class A)	4,468
9,000		Nachi-Fujikoshi Corp	39
1,011,247	*	National Oilwell Varco, Inc	66,540
290,606	e*	Netgear, Inc	6,992
113,080		Nidec Corp	6,735
6,000		Nippon Thompson Co Ltd	45
104,966		NN, Inc	1,259
294,211		Nordson Corp	11,189
1,982,512		NSK Ltd	10,950
167,000		NTN Corp	1,000
28,471	e*	NYFIX, Inc	164
24,164		OCE NV	380
237,920	*	Oil States International, Inc	8,639
9,000		Okuma Holdings, Inc	81
16,001	*	Omega Flex, Inc	256
128,200		Omron Corp	3,128
560,475		Pall Corp	15,413
315,078	*	Palm, Inc	8,926
41,866	*	PAR Technology Corp	963

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

864,789		Parker Hannifin Corp	$55,615
252,922	*	Paxar Corp	4,262
443,769		Pentair, Inc	16,198
645		Pinguely-Haulotte	13
1,041,078		Pitney Bowes, Inc	43,455
51,596	*	Planar Systems, Inc	424
136,898	*	ProQuest Co	4,956
13,384		ProSafe ASA	503
20,604		Psion plc	56
5,239,500		PT United Tractors Tbk	1,973
34,000		Quanta Computer, Inc	56
1,093,475	*	Quantum Corp	3,379
1,090,293		Rheinmetall AG.	72,298
22,087		Rieter Holding AG.	6,489
60,988	*	Rimage Corp	1,627
121,200		Riso Kagaku Corp	2,935
103,400	*	Riso Kagaku Corp (when issued)	2,044
83,380		Robbins & Myers, Inc	1,874
1,079,614		Rockwell Automation, Inc	57,112
194,521	*	Safeguard Scientifics, Inc	337
264,704	e	Safran S.A.	5,732
2,930		Samsung Heavy Industries Co Ltd	43
5,000		Sanden Corp	23
964,167	e*	SanDisk Corp	46,521
327,360	e	Sandvik AB	16,327
73,620		Sauer-Danfoss, Inc	1,472
894		Saurer AG.	61
109,707	e	Scania AB	3,974
542,552	*	ScanSoft, Inc	2,892
70,800	*	Scansource, Inc	3,451
340,899	e*	Scientific Games Corp (Class A)	10,568
444,300		Seagate Technology	7,042
1,249,635	v*	Seagate Technology, Inc (Escrow)	-
87,341	*	Semitool, Inc	694
250,000		Shinmaywa Industries Ltd	1,535
1,885		SIG Holding AG.	482
2,496	*	Singulus Technologies	33
632,020	e	SKF AB	8,258
1,017,120	e	Smith International, Inc	33,880
2,400		Sodick Co Ltd	33
8,093,127	*	Solectron Corp	31,644
340,774		SPX Corp	15,659
68,761		Standex International Corp	1,810
617,314		Stanley Works	28,816
190,423		Stewart & Stevenson Services, Inc	4,542
501,000		Sumitomo Precision Products Co Ltd	2,537
95,200	b,e*	Surebeam Corp (Class A)	-
1,036,097		Symbol Technologies, Inc	10,029
447,000		Tadano Ltd	3,498
459,000		Takuma Co Ltd	3,633
84,191		Tecumseh Products Co (Class A)	1,812
31,300		Tecumseh Products Co (Class B)	644

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

67,028		Tennant Co	$2,747
285,912	*	Terex Corp	14,133
290,000		Texwinca Holdings Ltd	198
23,100		THK Co Ltd	577
359,357		Timken Co	10,648
365,576		Toro Co	13,439
2,000		Toshiba Machine Co Ltd	15
16,000		TPV Technology Ltd	11
47,898	e*	Transact Technologies, Inc	364
3,000		Tsugami Corp	19
62,363	e*	TurboChef Technologies, Inc	972
128,000	*	Ultratech, Inc	1,996
299,620	*	UNOVA, Inc	10,481
623,948	*	Varian Medical Systems, Inc	24,652
165,834	*	VeriFone Holdings, Inc	3,335
131,405	e*	Vestas Wind Systems a/s	3,184
12	*	Wacom Co Ltd (when issued)	17
28,630	e	Wartsila Oyj (B Shs)	915
131,263		Watsco, Inc	6,971
137,656		Weir Group plc	933
2,082,819	*	Western Digital Corp	26,931
23,807		Wincor Nixdorf AG.	2,296
61,250	*	WJ Communications	75
64,333		Woodward Governor Co	5,472
654,000	e	Yaskawa Electric Corp	5,014
264,073		York International Corp	14,807
312,886	e*	Zebra Technologies Corp (Class A)	12,231

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,418,798

INSTRUMENTS AND RELATED PRODUCTS - 3.71%
117,765	e*	Abaxis, Inc	1,537
98,784	e*	Abiomed, Inc	995
120,512	e*	ADE Corp	2,709
287,728	e*	Advanced Medical Optics, Inc	10,919
120,211	*	Advanced Neuromodulation Systems, Inc	5,705
436,639	*	Affymetrix, Inc	20,186
2,657,547	*	Agilent Technologies, Inc	87,035
508,708	e*	Align Technology, Inc	3,419
919,550	*	Allergan, Inc	84,249
445,028	*	American Medical Systems Holdings, Inc	8,967
52,193	*	American Science & Engineering, Inc	3,423
99,722		Analogic Corp	5,027
122,728	*	Anaren, Inc	1,730
47,279	*	Angiodynamics, Inc	993
42,986	e*	Animas Corp	675
1,554,291		Applera Corp (Applied Biosystems Group)	36,122
61,413	*	ARGON ST, Inc	1,802
139,662		Arrow International, Inc	3,938
125,737	e*	Arthrocare Corp	5,057
95,660	*	Aspect Medical Systems, Inc	2,834
863		Audika	20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

101,594	*	August Technology Corp	$1,084
19,809		Badger Meter, Inc	779
554,250		Bard (C.R.), Inc	36,597
237,310		Bausch & Lomb, Inc	19,146
3,478,710		Baxter International, Inc	138,696
97,100	*	Baxter International, Inc (Contingent Value Rts)	1
17,199,208	v*	BB Bioventures L.P.	18,604
296,764		Beckman Coulter, Inc	16,019
1,776,955		Becton Dickinson & Co	93,166
65,244		BEI Technologies, Inc	2,283
1,744,309		Biomet, Inc	60,545
147,808	*	Bio-Rad Laboratories, Inc (Class A)	8,128
98,278	e*	Biosite, Inc	6,079
4,985,135	*	Boston Scientific Corp	116,503
289,806	*	Bruker BioSciences Corp	1,269
134,447	*	Caliper Life Sciences, Inc	945
159,962	*	Candela Corp	1,571
999,976	e	Canon, Inc	54,084
95,825	e*	Cantel Medical Corp	2,016
28,595	*	Cardiac Science Corp	307
151,809	*	Cardiodynamics International Corp	205
54,600	e	Casio Computer Co Ltd	794
254,775	*	Cepheid, Inc	1,883
2,654	*	Cerus Corp	24
19,226	*	Cholestech Corp	194
67,494		Cie Generale d'Optique Essilor International S.A.	5,607
2,049,021		Citizen Watch Co Ltd	16,723
2,000		CKD Corp	18
164,204		CNS, Inc	4,281
133,835		Cochlear Ltd	4,007
185,915	*	Coherent, Inc	5,444
126,369		Cohu, Inc	2,989
7,121	*	Concord Camera Corp	10
206,085	*	Conmed Corp	5,746
261,866		Cooper Cos, Inc	20,062
505,239	*	Credence Systems Corp	4,032
132,776	e*	Cyberonics, Inc	3,962
6,579	*	Cyberoptics Corp	92
2,073,624		Danaher Corp	111,623
82,530		Datascope Corp	2,560
383,300		Dentsply International, Inc	20,706
24,591	*	DexCom, Inc	286
186,124	*	Dionex Corp	10,097
169,660	*	DJ Orthopedics, Inc	4,910
173,634		DRS Technologies, Inc	8,571
4,239,394	e	Eastman Kodak Co	103,144
130,482		EDO Corp	3,918
329		Elbit Systems Ltd	7
6,814		Empresa Brasileira de Aeronautica S.A.	67
279,069	*	Encore Medical Corp	1,312
224,332	*	ESCO Technologies, Inc	11,232
148,572	*	Esterline Technologies Corp	5,629

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

9,822	*	Exactech, Inc	$145
81,985	*	Excel Technology, Inc	2,106
11,590	*	E-Z-Em-Inc	164
192,930		Fanuc Ltd	15,626
59,372	e*	FARO Technologies, Inc	1,157
133,234	*	FEI Co	2,565
878,267	*	Fisher Scientific International, Inc	54,496
303,722	*	Flir Systems, Inc	8,984
192,176	*	Formfactor, Inc	4,385
296,402	*	Fossil, Inc	5,392
76,389	e*	Foxhollow Technologies, Inc	3,637
58,535	e	Fresenius Medical Care AG.	5,346
1,278,080		Fuji Photo Film Co Ltd	42,174
287,373		Gambro AB (A Shs)	4,368
153,536	e	Gambro AB (B Shs)	2,324
1,700	*	Given Imaging Ltd	41
2,099,861		Guidant Corp	144,659
201,954	*	Haemonetics Corp	9,599
177,500	*	HealthTronics, Inc	1,768
86,648	*	Herley Industries, Inc	1,614
195,802	*	Hologic, Inc	11,308
79,183	e*	ICU Medical, Inc	2,277
112,134	e*	I-Flow Corp	1,537
124,168	*	II-VI, Inc	2,203
206,133	*	Illumina, Inc	2,641
119,579		IMI plc	908
34,869	e*	Immunicon Corp	137
161,374	*	Inamed Corp	12,213
378,101	e*	Input/Output, Inc	3,017
117,483	*	Integra LifeSciences Holdings Corp	4,495
153,564	*	Intermagnetics General Corp	4,291
71,676	e*	Intralase Corp	1,054
224,224	e*	Intuitive Surgical, Inc	16,433
187,369		Invacare Corp	7,808
1,922,847	*	Invensys plc	493
132,944	e*	Ionatron, Inc	1,340
93,249	e*	IRIS International, Inc	1,720
92,741	e*	Ista Pharmaceuticals, Inc	616
148,670	*	Itron, Inc	6,788
246,904	*	Ixia	3,632
18,430,626		Johnson & Johnson	1,166,290
92,868		Keithley Instruments, Inc	1,356
62,447	e*	Kensey Nash Corp	1,915
65,803	e	Keyence Corp	16,570
848,585	e	Kla-Tencor Corp	41,377
210,500		Konica Minolta Holdings, Inc	1,917
480,283	*	Kopin Corp	3,338
37,132	e*	KVH Industries, Inc	362
201,800	*	Kyphon, Inc	8,867
119,558	*	LaBarge, Inc	1,545
122,377	e*	Laserscope	3,449
77,757	*	LeCroy Corp	1,155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

472,795	e*	Lexar Media, Inc	$3,026
354,550	*	LTX Corp	1,496
110,015		Luxottica Group S.p.A.	2,743
57,530	*	Measurement Specialties, Inc	1,220
9,949	*	Medical Action Industries, Inc	171
6,697,164		Medtronic, Inc	359,102
264,443	e	Mentor Corp	14,547
134,885	*	Merit Medical Systems, Inc	2,393
307,790	*	Mettler-Toledo International, Inc	15,691
75,355	*	Micro Therapeutics, Inc	421
348,528	*	Millipore Corp	21,919
202,503		Mine Safety Appliances Co	7,837
202,783	*	MKS Instruments, Inc	3,494
104,623	*	Molecular Devices Corp	2,186
114,616		Movado Group, Inc	2,146
21,503,204	v*	MPM Bioventures II-QP, Lp	13,306
202,950		MTS Systems Corp	7,665
316,908	e*	Nanogen, Inc	1,017
14,820	*	Neurometrix, Inc	441
248,882	*	Newport Corp	3,467
9,000		Nikkiso Co Ltd	56
188,000	e	Nikon Corp	2,375
3,000		Nipro Corp	45
4,554		Nobel Biocare Holding AG. (Stockholm)	1,065
13,679	*	Novoste Corp	8
31,031	*	NuVasive, Inc	582
110,683		Oakley, Inc	1,919
66,286	e*	OccuLogix, Inc	424
55,464		Olympus Corp	1,231
500	*	Orbotech Ltd	13
41,459	*	Orthovita, Inc	177
4,270	*	Osteotech, Inc	24
96,518	e*	Palomar Medical Technologies, Inc	2,532
5,492,117		PCCW Ltd	3,575
6,000		Pentax Corp	27
818,799		PerkinElmer, Inc	16,679
23,978		Phonak Holding AG.	1,031
95,057	*	Photon Dynamics, Inc	1,820
150,433		PolyMedica Corp	5,256
51,213	e*	RAE Systems, Inc	176
3,673,988		Raytheon Co	139,685
152,056	*	Resmed, Inc	12,111
340,154	*	Respironics, Inc	14,348
1,031,759		Ricoh Co Ltd	16,140
132,776	*	Rofin-Sinar Technologies, Inc	5,044
403,364		Roper Industries, Inc	15,848
63,891	*	Rudolph Technologies, Inc	861
191,817	*	Sirf Technology Holdings, Inc	5,779
824,239		Smith & Nephew plc	6,941
78,596	*	Somanetics Corp	1,965
144,305	e*	Sonic Solutions, Inc	3,103
82,397	*	SonoSite, Inc	2,446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

3,279,935	*	St. Jude Medical, Inc	$153,501
1,159	*	Staar Surgical Co	6
164,950	e*	Star Scientific, Inc	554
1,723,000	*	STATS ChipPAC Ltd	1,061
502,093		STERIS Corp	11,945
1,449,599		Stryker Corp	71,654
62,328		Swatch Group AG. (Br)	8,620
78,135		Swatch Group AG. (Regd)	2,218
238,266	*	Sybron Dental Specialties, Inc	9,907
18,300	*	Symmetry Medical, Inc	434
2,500	e*	Syneron Medical Ltd	91
2,101	*	Synovis Life Technologies, Inc	23
45,328		Synthes, Inc	5,323
258,621	*	Techne Corp	14,736
570,671		Tektronix, Inc	14,398
285,375	*	Teledyne Technologies, Inc	9,837
832,159	*	Teradyne, Inc	13,731
798,791	*	Thermo Electron Corp	24,683
252,828	*	ThermoGenesis Corp	1,340
346,452	*	Thoratec Corp	6,153
222,500		Tokyo Seimitsu Co Ltd	10,071
248,326	*	Trimble Navigation Ltd	8,366
152,209	*	TriPath Imaging, Inc	1,075
89,560	e	United Industrial Corp	3,202
33,401	e*	Urologix, Inc	142
74,300	e	Ushio, Inc	1,511
300,935	*	Varian, Inc	10,328
175,551	*	Veeco Instruments, Inc	2,816
192,746	*	Ventana Medical Systems, Inc	7,338
185,466	*	Viasys Healthcare, Inc	4,635
192,361	e*	Viisage Technology, Inc	798
80,031	e*	Vital Images, Inc	1,781
64,573		Vital Signs, Inc	2,976
38	*	Vivus, Inc	-
42,010	e*	Vnus Medical Technologies, Inc	438
729,377	*	Waters Corp	30,342
30,497	*	White Electronic Designs Corp	156
7,749	*	William Demant Holding	364
156,638	*	Wright Medical Group, Inc	3,866
5,748,153	*	Xerox Corp	78,462
147,987		X-Rite, Inc	1,835
351,100	e	Yokogawa Electric Corp	5,489
30,004		Young Innovations, Inc	1,136
1,386,254	*	Zimmer Holdings, Inc	95,499
68,849	*	Zoll Medical Corp	1,807

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,221,123

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
2,104,252		AON Corp	67,504
559		April Group	20
272,937	e	Brown & Brown, Inc	13,562

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

28,556		Chesnara plc	$85
160,343		Clark, Inc	2,699
1,006		Crawford & Co (Class A)	8
44,569		Crawford & Co (Class B)	349
464,976	e	Gallagher (Arthur J.) & Co	13,396
1,642,285		Hartford Financial Services Group, Inc	126,735
173,439		Hilb Rogal & Hobbs Co	6,473
87,755	*	LabOne, Inc	3,817
7,300,104		Marsh & McLennan Cos, Inc	221,850
51,712		MLP AG.	1,084
199,884		National Financial Partners Corp	9,023
46,000		Pacific Century Insurance Holdings Ltd	17
182,006	*	USI Holdings Corp	2,364

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	468,986

INSURANCE CARRIERS - 5.11%
209,444		21st Century Insurance Group	3,341
150,290		ACE Ltd	7,074
2,012,934		Aetna, Inc	173,394
44,371		Affirmative Insurance Holdings, Inc	646
3,372,295		Aflac, Inc	152,765
2,019,000		Aioi Insurance Co Ltd	12,042
1,051		Aksigorta A.S.	6
207,253		Alfa Corp	3,457
359,098	e	Alleanza Assicurazioni S.p.A	4,446
24,274	*	Alleghany Corp	7,428
663,538		Allianz AG. (Regd)	89,871
284,498	*	Allmerica Financial Corp	11,704
3,875,988		Allstate Corp	214,303
1,958	*	Alm. Brand Skadesforsikring a/s	81
549,678	e	Ambac Financial Group, Inc	39,610
117,464	e	American Equity Investment Life Holding Co	1,333
317,653		American Financial Group, Inc	10,778
14,776,970		American International Group, Inc	915,581
49,369		American National Insurance Co	5,881
52,176	*	American Physicians Capital, Inc	2,563
226,515	*	AMERIGROUP Corp	4,331
300,742		AmerUs Group Co	17,254
4,987,879		AMP Ltd	28,339
138,306	*	Argonaut Group, Inc	3,736
1,200,300	e	Assicurazioni Generali S.p.A.	37,973
595,687	e	Assurant, Inc	22,672
4,760,621		Aviva plc	52,427
1,626,603		AXA Asia Pacific Holdings Ltd	6,037
3,820,918	e	AXA S.A.	105,217
64,192		Baldwin & Lyons, Inc (Class B)	1,607
64,881		Bristol West Holdings, Inc	1,184
48,082		Brit Insurance Holdings plc	72
292,184	e*	Centene Corp	7,313
181,824	*	Ceres Group, Inc	1,024

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

6,000	*	China Life Insurance Co Ltd (ADR)	$185
117,000	*	China Life Insurance Co Ltd (H Shs)	90
1,495,438	e	Chubb Corp	133,916
905,165		Cigna Corp	106,683
922,138		Cincinnati Financial Corp	38,628
164,202	e*	Citizens, Inc	1,054
215,050	*	CNA Financial Corp	6,424
84,945	*	CNA Surety Corp	1,208
199,146		CNP Assurances	13,398
895,331	e*	Conseco, Inc	18,900
458,228		Corp Mapfre S.A.	7,889
665,013	e*	Covanta Holding Corp	8,931
205,640		Delphi Financial Group, Inc (Class A)	9,624
170,836	e	Direct General Corp	3,371
45,586		Donegal Group, Inc	989
20,626		EMC Insurance Group, Inc	372
9,617		Ergo Previdenza S.p.A.	62
219,313	e	Erie Indemnity Co (Class A)	11,569
50,100		Everest Re Group Ltd	4,905
13,398	e	Fairfax Financial Holdings Ltd	2,325
777,800		FBD Holdings plc	31,077
96,163		FBL Financial Group, Inc (Class A)	2,880
831,888	e	Fidelity National Financial, Inc	37,036
74,814	e*	First Acceptance Corp	756
417,263		First American Corp	19,056
50,297	e*	Fpic Insurance Group, Inc	1,810
2,073,786		Friends Provident plc	6,861
7,000		Fuji Fire & Marine Insurance Co Ltd	27
89		Generali Schweiz Holding AG.	24
1,881,714		Genworth Financial, Inc	60,666
56,526		Great American Financial Resources, Inc	1,131
661,224	e	Great-West Lifeco, Inc	16,579
348		Grupo Catalana Occidente S.A.	29
91,203		Harleysville Group, Inc	2,189
740,728		HCC Insurance Holdings, Inc	21,133
500,551	*	Health Net, Inc	23,686
118,343	*	HealthExtras, Inc	2,530
273,535		Horace Mann Educators Corp	5,411
907,781	*	Humana, Inc	43,465
32,653		Independence Holding Co	594
135,489		Infinity Property & Casualty Corp	4,754
4,435,891		ING Groep NV	132,527
2,794,706		Insurance Australia Group Ltd	11,653
698,332		Jefferson-Pilot Corp	35,734
25,151		Kansas City Life Insurance Co	1,287
94,704	*	KMG America Corp	758
175,954	e	LandAmerica Financial Group, Inc	11,375
15,932,524		Legal & General Group plc	31,991
420,103	e	Leucadia National Corp	18,106
2,069		Liberty Group Ltd	21
232,839		Liberty International plc	4,099
1,160,635		Lincoln National Corp	60,376

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,143,733		Loews Corp	$105,692
1,688,126	e	Manulife Financial Corp	90,181
49,686	*	Markel Corp	16,421
400,731		Max Re Capital Ltd	9,934
724,683		MBIA, Inc	43,930
187,341	e	Mediolanum S.p.A.	1,289
161,387	e	Mercury General Corp	9,682
2,794,888	e	Metlife, Inc	139,269
10,586		Metropolitan Holdings Ltd	19
470,692		MGIC Investment Corp	30,218
58,324		Midland Co	2,101
3,167	e	Millea Holdings, Inc	50,855
2,308,525		Mitsui Sumitomo Insurance Co Ltd	26,764
659,426	*	Molina Healthcare, Inc	16,479
754,073		Montpelier Re Holdings Ltd	18,739
307,421	e	Muenchener Rueckver AG. (Regd)	35,211
24,577		National Interstate Corp	425
13,652	*	National Western Life Insurance Co (Class A)	2,884
392,448		Nationwide Financial Services, Inc (Class A)	15,718
55,289	*	Navigators Group, Inc	2,063
973,000	e	Nipponkoa Insurance Co Ltd	7,512
350,000		Nissay Dowa General Insurance Co Ltd	2,106
6		NYMAGIC, Inc	-
113,260	e	Odyssey Re Holdings Corp	2,893
462,410		Ohio Casualty Corp	12,541
65,371		Old Mutual plc	161
1,121,174		Old Republic International Corp	29,902
495,691	*	Pacificare Health Systems, Inc	39,546
150,554		PartnerRe Ltd	9,643
93,675	*	Philadelphia Consolidated Holding Co	7,953
644,498	e	Phoenix Cos, Inc	7,863
42,000		PICC Property & Casualty Co Ltd	11
17,500		Ping An Insurance (Group) Co of China Ltd	31
179,481	*	PMA Capital Corp (Class A)	1,576
467,274		PMI Group, Inc	18,630
107,124	e	Pohjola Group plc (D Shs)	1,724
803,127	e	Power Corp Of Canada	22,033
641,354	e	Power Financial Corp	18,634
133,171		Presidential Life Corp	2,397
1,923,192	e	Principal Financial Group	91,102
175,107	*	ProAssurance Corp	8,172
1,279,566		Progressive Corp	134,060
1,626,443		Promina Group Ltd	6,210
564,272		Protective Life Corp	23,237
3,508,980		Prudential Financial, Inc	237,067
7,003,571		Prudential plc	63,747
1,944,078	e	QBE Insurance Group Ltd	27,732
448,534		Radian Group, Inc	23,817
202,473		Reinsurance Group Of America, Inc	9,051
144,996		Resolution plc	1,583
239,282	e	Riunione Adriatica di Sicurta S.p.A.	5,464
107,493		RLI Corp	4,973

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)

2,319,643		Royal & Sun Alliance Insurance Group plc	$3,981
654,942		Safeco Corp	34,961
69,915		Safety Insurance Group, Inc	2,488
610		Samsung Fire & Marine Insurance Co Ltd	63
44,497		Sanlam Ltd	90
13,989		Schindler Holding AG. (Pt Cert)	5,458
23,013	*	SeaBright Insurance Holdings, Inc	298
178,307		Selective Insurance Group, Inc	8,719
1,536,000		Shin Kong Financial Holding Co Ltd	1,296
1,666,292	e	Skandia Forsakrings AB	8,709
1,194,529		Sompo Japan Insurance, Inc	15,841
6,114,969		St. Paul Travelers Cos, Inc	274,379
193,917		Stancorp Financial Group, Inc	16,328
114,439		State Auto Financial Corp	3,621
171,413		Stewart Information Services Corp	8,776
632,495		Storebrand ASA	6,204
1,351,024	e	Sun Life Financial, Inc	50,812
385,658	*	Swiss Reinsurance Co (Regd)	25,426
228,800	e	T&D Holdings, Inc	13,646
15,868	*	Topdanmark a/s	1,266
560,565		Torchmark Corp	29,615
57,068		Tower Group, Inc	863
321,707	e*	Tower Ltd	515
157,214		Transatlantic Holdings, Inc	8,961
48,655	*	Triad Guaranty, Inc	1,908
289,853		UICI	10,435
78,284		United Fire & Casualty Co	3,531
8,053,578	e	UnitedHealth Group, Inc	452,611
243,447		Unitrin, Inc	11,554
157,553	*	Universal American Financial Corp	3,583
1,550,540		UnumProvident Corp	31,786
97,886	*	Vesta Insurance Group, Inc	199
844,240		W.R. Berkley Corp	33,331
127,896	*	WellCare Health Plans, Inc	4,739
431,300	*	WellChoice, Inc	32,736
3,907,211	*	WellPoint, Inc	296,245
6,368		Wesco Financial Corp	2,178
68,139		XL Capital Ltd (Class A)	4,635
195,233		Zenith National Insurance Corp	12,239
236,328		Zurich Financial Services AG.	40,419

		TOTAL INSURANCE CARRIERS	5,809,324

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
228,824	*	Corrections Corp of America	9,084
81,093	*	Geo Group, Inc	2,149

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	11,233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

LEATHER AND LEATHER PRODUCTS - 0.11%
121,803		Brown Shoe Co, Inc	$4,019
2,792,495	*	Coach, Inc	87,573
187,731	*	Genesco, Inc	6,991
98,964	*	Steven Madden Ltd	2,268
527,571	*	Timberland Co (Class A)	17,821
41,840		Weyco Group, Inc	816
458,671		Wolverine World Wide, Inc	9,655
302,604		Yue Yuen Industrial Holdings	831

		TOTAL LEATHER AND LEATHER PRODUCTS	129,974

LEGAL SERVICES - 0.01%
279,098	*	FTI Consulting, Inc	7,050
103,960	e	Pre-Paid Legal Services, Inc	4,023

		TOTAL LEGAL SERVICES	11,073

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
1,750		Central Japan Railway Co	13,649
3,000		East Japan Railway Co	17,152
377,000		Keio Electric Railway Co Ltd	2,082
1,908,000		Keisei Electric Railway Co Ltd	10,488
500,832		Laidlaw International, Inc	12,105
3,294,574		MTR Corp	6,901
3,574,000		SMRT Corp Ltd	2,200
96,910		Veolia Environnement	4,102

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	68,679

LUMBER AND WOOD PRODUCTS - 0.04%
58,626		American Woodmark Corp	1,970
1,600		Aracruz Celulose S.A. (Spon ADR)	65
4,000		Bunka Shutter Co Ltd	25
23,400	*	Canfor Corp	281
469,056	*	Champion Enterprises, Inc	6,933
57,401		Deltic Timber Corp	2,643
80,146	e	Holmen AB (B Shs)	2,520
508,071		Louisiana-Pacific Corp	14,068
63,867		Norbord, Inc	674
328,000		Sekisui House Ltd	4,025
43,745		Skyline Corp	1,778
1,747		Tenon Ltd	5
109,141		Universal Forest Products, Inc	6,256

		TOTAL LUMBER AND WOOD PRODUCTS	41,243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				VALUE
SHARES				(000)

MEMBERSHIP ORGANIZATIONS - 0.00%			$
158		Amazys Holding AG.		9
276		Bacou-Dalloz		27
2,070		Hana Bank		77
1,680		Prosegur Cia de Seguridad S.A.		44

		TOTAL MEMBERSHIP ORGANIZATIONS		157

METAL MINING - 0.77%
22,018		Agnico-Eagle Mines Ltd		327
1,188,487		Alumina Ltd		5,545
1,092		Anglo Platinum Ltd		64
866,587		Barrick Gold Corp (New York)		25,163
198,302	*	Barrick Gold Corp (U.S.)		5,761
8,077,265	e	BHP Billiton Ltd		137,243
239,221		Cameco Corp		12,783
6,481		Cia Vale do Rio Doce		289
140,253	e	Cleveland-Cliffs, Inc		12,217
1,553,984	e*	Coeur d'Alene Mines Corp		6,573
151,607		Commerce Group, Inc		8,796
612,054		Companhia Vale do Rio Doce (ADR)		26,845
15,000		Companhia Vale do Rio Doce (Spon ADR)		584
896,606		Falconbridge Ltd		24,003
1,993,558		Freeport-McMoRan Copper & Gold, Inc (Class A)		96,867
242,272	*	Glamis Gold Ltd		5,323
12,200		Gold Fields Ltd (Spon ADR)		177
680,372	e	Goldcorp, Inc		13,659
12,500		Harmony Gold Mining Co Ltd		137
661,209	*	Hecla Mining Co		2,896
762,218		Iluka Resources Ltd		5,105
1,067		Impala Platinum Holdings Ltd		121
553,584	*	Inco Ltd		26,229
90,450		Inco Ltd		4,283
49,400	*	Ivanhoe Mines Ltd		417
173,077		Johnson Matthey plc		3,622
140,950		Jubilee Mines NL		824
1,929		KGHM Polska Miedz S.A. (GDR)		56
644,692	*	Kinross Gold Corp		4,960
176,989	*	Meridian Gold, Inc		3,866
1,160,000	e	Mitsubishi Materials Corp		4,104
373,000	e	Mitsui Mining & Smelting Co Ltd		2,169
315,975		Newcrest Mining Ltd		5,062
2,059,285	e	Newmont Mining Corp		97,136
2,746,424		Newmont Mining Corp (Chess)		13,087
13,000		Nippon Denko Co Ltd		48
1,111,000		Nippon Light Metal Co Ltd		3,058
76,251		Outokumpu Oyj		1,020
827,470		Phelps Dodge Corp		107,513
890,161	*	Placer Dome, Inc		15,255
724,609	e	Rio Tinto Ltd		32,725
2,265,779		Rio Tinto plc		92,914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

113,842	e	Royal Gold, Inc	$3,059
195,251	e	Southern Peru Copper Corp	10,926
384,089	*	Stillwater Mining Co	3,514
470,067		Sumitomo Metal Mining Co Ltd	4,363
584,830		Teck Cominco Ltd (Class B)	26,279
19,463		Umicore	2,130
6,626,000		Zijin Mining Group Co Ltd (Class H)	2,114
3,574,687		Zinifex Ltd	12,448

		TOTAL METAL MINING	873,659

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%
1,000		ABILIT Corp	32
134,900		Aderans Co Ltd	3,690
29,280	e	Amer Sports Oyj	561
2,278,920		Anglo American plc	68,135
229,681		Blyth, Inc	5,120
5,000		BSL Corp	10
38,629		Bulgari S.p.A.	436
422,372		Callaway Golf Co	6,374
78,907	e	Charles & Colvard Ltd	1,969
36,000		Chow Sang Sang Holdings International Ltd	18
1,500		Daiichikosho Co Ltd	33
89,232		Daktronics, Inc	2,140
49,427		Escalade, Inc	655
849,333		Fortune Brands, Inc	69,076
1,106,084	e	Hasbro, Inc	21,735
98,000		Hutchison Harbour Ring Ltd	10
455,410	e*	Identix, Inc	2,140
307,562	e*	Jakks Pacific, Inc	4,992
300,363	*	K2, Inc	3,424
238,906	e*	Leapfrog Enterprises, Inc	3,529
121,016		Marine Products Corp	1,335
1,888,829		Mattel, Inc	31,506
23,012	*	Morgan Crucible Co	93
190,814	e	Nautilus, Inc	4,211
243,933		Nintendo Co Ltd	28,495
13,104		Photo-Me International plc	27
106,834	*	RC2 Corp	3,607
17,419	e*	RHI AG.	520
79,569		Russ Berrie & Co, Inc	1,123
293,377	*	Sega Sammy Holdings, Inc	11,389
191,776	e*	Shuffle Master, Inc	5,069
31,003		Societe BIC S.A.	1,840
64,764	*	Steinway Musical Instruments, Inc	1,707
11,951		Sulzer AG. (Regd)	6,081
75,000		Tsutsumi Jewelry Co Ltd	2,309
562,260		Tyco International Ltd	15,659
398,461		Yankee Candle Co, Inc	9,762

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	318,812

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

MISCELLANEOUS RETAIL - 1.10%
171,450	*	1-800-FLOWERS.COM, Inc (Class A)	$1,202
70,025	e*	AC Moore Arts & Crafts, Inc	1,343
255,726	*	Alloy, Inc	1,238
1,928,571	e*	Amazon.com, Inc	87,364
921,195		Barnes & Noble, Inc	34,729
118,766		Big 5 Sporting Goods Corp	2,834
56,637	e	Blair Corp	2,089
32,982		Blockbuster, Inc (Class B)	148
61,314	e*	Blue Nile, Inc	1,940
352,883		Borders Group, Inc	7,823
47,206	e*	Build-A-Bear Workshop, Inc	1,053
276,024		Cash America International, Inc	5,727
31,200		Circle K Sunkus Co Ltd	747
77,919	*	CKX, Inc	979
1,368		Clas Ohlson AB (B Shs)	29
213,411	*	Coldwater Creek, Inc	5,382
710,666	e	Compagnie Financiere Richemont AG. (Units) (A Shs)	28,250
4,354,191		CVS Corp	126,315
154,166	e*	Dick's Sporting Goods, Inc	4,642
2,382,200		Dickson Concepts International Ltd	3,961
618,009	*	Dollar Tree Stores, Inc	13,380
473,083	e*	Drugstore.com, Inc	1,750
8,233		Edgars Consolidated Stores Ltd	41
5,800		EDION Corp	85
4,179		Expert ASA	48
627	b,v*	FAO, Inc	—
5,484	*	Finlay Enterprises, Inc	50
17,397		Folli-Follie S.A. (Regd)	523
3,488		Foschini Ltd	25
9,349	*	Gruppo Coin S.p.A.	30
173,117	e*	GSI Commerce, Inc	3,445
1,392,851		GUS plc	21,056
109,789		Hellenic Duty Free Shops S.A.	2,068
289,207	*	Hibbett Sporting Goods, Inc	6,435
1,313,584		HMV Group plc	4,793
38,209		House Of Fraser plc	74
36,370		Hyundai Department Store Co Ltd	2,448
1,237	e	Index Corp	1,692
12,000		Izumiya Co Ltd	98
2,787		JD Group Ltd	34
686,828		Jean Coutu Group, Inc	12,250
38		Jelmoli Holding AG.	54
100,757	*	Jill (J.) Group, Inc	1,594
1,000		Kojima Co Ltd	11
1,929,309		Lifestyle International Holdings Ltd	3,071
331,072	e	Longs Drug Stores Corp	14,200
569,955	e*	Marvel Entertainment, Inc	10,185
26,800		Matsumotokiyoshi Co Ltd	873
1,288,338		Michaels Stores, Inc	42,592
4,200		Ministop Co Ltd	84
275,021		MSC Industrial Direct Co (Class A)	9,122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

207,935		Next plc	$5,121
670,500		Nippon Mining Holdings, Inc	5,324
1,100		Nissen Co Ltd	14
136,637	e*	Nutri/System, Inc	3,419
1,916,186	*	Office Depot, Inc	56,911
66,534	e*	Overstock.com, Inc	2,552
5,917,136		Pacific Brands Ltd	12,878
7,000		Parco Co Ltd	56
71,874	*	Party City Corp	1,216
5	*	PC Connection, Inc	-
3,288	*	PC Mall, Inc	19
5,141		Peacock Group plc	29
4,200,000		Pertama Holdings Ltd	883
443,486	*	Petco Animal Supplies, Inc	9,384
2,526,922		Petsmart, Inc	55,036
200		Point, Inc	10
181,395	e*	Priceline.com, Inc	3,505
448,507		Pumpkin Patch Ltd	1,017
5		Quin Land Co Ltd	12
9,340,836	*	Rite Aid Corp	36,242
17,200		Ryohin Keikaku Co Ltd	1,109
5,386,000		SA SA International Holdings Ltd	2,413
1,100,351	*	Sears Holdings Corp	136,906
80,638	e*	Sharper Image Corp	1,016
349,296		Shoppers Drug Mart Corp	12,370
562,338		Signet Group plc	1,020
182,579	*	Sports Authority, Inc	5,375
115,942	*	Stamps.com, Inc	1,995
5,076,893		Staples, Inc	108,239
123,400		Sundrug Co Ltd	7,055
65,624	*	Systemax, Inc	462
298		Ten Cate NV	32
638,727		Tiffany & Co	25,402
7,785		Truworths International Ltd	25
134,522	*	Valuevision International, Inc (Class A)	1,527
6,172,836		Walgreen Co	268,210
13,295		Woolworths Holdings Ltd	27
172,190		World Fuel Services Corp	5,588
119,604		Xebio Co Ltd	4,770
333,773	*	Zale Corp	9,072
3,253	*	Zumiez, Inc	106

		TOTAL MISCELLANEOUS RETAIL	1,256,253

MOTION PICTURES - 1.43%
2,008,300		Astro All Asia Networks plc	3,037
278,400	e	Avex Group Holdings, Inc	4,859
176,096	e*	Avid Technology, Inc	7,290
1,224,420	e	Blockbuster, Inc (Class A)	5,816
61,849	e	Carmike Cinemas, Inc	1,419
1,562,375	e*	Discovery Holding Co (Class A)	22,561
515,337	*	DreamWorks Animation SKG, Inc (Class A)	14,254

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

289,138	*	Macrovision Corp	$5,522
13,528,949		News Corp (Class A)	210,916
295,002	e	News Corp (Class B)	4,868
913,209	e*	Premiere AG.	25,731
210,247		Rank Group plc	1,110
21	*	Reading International, Inc	-
195,043	e	Regal Entertainment Group (Class A)	3,909
39,040		SMG plc	65
4,337		Southern Cross Broadcasting Australia Ltd	49
372,782	*	Time Warner Telecom, Inc (Class A)	2,908
32,381,109		Time Warner, Inc	586,422
5,000		Toei Co Ltd	29
89,000		Toho Co Ltd	1,413
627	*	UBISOFT Entertainment	33
12,823,743		Viacom, Inc (Class B)	423,312
12,255,772		Walt Disney Co	295,732
3,119		Wegener NV	39
26,869	e*	WPT Enterprises, Inc	237

		TOTAL MOTION PICTURES	1,621,531

NONDEPOSITORY INSTITUTIONS - 2.11%
114,291	e*	Accredited Home Lenders Holding Co	4,018
173,405	e	Acom Co Ltd	12,607
21,806	e,v*	Actrade Financial Technologies Ltd	-
470,622		Advance America Cash Advance Centers, Inc	6,236
39,578		Advanta Corp (Class A)	1,031
64,995		Advanta Corp (Class B)	1,835
2,932,834	e	Aegon NV	43,669
9,941		Aegon NV (ARS)	148
1,833,700		Aeon Thana Sinsap Thailand PCL	1,451
206,800		Aeon Thana Sinsap Thailand PCL (foreign)	169
240,378		Aiful Corp	20,169
557		Aktiv Kapital ASA	9
508,144	e	American Capital Strategies Ltd	18,628
7,553,236		American Express Co	433,858
976,095	*	AmeriCredit Corp	23,299
134,428		Ares Capital Corp	2,188
62,291	e	Asta Funding, Inc	1,891
3,450,400		Banco de Oro Universal Bank	1,878
68,828		Beverly Hills Bancorp, Inc	706
1,327,300		Bursa Malaysia Bhd	1,613
1,863,203		Capital One Financial Corp	148,162
343,660	e*	CapitalSource, Inc	7,492
253,736		Cattles plc	1,347
73,000		Chang Hwa Commercial Bank	37
287,281		CharterMac	5,889
1,181,947		CIT Group, Inc	53,400
97,954	*	Collegiate Funding Services LLC	1,451
233,696	e*	CompuCredit Corp	10,381
3,150,657		Countrywide Financial Corp	103,909

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

2,800	e*	Credit Acceptance Corp	$40
360,173	e	Credit Saison Co Ltd	15,825
42,166		D Carnegie AB	543
56,521		Delta Financial Corp	413
833,247	e	Deutsche Postbank AG.	45,719
541,003	e	Doral Financial Corp	7,071
318,754	*	E-Loan, Inc	1,336
99,300	e*	Encore Capital Group, Inc	1,772
7,552,309	e	Fannie Mae	338,494
90,295	e	Federal Agricultural Mortgage Corp (Class C)	2,198
89,120		Financial Federal Corp	3,547
79,304	*	First Cash Financial Services, Inc	2,087
258,965	e	First Marblehead Corp	6,578
4,424,624	e	Freddie Mac	249,814
75,000		Fuyo General Lease Co Ltd	2,402
5,611,532		HBOS plc	84,730
307,600		Hitachi Capital Corp	6,473
655,000		Hong Leong Finance Ltd	1,434
1,224,908		Hypo Real Estate Holding AG.	62,115
386,675		ICAP plc	2,504
96,923		ICICI Bank Ltd	1,326
169,647	e	IGM Financial, Inc	6,249
27,401	v*	Imperial Credit Industry Wts 01/31/08	-
936,000		Industrial Development Bank of India Ltd	2,623
2,988,430	*	Infrastructure Development Finance Co Ltd	4,823
4,321		Intermediate Capital Group plc	94
2,158		Intrum Justitia AB	19
329,830		Irish Life & Permanent plc	6,025
109,042		Irish Life & Permanent plc (London)	1,985
10,000		Jaccs Co Ltd	87
354,000		Japan Securities Finance Co Ltd	3,736
22,000		JCG Holdings Ltd	22
18		Kenedix, Inc	60
17,000		Kim Eng Holdings Ltd	13
2,100		Lopro Corp	15
472,823		Macquarie Bank Ltd	27,207
8,368,730		MBNA Corp	206,206
186,118		MCG Capital Corp	3,140
15,735		Medallion Financial Corp	156
633,388	e	Mediobanca S.p.A.	12,501
163,000		Mega Financial Holding Co Ltd	103
3,449,000		Melco International Development	4,090
524,125	*	Metris Cos, Inc	7,668
21,873,000		National Finance PCL	6,978
74,644	*	Nelnet, Inc	2,837
104,622		NGP Capital Resources Co	1,576
6,799,200	v*	Nissin Co Ltd	8,878
339,373	e*	Ocwen Financial Corp	2,355
359,000		OMC Card, Inc	5,904
199,531		ORIX Corp	36,090
364		OZ Holding AG.	24
18,759		Perpetual Trustees Australia Ltd	971
133,674		Polaris Securities Co Ltd	52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)

207,137		Promise Co Ltd	$15,370
313,478		Provident Financial plc	3,477
1,832,846	*	Providian Financial Corp	32,405
147,720	*	RHJ International	3,562
800		Ricoh Leasing Co Ltd	22
900		Sanyo Electric Credit Co Ltd	19
34,460	e	SFCG Co Ltd	8,908
47,448		SFE Corp Ltd	454
2,488,117	e	SLM Corp	133,463
1,429,630		SM Investments Corp	5,561
19,686		Student Loan Corp	4,663
72,000		Taishin Financial Holdings Co Ltd	42
931,009	e	Takefuji Corp	72,697
109,000		UFJ Central Leasing Co Ltd	4,751
16,000		UFJ NICOS Co Ltd	136
27,699	*	United PanAm Financial Corp	692
122,573		Westcorp	7,220
32,334	*	WFS Financial, Inc	2,173
146,455	*	World Acceptance Corp	3,721

		TOTAL NONDEPOSITORY INSTITUTIONS	2,395,715

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
9,200		Aber Diamond Corp	337
102,359		AMCOL International Corp	1,952
65,158		Compass Minerals International, Inc	1,499
181,000	e	Dowa Mining Co Ltd	1,520
210,896	e	Florida Rock Industries, Inc	13,516
837,764		Vulcan Materials Co	62,170

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	80,994

OIL AND GAS EXTRACTION - 2.74%
1,140,783		Anadarko Petroleum Corp	109,230
1,837,551		Apache Corp	138,221
94,667	*	Atlas America, Inc	4,624
102,381	e*	ATP Oil & Gas Corp	3,362
87,939	*	Atwood Oceanics, Inc	7,405
2,748,441		Baker Hughes, Inc	164,027
173,084		Berry Petroleum Co (Class A)	11,543
155,220	*	Bill Barrett Corp	5,715
1,442,782	e	BJ Services Co	51,926
94,275	e*	Bois d'Arc Energy, Inc	1,622
120,479	*	Brigham Exploration Co	1,548
2,110,569		Burlington Resources, Inc	171,631
8,070		Burren Energy plc	119
390,591		Cabot Oil & Gas Corp (Class A)	19,729
284,779	e*	Cal Dive International, Inc	18,058
185,089	*	Callon Petroleum Co	3,874
1,007,041	e	Canadian Natural Resources Ltd	45,554

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

106,659	*	Carrizo Oil & Gas, Inc	$3,125
318,523	e*	Cheniere Energy, Inc	13,174
1,385,099	e	Chesapeake Energy Corp	52,980
5,700		China Petroleum & Chemical Corp (ADR)	258
549,187	*	Cimarex Energy Co	24,895
39,027	*	Clayton Williams Energy, Inc	1,686
213,000		CNOOC Ltd	155
3,800		CNOOC Ltd (ADR)	274
236,903	*	Comstock Resources, Inc	7,773
165,931	e*	Delta Petroleum Corp	3,451
241,216	*	Denbury Resources, Inc	12,167
2,907		DET Norske Oljeselskap	18
3,849,503	e	Devon Energy Corp	264,230
254,530	e	Diamond Offshore Drilling, Inc	15,590
100,909	*	Edge Petroleum Corp	2,663
109,468	*	Encana Corp	6,383
2,029,976		EnCana Corp	118,675
261,206	*	Encore Acquisition Co	10,148
422,326	e*	Endeavour International Corp	2,112
185,014	e*	Energy Partners Ltd	5,776
250,618	b,v*	Enron Corp	-
1,210,913	e	ENSCO International, Inc	56,416
1,421,124		Equitable Resources, Inc	55,509
6,471		ERG S.p.A.	179
4,584		Expro International Group plc	44
522,311	*	Forest Oil Corp	27,212
201,180	e*	FX Energy, Inc	2,408
1,537		GAIL India Ltd	56
364,711	e*	Gasco Energy, Inc	2,425
654,442	*	Global Industries Ltd	9,646
352,827		GlobalSantaFe Corp	16,096
51,524	*	Goodrich Petroleum Corp	1,209
1,300,544	*	Grey Wolf, Inc	10,964
55,081		Groupe Bruxelles Lambert S.A.	5,396
1,925	v*	Groupe Bruxelles Lambert S.A. (Strp Vvpr)	-
2,576,344	e	Halliburton Co	176,531
432,731	e*	Hanover Compressor Co	5,998
25,909	*	Hardman Resources Ltd	48
345,619	e*	Harvest Natural Resources, Inc	3,708
350,051		Helmerich & Payne, Inc	21,140
202,194	*	Houston Exploration Co	13,598
409,397	e	Husky Energy, Inc	22,777
10,441		IHC Caland NV	874
1,651		INPEX Corp	12,833
320,918	*	KCS Energy, Inc	8,835
679,744		Kerr-McGee Corp	66,010
1,357	*	Key Energy Services, Inc	20
18,340		LUKOIL (Spon ADR)	1,060
199,177	*	Lundin Petroleum AB	2,525
104,980	e*	McMoRan Exploration Co	2,041
610,610	*	Meridian Resource Corp	2,546
41,691	*	Neste Oil Oyj	1,550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

750,345	*	Newfield Exploration Co	$36,842
449,159	*	Newpark Resources, Inc	3,782
705,393	e*	Nexen, Inc	33,702
70,000	e	Noble Corp	4,792
1,771,192		Noble Energy, Inc	83,069
2,171,175		Occidental Petroleum Corp	185,483
3,573	*	Ocean RIG ASA	41
152,098	*	Oceaneering International, Inc	8,124
52,520		Oil & Natural Gas Corp Ltd	1,267
1,580,200		Oil Search Ltd	4,670
181,839		OMV AG.	10,832
3,118,582		Origin Energy Ltd	17,409
19,012		Paladin Resources plc	106
167,906	e*	Parallel Petroleum Corp	2,351
601,458	*	Parker Drilling Co	5,576
952,692		Patterson-UTI Energy, Inc	34,373
98		Penn West Energy Trust	3
1,102,616		Petro-Canada	46,229
4,000		PetroChina Co Ltd	333
50,252,000		PetroChina Co Ltd (Class H)	42,105
33,900	v*	PetroCorp (Escrow)	-
314,458	*	PetroHawk Energy Corp	4,531
21,668		Petroleo Brasileiro S.A.	393
564,636		Petroleo Brasileiro S.A.	9,061
432,157	e	Petroleo Brasileiro S.A. (ADR)	30,895
8,500		Petroleo Brasileiro S.A. (ADR)	542
190,848	*	Petroleum Development Corp	7,317
84,115	e*	Petroleum Geo-Services ASA	2,688
6,000		Petronas Gas Bhd	14
219,449	*	Petroquest Energy, Inc	2,291
127,234	*	Pioneer Drilling Co	2,484
881,219		Pioneer Natural Resources Co	48,397
418,391	*	Plains Exploration & Production Co	17,916
339,753		Pogo Producing Co	20,025
4,931		Polski Koncern Naftowy Orlen S.A.	101
119,680	*	Precision Drilling Corp	5,899
730	*	Premier Oil plc	10
1,652,868	*	Pride International, Inc	47,123
162,110		PTT Exploration & Production PCL	1,847
2,500	v	PTT Exploration & Production PCL	56
441,292		PTT PCL	2,622
241,612	*	Quicksilver Resources, Inc	11,547
381,300		Range Resources Corp	14,722
188,909	*	Remington Oil & Gas Corp	7,840
466,103	e	Rowan Cos, Inc	16,542
97,353		RPC, Inc	2,508
458,339		Saipem S.p.A.	7,753
193,300		Sasol Ltd (Spon ADR)	7,479
671,110		Schlumberger Ltd	56,628
115,763	*	SEACOR Holdings, Inc	8,402
50	v*	Serval Integrated Energy Services (Units)	-
2,000		Shell Refining Co (Malaysia)	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

157,000		Singapore Petroleum Co Ltd	$548
1,500		SK Corp	87
369,703	e	Smedvig ASA	9,095
750		S-Oil Corp	62
686,452	*	Southwestern Energy Co	50,386
150,566	*	Spinnaker Exploration Co	9,740
360,037		St. Mary Land & Exploration Co	13,177
1,004,257	e	Statoil ASA	25,013
154,490	*	Stolt Offshore S.A.	1,794
165,722	*	Stone Energy Corp	10,116
448,736	*	Superior Energy Services	10,361
7,800		Surgutneftegaz (Spon ADR)	419
180,153	*	Swift Energy Co	8,242
195,733	e*	Syntroleum Corp	2,850
929,225		Talisman Energy, Inc	45,541
11,101	*	Tap Oil Ltd	25
3,600		Tatneft (Spon ADR)	232
168,412	e	Technip S.A.	9,998
182,235	*	Tetra Technologies, Inc	5,689
2,588,615		Thai Oil PCL	4,476
276,252	e	Tidewater, Inc	13,445
101,540	*	Tipperary Corp	748
200,000		Titan Petrochemicals Group Ltd	18
285,079		Todco	11,891
86,745	e*	Toreador Resources Corp	3,071
319,512	*	Transmontaigne, Inc	2,553
139,409	e*	Tri-Valley Corp	1,387
1,445		Tupras Turkiye Petrol Rafine	25
193,922	*	Unit Corp	10,720
423,688	*	Veritas DGC, Inc	15,515
242,448		Vintage Petroleum, Inc	11,070
154,480		W&T Offshore, Inc	5,010
85,600	e*	Warren Resources, Inc	1,434
159,031	*	W-H Energy Services, Inc	5,156
181,809	*	Whiting Petroleum Corp	7,971
1,252,108		Woodside Petroleum Ltd	34,422
1,929,608		XTO Energy, Inc	87,450

		TOTAL OIL AND GAS EXTRACTION	3,111,840

PAPER AND ALLIED PRODUCTS - 0.66%
79,200	e	Abitibi-Consolidated, Inc (Canada)	319
8,727		Aracruz Celulose S.A.	35
487,848		Bemis Co	12,050
79,611	e	Billerud AB	1,020
318,949	e	Bowater, Inc	9,017
222,739	*	Buckeye Technologies, Inc	1,809
152,377		Buhrmann NV	1,846
277,444		Bunzl plc	2,788
184,934	*	Caraustar Industries, Inc	2,031
3,146,091	e	Carter Holt Harvey Ltd	5,497

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

142,283		Chesapeake Corp	$2,617
278,443		De La Rue plc	1,891
36,700	e*	Domtar, Inc	236
3,175,531		Georgia-Pacific Corp	108,159
218,057		Glatfelter	3,072
484,651	*	Graphic Packaging Corp	1,357
168,554		Greif, Inc (Class A)	10,130
2,942		Grupo Empresarial Ence S.A.	89
2,308,038		International Paper Co	68,780
3,624,054		Kimberly-Clark Corp	215,740
7,672		Kimberly-Clark de Mexico S.A. de C.V.	29
10,954		Klabin S.A.	23
296,882		Longview Fibre Co	5,786
2,976		Mayr-Melnhof Karton AG.	434
1,233,710		MeadWestvaco Corp	34,075
163,417	e*	Mercer International, Inc	1,351
9,554		Nampak Ltd	24
79,894	e	Neenah Paper, Inc	2,341
3,307,500	e	NGK Insulators Ltd	42,110
1,550	e	Nippon Paper Group, Inc	5,621
88,745	e	Norske Skogindustrier ASA	1,316
88,745	e,v*	Norske Skogindustrier ASA (Rts)	189
322,264		OfficeMax, Inc	10,206
1,043,412	e	OJI Paper Co Ltd	5,708
466,720		Packaging Corp of America	9,059
374,090	*	Playtex Products, Inc	4,115
31,719		Pope & Talbot, Inc	324
294,515		Potlatch Corp	15,350
477,560		Rexam plc	4,347
245,876		Rock-Tenn Co (Class A)	3,713
3,416		Sappi Ltd	40
29,200		Sappi Ltd (Spon ADR)	344
83,263		Schweitzer-Mauduit International, Inc	1,858
1,176,537	*	Smurfit-Stone Container Corp	12,189
456,474		Sonoco Products Co	12,466
492,972	e	Stora Enso Oyj (R Shs)	6,799
315,170	e	Svenska Cellulosa AB (B Shs)	11,070
529,020		TDC a/s	28,546
1,462,260		Temple-Inland, Inc	59,733
28,100	e	Uni-Charm Corp	1,215
580,591		UPM-Kymmene Oyj	11,655
1,552		Votorantim Celulose e Papel S.A.	21
261,812		Wausau Paper Corp	3,275
59,632		Xerium Technologies, Inc	685

		TOTAL PAPER AND ALLIED PRODUCTS	744,500

PERSONAL SERVICES - 0.12%
60,811		Angelica Corp	1,085
853,925	e	Cintas Corp	35,054
126,481	*	Coinstar, Inc	2,341

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

136,219		Davis Service Group plc	$1,153
138,782		G & K Services, Inc (Class A)	5,467
1,620,486		H&R Block, Inc	38,859
233,140		Jackson Hewitt Tax Service, Inc	5,574
54,259		Paddy Power plc	958
277,140		Regis Corp	10,481
1,806,345		Service Corp International	14,975
85,326		Unifirst Corp	2,992
410,289	e*	Weight Watchers International, Inc	21,163

		TOTAL PERSONAL SERVICES	140,102

PETROLEUM AND COAL PRODUCTS - 6.14%
50,500	*	Alon USA Energy, Inc	1,220
348,295	e	Amerada Hess Corp	47,891
320,637		Ashland, Inc	17,712
45,697,710		BP plc	544,483
182,004	e	BP plc (Spon ADR)	12,895
15,569,030	e	Chevron Corp	1,007,783
292,000		China Petroleum & Chemical Corp	134
2,951,501	*	China Shenhua Energy Co Ltd	3,462
8,619,196		ConocoPhillips	602,568
110,552		ElkCorp	3,954
6,339,553	e	ENI S.p.A.	188,866
1,752,886		EOG Resources, Inc	131,291
41,855,565		Exxon Mobil Corp	2,659,503
11,344,647		Fortum Oyj	228,417
425,955	e	Frontier Oil Corp	18,891
95,636	*	Giant Industries, Inc	5,598
251,182	e*	Headwaters, Inc	9,394
41,063		Hellenic Petroleum S.A.	643
158,804		Holly Corp	10,160
325,134	e	Imperial Oil Ltd	37,542
10,700		IOI Corp Bhd	34
1,600	*	Jilin Chemical Industrial Co Ltd	49
2,152,595		Marathon Oil Corp	148,378
791,738		Murphy Oil Corp	39,484
5,033,047	e	Nippon Oil Corp	44,629
260,105	e	Norsk Hydro ASA	29,223
8,375		Polski Koncern Naftowy Orlen S.A. (GDR)	343
323,971		Premier Farnell plc	865
2,200,406		Repsol YPF S.A.	71,523
7,793,537		Royal Dutch Shell plc (A Shares)	258,517
4,618,609		Royal Dutch Shell plc (B Shares)	159,984
1,147,615		Santos Ltd	10,963
9,890		Sasol Ltd	383
643,159	e	Shell Canada Ltd (U.S.)	22,527
203,800		Showa Shell Sekiyu KK	2,794
857,383		Suncor Energy, Inc	52,022
838,210		Sunoco, Inc	65,548
125,000		Teikoku Oil Co Ltd	1,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

316,539	e	Tesoro Corp	$21,284
187,000		TonenGeneral Sekiyu KK	2,178
1,257,516	e	Total S.A.	344,312
163,377	v*	Total S.A. (Strip Vvpr)	2
1,561,003		Valero Energy Corp	176,487
97,097		WD-40 Co	2,574

		TOTAL PETROLEUM AND COAL PRODUCTS	6,987,861

PIPELINES, EXCEPT NATURAL GAS - 0.02%
810,253	e	TransCanada Corp	24,784

		TOTAL PIPELINES, EXCEPT NATURAL GAS	24,784

PRIMARY METAL INDUSTRIES - 0.88%
147,964		Acerinox S.A.	2,062
870,929	e*	AK Steel Holding Corp	7,464
21,792		Alcan, Inc	689
564,774	e*	Alcan, Inc (Paris)	17,932
4,319,695		Alcoa, Inc	105,487
181,429	*	Aleris International, Inc	4,980
432,725		Algoma Steel, Inc	8,575
417,450		Allegheny Technologies, Inc	12,933
42,000		Aluminum Corp of China Ltd	26
1,200		Aluminum Corp of China Ltd (ADR)	75
2,187		AngloGold Ashanti Ltd	95
938,793	e	Arcelor	22,026
180,000		Asia Aluminum Holdings Ltd	19
123,953		Bekaert S.A.	10,170
287,885		Belden CDT, Inc	5,594
5,014,915		BHP Billiton plc	81,266
1,544,728	e	BlueScope Steel Ltd	11,277
12,330	*	Boliden AB	61
111,450	*	Brush Engineered Materials, Inc	1,770
30,639		Caemi Mineracao e Metalurgica S.A.	49
142,740		Carpenter Technology Corp	8,366
161,502	e*	Century Aluminum Co	3,631
152,103	*	Chaparral Steel Co	3,836
150,000		China Steel Corp	134
3,000		Chuo Denki Kogyo Co Ltd	17
2,781		Cia Siderurgica Nacional S.A.	65
7,989		Cia Vale do Rio Doce	312
437,383	*	CommScope, Inc	7,584
5,000		Companhia Siderurgica Nacional S.A. (Spon ADR)	116
8,059,046	*	Corning, Inc	155,781
3,302,032		Corus Group plc	3,008
14,058	*	Cumerio	253
183,000	e	Daido Steel Co Ltd	1,179
17,805	e	Dofasco, Inc	670
126,695	*	Encore Wire Corp	2,060

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

4,429		Eregli Demir ve Celik Fabrikalari TAS	$29
248,863	*	General Cable Corp	4,181
3,937		Gerdau S.A.	59
6,600		Gerdau SA (Spon ADR)	99
148,528		Gibraltar Industries, Inc	3,397
18,000		Godo Steel Ltd	85
5,724		Gold Fields Ltd	86
120		Grupa Kety S.A.	5
16,615		Grupo Mexico S.A. de C.V.	33
5,559	*	Harmony Gold Mining Co Ltd	63
276,927	e	Hubbell, Inc (Class B)	12,996
214,570		IPSCO, Inc	15,282
8,074,000	e	Japan Steel Works Ltd	30,062
21,000		Jiangxi Copper Co Ltd	12
1,856		KGHM Polska Miedz S.A.	27
5,601,000		Kobe Steel Ltd	17,049
243,497	*	Lone Star Technologies, Inc	13,536
30,000		Maanshan Iron & Steel	11
205,582		Matthews International Corp (Class A)	7,769
278,680	*	Maverick Tube Corp	8,360
4,617		Mittal Steel Co NV	133
3,489		Mittal Steel South Africa Ltd	31
2,700		MMC Norilsk Nickel (ADR)	223
187,488		Mueller Industries, Inc	5,207
901,000	e	NEOMAX Co Ltd	25,597
17,408,793		Nippon Steel Corp	65,433
3,500		Nippon Yakin Kogyo Co Ltd	14
3,400,000	e	Nisshin Steel Co Ltd	11,759
66,613		NKT Holding a/s	2,836
14,840		Novelis, Inc	318
175,487	*	NS Group, Inc	6,888
1,337,832	e	Nucor Corp	78,919
565,244		OneSteel Ltd	1,645
243,369	*	Oregon Steel Mills, Inc	6,790
15,539	*	Paladin Resources Ltd	29
1,187		POSCO	267
12,600		POSCO (ADR)	713
578,968		Precision Castparts Corp	30,743
274,198		Quanex Corp	18,157
464,098	e	Rautaruukki Oyj	10,458
73,365		Roanoke Electric Steel Corp	1,469
122,981	*	RTI International Metals, Inc	4,839
3,399		Salzgitter AG.	169
196,255	e	Schnitzer Steel Industries, Inc (Class A)	6,392
44,000		Showa Electric Wire & Cable Co Ltd	67
95,066	e	Ssab Svenskt Stal AB (Series A)	2,884
35,486	e	Ssab Svenskt Stal AB (Series B)	1,021
314,747	e	Steel Dynamics, Inc	10,689
96,558		Steel Technologies, Inc	2,504
236,000		Sumitomo Heavy Industries Ltd	1,676
6,313,444	e	Sumitomo Metal Industries Ltd	22,170
114,186	*	Superior Essex, Inc	2,056

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

884		Swiss Steel AG.	$29
2,418		Tata Steel Ltd	23
1,500		Tenaris S.A.	207
134,121	e	Texas Industries, Inc	7,296
598,299	e	ThyssenKrupp AG.	12,530
73,822	e*	Titanium Metals Corp	2,920
52,200		Tokyo Steel Manufacturing Co Ltd	813
19,000		Topy Industries Ltd	71
170,242		Tredegar Corp	2,215
124,024	e	Trelleborg AB (B Shs)	2,078
15,631		Tubacex S.A.	73
597,644		United States Steel Corp	25,310
2,182		Usinas Siderurgicas de Minas Gerais S.A.	51
77,720		Viohalco S.A.	534
222,921		Vivendi Universal S.A. (Spon ADR)	7,296
109,613		Voestalpine AG.	9,671
83,738	*	Wheeling-Pittsburgh Corp	1,401
401,760		Worthington Industries, Inc	8,449
6,000		Yamato Kogyo Co Ltd	93
34,000		Yanzhou Coal Mining Co Ltd	27

		TOTAL PRIMARY METAL INDUSTRIES	995,886

PRINTING AND PUBLISHING - 0.81%
180,292	*	ACCO Brands Corp	5,088
2,082		Agora S.A. (GDR)	43
700,718		American Greetings Corp (Class A)	19,200
179,740	e	APN News & Media Ltd	686
193,894		Arnoldo Mondadori Editore S.p.A.	1,948
163,600		Asia Securities Printing Co Ltd	2,126
178,597		Banta Corp	9,089
171,711		Belo (A.H.) Corp Series A	3,925
351,800	v	Belo (A.H.) Corp Series B	8,042
250,610		Bowne & Co, Inc	3,581
301,988	*	Cenveo, Inc	3,132
136,859	*	Consolidated Graphics, Inc	5,892
61,646		Courier Corp	2,306
46,162		CSS Industries, Inc	1,501
790,845		Dai Nippon Printing Co Ltd	12,769
256,290		Daily Mail & General Trust	2,992
575,655		Dex Media, Inc	15,997
91,621	e	Dow Jones & Co, Inc	3,499
206,300	v	Dow Jones & Co, Inc (Class B)	7,879
472,091	*	Dun & Bradstreet Corp	31,097
193,509		Emap plc	2,817
186,631	e	Eniro AB	2,185
140,814		Ennis, Inc	2,366
367,002		EW Scripps Co	18,339
1,484,794		Gannett Co, Inc	102,198
63,676	e	Gruppo Editoriale L'Espresso S.p.A.	361
540,513		Harte-Hanks, Inc	14,286

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

296,566		Hollinger International, Inc	$2,906
628,330		Independent News & Media plc	1,841
830,919		John Fairfax Holdings Ltd	2,887
254,604		John H Harland Co	11,304
320,561		John Wiley & Sons, Inc (Class A)	13,380
345,266		Journal Communications, Inc	5,144
252,973		Journal Register Co	4,093
389,829	e	Knight Ridder, Inc	22,875
58,388		Lagardere S.C.A.	4,157
216,197		Lee Enterprises, Inc	9,184
14,400	v	Lee Enterprises, Inc (Class B)	612
135,395	e*	Martha Stewart Living Omnimedia, Inc (Class A)	3,388
112,903		McClatchy Co (Class A)	7,365
2,453,723		McGraw-Hill Cos, Inc	117,877
154,199		Media General, Inc (Class A)	8,945
128,408		Meredith Corp	6,406
125,900	v	Meredith Corp (Class B)	6,281
736,810		New York Times Co (Class A)	21,920
39,745		PagesJaunes Groupe S.A.	1,088
815,699		Pearson plc	9,510
103,520	*	Playboy Enterprises, Inc (Class B)	1,460
141,594	e*	Presstek, Inc	1,838
791,216	*	Primedia, Inc	3,236
27,800		Promotora de Informaciones S.A. (PRISA)	538
18,280		Quebecor World, Inc	343
282,316	*	R.H. Donnelley Corp	17,859
1,329,220		R.R. Donnelley & Sons Co	49,274
623,835		Reader's Digest Association, Inc (Class A)	9,963
758,518		Reed Elsevier NV	10,499
7,482,375		Reed Elsevier plc	69,428
60,128		Schawk, Inc	1,202
21,388		Schibsted ASA	667
308,345	*	Scholastic Corp	11,396
432,093		SCMP Group Ltd	162
3,161,924		Singapore Press Holdings Ltd	8,646
1,801		SR Teleperformance	57
12,564		St Ives Group plc	83
120,313		Standard Register Co	1,799
114,577	e*	Telecom Italia Media S.p.A.	75
46,524		Telefonica Publicidad e Informacion S.A.	403
86,902		Thomas Nelson, Inc	1,630
671,262	e	Thomson Corp	25,101
7,000		Toppan Forms Co Ltd	86
722,460		Toppan Printing Co Ltd	7,630
1,600,238		Tribune Co	54,232
675,066		Trinity Mirror plc	7,172
868,974		United Business Media plc	8,509
313,675	*	Valassis Communications, Inc	12,227
863,974		Viacom, Inc (Class A)	28,701
82,329	*	VistaPrint Ltd	1,256
77,463		VNU NV	2,442
30,327		Washington Post Co (Class B)	24,337

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)

8,195		West Australian Newspapers Holdings Ltd	$52
13,530		WH Smith plc	81
497,640		Wolters Kluwer NV	9,288
225,675		Yell Group plc	1,909

		TOTAL PRINTING AND PUBLISHING	918,088

RAILROAD TRANSPORTATION - 0.51%
2,725,664	e	Brambles Industries Ltd	18,442
1,057,831		Brambles Industries plc	6,517
2,220,651		Burlington Northern Santa Fe Corp	132,795
78,794	e	Canadian National Railway Co	5,594
702,996	*	Canadian National Railway Co (Canada)	49,972
508,340	e	Canadian Pacific Railway Ltd	21,917
1,811,256		CSX Corp	84,187
317,698		Firstgroup plc	1,855
148,201		Florida East Coast Industries	6,712
149,924	*	Genesee & Wyoming, Inc (Class A)	4,753
1,700		Guangshen Railway Co Ltd (Spon ADR)	27
504,368	e*	Kansas City Southern Industries, Inc	11,757
286,000	e	Keihin Electric Express Railway Co Ltd	1,799
1,041,000	e	Kintetsu Corp	3,527
873,000		Nippon Express Co Ltd	4,313
2,734,669		Norfolk Southern Corp	110,918
446,000	e	Odakyu Electric Railway Co Ltd	2,432
531,000	e	Tobu Railway Co Ltd	2,122
1,477,549	e	Union Pacific Corp	105,940

		TOTAL RAILROAD TRANSPORTATION	575,579

REAL ESTATE - 0.37%
171,200	e	Aeon Mall Co Ltd	6,691
341,066	*	Alderwoods Group, Inc	5,587
15	e	Apamanshop Network Co Ltd	20
5		Arealink Co Ltd	9
643,224		Ascendas Real Estate Investment Trust	834
8		Asset Managers Co Ltd	32
82,000		Ayala Land, Inc	12
2,095		Bail Investissement Fonciere	102
77,325		Bovis Homes Group plc	837
409,958		British Land Co plc	6,821
1,755,864		Brixton plc	12,122
177,868		Brookfield Properties Co	5,218
148,000	*	Brookfield Properties Corp	4,362
47,126	*	California Coastal Communities, Inc	1,660
9,610		Capital Properties New Zealand Ltd	10
3,235,587		CapitaLand Ltd	6,013
578		Capona AB	9
414,078	*	CB Richard Ellis Group, Inc	20,373
1,388,426		Centro Properties Group (New)	6,362
2,364,607		Cheung Kong Holdings Ltd	26,701

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

30,000		Chinese Estates Holdings Ltd	$31
526,000		City Developments Ltd	2,895
5,780	*	City Developments Ltd Wts 05/10/06	23
4,852	*	Cofinimmo	767
32,384		Consolidated-Tomoka Land Co	2,202
9		Creed Corp	30
271,000		Daibiru Corp	2,202
4,932,624		DB RREEF Trust	5,161
75		Dynacity Corp	19
6		Fadesa Inmobiliaria S.A.	—
6,823,578		Far East Consortium	2,749
330,650		Forest City Enterprises, Inc (Class A)	12,598
2,095		Freeport plc	16
7,177		Gecina S.A.	848
330		Goldcrest Co Ltd	26
1,939,779		GPT Group	5,777
48,000		Guocoland Ltd	43
931,184		Hammerson plc	15,345
543,000		Hang Lung Group Ltd	1,046
3,343,100		Hang Lung Properties Ltd	5,322
388,765	e	Harvey Norman Holdings Ltd	831
990,318		Henderson Land Development Co Ltd	4,947
707,000		Hopewell Holdings	1,864
32,538	e*	Housevalues, Inc	465
2,831,754		Hysan Development Co Ltd	7,081
13,100		IGB Corp Bhd	5
169,182		Inmobiliaria Colonial S.A.	10,301
4,836		Inmobiliaria Urbis S.A.	109
2,863,676		Investa Property Group	4,571
5,600	e*	IRSA Inversiones y Representaciones S.A.	67
2,824		Is Gayrimenkul Yatirim Ortakligi A.S.	5
51,655		IVG Immobilien AG.	1,065
800		Joint Corp	37
288,827		Jones Lang LaSalle, Inc	13,303
521		Kaufman & Broad S.A.	41
1,112,179		Kerry Properties Ltd	2,817
17,904		Klepierre	1,802
3,263		Klovern AB	10
1,926		Kungsleden AB	52
1,926	*	Kungsleden AB (Rts 10/18/05)	4
588,900		Leopalace21 Corp	14,237
1,270,030		Macquarie Goodman Group	4,112
1,506		McInerney Holdings plc	15
52,500	*	Meinl European Land Ltd	932
43,653		Metrovacesa S.A.	3,224
152,867	e	MI Developments, Inc	5,174
706,016		Mirvac Group	2,178
1,384,448		Mitsubishi Estate Co Ltd	19,031
1,032,198		Mitsui Fudosan Co Ltd	15,546
3,657,572		New World Development Ltd	4,809
1,061		Nexity	54
110,080		Nihon Eslead Corp	2,574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

41,694		Orleans Homebuilders, Inc	$1,027
82,000		Pacific Century Premium Developments Ltd	25
225		Pierre & Vacances	18
5		Risa Partners, Inc	16
21,596		Risanamento S.p.A.	102
129,996		Sacyr Vallehermoso S.A.	3,660
1,800		SBI Partners Co Ltd	32
14,512		Shaftesbury plc	98
3,600		Shoei Co Ltd	67
60,000		Singapore Land Ltd	194
2,520,427		Sino Land Co	3,070
237		Sjaelso Gruppen AS	59
658,060		Slough Estates plc	6,199
8,000		SP Setia Bhd	8
355,861		St. Joe Co	22,224
706,830		Stewart Enterprises, Inc (Class A)	4,686
72,100	*	Stockland	337
1,424,810		Stockland Trust Group	6,702
1,446,429		Sun Hung Kai Properties Ltd	14,981
254,150		TOC Co Ltd	1,076
1,413,000		Tokyo Tatemono Co Ltd	11,519
1,194,000		Tokyu Land Corp	7,722
308,915	*	Trammell Crow Co	7,624
54,152		Unibail	7,887
15,543	*	United Capital Corp	365
17,245,500		United Industrial Corp Ltd	11,126
249,130		United Overseas Land Ltd	345
1,905		Wallenstam Byggnads AB	22
2,347,361		Westfield Group	30,115
27,467	e*	Wihlborgs Fastigheter AB	645
1,318,333		Wing Tai Holdings Ltd	1,178
13,325	e*	ZipRealty, Inc	170

		TOTAL REAL ESTATE	425,437

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.19%
60,426	e	Adidas-Salomon AG.	10,533
84,635	*	Applied Films Corp	1,777
1,540,530		Bridgestone Corp	33,029
47,365	e	Canadian Tire Corp (Class A)	2,567
1,525		Compagnie Plastic-Omnium S.A.	61
380,718	e	Continental AG.	31,351
371,996		Cooper Tire & Rubber Co	5,680
69,327	e*	Deckers Outdoor Corp	1,668
40		Fuji Seal International, Inc	1
807,972	e*	Goodyear Tire & Rubber Co	12,596
306,717	e*	Jarden Corp	12,597
303,396	e	Michelin (C.G.D.E.) (B Shs)	17,880
1,174,378		Nokian Renkaat Oyj	27,907
2,860,406	e	Pirelli & C S.p.A.	3,043
109,172	*	Ryanair Holdings plc	895
504,000		Sanwa Shutter Corp	3,033

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)

191,754		Schulman (A.), Inc	$3,442
402,216	*	Sealed Air Corp	19,089
222,386	*	Skechers U.S.A., Inc (Class A)	3,640
170,900		Spartech Corp	3,339
116,240	e	Titan International, Inc	1,596
38,100	e	Toyoda Gosei Co Ltd	726
65,304	e*	Trex Co, Inc	1,567
351,268		Tupperware Corp	8,002
174,332		West Pharmaceutical Services, Inc	5,172

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	211,191

SECURITY AND COMMODITY BROKERS - 2.08%
454,533		3i Group plc	6,304
643,691		A.G. Edwards. Inc	28,200
70,925		Aberdeen Asset Management plc	143
7,807		African Bank Investments Ltd	26
1,412,531	e*	Ameritrade Holding Corp	30,341
2,372,567		Amvescap plc	15,446
181,603	e*	Archipelago Holdings, Inc	7,237
102,718	e	Australian Stock Exchange Ltd	2,127
1,309		AWD Holding AG.	50
2,000		Ayala Corp	10
224,774		Babcock & Brown Ltd	3,639
708,644		Bear Stearns Cos, Inc	77,774
19,096		BKF Capital Group, Inc	591
95,256		BlackRock, Inc	8,442
204,508		Calamos Asset Management, Inc (Class A)	5,047
18,191		CapMan Oyj	70
871,757		Challenger Financial Services Group Ltd	2,669
5,003,181		Charles Schwab Corp	72,196
148,316	e	Chicago Mercantile Exchange Holdings, Inc	50,027
96,679		Close Brothers Group plc	1,422
22,427		Cohen & Steers, Inc	448
1,780	*	Daewoo Securities Co Ltd	22
2,416,877	e	Daiwa Securities Group, Inc	18,915
82,193		Deutsche Boerse AG.	7,878
2,739,545	*	E*Trade Financial Corp	48,216
665	e	E*Trade Securities Co Ltd	2,928
608,716		Eaton Vance Corp	15,108
75,778	e	Euronext NV	3,346
818,574		Federated Investors, Inc (Class B)	27,201
14,211		First Albany Cos, Inc	92
979,083		Franklin Resources, Inc	82,204
54,765		GAMCO Investors, Inc	2,511
147,823	*	GFI Group, Inc	6,086
2,480,406		Goldman Sachs Group, Inc	301,568
224,370	e	Greenhill & Co, Inc	9,354
5,343		Haci Omer Sabanci Holding A.S.	28
808,814		Hellenic Exchanges S.A.	7,567
3,039,870		Hong Kong Exchanges and Clearing Ltd	10,404

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,581,418		Instinet Group, Inc	$7,860
14,578	*	International Securities Exchange, Inc	341
579		Investec Ltd	22
311,853	*	Investment Technology Group, Inc	9,231
4,069,000		Itochu Corp	28,039
7,100		Jafco Co Ltd	465
1,516,518	e	Janus Capital Group, Inc	21,914
236,827		Jefferies Group, Inc	10,314
763,984	e*	Knight Capital Group, Inc	6,349
423,378	e*	LaBranche & Co, Inc	3,679
27,045	*	Ladenburg Thalmann Financial Services, Inc	16
665,343		Legg Mason, Inc	72,981
1,575,406		Lehman Brothers Holdings, Inc	183,503
1,097,732		Macquarie Airports	2,750
287,880		Man Group plc	8,434
165,274	e*	MarketAxess Holdings, Inc	2,248
6,410,734		Marubeni Corp	29,865
1,044,258	e	Matsui Securities Co Ltd	12,705
5,546,492		Merrill Lynch & Co, Inc	340,277
3,371,850	e	Mitsubishi Corp	66,640
4,934,822	e	Mitsui & Co Ltd	61,870
7,821,942		Morgan Stanley	421,916
1,846	*	Morningstar, Inc	59
111		MPC Muenchmeyer Petersen Capital AG.	9
269,062	*	Nasdaq Stock Market, Inc	6,821
1,134,747		Nikko Cordial Corp	13,146
4,765,502	e	Nomura Holdings, Inc	74,043
335,115		Nuveen Investments, Inc	13,200
96,127	e	OMX AB	1,191
119,366		optionsXpress Holdings, Inc	2,273
517,000	b,v*	Peregrine Investment Hldgs	—
143,989	*	Piper Jaffray Cos	4,300
18,100		Public Bank Bhd	33
532,278		Raymond James Financial, Inc	17,097
231,112	*	Refco, Inc	6,534
910		Samsung Securities Co Ltd	38
76,187		Sanders Morris Harris Group, Inc	1,246
6	*	Secured Capital Japan Co Ltd	13
346,921		SEI Investments Co	13,037
696,000		Shinko Securities Co Ltd	2,579
382,000		Singapore Exchange Ltd	570
56,375	*	Stifel Financial Corp	2,024
93,839		SWS Group, Inc	1,539
714,993		T Rowe Price Group, Inc	46,689
109,000		Toyota Tsusho Corp	1,986
96,296	e	TSX Group, Inc	3,345
225		Union Financiere de France Banque S.A.	11
8,746		Value Line, Inc	342
423,320		Waddell & Reed Financial, Inc (Class A)	8,195
42,822		Yuanta Core Pacific Securities Co	27

		TOTAL SECURITY AND COMMODITY BROKERS	2,367,403

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

SOCIAL SERVICES - 0.01%
176,743	*	Bright Horizons Family Solutions, Inc	$6,787
41,878	*	Providence Service Corp	1,281
123,083	*	Res-Care, Inc	1,894

		TOTAL SOCIAL SERVICES	9,962

SPECIAL TRADE CONTRACTORS - 0.05%
1,871	*	Ascom Holding AG.	28
328,648	*	AsiaInfo Holdings, Inc	1,594
160,262		Chemed Corp	6,946
263,134	*	Comfort Systems USA, Inc	2,318
317,277	*	Dycom Industries, Inc	6,415
14,804	e	eAccess Ltd	11,168
155,742	*	EMCOR Group, Inc	9,235
135,507	*	Insituform Technologies, Inc (Class A)	2,343
230,000		Kinden Corp	1,989
49,709	*	Layne Christensen Co	1,171
789,898	*	Quanta Services, Inc	10,079
170,361		YIT-Yhtyma Oyj	7,250

		TOTAL SPECIAL TRADE CONTRACTORS	60,536

STONE, CLAY, AND GLASS PRODUCTS - 0.34%
40,551	b,e	Anchor Glass Container Corp	5
158,675		Apogee Enterprises, Inc	2,713
379,000	e	Asahi Glass Co Ltd	3,983
796,495		Boral Ltd	4,909
915,747		BPB plc	11,924
155,513	e*	Cabot Microelectronics Corp	4,569
122,772		CARBO Ceramics, Inc	8,102
46,965		Cemex S.A. de C.V.	245
4,700		Cemex S.A. de C.V. (Spon ADR)	246
152,000	e	Central Glass Co Ltd	874
152,399		Cimpor Cimentos de Portugal S.A.	843
571,995	e	Compagnie de Saint-Gobain	33,005
400,772		CRH plc	10,896
455,963		CRH plc (Ireland)	12,396
5,159,558		CSR Ltd	12,214
83,788	e	Eagle Materials, Inc	10,169
42,117		Eagle Materials, Inc (Class B)	4,873
689,504		Gentex Corp	11,997
11,292		Grupo Carso S.A. de C.V.	25
1,788,091		Hanson plc	18,616
28,360	v*	HeidelbergCement AG.	—
1,084,284		Holcim Ltd (Regd)	72,286
273,480		Hoya Corp	9,097
472,159	e	Italcementi S.p.A.	7,412
1,737,324	e	James Hardie Industries NV	11,874
214,246		Lafarge North America, Inc	14,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

155,319	e	Lafarge S.A. (Br)	$13,707
97,507		Libbey, Inc	1,482
2,255,028	e	Nippon Sheet Glass Co Ltd	10,167
750,251	*	Owens-Illinois, Inc	15,470
995,418		Pilkington plc	2,448
20,705,000	*	PT Semen Cibinong Tbk	926
1,906,392		Rinker Group Ltd	24,137
2,300		Siam Cement PCL	13
5,200		Siam Cement PCL (foreign)	32
61		Sika AG.	47
10,738,000		Sumitomo Osaka Cement Co Ltd	34,296
537,000		Taiheiyo Cement Corp	2,009
193,000	e	Toto Ltd	1,533
208,952	b,e*	USG Corp	14,359
51,990		Wienerberger AG.	2,055

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	390,439

TEXTILE MILL PRODUCTS - 0.01%
73,647	*	Dixie Group, Inc	1,174
435	*	Escada AG.	12
4,098		Gerry Weber International AG.	75
89,340	*	Gildan Activewear, Inc	3,411
11,000		Kurabo Industries Ltd	31
21,000		Nitto Boseki Co Ltd	51
74,766	e	Oxford Industries, Inc	3,373
30,799		Pou Chen Corp	20
270,000		Seiren Co Ltd	3,237
24,000		Unitika Ltd	40
12,000		YGM Trading	19

		TOTAL TEXTILE MILL PRODUCTS	11,443

TOBACCO PRODUCTS - 1.16%
639,190		Altadis S.A.	28,722
15,453,701		Altria Group, Inc	1,139,092
2,100		British American Tobacco Malaysia Bhd	21
538,100		ITC Ltd	1,674
2,198		Japan Tobacco, Inc	34,713
69,040		KT&G Corp	2,996
312,718		Loews Corp (Carolina Group)	12,393
632,777	e	Reynolds American, Inc	52,533
151,239		Universal Corp (Virginia)	5,873
941,841		UST, Inc	39,425
192,200	e	Vector Group Ltd	3,846

		TOTAL TOBACCO PRODUCTS	1,321,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

TRANSPORTATION BY AIR - 0.43%
445,065	*	ABX Air, Inc	$3,649
4,642,000	*	Air China Ltd (Class H)	1,436
152,359		Air France-KLM	2,555
11,400	*	AirAsia Bhd	5
541,801	e*	Airtran Holdings, Inc	6,859
249,612	e*	Alaska Air Group, Inc	7,254
126,000		All Nippon Airways Co Ltd	391
1,521,804	e*	AMR Corp	17,014
1,417,576		Auckland International Airport Ltd	2,241
2,601,829		BAA plc	28,722
2,214,910	*	British Airways plc	11,471
671,800		Cathay Pacific Airways Ltd	1,195
995,368	e*	Continental Airlines, Inc (Class B)	9,615
585,120	b,e*	Delta Air Lines, Inc	439
367,219	e	Deutsche Lufthansa AG. (Regd)	4,883
246,967	*	easyJet plc	1,276
269,612	e*	EGL, Inc	7,320
435,655	*	ExpressJet Holdings, Inc	3,908
1,817,385		FedEx Corp	158,349
7,740		Flughafen Wien AG.	523
191,464	e*	FLYi, Inc	50
199,471	*	Frontier Airlines, Inc	1,951
1,200		Gol Linhas Aereas Inteligentes S.A. (ADR)	39
3,868		Grupo Aeroportuario del Sureste S.A. de C.V.	15
2,100		Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	84
123,180		Iberia Lineas Aereas de Espana	315
810,000	e	Japan Airlines Corp	2,151
406,021	e*	JetBlue Airways Corp	7,146
14,083		Kobenhavns Lufthavne a/s	3,533
2,100		Kuehne & Nagel International AG.	521
2,500		Lan Airlines S.A.	78
57,813	e*	MAIR Holdings, Inc	337
223,038	e*	Mesa Air Group, Inc	1,840
99,943	a,b,e*	Northwest Airlines Corp	66
148,870	*	Offshore Logistics, Inc	5,508
6,500	*	Panalpina Welttransport Holding AG.	505
137,317	e*	Pinnacle Airlines Corp	893
3,030,378		Qantas Airways Ltd	7,799
80,844	*	Republic Airways Holdings, Inc	1,157
21,780	*	Ryanair Holdings plc (Spon ADR)	992
3,056,736		SABMiller plc	59,430
69,564	e*	SAS AB	742
773,502		Singapore Airlines Ltd	5,311
554,531	e	Skywest, Inc	14,872
5,669,967	e	Southwest Airlines Co	84,199
1,581,180		Swire Pacific Ltd (A Shs)	14,563
96	v*	Swissair Group	—
2,000		Transmile Group Bhd	6
6,700	b,e*	UAL Corp	4
158,688	*	World Air Holdings, Inc	1,682

		TOTAL TRANSPORTATION BY AIR	484,894

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

TRANSPORTATION EQUIPMENT - 2.78%
159,937		A.O. Smith Corp	$4,558
291,690	e*	AAR Corp	5,011
54,694	*	Accuride Corp	755
119,920	*	Aftermarket Technology Corp	2,205
10,100		Alpine Electronics, Inc	163
284,648	e	American Axle & Manufacturing Holdings, Inc	6,570
120,925		Arctic Cat, Inc	2,484
228,223	e*	Armor Holdings, Inc	9,816
576,919		ArvinMeritor, Inc	9,646
552,723		Autoliv, Inc	24,043
6,371,813		BAE Systems plc	38,721
3,197		Bajaj Auto Ltd	123
438,723	e	Bayerische Motoren Werke AG.	20,661
363,262		BBA Group plc	1,907
5,905,689	e	Boeing Co	401,292
1		Bombardier, Inc (Class A)	—
548,825		Bombardier, Inc (Class B)	1,357
3,300		Brilliance China Automotive Holdings Ltd (Spon ADR)	48
542,599	e	Brunswick Corp	20,472
46,500		CAE, Inc	313
340,485		Clarcor, Inc	9,779
100,631		Coachmen Industries, Inc	1,156
377,731		Cobham plc	1,057
2,945,731	e	DaimlerChrysler AG. (Regd)	156,764
17,259		DaimlerChrysler AG. (U.S.)	917
674,104		Dana Corp	6,343
19,100,289		Delphi Corp	52,717
1,075,287		Denso Corp	31,213
84,000		Denway Motors Ltd	31
16,686		DSV a/s	1,779
15,898	*	Ducommun, Inc	350
32,344		ElringKlinger AG.	1,416
360,747	e	Federal Signal Corp	6,165
8,318,113	*	Fiat S.p.A.	74,614
704,393		Finmeccanica S.p.A.	14,021
352,640	e*	Fleetwood Enterprises, Inc	4,337
10,368,536	e	Ford Motor Co	102,234
65,126		Freightcar America, Inc	2,656
292,856	*	GenCorp, Inc	5,462
1,168,032		General Dynamics Corp	139,638
2,438,346	e	General Motors Corp	74,638
999,539		Genuine Parts Co	42,880
3,207,000		Goodpack Ltd	3,151
668,481		Goodrich Corp	29,640
39,093		Greenbrier Cos, Inc	1,299
155,036	*	Group 1 Automotive, Inc	4,279
4,123		GUD Holdings Ltd	23
1,630		Hankook Tire Co Ltd	22
1,649,467	e	Harley-Davidson, Inc	79,900
183,358		Harsco Corp	12,023
217,191	*	Hayes Lemmerz International, Inc	973

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

129,788	e	Heico Corp	$3,011
4,116		Heico Corp (Class A)	73
1,429		Hero Honda Motors Ltd	24
295,500	e	Hino Motors Ltd	2,008
1,068,324		Honda Motor Co Ltd	60,514
750,000		Hongkong Land Holdings Ltd	2,355
930		Hyundai Mobis	77
11,435		Hyundai Motor Co	292
61,380		Hyundai Motor Co	4,803
509,346		ITT Industries, Inc	57,862
479,612		Jardine Cycle & Carriage Ltd	3,151
3,412,000		Jaya Holdings Ltd	2,706
598,877		JLG Industries, Inc	21,913
275,045	*	K&F Industries Holdings, Inc	4,602
186,436		Kaman Corp (Class A)	3,813
1,093,185	e	Kawasaki Heavy Industries Ltd	2,768
3,800		Keihin Corp	76
3,465,712		Keppel Corp Ltd	26,052
2,930		Kia Motors Corp	55
2,746,789		Lockheed Martin Corp	167,664
381,229	e	Magna International, Inc (Class A)	28,715
153,500	*	Magna International, Inc (Class A)	11,491
240,886	e	MAN AG.	12,395
219,500	v*	Mascotech (Escrow)	—
103,000		Mitsuba Corp	1,144
147,000	e	Mitsui Engineering & Shipbuilding Co Ltd	350
155,360		Monaco Coach Corp	2,290
271,406	*	Navistar International Corp	8,802
4,605,468	e	Nissan Motor Co Ltd	52,662
48,721		Noble International Ltd	1,177
3,116,876		Northrop Grumman Corp	169,402
328,441	e*	Orbital Sciences Corp	4,106
419,166		Oshkosh Truck Corp	18,091
785,798		Paccar, Inc	53,348
1,477,643	*	Pactiv Corp	25,888
214,327	e	Peugeot S.A.	14,600
2,479		PKC Group Oyj	36
243,686		Polaris Industries, Inc	12,075
4,000		Press Kogyo Co Ltd	17
57,244	*	R&B, Inc	587
458,510	e	Renault S.A.	43,561
1,190,717		Rolls-Royce Group plc	7,868
1,511,000		SembCorp Marine Ltd	2,674
43,122	*	Sequa Corp (Class A)	2,544
88,378	e	Shimano, Inc	2,386
2,500		Showa Corp	36
1,229,426	e	Siemens AG.	95,013
614,147		Smiths Group plc	10,419
100,023		Standard Motor Products, Inc	811
1,369		Ste Industrielle d'Aviation Latecoere S.A.	57
141,254	e	Superior Industries International, Inc	3,040
276,449	*	Tenneco Automotive, Inc	4,841

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

568,527		Textron, Inc	$40,775
50,914		Thales S.A.	2,371
242,659		Thor Industries, Inc	8,250
3,366,471		Tomkins plc	17,212
416,873		Toyota Industries Corp	13,866
5,500,706	e	Toyota Motor Corp	252,370
247,953		Trinity Industries, Inc	10,040
131,555	*	Triumph Group, Inc	4,890
683,126	*	TRW Automotive Holdings Corp	20,043
3,900		UMW Holdings Bhd	6
7,012,587		United Technologies Corp	363,533
53,957	e	Valeo S.A.	2,249
220,722	e	Volkswagen AG.	13,625
45,082		Volvo AB	1,907
356,295	e	Volvo AB (B Shs)	15,557
1,178		Vossloh AG.	62
481,318		Wabash National Corp	9,463
344,779		Westinghouse Air Brake Technologies Corp	9,406
219,995	e	Winnebago Industries, Inc	6,373
394,000		Yamaha Motor Co Ltd	8,152

		TOTAL TRANSPORTATION EQUIPMENT	3,166,017

TRANSPORTATION SERVICES - 0.18%
7,300		Airports of Thailand PCL	9
112,400		Ambassadors Group, Inc	2,507
1,277,121		Arriva plc	13,274
2,390,000		Beijing Capital International Airport Co Ltd	1,048
685,222	e	C.H. Robinson Worldwide, Inc	43,936
14,143	*	Cargotec Corp	428
16,000		China Resources Enterprise	26
10,527,500	*	COSCO Holdings	5,089
235		DFDS a/s	16
68,474	*	Dynamex, Inc	1,071
160,706	e	Empresa Brasileira de Aeronautica S.A. (ADR)	6,203
997,247	e*	Expedia, Inc	19,755
493,524	e	Expeditors International Washington, Inc	28,022
314,297		GATX Corp	12,430
940		Go-Ahead Group plc	23
958		Gol Linhas Aereas Inteligentes S.A.	16
174,641	*	HUB Group, Inc	6,411
22,000		Jiangsu Express	13
703		Kuoni Reisen Holding (Regd)	283
1,432,000		Malaysia Airports Holdings Bhd	779
5,000		Maruzen Showa Unyu Co Ltd	18
109,501		National Express Group plc	1,627
18,274	e*	Navigant International, Inc	226
1,136	*	New World TMT Ltd	—
246,012		Pacer International, Inc	6,485
224,296	e	Patrick Corp Ltd	1,180
156,484	*	Pegasus Solutions, Inc	1,405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,379,100		PLUS Expressways Bhd	$1,171
221,134	*	RailAmerica, Inc	2,631
610,436	e	Sabre Holdings Corp	12,380
2,220		Samsung Corp	38
22,000		Senko Co Ltd	79
6,167	*	Societe des Autoroutes du Nord et de l'Est de la France	386
611,766		Stagecoach Group plc	1,209
8,800		Thai Airways International PCL	8
164,337	e	Toll Holdings Ltd	1,744
756	*	Turk Hava Yollari	4
63	*	Unique Zurich Airport	11
513,547	e*	US Airways Group, Inc	10,790
241,081		UTI Worldwide, Inc	18,732
2,000		Yamazen Corp	10

		TOTAL TRANSPORTATION SERVICES	201,473

TRUCKING AND WAREHOUSING - 0.36%
241,624		Arkansas Best Corp	8,425
261,700		CNF, Inc	13,739
60,794	*	Covenant Transport, Inc (Class A)	736
239,105		Forward Air Corp	8,809
5,592		Freightways Ltd	13
97,973	*	Frozen Food Express Industries	1,028
282,080		Heartland Express, Inc	5,737
513,563		J.B. Hunt Transport Services, Inc	9,763
321,847		Landstar System, Inc	12,883
49,047	*	Marten Transport Ltd	1,241
269,000		Mitsubishi Logistics Corp	3,178
1,000		Nippon Konpo Unyu Soko Co Ltd	12
1,952		Norbert Dentressangle	108
94,559	*	Old Dominion Freight Line	3,167
54,880	*	P.A.M. Transportation Services, Inc	887
24,177	*	Quality Distribution, Inc	193
114,622	*	SCS Transportation, Inc	1,801
701,000		Seino Holdings Corp	6,414
706,000		Singapore Post Ltd	506
127,206	*	SIRVA, Inc	948
27,527		Stolt-Nielsen S.A.	1,103
5,000		Sumitomo Warehouse Co Ltd	31
216,650	*	Swift Transportation Co, Inc	3,835
544,227		TNT NV	13,562
81,956	*	U.S. Xpress Enterprises, Inc (Class A)	956
3,957,011		United Parcel Service, Inc (Class B)	273,548
30,302	*	Universal Truckload Services, Inc	563
28,527	*	USA Truck, Inc	722
341,785		Werner Enterprises, Inc	5,909
798,093	e	Yamato Transport Co Ltd	13,140
492,887	*	Yellow Roadway Corp	20,415

		TOTAL TRUCKING AND WAREHOUSING	413,372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

WATER TRANSPORTATION - 0.19%
194,376		Alexander & Baldwin, Inc	$10,349
2,911		AP Moller - Maersk a/s	29,817
740,000	*	Aries Maritime Transport Ltd	11,100
259,271		Associated British Ports Holdings plc	2,409
12,480		Attica Holdings S.A.	45
1,212		Brostrom AB	25
756,494		Carnival plc	39,226
36,000		China Shipping Container Lines Co Ltd (Class H)	15
5,516,463		China Shipping Development Co Ltd	4,622
130,000		Chuan Hup Holdings Ltd	71
10,543		Compagnie Maritime Belge S.A.	368
778,000		Cosco Corp Singapore Ltd	1,170
511,167	e	CP Ships Ltd	10,852
20,192		D/S Torm a/s	1,160
43,299		Euronav NV	1,425
17,600		Evergreen Marine Corp Tawain Ltd	11
95,310		Exel plc	2,069
41,771	e	Frontline Ltd	1,863
260,000	*	Genco Shipping & Trading Ltd	4,958
106,705	e*	Gulfmark Offshore, Inc	3,443
920		Hanjin Shipping Co Ltd	22
82,010	*	Hornbeck Offshore Services, Inc	3,004
1,058		Irish Continental Group plc	13
387,733		Kamigumi Co Ltd	3,096
327,000	e	Kawasaki Kisen Kaisha Ltd	2,363
119,636	*	Kirby Corp	5,914
240,100		Malaysia International Shipping Corp Bhd	1,185
36,920		Maritrans, Inc	1,181
2,094,000	e	Mitsui OSK Lines Ltd	16,757
230,000		Neptune Orient Lines Ltd	419
2,236,000		Nippon Yusen Kabushiki Kaisha	15,013
206,827	*	Odyssey Marine Exploration, Inc	763
152,428		Overseas Shipholding Group, Inc	8,891
4,515,000		Pacific Basin Shipping Ltd	2,226
588,965		Peninsular and Oriental Steam Navigation Co	3,480
2,686		Port of Tauranga Ltd	8
3,700		Precious Shipping PCL	4
24,684		Premuda S.p.A.	55
371,491	e*	Royal Caribbean Cruises Ltd	16,048
970,371	a*	TBS International Ltd	9,898
50,920		Uponor Oyj	1,182
2,726		Wilh Wilhelmsen ASA	96
21,000		Yang Ming Marine Transport	13

		TOTAL WATER TRANSPORTATION	216,629

WHOLESALE TRADE-DURABLE GOODS - 0.43%
57,287	e*	1-800 Contacts, Inc	1,074
605		Adana Cimento	4
404,300		Adesa, Inc	8,935

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

80,337	e	AGFA-Gevaert NV	$1,942
335,116		Agilysys, Inc	5,643
789		Akcansa Cimento A.S.	4
82		Alarko Holding AS	3
5,059		Alfa S.A. de C.V.	31
78		Amorepacific Corp	24
2,000		Anritsu Corp	11
275,494		Applied Industrial Technologies, Inc	9,885
1,867		Arcelik A.S.	11
1,303,179	*	Arrow Electronics, Inc	40,868
206,161	*	Aviall, Inc	6,964
1,201,917	*	Avnet, Inc	29,387
547		Bajaj Auto Ltd	21
2,000		Banpu PCL	8
3,673		Barloworld Ltd	67
91,087		Barnes Group, Inc	3,266
78,823	*	Beacon Roofing Supply, Inc	2,575
4,288		Bidvest Group Ltd	62
97,988		BlueLinx Holdings, Inc	1,317
255,952		BorgWarner, Inc	14,451
101,573		Building Material Holding Corp	9,466
15,000		Canon Sales Co, Inc	308
77,833	*	Castle (A.M.) & Co	1,362
751		Cimsa Cimento Sanayi Ve Ticaret A.S.	5
19,000		Citic Pacific Ltd	53
74,128	e*	Conceptus, Inc	860
7,747		Crane Group Ltd	66
613,252	*	Cytyc Corp	16,466
9,755		D'ieteren S.A.	2,335
155,004	*	Digi International, Inc	1,663
320		Discount Investment Corp	7
4,528	*	Dogan Sirketler Grubu Holdings	13
84,064	*	Drew Industries, Inc	2,170
38	*	Dura Automotive Systems, Inc	—
130,000		EganaGoldpfeil Holdings Ltd	30
2,676		Esprinet S.p.A.	22
43,200		Far Eastern Textile Co Ltd	26
3,432,000	*	Fil-Hispano Holdings Corp	318
9,600		Filtrona plc	47
271,218		Finning International, Inc	9,357
1,188		Ford Otomotiv Sanayi A.S.	8
12,000		Fu Sheng Industrial Co Ltd	13
340,000		Fuji Electric Holdings Co Ltd	1,356
212,614	*	Genesis Microchip, Inc	4,667
10,000,000	*	Goldsun Development & Construction Co Ltd	2,546
9,054		Gujarat Ambuja Cements Ltd	16
13,470		Hindustan Lever Ltd	56
439,137		Hughes Supply, Inc	14,316
69,090	*	Huttig Building Products, Inc	625
630		Hyundai Motor Co (Preferred)	33
403		IDB Development Corp Ltd	11
5,334		Ihlas Holding	3
804,500		IKON Office Solutions, Inc	8,029

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

114,651	*	Imagistics International, Inc	$4,798
800		Inaba Denki Sangyo Co Ltd	26
591,235	*	Ingram Micro, Inc (Class A)	10,961
320,727	*	Insight Enterprises, Inc	5,966
15,249	e*	INTAC International, Inc	92
56,073	*	Interline Brands, Inc	1,178
83,083	*	Keystone Automotive Industries, Inc	2,394
2,290,000	*	Kindom Construction Co	613
184,065		Kingspan Group plc	2,375
202,592		Knight Transportation, Inc	4,935
3,936		KOC Holding A.S.	18
230,100		Kuroda Electric Co Ltd	4,071
34,897		Lawson Products, Inc	1,281
628		Lindex AB	33
87,009	*	LKQ Corp	2,628
1,784		Mahindra & Mahindra Ltd	15
427,822		Martin Marietta Materials, Inc	33,567
1,198		Maruti Udyog Ltd	15
33,136	b*	MCSi, Inc	—
2,700		Mechel Steel Group OAO (ADR)	98
86,012	e*	Merge Technologies, Inc	1,470
40,250	*	Microtek Medical Holdings, Inc	149
446,800	e	Mitsumi Electric Co Ltd	4,541
4,090		MJ Maillis S.A.	18
3,250,000		MMC Corp Bhd	1,897
182,320	e*	Navarre Corp	1,056
11,000		Nihon Yamamura Glass Co Ltd	33
459,197		Omnicare, Inc	25,821
373,100		Orient Overseas International Ltd	1,395
331,225		Owens & Minor, Inc	9,721
26,530	*	Oxiana Ltd	27
12,600		OYL Industries Bhd	10
607,575	e*	Patterson Cos, Inc	24,321
351,438		PEP Boys-Manny Moe & Jack	4,864
4,200		Proton Holdings Bhd	9
386,334	*	PSS World Medical, Inc	5,154
41,500		PT Astra International Tbk	39
16,000	*	PT Indocement Tunggal Prakarsa Tbk	5
25,000		PT Unilever Indonesia Tbk	10
202,280		Reliance Steel & Aluminum Co	10,707
193,666	e	Ryerson Tull, Inc	4,125
5,500		Ryoyo Electro Corp	82
249,350		SCP Pool Corp	8,710
124,194		SembCorp Logistics Ltd	121
1,100		Siam City Cement PCL	8
160,257		SSL International plc	764
15,150		Steinhoff International Holdings Ltd	47
26,981	*	Strattec Security Corp	1,399
9,000	*	Sumitomo Coal Mining Co Ltd	13
1,130,264	*	Sycamore Networks, Inc	4,261
26,250		Taiwan Cement Corp	17
3,166		Tata Motors Ltd	38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

129,987	*	TBC Corp	$4,483
287,352	*	Tech Data Corp	10,549
1,303,242		Techtronic Industries Co	3,335
1,128,028		Terumo Corp	36,327
6,626	*	Timco Aviation Services	1
21,169	*	Timco Aviation Services, Inc Wts 02/27/07	—
2,152		Tofas Turk Otomobil Fabrik	4
23,000	*	Tomen Corp	45
1,469		Trakya Cam Sanayi A.S.	5
2,541		Turk Sise ve Cam Fabrikalari A.S.	8
209,672	*	Tyler Technologies, Inc	1,736
2,127	*	Urbi Desarrollos Urbanos S.A. de C.V	16
67,250	e	USS Co Ltd	4,782
1,613	*	Vestel Elektronik Sanayi	6
961,289	*	Visteon Corp	9,401
366,826		W.W. Grainger, Inc	23,081
278,473	*	WESCO International, Inc	9,432
76,415	e*	West Marine, Inc	1,129
14,000		Yulon Motor Co Ltd	14
11,922		Zodiac S.A.	706

		TOTAL WHOLESALE TRADE-DURABLE GOODS	493,762

WHOLESALE TRADE-NONDURABLE GOODS - 1.23%
44,728		Aceto Corp	258
600	*	Advanced Marketing Services, Inc	3
280,181		Airgas, Inc	8,302
1,332,030		Alliance Unichem plc	20,419
195,411	e*	Allscripts Healthcare Solutions, Inc	3,521
137,119		Altana AG.	7,700
857,803		AmerisourceBergen Corp	66,308
988		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	26
13,672	*	Ashtead Group plc	33
586,333	e	Billabong International Ltd	5,843
176,545	*	BioScrip, Inc	1,147
182		Bonduelle S.C.A.	14
959		BorsodChem Rt.	11
3,005		Braskem S.A.	31
3,627,601		British American Tobacco plc	76,434
316,015		Brown-Forman Corp (Class B)	18,816
252,916		C&C Group plc	1,519
4,216,078		Cardinal Health, Inc	267,468
182,916		Celesio AG.	16,066
79,522	e*	Central European Distribution Corp	3,387
15,000		China Mengniu Dairy Co Ltd	12
111,001		Ciba Specialty Chemicals AG. (Regd)	6,574
1,273		Cipla Ltd	11
300		CJ Corp	21
74,491		Clariant AG.	1,075
2,506		Corporate Express Australia Ltd	12
1,364,088	Daiichi Sankyo Co Ltd	27,982

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

1,216,118	*	Dean Foods Co	$47,258
8,267		DS Smith plc	22
248,270	*	Endo Pharmaceuticals Holdings, Inc	6,621
46,000		Formosa Chemicals & Fibre Corp	69
79,000		Formosa Plastics Corp	116
392,602		Fyffes plc	1,202
219		Gedeon Richter Rt,	40
7,300		Golden Hope Plantations Bhd	8
19,647	*	Green Mountain Coffee Roasters, Inc	683
4,652		Grupo Bimbo S.A. de C.V.	15
8,337		Grupo Modelo S.A.	27
19,248	e	H Lundbeck a/s	491
134,544	*	Hain Celestial Group, Inc	2,610
187,495		Handleman Co	2,368
1,204,000		Hanwa Co Ltd	5,088
420,682	*	Henry Schein, Inc	17,929
117,066	*	Iaws Group plc	1,701
1,234,787		Imperial Tobacco Group plc	35,476
242,070		Inchcape plc	9,374
170,252		Inditex S.A.	5,013
30		Israel Corp Ltd	11
1,500		Itochu Enex Co Ltd	12
18,210,000		JG Summit Holdings	1,154
7,083		Kemira GrowHow Oyj	57
68,875		Kenneth Cole Productions, Inc (Class A)	1,880
54,800	e	Kokuyo Co Ltd	758
249,350		K-Swiss, Inc (Class A)	7,373
4,300		Kuala Lumpur Kepong Bhd	9
1,989,019		Li & Fung Ltd	4,602
4,320		Makhteshim-Agan Industries Ltd	25
3,191		Massmart Holdings Ltd	27
18,252	*	Maui Land & Pineapple Co, Inc	548
2,620,652		McKesson Corp	124,350
219,168	*	Men's Wearhouse, Inc	5,852
153,962	*	Metals USA, Inc	3,150
1,179		Migros Turk TAS	10
1,382,409	v*	Mitsubishi Chemical Holdings Corp	9,099
9,000		Miyoshi Oil & Fat Co Ltd	22
132,137		Myers Industries, Inc	1,538
91,000		Nan Ya Plastics Corp	109
124,464	e	Nash Finch Co	5,251
900		Nestle Malaysia Bhd	6
1,400,008		Nike, Inc (Class B)	114,353
7,000		Nosan Corp	20
4,643	*	Novogen Ltd	17
395,323		Nu Skin Enterprises, Inc (Class A)	7,531
49,248	*	Nuco2, Inc	1,268
90,000		Olam International Ltd	74
42,052		Oriflame Cosmetics S.A. (SDR)	1,227
336,524		PaperlinX Ltd	812
445,256	e*	Performance Food Group Co	14,052
51,562	*	Perry Ellis International, Inc	1,121
8,300		PPB Group Bhd	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

		MATURITY	VALUE
SHARES	RATE	DATE	(000)

194,191	*	Priority Healthcare Corp (Class B)	$5,410
58,999	e*	Provide Commerce, Inc	1,432
71,000		PT Indofood Sukses Makmur Tbk	5
259,493		Reebok International, Ltd	14,680
235,659		Reliance Industries Ltd	4,254
8,069		Sadia S.A.	24
4,500		Sadia S.A. (ADR)	134
2,982,793	e	Safeway, Inc	76,360
7,000		San Miguel Corp	12
141,536	*	School Specialty, Inc	6,904
1,421,898		Seven & I Holdings Co Ltd	47,171
40,000		Sinopec Shanghai Petrochemical Co Ltd	14
107,379	*	Smart & Final, Inc	1,389
169,799	*	Source Interlink Cos, Inc	1,878
217,858	*	Spartan Stores, Inc	2,244
212,942		Stride Rite Corp	2,730
1,226,668		Supervalu, Inc	38,174
527,755	e	Swedish Match AB	6,316
3,516,868		Sysco Corp	110,324
13,000		Taiwan Fertilizer Co Ltd	14
2,484		Tansas Perakende Magazacilik Ticaret A.S.	4
3,400		Thai Olefins PCL	5
44,003		The Andersons, Inc	1,288
2,847		Tiger Brands Ltd	63
127,000		Tokuyama Corp	1,246
201,450	*	Tractor Supply Co	9,196
1,195		Ulker Gida Sanayi ve Ticaret A.S.	4
85,000		Unilever NV	6,073
882,499	e	Unilever NV (Cert)	62,935
1,154	*	Unipetrol	11
370,660	*	United Natural Foods, Inc	13,106
253,737	*	United Stationers, Inc	12,144
40,596		Valhi, Inc	730
274		Zentiva NV	13

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,401,718

		TOTAL COMMON STOCKS	113,353,548
		(Cost $94,994,281)

PRINCIPAL

SHORT-TERM INVESTMENTS - 6.14%

CERTIFICATES OF DEPOSIT - 0.40%
$ 75,000,000	Bank Of Montreal	3.730	10/17/05	74,999
50,000,000	Barclays Bank, plc	3.700	11/08/05	49,993

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 50,000,000		Barclays Bank, plc	3.730	10/17/05	$49,998
75,000,000		Canadian Imperial Bank of Commerce	3.650	10/06/05	74,999
25,000,000		First Tennessee Bank	3.720	12/06/05	24,991
25,000,000		Regions Bank (Alabama)	3.700	11/08/05	24,997
29,000,000		Societe Generale North America, Inc	3.800	11/28/05	28,998
50,000,000		SunTrust Bank	3.330	10/07/05	49,997
50,000,000		Toronto Dominion Bank	3.690	10/12/05	49,999
29,000,000		Wells Fargo	3.750	10/31/05	28,999

		TOTAL CERTIFICATES OF DEPOSIT			457,970

COMMERCIAL PAPER - 3.42%
80,000,000		Abbey National North America LLC	3.750	10/12/05	79,924
100,000,000		ABN Amro North America Finance, Inc	3.570	10/11/05	99,916
50,000,000		Aluminum Co of America	3.720	10/28/05	49,867
62,000,000		American Honda Finance Corp	3.620	10/06/05	61,980
38,000,000		American Honda Finance Corp	3.560	10/05/05	37,992
100,000,000	c	Anheuser-Busch Cos, Inc	3.770	10/03/05	99,969
18,600,000		Becton Dickinson & Co	3.740	10/31/05	18,540
100,000,000		BMW U.S. Capital Corp	3.850	10/03/05	99,968
50,000,000		Cargill Global Funding, plc	3.750	10/07/05	49,979
50,000,000		Cargill, Inc	3.840	10/03/05	49,984
69,000,000	c	Caterpillar Financial Services Corp	3.740	10/14/05	68,900
30,000,000	c	CC USA, Inc	3.270	10/20/05	29,946
71,000,000		Ciesco Lp	3.630	10/21/05	70,865
29,000,000	c	Ciesco Lp	3.560	10/11/05	28,976
50,000,000		Citigroup Funding, Inc	3.750	11/04/05	49,832
24,590,000		Coca-Cola Enterprises, Inc	3.730	10/14/05	24,561
50,000,000	c	Corporate Asset Funding Corp, Inc	3.620	11/04/05	49,831
46,430,000	c	Corporate Asset Funding Corp, Inc	3.650	10/28/05	46,307
50,000,000		Danske Corp	3.770	11/03/05	49,838
50,000,000		Depfa Bank plc	3.650	11/30/05	49,690
50,000,000		Dexia Bank	3.825	11/29/05	49,695
24,000,000	c	Dorada Finance, Inc	3.740	11/22/05	23,872
26,000,000	c,d	Dorada Finance, Inc	3.530	10/20/05	25,953
100,000,000	d	Edison Asset Securitization LLC	3.580	10/07/05	99,958
50,000,000		EI Du Pont de Nemours & Co	3.740	10/25/05	49,885
100,000,000	c	FCAR Owner Trust I	3.770	10/24/05	99,778
36,000,000	c	Gannett Co, Inc	3.750	11/02/05	35,886
13,880,000	c	Gannett Co, Inc	3.610	10/06/05	13,876
100,000,000		General Electric Capital Corp	3.690	11/14/05	99,556
57,000,000	c	Govco, Inc	3.790	11/02/05	56,819
25,000,000	c	Govco, Inc	3.570	10/25/05	24,942
18,000,000	c	Govco, Inc	3.600	10/14/05	17,979
25,000,000	c	Grampian Funding LLC	3.500	11/07/05	24,907
25,000,000	c,d	Grampian Funding LLC	3.580	10/28/05	24,934
50,000,000	c	Grampian Funding LLC	3.640	10/06/05	49,984
50,000,000		Greenwich Capital Holdings, Inc	3.860	10/03/05	49,984
50,000,000		Greyhawk Funding LLC	3.740	11/21/05	49,737
24,000,000	c	Greyhawk Funding LLC	3.680	10/11/05	23,980
10,000,000	c	Greyhawk Funding LLC	3.700	10/06/05	9,997

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 16,000,000	c	Greyhawk Funding LLC	3.630	10/04/05	$15,998
30,000,000		Harrier Finance Funding LLC	3.760	11/23/05	29,836
10,000,000		HBOS Treasury Services plc	3.760	10/31/05	9,968
100,000,000		HSBC Finance Corp	3.740	11/02/05	99,684
44,000,000	c	Kitty Hawk Funding Corp	3.750	10/25/05	43,897
7,145,000	c	Kitty Hawk Funding Corp	3.735	10/18/05	7,134
50,000,000		Morgan Stanley	3.760	10/05/05	49,990
100,000,000	c	Nestle Capital Corp	3.630	10/06/05	99,968
32,100,000		Paccar Financial Corp	3.740	10/31/05	31,997
35,200,000		Paccar Financial Corp	3.730	10/07/05	35,185
31,000,000	c	Park Avenue Receivables Corp	3.750	10/26/05	30,924
9,000,000	c	Park Avenue Receivables Corp	3.740	10/19/05	8,985
60,000,000	c	Park Avenue Receivables Corp	3.620	10/03/05	60,000
32,000,000		Pepsico, Inc	3.750	11/02/05	31,890
28,000,000	c	Pepsico, Inc	3.550	10/11/05	27,976
40,000,000		Pepsico, Inc	3.650	10/07/05	39,983
22,103,000	c	Preferred Receivables Funding	3.750	10/26/05	22,049
68,000,000	c	Preferred Receivables Funding	3.690	10/06/05	67,978
43,000,000		Private Export Funding Corp	3.680	11/29/05	42,738
25,000,000		Private Export Funding Corp	3.580	11/02/05	24,922
25,300,000	c	Private Export Funding Corp	3.720	10/20/05	25,255
7,000,000		Private Export Funding Corp	3.530	10/03/05	7,000
100,000,000		Procter & Gamble Co	3.730	11/01/05	99,697
100,000,000		Rabobank USA Finance Corp	3.760	10/05/05	99,979
35,000,000	c	Ranger Funding Co LLC	3.800	11/04/05	34,881
14,375,000	c	Ranger Funding Co LLC	3.800	11/02/05	14,329
50,000,000	c	Ranger Funding Co LLC	3.620	10/04/05	49,995
50,000,000		Royal Bank of Scotland plc	3.770	11/01/05	49,848
25,000,000		SBC Communications, Inc	3.760	11/02/05	24,921
50,000,000	c	SBC Communications, Inc	3.680	10/06/05	49,984
50,000,000		Scaldis Capital LLC	3.760	11/28/05	49,697
50,000,000	c	Scaldis Capital LLC	3.760	10/25/05	49,884
20,000,000		Shell International Finance	3.900	12/30/05	19,808
30,000,000		Shell International Finance	3.920	12/28/05	29,718
50,000,000		Shell International Finance	3.780	11/21/05	49,740
25,000,000		Societe Generale North America, Inc	3.760	11/21/05	24,870
25,000,000		Societe Generale North America, Inc	3.740	10/05/05	24,995
100,000,000		UBS Finance, (Delaware), Inc	3.750	10/11/05	99,916
50,000,000		United Technologies Corp	3.780	10/07/05	49,963
50,000,000	c	United Technologies Corp	3.730	10/05/05	49,989
10,000,000	c	Variable Funding Capital Corp	3.760	11/04/05	9,966
25,000,000	c	Variable Funding Capital Corp	3.570	10/06/05	24,992
30,000,000		Verizon Global Funding	3.640	10/11/05	29,975
20,000,000		Verizon Network Funding	3.580	10/06/05	19,994
25,000,000		Verizon Network Funding	3.830	10/03/05	24,992
56,600,000	c	Wal-Mart Stores, Inc	3.540	10/03/05	56,600
90,488,000	c	Yorktown Capital, LLC	3.580	10/03/05	90,488

		TOTAL COMMERCIAL PAPER			3,891,165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.07%
$ 105,300,000		Federal Home Loan Bank (FHLB)	3.540	10/26/05	$105,058
149,500,000		Federal Home Loan Bank (FHLB)	3.530	10/19/05	149,261
44,680,000		Federal Home Loan Bank (FHLB)	3.560	10/07/05	44,662
125,120,000		Federal Home Loan Bank (FHLB)	3.500	10/05/05	125,095
18,345,000		Federal Home Loan Mortgage Corp (FHLMC)	3.480	12/30/05	18,176
91,251,000		Federal Home Loan Mortgage Corp (FHLMC)	3.210	10/04/05	91,242
19,939,000		Federal Home Loan Mortgage Corp (FHLMC)	3.180	10/03/05	19,934
50,000,000		Federal National Mortgage Association (FNMA)	3.270	11/01/05	49,852
16,500,000		Federal National Mortgage Association (FNMA)	3.540	10/26/05	16,462
200,000,000		Federal National Mortgage Association (FNMA)	3.560	10/24/05	199,580
166,532,000		Federal National Mortgage Association (FNMA)	3.550	10/12/05	166,382
227,000,000		Federal National Mortgage Association (FNMA)	3.550	10/11/05	226,818

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,212,522

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.54%
50,000,000		Federal Farm Credit Bank (FFCB)	3.760	06/08/07	49,996
100,000,000		Federal Farm Credit Bank (FFCB)	3.750	06/06/07	99,993
100,000,000		Federal Farm Credit Bank (FFCB)	3.750	05/25/07	99,994
50,000,000		Federal Farm Credit Bank (FFCB)	3.750	05/24/07	49,997
100,000,000		Federal Farm Credit Bank (FFCB)	3.750	03/20/07	99,986
50,000,000		Federal Farm Credit Bank (FFCB)	3.250	02/01/07	49,976
74,800,000		Federal Farm Credit Bank (FFCB)	3.750	01/22/07	74,794
35,000,000		Federal Farm Credit Bank (FFCB)	3.760	12/28/06	34,998
50,000,000		Federal National Mortgage Association (FNMA)	3.651	09/07/06	49,976

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			609,710

VARIABLE NOTES - 0.71%
50,000,000		Bank of America Corp	3.815	12/15/05	50,000
50,000,000		Beta Finance, Inc	4.003	09/29/06	49,993
50,000,000		Beta Finance, Inc	3.888	08/11/06	49,996
50,000,000	d	CC USA, Inc	3.860	05/02/06	50,009
46,000,000		Citigroup Global Markets Holdings, Inc	4.040	02/23/07	46,069
50,000,000		Deutsche Bank	3.880	10/13/06	50,003
50,000,000		Dorada Finance, Inc	3.885	11/09/06	49,881
25,000,000		Harrier Finance Funding LLC	3.868	06/01/07	24,997
46,000,000		Harrier Finance Funding LLC	3.830	01/22/07	45,990
60,000,000		Links Finance LLC	3.835	02/15/07	59,989
39,000,000		Links Finance LLC	3.885	11/09/06	38,999
49,000,000		National City Corp	3.800	03/28/07	48,993
50,000,000		Sigma Finance, Inc	3.845	01/29/07	49,992
40,000,000		Sigma Finance, Inc	3.870	03/06/06	40,004
50,000,000		Toyota Motor Credit Corp	3.840	08/02/07	49,993
50,000,000		Wachovia Bank	3.800	10/06/06	50,000
50,000,000		Wells Fargo & Co	3.800	07/21/06	49,991

		TOTAL VARIABLE NOTES			804,899

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
(000)

TOTAL SHORT-TERM INVESTMENTS	$6,976,266
(Cost $6,975,807)

	TOTAL PORTFOLIO - 105.81%	120,377,302
(Cost $102,024,212)
	OTHER ASSETS & LIABILITIES, NET - (5.81%)	(6,604,713)

	NET ASSETS - 100.00%	$113,772,589

*	Non-income producing
a	Affiliated holding
b	In bankruptcy
c	Commercial Paper issued under the Private Placement exemption under Section 4(2)
of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund
Transactions with Affliated Companies - Stock Account
January 1, 2005 - September 30, 2005

	Value at	Purchase		Realized	Dividend	Shares at	Value at
Issue	December 31, 2004	Cost	Proceeds	Gain/(Loss)	Income	September 30, 2005	September 30, 2005

Brinker International, Inc	**	$22,628,925	$3,181,410	$579,876	$—	3,595,069	$135,030,792
Brocade Communications Systems, Inc	**	15,856,451	2,152,392	(1,318,019)	—	16,799,623	68,542,462
Information Development Co	**	519,215	—	—	—	325,100	2,495,474
Lear Corp	**	8,773,401	26,786,507	(14,327,401)	920,346	—	*
Max Re Capital Ltd	49,354,527	—	5,328,575	—	69,416	—	*
Northwest Airlines Corp	**	2,433,296	7,012,264	(22,222,810)	—	99,943	66,462
Playmates Holdings Ltd	**	8,217,942	31	(5)	383,872	119,150,000	18,430,602
Rhodia SA	**	32,175,227	23,694,489	11,007,593	—	36,378,665	74,561,904
TB S International Ltd	**	—	101,163	4,873	—	970,371	9,897,784

		$90,604,457	$68,256,831	$(26,275,893)	$1,373,634		$309,025,479

*	Not an affiliate as of September 30, 2005
**	Not an affiliate as of December 31, 2004

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	LOSS

E-mini S&P 500 Index	2,135	$131,761,525	December 2005	$(1,519,800)

COLLEGE RETIREMENT EQUITIES FUND - GROWTH ACCOUNT

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

			VALUE
SHARES			(000)

PREFERRED STOCK - 0.00%

PRIMARY METAL INDUSTRIES - 0.00%
13,200	v*	Superior Trust I	$—

		TOTAL PRIMARY METAL INDUSTRIES	—

		TOTAL PREFERRED STOCK	—
		(Cost $10)

COMMON STOCKS - 99.73%

APPAREL AND ACCESSORY STORES - 1.24%
2,872,969	e*	Kohl's Corp	144,166

		TOTAL APPAREL AND ACCESSORY STORES	144,166

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
884,674	e	Polo Ralph Lauren Corp	44,499

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	44,499

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.44%
2,605,102	e	Lowe's Cos, Inc	167,769

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	167,769

BUSINESS SERVICES - 12.92%
4,701,370	e	Adobe Systems, Inc	140,336
977,395	e	Autodesk, Inc	45,390
1,491,366	e*	Cognizant Technology Solutions Corp	69,483
4,451,966	e*	eBay, Inc	183,421
2,575,405	e*	Electronic Arts, Inc	146,515
816,903	e*	Google, Inc (Class A)	258,517
3,038	e*	IAC/InterActiveCorp Wts 02/04/09	35
4,841,350	e*	Juniper Networks, Inc	115,176
2,477,600	e*	McAfee, Inc	77,846
1,002,001	e*	Mercury Interactive Corp	39,679
7,853,536	e	Microsoft Corp	202,071
2,400	v*	NCP Litigation Trust	—
2,590,597	e	SAP AG. (Spon ADR)	112,250
293,650	e*	Shanda Interactive Entertainment Ltd	7,943
382,940	e*	Sina Corp	10,531
8,009	e*	SoftBrands, Inc	14
1,110,564	e*	Sohu.com, Inc	19,024
874	v*	Vast Solutions, Inc (Class B1)	—

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

874	v*	Vast Solutions, Inc (Class B2)	$—
874	v*	Vast Solutions, Inc (Class B3)	—
2,349,228	*	Yahoo!, Inc	79,498

		TOTAL BUSINESS SERVICES	1,507,729

CHEMICALS AND ALLIED PRODUCTS - 15.99%
494,919	e*	American Pharmaceutical Partners, Inc	22,598
4,084,468	e*	Amgen, Inc	325,410
1,492,080	e	Dow Chemical Co	62,175
2,873,078	e	Eli Lilly & Co	153,767
2,061,422	e*	Genentech, Inc	173,592
1,584,526	*	Genzyme Corp	113,515
5,810,098	e	Gillette Co	338,148
12,300	e	Mylan Laboratories, Inc	237
3,265,099	e	Procter & Gamble Co	194,143
7,120,074	e	Schering-Plough Corp	149,877
2,622,275	e*	Sepracor, Inc	154,688
5,345,001	e	Teva Pharmaceutical Industries Ltd (Spon ADR)	178,630

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,866,780

COMMUNICATIONS - 2.24%
2,261,051	e	America Movil S.A. de C.V., Series L	59,511
31,060	*	Comcast Corp (Special Class A)	894
105,329	e*	Level 3 Communications, Inc	244
4,820,771	e	Sprint Nextel Corp	114,638
15,200	b,v*	US Wireless Corp	—
2,389,724	e*	XM Satellite Radio Holdings, Inc	85,815

		TOTAL COMMUNICATIONS	261,102

EATING AND DRINKING PLACES - 0.41%
1,284,424	e	Brinker International, Inc	48,243

		TOTAL EATING AND DRINKING PLACES	48,243

ELECTRIC, GAS, AND SANITARY SERVICES - 0.86%
465,283	e	Dominion Resources, Inc	40,079
714,695	e	Exelon Corp	38,193
557,774	e	PG&E Corp	21,893

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	100,165

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 19.74%
4,318,597	e	Analog Devices, Inc	160,393
2,309,546	e*	Broadcom Corp (Class A)	108,341

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

11,760,262	e*	Cisco Systems, Inc	$210,861
914,279		Emerson Electric Co	65,645
530	e*	Freescale Semiconductor, Inc (Class B)	12
18,830,974	e	General Electric Co	634,039
422,316	e	Harman International Industries, Inc	43,190
5,818,992	e	Intel Corp	143,438
1,854,409	e*	Marvell Technology Group Ltd	85,507
9,937,403	e	Motorola, Inc	219,517
2,657,321	e	National Semiconductor Corp	69,888
3,586,212	e*	Network Appliance, Inc	85,137
8,026,134	e	Qualcomm, Inc	359,169
4,274,535	e	Xilinx, Inc	119,046

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,304,183

FOOD AND KINDRED PRODUCTS - 2.94%
3,168,428	e*	Constellation Brands, Inc (Class A)	82,379
4,589,981		PepsiCo, Inc	260,298

		TOTAL FOOD AND KINDRED PRODUCTS	342,677

FURNITURE AND HOMEFURNISHINGS STORES - 1.29%
3,753,016	e*	Bed Bath & Beyond, Inc	150,796

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	150,796

GENERAL MERCHANDISE STORES - 1.72%
2,437,288	e	Target Corp	126,568
1,683,770	e	Wal-Mart Stores, Inc	73,783

		TOTAL GENERAL MERCHANDISE STORES	200,351

HEALTH SERVICES - 3.07%
4,283,884	e*	Caremark Rx, Inc	213,894
2,315,267	e*	Express Scripts, Inc	144,010

		TOTAL HEALTH SERVICES	357,904

HOLDING AND OTHER INVESTMENT OFFICES - 0.20%
463,897		iShares Russell 1000 Growth Index Fund	23,116
22	v*	Pinnacle Holdings, Inc Wts 11/02/07	—
43	e	TEL Offshore Trust	—

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	23,116

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

HOTELS AND OTHER LODGING PLACES - 1.42%
1,592,020	e*	Las Vegas Sands Corp	$52,393
1,979,802	e	Starwood Hotels & Resorts Worldwide, Inc	113,185

		TOTAL HOTELS AND OTHER LODGING PLACES	165,578

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.17%
852,900	*	Apple Computer, Inc	45,724
6,936,871	e	Applied Materials, Inc	117,649
176,056	e	Caterpillar, Inc	10,343
8,317,265	e*	Dell, Inc	284,450
934,620	e	Eaton Corp	59,395
1,786,809	e*	SanDisk Corp	86,214
108,879	v*	Seagate Technology, Inc (Escrow)	—

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	603,775

INSTRUMENTS AND RELATED PRODUCTS - 7.20%
200	*	Baxter International, Inc (Contingent Value Rts)	—
2,951,183		Johnson & Johnson	186,751
4,945,256	e	Medtronic, Inc	265,165
5,308,836	*	St. Jude Medical, Inc	248,454
2,030,937	e*	Zimmer Holdings, Inc	139,911

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	840,281

INSURANCE CARRIERS - 2.59%
822,532	e	Aetna, Inc	70,853
1,219,170	e	Progressive Corp	127,732
1,368,745	*	WellPoint, Inc	103,778

		TOTAL INSURANCE CARRIERS	302,363

LEATHER AND LEATHER PRODUCTS - 0.87%
3,252,352	e*	Coach, Inc	101,994

		TOTAL LEATHER AND LEATHER PRODUCTS	101,994

METAL MINING - 0.80%
2,136,182	e	Companhia Vale do Rio Doce (ADR)	93,693

		TOTAL METAL MINING	93,693

MISCELLANEOUS RETAIL - 0.44%
1,764,999		CVS Corp	51,203

		TOTAL MISCELLANEOUS RETAIL	51,203

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

MOTION PICTURES - 0.96%
7,193,090	e	News Corp (Class A)	$112,140

		TOTAL MOTION PICTURES	112,140

NONDEPOSITORY INSTITUTIONS - 3.06%
4,613,958	e	American Express Co	265,026
1,717,509	e	SLM Corp	92,127

		TOTAL NONDEPOSITORY INSTITUTIONS	357,153

OIL AND GAS EXTRACTION - 2.42%
1,994,316	e	Baker Hughes, Inc	119,021
1,232	e*	Cimarex Energy Co	56
1,797,164	e	Halliburton Co	123,142
655,288	e*	Transocean, Inc	40,176

		TOTAL OIL AND GAS EXTRACTION	282,395

PETROLEUM AND COAL PRODUCTS - 1.61%
1,506,661	e	EOG Resources, Inc	112,849
1,189,794	e	Exxon Mobil Corp	75,600

		TOTAL PETROLEUM AND COAL PRODUCTS	188,449

PRIMARY METAL INDUSTRIES - 0.68%
4,083,172	*	Corning, Inc	78,928

		TOTAL PRIMARY METAL INDUSTRIES	78,928

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
2,800	b,v*	Uniroyal Technology Corp	—

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	—

SECURITY AND COMMODITY BROKERS - 1.85%
2,942,447	e*	Ameritrade Holding Corp	63,204
1,195,355	e	Goldman Sachs Group, Inc	145,331
251,859	*	Refco, Inc	7,120

		TOTAL SECURITY AND COMMODITY BROKERS	215,655

TRANSPORTATION BY AIR - 0.42%
3,339,259	e	Southwest Airlines Co	49,588

		TOTAL TRANSPORTATION BY AIR	49,588

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

TRANSPORTATION EQUIPMENT - 3.74%
1,716,090	e	Boeing Co			$116,608
777,113	e	General Dynamics Corp			92,904
1,800	v*	Mascotech (Escrow)			—
83,207	e	Northrop Grumman Corp			4,522
4,285,900		United Technologies Corp			222,181

		TOTAL TRANSPORTATION EQUIPMENT			436,215

WATER TRANSPORTATION - 0.65%
1,526,502	e	Carnival Corp			76,295

		TOTAL WATER TRANSPORTATION			76,295

WHOLESALE TRADE-DURABLE GOODS - 0.00%
151	*	Timco Aviation Services			—
482	*	Timco Aviation Services, Inc Wts 02/27/07			—

		TOTAL WHOLESALE TRADE-DURABLE GOODS			—

WHOLESALE TRADE-NONDURABLE GOODS - 1.41%
3,038	e*	Expedia, Inc Wts 02/04/09			26
2,011,957	e	Nike, Inc (Class B)			164,337

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			164,363

		TOTAL COMMON STOCKS			11,639,548
		(Cost $10,154,827)

PRINCIPAL

SHORT-TERM INVESTMENTS - 4.29%

CERTIFICATES OF DEPOSIT - 0.52%
$ 10,000,000		BNP Paribas	4.155	03/31/06	10,000
10,000,000		Canadian Imperial Bank of Commerce	4.300	09/28/06	9,992
10,000,000		Deutsche Bank	4.105	08/25/06	9,977
10,000,000		First Tennessee Bank	3.570	10/03/05	10,000
10,000,000		PNC Bank, NA	3.610	12/30/05	9,992
10,000,000		Toronto Dominion Bank	3.853	07/05/06	9,962

		TOTAL CERTIFICATES OF DEPOSIT			59,923

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

COMMERCIAL PAPER - 2.09%
$ 20,000,000		ABN Amro North America Finance, Inc	3.760	11/30/05	$19,876
17,000,000	c	Beta Finance, Inc	3.970	03/23/06	16,668
17,000,000	c	Cargill Global Funding, plc	3.850	10/03/05	16,995
11,000,000	c	Ciesco Lp	3.610	10/17/05	10,984
14,200,000		Ciesco Lp	3.630	10/21/05	14,173
25,000,000	c	Dorada Finance, Inc	3.775	10/25/05	24,942
10,000,000	c	Harrier Finance Funding LLC	3.700	11/01/05	9,969
20,000,000	c	Kitty Hawk Funding Corp	3.750	10/25/05	19,953
25,000,000	c	Links Finance LLC	3.870	10/03/05	24,992
25,000,000	c	Park Avenue Receivables Corp	3.790	11/02/05	24,920
20,000,000	c	Procter & Gamble Co	3.530	10/24/05	19,956
21,000,000		Rabobank USA Finance Corp	3.870	10/03/05	20,993
20,000,000		Scaldis Capital LLC	3.760	11/28/05	19,879

		TOTAL COMMERCIAL PAPER			244,300

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.55%
7,500,000		Federal Farm Credit Bank (FFCB)	3.700	07/05/06	7,466
66,704,000		Federal Home Loan Bank (FHLB)	3.500	10/05/05	66,691
42,183,000		Federal Home Loan Mortgage Corp (FHLMC)	3.180	10/03/05	42,172
50,000,000		Federal National Mortgage Association (FNMA)	3.650	11/09/05	49,811
15,084,000		Federal National Mortgage Association (FNMA)	3.330	11/10/05	15,025

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			181,165

VARIABLE NOTES - 0.13%
15,000,000		Harrier Finance Funding LLC	3.901	06/26/06	14,998

		TOTAL VARIABLE NOTES			14,998

		TOTAL SHORT-TERM INVESTMENTS			500,386
		(Cost $500,469)

		TOTAL PORTFOLIO - 104.02%			12,139,934
		(Cost $10,655,306)

		OTHER ASSETS & LIABILITIES, NET - (4.02%)			(468,745)

		NET ASSETS - 100.00%			$11,671,189

	*	Non-income producing
	b	In bankruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2)
		of the Securities Act of 1933.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary By Country (Unaudited)
September 30, 2005

	VALUE	%

DOMESTIC
UNITED STATES	$6,366,538,430	52.45%

TOTAL DOMESTIC	6,366,538,430	52.45

FOREIGN
AUSTRALIA	169,387,913	1.40
AUSTRIA	12,290,991	0.10
BELGIUM	52,968,502	0.44
BRAZIL	15,942,270	0.13
CANADA	371,001,865	3.06
DENMARK	65,315,846	0.54
FINLAND	67,037,465	0.55
FRANCE	676,835,505	5.58
GERMANY	553,428,918	4.56
GREECE	30,540,889	0.25
HONG KONG	81,365,793	0.67
INDIA	24,213,289	0.20
IRELAND	48,844,684	0.40
ITALY	208,043,850	1.71
ISRAEL	9,979,212	0.08
JAPAN	1,275,750,678	10.51
LUXEMBOURG	21,588,887	0.18
MALAYSIA	19,085,564	0.16
NETHERLANDS	230,830,510	1.90
NEW ZEALAND	5,279,377	0.04
NORWAY	47,385,822	0.39
PORTUGAL	7,917,072	0.07
REPUBLIC OF KOREA	27,353,164	0.22
SINGAPORE	89,991,940	0.74
SPAIN	203,162,640	1.67
SWEDEN	117,855,602	0.97
SWITZERLAND	290,409,059	2.39
TAIWAN (REPUBLIC OF CHINA	50,560,726	0.42
UNITED KINGDOM	998,258,768	8.22

FOREIGN	5,772,626,801	47.55

TOTAL PORTFOLIO	$12,139,165,231	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.42%
CHEMICALS AND ALLIED PRODUCTS - 0.02%
19,247	e	Henkel KGaA	$1,756

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,756

HOLDING AND OTHER INVESTMENT OFFICES - 0.10%
148,300		Simon Property Group, Inc	10,992

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,992

MOTION PICTURES - 0.17%
1,153,981		ProSiebenSat.1 Media AG.	20,007

		TOTAL MOTION PICTURES	20,007

INSURANCE CARRIERS - 0.00%
7,402		Great-West Lifeco, Inc (Series E)	180
2,413		Great-West Lifeco, Inc (Series F)	56

		TOTAL INSURANCE CARRIERS	236

TRANSPORTATION EQUIPMENT - 0.13%
19,650		Porsche AG.	15,156

		TOTAL TRANSPORTATION EQUIPMENT	15,156

		TOTAL PREFERRED STOCKS	48,147
		(Cost $46,947)

COMMON STOCKS - 98.58%

AGRICULTURAL PRODUCTION-CROPS - 0.03%
20,000		Chiquita Brands International, Inc	559
157,886		Gallaher Group plc	2,458

		TOTAL AGRICULTURAL PRODUCTION-CROPS	3,017

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.03%
84,500	e	Pilgrim's Pride Corp	3,076

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	3,076

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

AGRICULTURAL SERVICES - 0.12%
28,499		Syngenta AG.	$2,995
617,462		Yara International ASA	11,191

		TOTAL AGRICULTURAL SERVICES	14,186

AMUSEMENT AND RECREATION SERVICES - 0.44%
108,700		EMI Group plc	466
27,315		Gamesa Corp Tecnologica S.A.	421
194,279		Harrah's Entertainment, Inc	12,665
536,632		Intrawest Corp	14,616
7,957		Lottomatica S.p.A.	303
493,036		OPAP S.A.	15,360
9,300		Oriental Land Co Ltd	532
28,200		Sankyo Co Ltd (Gunma)	1,488
20,000	e	Sega Sammy Holdings, Inc	790
131,119		TABCORP Holdings Ltd	1,727
62,850	e	TUI AG.	1,343
31,879		UNiTAB Ltd	319
1,700		Westwood One, Inc	34
57,300		William Hill plc	591

		TOTAL AMUSEMENT AND RECREATION SERVICES	50,655

APPAREL AND ACCESSORY STORES - 0.20%
37,300		Abercrombie & Fitch Co (Class A)	1,859
33,900		American Eagle Outfitters, Inc	798
42,000		Bebe Stores, Inc	735
71,000	*	Chico's FAS, Inc	2,613
14,059		Douglas Holding AG.	536
18,500	e	Fast Retailing Co Ltd	1,405
21,900		Foot Locker, Inc	480
87,800		Gap, Inc	1,530
133,985		Hennes & Mauritz AB (B Shs)	4,793
100,900	*	Kohl's Corp	5,063
48,100		Limited Brands, Inc	983
63,800	*	Payless Shoesource, Inc	1,110
19,988		Ross Stores, Inc	474
2,900		Shimamura Co Ltd	322

		TOTAL APPAREL AND ACCESSORY STORES	22,701

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
43,508		Ansell Ltd	375
7,900		Aoyama Trading Co Ltd	223
16,182		Benetton Group S.p.A.	174
259,000		Esprit Holdings Ltd	1,936
133,000		Gunze Ltd	670
16,700		Jones Apparel Group, Inc	476

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

79,000	e	Kuraray Co Ltd	$701
16,100		Liz Claiborne, Inc	633
14,655	*	Maidenform Brands, Inc	201
101,000		Mitsubishi Rayon Co Ltd	453
27,000		Nisshinbo Industries, Inc	234
30,000		Onward Kashiyama Co Ltd	476
32,100		Polo Ralph Lauren Corp	1,615
18,000		Tokyo Style Co Ltd	191
536,000		Toyobo Co Ltd	1,324
12,500		VF Corp	725
23,000		Wacoal Holdings Corp	305

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	10,712

AUTO REPAIR, SERVICES AND PARKING - 0.05%
40,800		Aisin Seiki Co Ltd	1,159
461,000		ComfortDelgro Corp Ltd	409
77,400	e	Lear Corp	2,629
39,500		NOK Corp	1,178
355	*	PHH Corp	10
23,000		Sumitomo Rubber Industries, Inc	274

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,659

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.03%
15,150	*	Advance Auto Parts	586
3,200		Autobacs Seven Co Ltd	125
25,300	*	Autonation, Inc	505
8,300	*	Autozone, Inc	691
19,481	e	Canadian Tire Corp (Class A)	1,056
15,200	*	Carmax, Inc	475

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,438

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
1,260,000		Cheung Kong Infrastructure Holdings Ltd	4,207
8,890		Fastenal Co	543
58,896		Grafton Group plc	596
685,200		Home Depot, Inc	26,133
242,200		Lowe's Cos, Inc	15,598
30,442	*	RONA, Inc	602
30,200		Sherwin-Williams Co	1,331
16,300		Travis Perkins plc	409
1,658,004		Wolseley plc	35,169

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	84,588

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

BUSINESS SERVICES - 5.35%
7,644		Acciona S.A.	$878
34,586		Adecco S.A. (Regd)	1,586
514,480		Adobe Systems, Inc	15,357
141,500		Aegis Group plc	351
4,000		Aeon Credit Service Co Ltd	291
94,700	*	Affiliated Computer Services, Inc (Class A)	5,171
249,026	e*	Aker Kvaerner ASA	14,733
10,300	*	Alliance Data Systems Corp	403
13,800		Asatsu-DK, Inc	431
16,345	*	Atos Origin S.A.	1,160
65,000		Autodesk, Inc	3,019
151,800		Automatic Data Processing, Inc	6,533
77,975		Autostrade S.p.A.	2,011
212,400	*	BEA Systems, Inc	1,907
88,100	*	BMC Software, Inc	1,859
18,963	e*	Business Objects S.A.	653
42,200	*	Cadence Design Systems, Inc	682
35,049	*	Cap Gemini S.A.	1,368
79,400		Capita Group plc	529
1,443,686		Cendant Corp	29,798
26,900	*	Ceridian Corp	558
11,800		Certegy, Inc	472
87,580	*	CGI Group, Inc (Class A)	641
245,600	*	ChoicePoint, Inc	10,603
3,837,294		Cintra Concesiones de Infraestructuras de Transporte S.A.	52,880
23,962	*	Citrix Systems, Inc	602
39,364	*	Cognizant Technology Solutions Corp	1,834
25,158	*	Cognos, Inc	975
66,000		Computer Associates International, Inc	1,835
583,100	*	Computer Sciences Corp	27,586
105,830		Computershare Ltd	533
54,925	*	Compuware Corp	522
28,000	*	Convergys Corp	402
22,800	*	Cookson Group plc	133
36,300		CSK Holdings Corp	1,601
18,077		Dassault Systemes S.A.	937
59,000		Datacraft Asia Ltd	57
14,100		Deluxe Corp	566
863	e	Dentsu, Inc	2,452
155,652		Deutsche Post AG. (Regd)	3,652
242,900	*	DST Systems, Inc	13,318
148,321	e*	Earthlink, Inc	1,587
188,073	*	eBay, Inc	7,749
44,354	*	Electronic Arts, Inc	2,523
672,300		Electronic Data Systems Corp	15,086
14,900	*	Elpida Memory, Inc	436
64,100		Equifax, Inc	2,240
300,000	*	Fastweb	13,459
64,820		First Choice Holidays plc	243
847,800		First Data Corp	33,912
289,696	*	Fiserv, Inc	13,288

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

18,600		Fuji Soft ABC, Inc	$487
35,696	e	Getronics NV	438
7,200	*	Getty Images, Inc	619
29,800	*	Google, Inc (Class A)	9,431
160,420		Group 4 Securicor plc	429
16,100		GTECH Holdings Corp	516
33,000		Haw Par Corp Ltd	102
193,900		Hays plc	421
9,900		Hitachi Software Engineering Co Ltd	159
32,200		IMS Health, Inc	810
12	*	Index Corp	16
36,120		Indra Sistemas S.A.	795
13,100	*	Infospace, Inc	313
22,400	*	Intergraph Corp	1,002
54,300	*	Interpublic Group of Cos, Inc	632
21,880		Intracom S.A.	152
274,560	*	Intuit, Inc	12,303
34,150		iSOFT Group plc	261
21,200	e	Itochu Techno-Science Corp	743
59,315	*	Juniper Networks, Inc	1,411
146,000		Keppel Land Ltd	320
300	*	Kinetic Concepts, Inc	17
13,600		Konami Corp	307
10,316	*	Lamar Advertising Co	468
111,700		LogicaCMG plc	348
11,400		Manpower, Inc	506
4,200		Meitec Corp	135
12,484	*	Mercury Interactive Corp	494
5,410,384		Microsoft Corp	139,209
328,139		Misys plc	1,173
55,150	e	Namco Bandai Holdings, Inc	920
21	e	NET One Systems Co Ltd	41
6,100		Nomura Research Institute Ltd	705
352		NTT Data Corp	1,360
1,950		Obic Co Ltd	332
177,500		Omnicom Group, Inc	14,844
12,898	*	Open Text Corp	182
753,300	*	Oracle Corp	9,333
6,600	e	Oracle Corp Japan	291
260,600	*	Parametric Technology Corp	1,816
1	*	Peregrine Systems, Inc	-
94,764	*	Pixar	4,218
27,349		Public Power Corp	604
646,612	e	Publicis Groupe S.A.	20,643
778	e	Rakuten, Inc	596
11,973		Randstad Holdings NV	461
224,400		Rentokil Initial plc	656
516,797		Reuters Group plc	3,422
19,300		Robert Half International, Inc	687
209,168		Sage Group plc	853
64,337		SAP AG.	11,154
75		SAP AG. (Spon ADR)	3

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

47,500		Secom Co Ltd	$2,288
76,118	e	Securitas AB (B Shs)	1,182
54,300		Seiko Epson Corp	1,399
58,900		Serco Group plc	267
896,833		ServiceMaster Co	12,143
1,165		SGS S.A.	902
115,661		Siebel Systems, Inc	1,195
8,833		Societe Des Autoroutes Paris-Rhin-Rhone	596
1,192,738	*	Sun Microsystems, Inc	4,676
49,800	*	Sybase, Inc	1,166
1	*	Symantec Corp	—
21,650	*	Synopsys, Inc	409
64,676	*	Telelogic AB	149
25,511	e	Tietoenator Oyj	860
20,800		TIS, Inc	433
57,995	e*	Tiscali S.p.A.	202
432,000	e	Tokyu Corp	2,295
19,500	e	Trend Micro, Inc	618
52,500	*	Unisys Corp	349
383,427	*	VeriSign, Inc	8,194
204,500		Waste Management, Inc	5,851
54,000	*	WebMD Corp	598
319,000		Wharf Holdings Ltd	1,244
95,067		WM-Data AB (B Shs)	257
199,824		WPP Group plc	2,040
975	*	Yahoo! Japan Corp	1,161
975	e	Yahoo! Japan Corp	1,144
318,280	*	Yahoo!, Inc	10,771

		TOTAL BUSINESS SERVICES	610,929

CHEMICALS AND ALLIED PRODUCTS - 9.62%
244,037		Abbott Laboratories	10,347
33,700	*	Agrium, Inc	743
83,586	e	Air Liquide S.A	15,419
58,900		Air Products & Chemicals, Inc	3,248
933,735	e	Akzo Nobel NV	40,831
5,500		Alfresa Holdings Corp	256
780,998	*	Amgen, Inc	62,222
23,301	*	Angiotech Pharmaceuticals, Inc	325
497,600		Asahi Kasei Corp	2,722
1,104,900	e	Astellas Pharma, Inc	41,626
870,975		AstraZeneca plc (United Kingdom)	40,601
11,700		Avery Dennison Corp	613
214,600		Avon Products, Inc	5,794
411,022	e	BASF AG.	30,972
695,398	e	Bayer AG.	25,563
4,343		Beiersdorf AG.	500
62,068	*	Biogen Idec, Inc	2,450
37,123	*	Biovail Corp International	867
97,496		BOC Group plc	1,989

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

226,424		Boots Group plc	$2,437
269,558		Bristol-Myers Squibb Co	6,486
20,000		Cabot Corp	660
110,000		Celanese Corp (Series A)	1,898
16,477	*	Chiron Corp	719
2,216,900		Chugai Pharmaceutical Co Ltd	42,347
21,400		Clorox Co	1,189
222,300		Colgate-Palmolive Co	11,735
53,912	e	CSL Ltd	1,581
42,000		Daicel Chemical Industries Ltd	272
92,000		Dainippon Ink and Chemicals, Inc	303
195,000		Denki Kagaku Kogyo KK	704
342,113		Dow Chemical Co	14,256
533,918		DSM NV	21,043
236,700		Du Pont (E.I.) de Nemours & Co	9,272
30,100		Eastman Chemical Co	1,414
22,700		Ecolab, Inc	725
77,700	e	Eisai Co Ltd	3,325
112,112	*	Elan Corp plc	1,014
175,300		Eli Lilly & Co	9,382
33,000		Engelhard Corp	921
15,800		Estee Lauder Cos (Class A)	550
35,000	*	FMC Corp	2,003
104,100	*	Genentech, Inc	8,766
64,485	*	Genzyme Corp	4,620
112,316	*	Gilead Sciences, Inc	5,477
198,030		Gillette Co	11,525
1,793		Givaudan S.A. (Regd)	1,153
1,459,736		GlaxoSmithKline plc	37,238
9,515,100		Global Bio-Chem Technology Group Co Ltd	4,354
8,000,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	72
15,600		Hitachi Chemical Co Ltd	326
121,658	*	Hospira, Inc	4,984
64,700	*	Huntsman Corp	1,265
157,156		Imperial Chemical Industries plc	832
11,700		International Flavors & Fragrances, Inc	417
11,814	*	Invitrogen Corp	889
33,000		Ishihara Sangyo Kaisha Ltd	70
33,400	e	JSR Corp	695
84,000	e	Kaken Pharmaceutical Co Ltd	626
49,000		Kaneka Corp	640
28,000		Kansai Paint Co Ltd	176
141,700	e	Kao Corp	3,494
70,000	*	King Pharmaceuticals, Inc	1,077
140,500		Kingboard Chemical Holdings Ltd	350
16,430		Kose Corp	561
96,000	e	Kyowa Hakko Kogyo Co Ltd	746
10,251		Lonza Group AG. (Regd)	607
84,821	e	L'Oreal S.A.	6,591
156,900		Lyondell Chemical Co	4,490
178,082		Mayne Group Ltd	732
19,800	e	Mediceo Paltac Holdings Co Ltd	316

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

34,816	*	Medimmune, Inc	$1,172
654,700		Merck & Co, Inc	17,814
15,063		Merck KGaA	1,272
413,644		Methanex Corp	6,137
44,832	*	Millennium Pharmaceuticals, Inc	418
182,000		Mitsubishi Gas Chemical Co, Inc	1,217
169,000	e	Mitsui Chemicals, Inc	999
78,700		Monsanto Co	4,938
23,000		Nippon Kayaku Co Ltd	181
124,000		Nippon Shokubai Co Ltd	1,314
58,000		Nissan Chemical Industries Ltd	728
450,289		Nova Chemicals Corp	16,586
916,358		Novartis AG. (Regd)	46,662
68,767		Novo Nordisk a/s (B Shs)	3,411
13,916		Novozymes a/s	719
4,938		Omega Pharma S.A.	280
68,187		Orica Ltd	1,093
21,802		Orion Oyj	488
3,591,500		Pfizer, Inc	89,680
27,699	e	Potash Corp of Saskatchewan	2,586
94,820		PPG Industries, Inc	5,612
41,500		Praxair, Inc	1,989
1,490,968		Procter & Gamble Co	88,653
39,344	e*	Qiagen NV	510
23,503	*	QLT, Inc	179
138,854		Reckitt Benckiser plc	4,242
8,400,000	e*	Rhodia S.A.	17,217
273,803	e	Roche Holding AG. (Genusscheine)	38,185
57,500		Rohm & Haas Co	2,365
567,449		Sanofi-Aventis	47,035
57,000		Sanofi-Aventis (ADR)	2,368
36,100		Santen Pharmaceutical Co Ltd	936
49,360		Schering AG.	3,130
1,069,700		Schering-Plough Corp	22,517
73,000		Sekisui Chemical Co Ltd	521
14,398	e	Serono S.A. (B Shs)	9,504
105,700		Shin-Etsu Chemical Co Ltd	4,616
1,121,000		Shionogi & Co Ltd	15,281
72,600	e	Shiseido Co Ltd	1,048
157,000		Showa Denko KK	503
19,432		Sigma-Aldrich Corp	1,245
16,670		Solvay S.A.	1,945
74,000	e	Sumitomo Bakelite Co Ltd	508
2,043,000		Sumitomo Chemical Co Ltd	12,654
28,000		Suzuken Co Ltd	810
33,000	e	Taisho Pharmaceutical Co Ltd	595
34,000		Taiyo Nippon Sanso Corp	213
350,700	e	Takeda Pharmaceutical Co Ltd	20,917
53,000		Tanabe Seiyaku Co Ltd	536
183,000		Teijin Ltd	1,069
298,600		Teva Pharmaceutical Industries Ltd (Spon ADR)	9,979
2,699,401		Toray Industries, Inc	14,385

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

201,000		Tosoh Corp	$857
114,000		UBE Industries Ltd	308
22,582		UCB S.A.	1,196
53,000	*	Watson Pharmaceuticals, Inc	1,940
97,608		Wesfarmers Ltd	2,993
16,600		Westlake Chemical Corp	450
804,300		Wyeth	37,215
41,196		Zeltia S.A.	300
23,000		Zeon Corp	252

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,098,886

COAL MINING - 0.03%
10,300		Byd Co Ltd (H Shs)	16
12,700		Consol Energy, Inc	969
10,500		Massey Energy Co	536
19,000		Peabody Energy Corp	1,603

		TOTAL COAL MINING	3,124

COMMUNICATIONS - 5.12%
23,628	e	Aliant, Inc	583
15,800		Alltel Corp	1,029
95,500	*	American Tower Corp (Class A)	2,383
19,882		Antena 3 de Television S.A.	361
189,100		AT&T Corp	3,744
53,600	*	Avaya, Inc	552
92,159	e*	BCE, Inc	2,529
41,921		Belgacom S.A.	1,426
388,100		BellSouth Corp	10,207
216,596		British Sky Broadcasting plc	2,148
2,487,865		BT Group plc	9,782
348,551		Cable & Wireless plc	882
142,100	*	Cablevision Systems Corp (Class A)	4,358
55,000		CenturyTel, Inc	1,924
188,300	*	Cincinnati Bell, Inc	830
207,300	*	Clear Channel Communications, Inc	6,818
1,678,668	*	Comcast Corp (Class A)	49,319
47,228	*	Comcast Corp (Special Class A)	1,359
30,700		Commonwealth Telephone Enterprises, Inc	1,157
35,000	e	COMSYS Holdings Corp	406
65,215		Cosmote Mobile Telecommunications S.A.	1,300
104,000	*	Crown Castle International Corp	2,562
1,823,235		Deutsche Telekom AG. (Regd)	33,280
105,800	*	DIRECTV Group, Inc	1,585
141,348		EchoStar Communications Corp (Class A)	4,180
212,009		Eircom Group plc	501
83,295	*	Eircom Group plc	59
49,382		Elisa Oyj	856
819,237	e	France Telecom S.A.	23,587

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

44		Fuji Television Network, Inc	$99
41,500		Fujikura Ltd	255
9,700		Global Payments, Inc	754
64,102		GN Store Nord	849
87,664	*	Hellenic Telecommunications Organization S.A.	1,759
3,100		Hikari Tsushin, Inc	197
436,000	*	Hutchison Telecommunications International Ltd	632
510,549	*	IAC/InterActiveCorp	12,942
565,814		ITV plc	1,131
2,549	e	KDDI Corp	14,394
624,000		KT Freetel Co Ltd	15,667
10,800	e*	Level 3 Communications, Inc	25
32,156	*	Liberty Global, Inc	871
33,756	*	Liberty Global, Inc (Series C)	869
440,300	*	Liberty Media Corp (Class A)	3,544
83,631	*	Marconi Corp plc	470
104,500		Maxis Communications Bhd	262
1,902,013		Mediaset S.p.A.	22,576
13,185	*	Modern Times Group AB (B Shs)	498
10,869	*	NII Holdings, Inc (Class B)	918
3,385		Nippon Telegraph & Telephone Corp	16,665
12,157	*	NTL, Inc	812
4,800		NTT DoCoMo, Inc	8,555
106,000		PanAmSat Holding Corp	2,565
277,639		Portugal Telecom SGPS S.A. (Regd)	2,544
123,000	*	Premiere Global Services, Inc	1,006
19,592		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	208
34,129	e	Publishing & Broadcasting Ltd	430
234,100	*	Qwest Communications International, Inc	960
41,825	*	Research In Motion Ltd	2,858
50,772		Rogers Communications, Inc	2,002
2,728,077		Royal KPN NV	24,537
845,768		SBC Communications, Inc	20,273
1,053,051	*	Seat Pagine Gialle S.p.A.	521
1,372,140		SES Global S.A.	21,589
49,562	e	Shaw Communications, Inc	1,038
2,096,114		Singapore Telecommunications Ltd	3,040
36,728	*	Sky Network Television Ltd	157
215,000		SmarTone Telecommunications Holding Ltd	223
31,625	e	Societe Television Francaise 1 (T.F.1)	842
10,555	*	Sogecable S.A.	413
1,427,711		Sprint Nextel Corp	33,951
7,947		Swisscom AG. (Regd)	2,607
15,928,000		Taiwan Mobile Co Ltd	15,167
34,630	e	Tandberg ASA	464
101,232	e	Tele2 AB (B Shs)	1,035
495,766	e	Telecom Corp of New Zealand Ltd	2,069
4,486,657		Telecom Italia S.p.A.	14,632
137,500		Telecom Italia S.p.A. (RNC)	384
1,201,177		Telefonica S.A.	19,724
108,535		Telekom Austria AG.	2,166
90,700		Telekom Malaysia Bhd	250
268,001		Telenor ASA	2,403
8,901	e	Telephone & Data Systems, Inc	334
16,460		Telephone and Data Systems, Inc (Non-Vote)	642
72,000		Television Broadcasts Ltd	440
3,283,069		TeliaSonera AB	15,631
683,541	e	Telstra Corp Ltd	2,124
18,700		TELUS Corp	782
44,212		TELUS Corp (Non-Vote)	1,804
46,200		Tokyo Broadcasting System, Inc	1,074
31,700	*	Univision Communications, Inc (Class A)	841
1,439,933		Verizon Communications, Inc	47,071
14,710,363		Vodafone Group plc	38,386
793,305		Vodafone Group plc (Spon ADR)	20,602
4,886	*	West Corp	183
30,352	e*	XM Satellite Radio Holdings, Inc	1,090

		TOTAL COMMUNICATIONS	585,513

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

DEPOSITORY INSTITUTIONS - 11.90%
42,000		77 Bank Ltd	$309
499,049		ABN AMRO Holding NV	11,991
244,355		Allied Irish Banks plc	5,215
78,108		Alpha Bank S.A.	2,217
48,400		AmSouth Bancorp	1,223
216,200	v*	Ashikaga Financial Group, Inc	—
16,893		Associated Banc-Corp	515
1,122,243	e	Australia & New Zealand Banking Group Ltd	20,568
49,464	e	Banca Antonveneta S.p.A.	1,562
76,456		Banca Fideuram S.p.A.	439
1,155,459		Banca Intesa S.p.A.	5,402
304,787	e	Banca Monte dei Paschi di Siena S.p.A.	1,356
336,594	e*	Banca Nazionale del Lavoro S.p.A.	1,084
110,069		Banca Popolare di Milano	1,131
97,081		Banche Popolari Unite Scrl	1,977
883,177		Banco Bilbao Vizcaya Argentaria S.A.	15,535
77,880		Banco BPI S.A. (Regd)	347
524,519		Banco Comercial Portugues S.A. (Regd)	1,461
27,016		Banco Espirito Santo S.A. (Regd)	433
104,644		Banco Popolare di Verona e Novara Scrl	1,980
225,372		Banco Popular Espanol S.A.	2,755
1,546,161		Banco Santander Central Hispano S.A.	20,375
10,297		Bank Austria Creditanstalt AG.	1,154
2,095,957		Bank of America Corp	88,240
357,000		Bank of East Asia Ltd	1,045
111,000	e	Bank of Fukuoka Ltd	801
21,111		Bank of Ireland (Dublin)	335
255,776		Bank of Ireland (London)	4,040
99,000	e	Bank of Kyoto Ltd	992
129,962	e	Bank of Montreal	6,472
377,900		Bank of New York Co, Inc	11,114
262,986	e	Bank of Nova Scotia	9,836
472,000	*	Bank of Yokohama Ltd	3,602
5,297,581		Barclays plc	53,701
912,375		Bayerische Hypo-und Vereinsbank AG.	25,784
76,000		BB&T Corp	2,968
522,472		BNP Paribas	39,842
936,500		BOC Hong Kong Holdings Ltd	1,877
87,893	e	Canadian Imperial Bank of Commerce	5,498
403,803		Capitalia S.p.A.	2,215
228,000		Chiba Bank Ltd	1,857
2,169,700		Citigroup, Inc	98,765
56,400		Comerica, Inc	3,322
38,000		Commerce Asset Holdings Bhd	56
21,773		Commerce Bancorp, Inc	668
983,688		Commerzbank AG.	26,922
343,244		Commonwealth Bank of Australia	10,068
16,169		Compass Bancshares, Inc	741
178,722		Credit Agricole S.A.	5,258
745,462		Credit Suisse Group	33,132
388		Dah Sing Financial Holdings Ltd	3

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

420,753		Danske Bank a/s	$12,915
359,000		DBS Group Holdings Ltd	3,357
492,358		Depfa Bank plc	7,925
460,158		Deutsche Bank AG. (Regd)	43,174
147,041	e	Dexia	3,320
197,084		DNB NOR Holding ASA	2,039
53,642		EFG Eurobank Ergasias S.A.	1,670
16,504		Emporiki Bank of Greece S.A.	486
36,793		Erste Bank der Oesterreichischen Sparkassen AG.	1,974
83,365		Fifth Third Bancorp	3,062
39,368		Fineco S.p.A.	359
330,200		First Horizon National Corp	12,003
304,699		Fortis	8,864
21,600		Fremont General Corp	472
36,100		Golden West Financial Corp	2,144
64,000		Gunma Bank Ltd	411
192,000		Hang Seng Bank Ltd	2,581
17,100		Hibernia Corp (Class A)	514
260,000		Hokuhoku Financial Group, Inc	982
2,816,786		HSBC Holdings plc (United Kingdom)	45,696
922,281		Hudson City Bancorp, Inc	10,975
30,807		Huntington Bancshares, Inc	692
9,700	e	Investors Financial Services Corp	319
147,000		Joyo Bank Ltd	898
961,300		JPMorgan Chase & Co	32,617
48,051		KBC Groep NV	3,905
57,900		Keycorp	1,867
1,568,109		Lloyds TSB Group plc	12,955
9,900		M&T Bank Corp	1,047
77,000		Malayan Banking Bhd	237
153,400		Marshall & Ilsley Corp	6,674
59,500		Mellon Financial Corp	1,902
12,400		Mercantile Bankshares Corp	668
54,000		Mitsubishi Securities Co	604
4,573	e	Mitsubishi UFJ Financial Group, Inc	60,118
173,000		Mitsui Trust Holdings, Inc	2,399
10,864		Mizuho Financial Group. Inc	69,206
418,651	e	National Australia Bank Ltd	10,566
74,610	e	National Bank Of Canada	3,869
75,381		National Bank of Greece S.A.	3,026
576,599		National City Corp	19,281
33,400		New York Community Bancorp, Inc	548
62,000		Nishi-Nippon City Bank Ltd	308
602,398		Nordea Bank AB (Sweden)	6,040
102,700		North Fork Bancorporation, Inc	2,619
345,905		Northern Trust Corp	17,485
3,456,800		Oversea-Chinese Banking Corp	12,788
49,170		Piraeus Bank S.A.	1,032
94,900		PNC Financial Services Group, Inc	5,506
62,500		Regions Financial Corp	1,945
1,741		Resona Holdings, Inc	4,501
577,330	e	Royal Bank of Canada	42,128

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

1,012	*	Royal Bank Of Canada (New York)	$74
781,194		Royal Bank of Scotland Group plc	22,237
310,886		Sanpaolo IMI S.p.A.	4,843
214,000	e	Shinsei Bank Ltd	1,350
156,000		Shizuoka Bank Ltd	1,609
133,916		Skandinaviska Enskilda Banken AB (A Shs)	2,460
96,140	e	Societe Generale (A Shs)	11,006
411,100		Sovereign Bancorp, Inc	9,061
46,400		State Street Corp	2,270
1,096	e	Sumitomo Mitsui Financial Group, Inc	10,347
309,000		Sumitomo Trust & Banking Co Ltd	2,546
140,983		Suncorp-Metway Ltd	2,122
161,105		SunTrust Banks, Inc	11,189
88,000		Suruga Bank Ltd	971
149,221	e	Svenska Handelsbanken AB (A Shs)	3,465
238,400		Synovus Financial Corp	6,608
17,100		TCF Financial Corp	457
11,700		TD Banknorth, Inc	353
1,519,000		Tochigi Bank Ltd	10,816
560,820		UBS AG. (Regd)	47,850
3,104,846		UniCredito Italiano S.p.A	17,556
38,300		UnionBanCal Corp	2,670
2,356,000		United Overseas Bank Ltd	19,662
503,900		US Bancorp	14,150
910,700		Wachovia Corp	43,340
955,285		Washington Mutual, Inc	37,466
559,000		Wells Fargo & Co	32,741
478,060		Westpac Banking Corp	7,703
45,000		Wing Hang Bank Ltd	331
12,479		Zions Bancorporation	889

		TOTAL DEPOSITORY INSTITUTIONS	1,358,998

EATING AND DRINKING PLACES - 0.34%
39,400		Aramark Corp (Class B)	1,052
29,481		Autogrill S.p.A.	417
368,634		Brinker International, Inc	13,846
318,286		Compass Group plc	1,161
20,900		Darden Restaurants, Inc	635
66,200		Domino's Pizza, Inc	1,544
90,684		Enterprise Inns plc	1,352
259,000		McDonald's Corp	8,674
291,938		Mitchells & Butlers plc	1,886
34,700		Punch Taverns plc	491
14,000	*	Ruth's Chris Steak House, Inc	257
11,800		Skylark Co Ltd	174
26,592		Sodexho Alliance S.A.	1,007
21,000	*	The Cheesecake Factory, Inc	656
992		Valora Holding AG.	185
16,100	*	Wendy's International, Inc	727

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

95,110		Whitbread plc	$1,598
55,100		Yum! Brands, Inc	2,667

		TOTAL EATING AND DRINKING PLACES	38,329

EDUCATIONAL SERVICES - 0.08%
19,446	*	Apollo Group, Inc (Class A)	1,291
25,700		Benesse Corp	968
186,475	*	Career Education Corp	6,631

		TOTAL EDUCATIONAL SERVICES	8,890

ELECTRIC, GAS, AND SANITARY SERVICES - 4.85%
141,000	*	AES Corp	2,317
14,793		Aguas de Barcelona S.A. (A Shs)	360
64,158		Alinta Ltd	581
34,000	*	Allegheny Energy, Inc	1,044
65,600	e	Ameren Corp	3,509
413,980	e	American Electric Power Co, Inc	16,435
115,581		Australian Gas Light Co Ltd	1,308
5,046,027		BG Group plc	48,027
36,732		Caltex Australia Ltd	576
39,000		Centerpoint Energy, Inc	580
1,125,372		Centrica plc	4,898
168,800		Chubu Electric Power Co, Inc	4,125
40,200		Cinergy Corp	1,785
2,174,500		CLP Holdings Ltd	12,964
1,000	*	CMS Energy Corp	16
74,200		Consolidated Edison, Inc	3,602
24,300		Constellation Energy Group, Inc	1,497
75,100		Contact Energy Ltd	396
77,700		Dominion Resources, Inc	6,693
106,300	e	DTE Energy Co	4,875
211,000	e	Duke Energy Corp	6,155
100,000	*	Dynegy, Inc (Class A)	471
482,025		E.ON AG.	44,418
333,500		Edison International	15,768
224,677	e*	Edison S.p.A.	502
76,400		El Paso Corp	1,062
7,250		Electrabel S.A.	3,645
579,400	e	Electric Power Development Co	19,375
976,000		Enagas	17,592
82,668	e*	Enbridge, Inc	2,654
249,581		Endesa S.A.	6,701
2,056,383	e	Enel S.p.A.	17,776
483,837		Energias de Portugal S.A.	1,353
42,100		Energy East Corp	1,060
39,600		Entergy Corp	2,943
149,900		Exelon Corp	8,011
193,800		FirstEnergy Corp	10,101

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

59,700		FPL Group, Inc	$2,842
381,227		Gas Natural SDG S.A.	11,123
30,900		Hokkaido Electric Power Co, Inc	658
912,000		Hong Kong & China Gas Ltd	1,881
352,000		Hong Kong Electric Holdings Ltd	1,756
213,632		Iberdrola S.A.	5,988
205,500		International Power plc	903
192,100		Kansai Electric Power Co, Inc	4,246
45,100		Kelda Group plc	560
20,900		KeySpan Corp	769
11,500		Kinder Morgan, Inc	1,106
16,400	e	Kurita Water Industries Ltd	298
88,600	e	Kyushu Electric Power Co, Inc	1,974
563,307		National Grid plc	5,297
35,600		NiSource, Inc	863
7,000	*	NRG Energy, Inc	298
1,929		Oest Elektrizitatswirts (A Shs)	679
448,000		Osaka Gas Co Ltd	1,569
21,900		Pepco Holdings, Inc	510
9,445,200	*	Petronet LNG Ltd	12,772
789,843		PG&E Corp	31,001
12,100		Pinnacle West Capital Corp	533
71,200		PPL Corp	2,302
43,700		Progress Energy, Inc	1,956
79,000		Public Service Enterprise Group, Inc	5,084
5,062		Puma AG. Rudolf Dassler Sport	1,378
37,000		Questar Corp	3,260
61,400	*	Reliant Energy, Inc	948
17,500		Republic Services, Inc	618
129,410		RWE AG.	8,589
12,500		SCANA Corp	528
152,280		Scottish & Southern Energy plc	2,772
565,437		Scottish Power plc	5,717
293,618		Sempra Energy	13,818
121,319		Severn Trent plc	2,127
251,547		Snam Rete Gas S.p.A.	1,471
49,800	e*	Sojitz Holdings Corp	284
122,700		Southern Co	4,388
1,388,343	e*	Suez S.A.	653
1,393,943		Suez S.A.(France)	40,419
41,000		Tenaga Nasional Bhd	117
100,800		Tohoku Electric Power Co, Inc	2,246
321,300		Tokyo Electric Power Co, Inc	8,136
586,000	e	Tokyo Gas Co Ltd	2,384
44,525		Tomra Systems ASA	318
49,292	e	TransAlta Corp	978
59,600		TXU Corp	6,728
54,859		Union Fenosa S.A.	1,818
300,324		United Utilities plc	3,480
40,577	*	Vector Ltd	88
1,701,552	e	Vivendi Universal S.A.	55,718
24,500	e	Waste Management NZ Ltd	104

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

628		West Japan Railway Co	$2,377
10,000		Western Gas Resources, Inc	512
70,300		Williams Cos, Inc	1,761
25,500		Wisconsin Energy Corp	1,018
55,000		Xcel Energy, Inc	1,079
7,197,200		Xinao Gas Holdings Ltd	5,659

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	553,634

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.78%
555,948	*	ABB Ltd	4,079
14,357	*	ADC Telecommunications, Inc	328
1,640,821	*	Advanced Micro Devices, Inc	41,349
17,200	e	Advantest Corp	1,336
1,241	*	Agere Systems, Inc	13
334,423	e*	Alcatel S.A.	4,467
63,700	e	Alps Electric Co Ltd	1,036
51,200	*	Altera Corp	978
25,286		American Power Conversion Corp	655
11,400		Amphenol Corp (Class A)	460
146,900		Analog Devices, Inc	5,456
6	*	Applied Micro Circuits Corp	—
282,390		ARM Holdings plc	587
43,000		ASM Pacific Technology Ltd	209
134,763	*	ASML Holding NV	2,220
67,412	*	ATI Technologies, Inc	933
96	*	Atmel Corp	—
2,908	e	Bang & Olufsen a/s	251
3,147		Barco NV	244
38,074	*	Broadcom Corp (Class A)	1,786
51,407	*	Celestica, Inc	577
263,000	*	Chartered Semiconductor Manufacturing Ltd	179
522,511		Chi Mei Optoelectronics Corp	577
2,769,117	*	Cisco Systems, Inc	49,650
862,000	*	Compeq Manufacturing Co	391
83,098	*	Comverse Technology, Inc	2,183
12,500		Cooper Industries Ltd (Class A)	864
59,160		Electrocomponents plc	255
78,442		Electrolux AB (Series B)	1,842
64,400		Emerson Electric Co	4,624
9,300	*	Energizer Holdings, Inc	527
25,593	*	Epcos AG.	335
11,666,470	e	Ericsson (LM) (B Shs)	42,714
91,000	*	Fairchild Semiconductor International, Inc	1,352
64,300		Fisher & Paykel Appliances Holdings Ltd	157
124,200		Fisher & Paykel Healthcare Corp	321
104,301	*	Flextronics International Ltd	1,340
1,980,300		Fujitsu Ltd	13,069
1,229,000	e	Furukawa Electric Co Ltd	6,235
5,104,800		General Electric Co	171,879
14,560		Germanos S.A.	236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

8,900		Harman International Industries, Inc	$910
13,000		Hirose Electric Co Ltd	1,517
2,525,469		Hon Hai Precision Industry Co, Ltd	11,758
217,000		Honeywell International, Inc	8,138
93,300	*	Hoya Corp	3,178
16,800		IBIDEN CO LTD	701
195,771	*	Infineon Technologies AG.	1,931
2,453,065		Intel Corp	60,468
173,800	*	JDS Uniphase Corp	386
356,500		Johnson Electric Holdings Ltd	342
300,743		Kesa Electricals plc	1,358
369,214		Koninklijke Philips Electronics NV	9,842
9,651	e	Kudelski S.A. (Br)	382
42,500		Kyocera Corp	2,962
38,975		L-3 Communications Holdings, Inc	3,082
298,892		Linear Technology Corp	11,235
54,200	*	LSI Logic Corp	534
5,209,185	*	Lucent Technologies, Inc	16,930
7,600	e	Mabuchi Motor Co Ltd	376
2,672,000	*	Macronix International	284
123,676	*	Marvell Technology Group Ltd	5,703
552,700	e	Matsushita Electric Industrial Co Ltd	9,377
63,000	e	Matsushita Electric Works Ltd	627
85,083		Maxim Integrated Products, Inc	3,629
28,388		Microchip Technology, Inc	855
195,600	*	Micron Technology, Inc	2,601
8,623	*	Micronas Semiconductor Holdings, Inc	370
576,000		Mitsubishi Electric Corp	3,695
7,286		Mobistar S.A.	601
1,613,463	e	Motorola, Inc	35,641
71,900		Murata Manufacturing Co Ltd	4,016
183,900		National Semiconductor Corp	4,837
623,100		NEC Corp	3,381
7,600		NEC Electronics Corp	254
47,864	*	Network Appliance, Inc	1,136
90,000	e	NGK Spark Plug Co Ltd	1,306
12,100	*	Nidec Corp	712
1,209,000	e	Nippon Electric Glass Co Ltd	21,814
44,200		Nitto Denko Corp	2,492
1,190,163		Nokia Oyj	20,003
1,117,488	*	Nortel Networks Corp	3,668
390,000	*	Nortel Networks Corp (U.S.)	1,271
115,425	*	Novellus Systems, Inc	2,895
22,442	*	Nvidia Corp	769
89,900		Oki Electric Industry Co Ltd	306
31,098		Onex Corp	551
24,000	*	Photronics, Inc	466
24,900		Pioneer Corp	355
120,000	*	PMC - Sierra, Inc	1,057
588,759	*	QLogic Corp	20,136
810,337		Qualcomm, Inc	36,263
20,500	e	Rinnai Corp	472
85,000	*	Ritek Corp	30

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

23,100		Rockwell Collins, Inc	$1,116
26,000	e	Rohm Co Ltd	2,260
16,000		Sanken Electric Co Ltd	184
335,975	*	Sanmina-SCI Corp	1,441
325,000	e	Sanyo Electric Co Ltd	803
63,428	e	Schneider Electric S.A.	5,024
46,400		Scientific-Atlanta, Inc	1,740
241,300		Sharp Corp	3,500
18,200	*	Silicon Laboratories, Inc	553
241,246	e*	Sirius Satellite Radio, Inc	1,580
468,000		Solomon Systech International Ltd	169
246,600		Sony Corp	8,116
45,100	e	Stanley Electric Co Ltd	684
177,000	e	STMicroelectronics NV	3,054
178,200	e	Sumitomo Electric Industries Ltd	2,406
199,281		Taiwan Semiconductor Manufacturing Co Ltd	320
38,000		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	312
16,000	e	Taiyo Yuden Co Ltd	177
16,341	*	Tandberg Television ASA	214
36,100		TDK Corp	2,577
46,400		Teleflex, Inc	3,271
53,500	*	Tellabs, Inc	563
322,789		Terna S.p.A.	835
426,300		Texas Instruments, Inc	14,452
70,831		Thomson	1,477
40,000		Tokyo Electron Ltd	2,128
718,000	e	Toshiba Corp	3,168
1,455	e*	Unaxis Holding AG. (Regd)	193
31,000	e	Uniden Corp	455
1,112,245		United Microelectronics Corp	714
71,000		Venture Corp Ltd	609
173,900		Whirlpool Corp	13,176
453,959		Wintek Corp	731
48,833		Xilinx, Inc	1,360
99,100		Yamaha Corp	1,718

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	774,377

ENGINEERING AND MANAGEMENT SERVICES - 0.31%
355,500	*	Accenture Ltd (Class A)	9,051
53,288	*	Celgene Corp	2,895
70,129		Downer EDI Ltd	323
12,300		Fluor Corp	792
1,700	*	Hewitt Associates, Inc	46
10,278	*	Kone Oyj	700
100,600		Moody's Corp	5,139
51,929		Paychex, Inc	1,926
24,300		Quest Diagnostics, Inc	1,228
269,320		SembCorp Industries Ltd	478
6,394,000		Singapore Technologies Engineering Ltd	9,613
13,285		SNC-Lavalin Group, Inc	860

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

44,816		Vedior NV	$638
29,300	*	Washington Group International, Inc	1,579

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	35,268

FABRICATED METAL PRODUCTS - 0.48%
223,506	e	Amcor Ltd	1,145
83,777		Assa Abloy AB (B Shs)	1,187
13,177		Ball Corp	484
2,562		Boehler-Uddeholm AG.	432
1,110,694	e	European Aeronautic Defence and Space Co	39,504
1,114	e	Geberit AG. (Regd)	814
216,142		GKN plc	1,127
70,000	e	Hitachi Cable Ltd	285
77,800		Illinois Tool Works, Inc	6,405
66,800	e	JS Group Corp	1,139
24,000		NHK Spring Co Ltd	176
13,000		SMC Corp	1,733
24,200	e	Toyo Seikan Kaisha Ltd	360

		TOTAL FABRICATED METAL PRODUCTS	54,791

FOOD AND KINDRED PRODUCTS - 3.36%
901,000		Ajinomoto Co, Inc	9,492
218,700		Anheuser-Busch Cos, Inc	9,413
246,900		Archer Daniels Midland Co	6,088
3,300		Ariake Japan Co Ltd	75
129,900		Asahi Breweries Ltd	1,647
77,391		Bunge Ltd	4,072
430,141		Cadbury Schweppes plc	4,353
48,800		Campbell Soup Co	1,452
4,700		Carlsberg a/s (Class A)	261
4,408		Carlsberg a/s (Class B)	259
29,151		Coca Cola Hellenic Bottling Co S.A.	848
135,857		Coca-Cola Amatil Ltd	821
950,211		Coca-Cola Co	41,040
22,000		Coca-Cola Enterprises, Inc	429
6,800		Coca-Cola West Japan Co Ltd	152
70,400		ConAgra Foods, Inc	1,742
112,300	*	Constellation Brands, Inc (Class A)	2,920
16,700	*	Cott Corp	295
13,826		Danisco a/s	935
19,524		DCC plc	393
1,483,878		Diageo plc	21,395
21,796		Ebro Puleva S.A.	392
535,210		Foster's Group Ltd	2,383
358,100		General Mills, Inc	17,260
35,484		Greencore Group plc	154
67,759	e	Groupe Danone	7,324
48,800		H.J. Heinz Co	1,783

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

766,200		Heineken NV	$24,674
79,000	*	Hercules, Inc	965
2,234	e	Hermes International	529
24,100		Hershey Co	1,357
18,000		House Foods Corp	275
300,208	e	InBev NV	11,912
4,500		Ito En Ltd	211
183,888		J Sainsbury plc	909
16,300		Katokichi Co Ltd	107
33,500		Kellogg Co	1,545
34,847		Kerry Group plc (Class A)	817
131,000		Kikkoman Corp	1,260
192,700		Kirin Brewery Co Ltd	2,125
931,200		Kraft Foods, Inc (Class A)	28,485
73,228	e	Lion Nathan Ltd	469
68,836		LVMH Moet Hennessy Louis Vuitton S.A.	5,693
15,500		McCormick & Co, Inc (Non-Vote)	506
114,000	e	Meiji Dairies Corp	628
60,000		Meiji Seika Kaisha Ltd	312
202,300		Molson Coors Brewing Co (Class B)	12,949
57	*	Molson Coors Brewing Co (Class B) (Canada)	4
113,778		Nestle S.A. (Regd)	33,447
41,500	e	Nichirei Corp	171
25,000		Nippon Meat Packers, Inc	271
139,700		Nisshin Seifun Group, Inc	1,360
24,100		Nissin Food Products Co Ltd	628
58,331		Orkla ASA	2,222
23,900		PepsiAmericas, Inc	543
842,400		PepsiCo, Inc	47,773
86,485		Pernod-Ricard S.A.	15,317
31,600		Q.P. Corp	303
41,517	e*	Royal Numico NV	1,822
115,501		Sampo Oyj (A Shs)	1,838
38,000	e	Sapporo Holdings Ltd	199
11,900		Saputo, Inc	379
108,500		Sara Lee Corp	2,056
174,408		Scottish & Newcastle plc	1,431
24,656	e	Suedzucker AG.	561
29,000	e	Takara Holdings, Inc	183
1,643,502		Tate & Lyle plc	13,207
39,000		Toyo Suisan Kaisha Ltd	667
30,600		Tyson Foods, Inc (Class A)	552
2,275,079		Unilever plc	23,827
86,000		Want Want Holdings Ltd	89
19,600		Wrigley (Wm.) Jr Co	1,409
15,700	e	Yakult Honsha Co Ltd	398
22,000		Yamazaki Baking Co Ltd	193

		TOTAL FOOD AND KINDRED PRODUCTS	383,956

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

FOOD STORES - 0.79%
76,600		Albertson's, Inc	$1,965
7,834		Axfood AB	195
158,721		Carrefour S.A.	7,325
206,402	e	Casino Guichard Perrachon S.A.	14,682
785	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	—
282,311		Coles Myer Ltd	2,212
4,019	e	Colruyt S.A.	524
18,570		Delhaize Group	1,102
9,200		FamilyMart Co Ltd	277
85,558	e	George Weston Ltd	7,644
8,340		Jeronimo Martins SGPS S.A.	121
440,659	*	Koninklijke Ahold NV	3,342
949,761	*	Kroger Co	19,556
23,500		Lawson, Inc	887
28,329	e	Loblaw Cos Ltd	1,705
3,696,000	e*	Seiyu Ltd	8,837
54,621	*	Starbucks Corp	2,737
2,070,508		Tesco plc	11,337
69,000		UNY Co Ltd	912
8,988		Whole Foods Market, Inc	1,208
283,184	e	Woolworths Ltd	3,596

		TOTAL FOOD STORES	90,164

FORESTRY - 0.03%
52,400		Weyerhaeuser Co	3,603

		TOTAL FORESTRY	3,603

FURNITURE AND FIXTURES - 0.24%
8,700		Hillenbrand Industries, Inc	409
27,200		Johnson Controls, Inc	1,688
26,700		Leggett & Platt, Inc	539
762,600		Masco Corp	23,397
71,700		MFI Furniture plc	138
8,500		Neopost S.A.	827
36,900		Newell Rubbermaid, Inc	836

		TOTAL FURNITURE AND FIXTURES	27,834

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
41,064	*	Bed Bath & Beyond, Inc	1,650
427,475		Best Buy Co, Inc	18,608
837,100	e	Hitachi Ltd	5,310
7,900	*	Mohawk Industries, Inc	634
4,200		Nitori Co Ltd	352
19,000		RadioShack Corp	471
32,500		Shimachu Co Ltd	829

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

388	*	Waterford Wedgwood plc (Units)	$—
13,500	*	Williams-Sonoma, Inc	518
23,400	e	Yamada Denki Co Ltd	1,782

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	30,154

GENERAL BUILDING CONTRACTORS - 0.79%
361,000		Allgreen Properties Ltd	286
45,800		Amec plc	295
107,308		Barratt Developments plc	1,434
16,100		Bellway plc	249
15,800		Berkeley Group Holdings plc	243
63,609	e	Bouygues S.A.	2,966
128,200		Centex Corp	8,279
290,000	e	Chiyoda Corp	5,348
28,200	e	Daito Trust Construction Co Ltd	1,237
114,000		Daiwa House Industry Co Ltd	1,494
39,466		DR Horton, Inc	1,429
118,100	e	Fletcher Building Ltd	649
242,772		George Wimpey plc	1,838
8,998		Imerys S.A.	670
18,800		KB Home	1,376
34,756		Leighton Holdings Ltd	378
38,200		Lennar Corp (Class A)	2,283
19,871		NH Hoteles S.A.	308
38,000	e	Nishimatsu Construction Co Ltd	159
2,200	*	NVR, Inc	1,947
1,898,000		Obayashi Corp	13,129
38,900		Persimmon plc	590
51,200		Pulte Homes, Inc	2,197
109,000		Shimizu Corp	715
832,541		Skanska AB (B Shs)	12,333
104,000		Sumitomo Realty & Development Co Ltd	1,543
5,723,300	e	Taisei Corp	23,582
79,800		Taylor Woodrow plc	458
14,770		Titan Cement Co S.A.	495
24,000		Toda Corp	121
35,900	*	Toll Brothers, Inc	1,604
6,400	e*	William Lyon Homes, Inc	993

		TOTAL GENERAL BUILDING CONTRACTORS	90,628

GENERAL MERCHANDISE STORES - 1.20%
161,200		Aeon Co Ltd	3,243
129,582		Costco Wholesale Corp	5,584
52,000		Daimaru, Inc	613
39,600		Dollar General Corp	726
22,000		Family Dollar Stores, Inc	437
62,747		Federated Department Stores, Inc	4,196
362,000		Giordano International Ltd	250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

130,890	e*	Hagemeyer NV	$387
80,000	e	Hankyu Department Stores, Inc	632
576,922	e	Hudson's Bay Co	6,810
30,800		Isetan Co Ltd	491
300,500		JC Penney Co, Inc	14,250
844,409	e	KarstadtQuelle AG.	11,463
16,467		Kesko Oyj (B Shares)	458
828,265		Kingfisher plc	3,165
443,403		Marks & Spencer Group plc	2,940
68,400	e	Marui Co Ltd	1,157
49,909	e	Metro AG.	2,465
87,000	e	Mitsukoshi Ltd	421
18,840		Pinault-Printemps-Redoute S.A.	1,983
232,436		Sonae SPGS S.A.	398
133,000	e	Takashimaya Co Ltd	1,697
533,467		Target Corp	27,703
163,600		TJX Cos, Inc	3,350
949,512		Wal-Mart Stores, Inc	41,608
35,300		Warehouse Group Ltd	95

		TOTAL GENERAL MERCHANDISE STORES	136,522

HEALTH SERVICES - 1.50%
60,000	*	Apria Healthcare Group, Inc	1,915
33,354		Capio AB	660
125,500	*	Caremark Rx, Inc	6,266
8,406		Coloplast a/s (B Shs)	513
45,500	*	Coventry Health Care, Inc	3,914
26,200	*	DaVita, Inc	1,207
190,376	e	DCA Group Ltd	570
8,022	e	Elekta AB	368
250,468	*	Express Scripts, Inc	15,579
65,000		Fraser and Neave Ltd	662
52,808		Getinge AB (B Shs)	731
824,300		HCA, Inc	39,500
1,078,800		Health Management Associates, Inc (Class A)	25,319
20,700		Intertek Group plc	250
47,700	e*	Kindred Healthcare, Inc	1,421
18,500	*	Laboratory Corp of America Holdings	901
397,800	*	Lincare Holdings, Inc	16,330
34,119	*	Magellan Health Services, Inc	1,199
35,930		MDS, Inc	646
58,700	*	Medco Health Solutions, Inc	3,219
6,600	e	Nichii Gakkan Co	161
13,207,000		Parkway Holdings Ltd	16,885
70,796		Sonic Healthcare Ltd	838
2,170	e	Straumann Holding AG.	584
2,677,900	e*	Tenet Healthcare Corp	30,073
30,000	*	Triad Hospitals, Inc	1,358
10,000		Universal Health Services, Inc (Class B)	476

		TOTAL HEALTH SERVICES	171,545

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				VALUE
SHARES				(000)

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.61%			$
55,584		Abertis Infraestructuras S.A.		1,622
65,220		ACS Actividades Cons y Servicios S.A.		1,907
563,193	*	Alstom RGPT		26,821
17,506	*	Autoroutes du Sud de La France		1,016
127,273		Balfour Beatty plc		737
88,301		Brisa-Auto Estradas de Portugal S.A.		765
12,062		Fomento de Construcciones y Contratas S.A.		721
16,823		Grupo Ferrovial S.A.		1,405
24,750		Hellenic Technodomiki Tev S.A.		131
19,569	e	Hochtief AG.		876
66,000		JGC Corp		1,208
175,600	e	Kajima Corp		837
161,833		Multiplex Group		377
29,000		Okumura Corp		178
20,410		Technical Olympic S.A.		137
199,409	e	Transurban Group		1,096
346,376	e	Vinci S.A.		29,922

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		69,756

HOLDING AND OTHER INVESTMENT OFFICES - 1.59%
18,700	e	Allied Capital Corp		535
66,900		American Home Mortgage Investment Corp		2,027
171,200		Apartment Investment & Management Co (Class A)		6,639
29,000		Archstone-Smith Trust		1,156
10,400		AvalonBay Communities, Inc		891
23,400		Boston Properties, Inc		1,659
59,156	e	Brascan Corp (Class A)		2,760
267,000		CapitaMall Trust		371
10,370		Castellum AB		384
11,279	*	CFS Gandel Retail Trust		15
409,110		CFS Gandel Retail Trust		564
387,124	e	CI Fund Management, Inc		7,208
367,598		Commonwealth Property Office Fund		355
11,586		Corio NV		675
14,000		Crescent Real Estate Equities Co		287
122,200		Deerfield Triarc Capital Corp		1,694
15,000		Developers Diversified Realty Corp		701
20,929		Duke Realty Corp		709
56,500		Equity Office Properties Trust		1,848
72,200		Equity Residential		2,733
24,306		Fabege AB		434
8,462,000		Fubon Financial Holding Co Ltd		7,752
98,020		General Growth Properties, Inc		4,404
53,782		Great Portland Estates plc		369
3,300		Hakuhodo DY Holdings, Inc		219
18,400	e	Health Care Property Investors, Inc		497
67,000		Highlands & Lowlands Bhd		77
45,400		Host Marriott Corp		767
541,000		Hutchison Whampoa Ltd		5,596

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

92,812	*	IMMOFINANZ Immobilien Anlagen AG.	$902
188,682		ING Industrial Fund	340
38,100		iStar Financial, Inc	1,540
83		Japan Prime Realty Investment Corp	237
33	e	Japan Real Estate Investment Corp	266
89		Japan Retail Fund Investment Corp	719
159,300		JFE Holdings, Inc	5,186
290,100	e	Julius Baer Holding AG.	22,794
27,600		Kimco Realty Corp	867
156,900		Kiwi Income Property Trust	125
41,315		KKR Financial Corp	919
162,194		Land Securities Group plc	4,244
91,380		Lend Lease Corp Ltd	977
12,300	e	Liberty Property Trust	523
63,592		London Stock Exchange plc	641
8,200		Macerich Co	533
24,600		Mack-Cali Realty Corp	1,106
82,990		Macquarie Communications Infrastructure Group	376
5,504,483		Macquarie Infrastructure Group	16,856
29,600		Newcastle Investment Corp	826
98		Nippon Building Fund, Inc	838
6,639		Nobel Biocare Holding AG.	1,571
247,000		Noble Group Ltd	232
15		Nomura Real Estate Office Fund, Inc	111
5		NTT Urban Development Corp	26
26,700		Plum Creek Timber Co, Inc	1,012
37,400		Prologis	1,657
12,683		PSP Swiss Property AG.	639
33,400		Public Storage, Inc	2,238
4,468,200	*	RHM plc	24,267
12,838	e	Rodamco Europe NV	1,113
701	e	SBI Holdings, Inc	294
100,026		Schroders plc	1,635
94,500		Scomi Group Bhd	29
223,140	e	SCOR	457
169,700		Sime Darby Bhd	279
60,300	e	Softbank Corp	3,352
1,256,800		Sumitomo Corp	13,284
355,000		Suntec Real Estate Investment Trust	242
23,600	*	Telewest Global, Inc	542
91,200		Trizec Properties, Inc	2,103
136,000		Vornado Realty Trust	11,780
5,974		Wereldhave NV	635

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	181,639

HOTELS AND OTHER LODGING PLACES - 0.47%
580,405	e	Accor S.A.	29,404
83,925	e	Aristocrat Leisure Ltd	759
7,900		Choice Hotels International, Inc	511
6,300		Four Seasons Hotels, Inc	360

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

226,100		Hilton Group plc	$1,258
537,400		Hilton Hotels Corp	11,995
10,800		Hyatt Regency S.A.	134
190,975		Intercontinental Hotels Group plc	2,422
26,700		Marriott International, Inc (Class A)	1,682
18,300	*	MGM Mirage	801
30,000		Overseas Union Enterprise Ltd	170
284,000		Shangri-La Asia Ltd	459
98,700	e	Sky City Entertainment Group Ltd	329
54,700		Starwood Hotels & Resorts Worldwide, Inc	3,127
7,100	e*	Wynn Resorts Ltd	321

		TOTAL HOTELS AND OTHER LODGING PLACES	53,732

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.60%
175,350		3M Co	12,864
5,575,000		Acer, Inc	11,088
340,991		Aggreko plc	1,412
24,470		Alfa Laval AB	446
60,000		Amada Co Ltd	479
11,000		Amano Corp	171
94,500		American Standard Cos, Inc	4,399
2,415		Andritz AG.	242
407,917	*	Apple Computer, Inc	21,868
1,372,779		Applied Materials, Inc	23,282
90,965		Atlas Copco AB (A Shares)	1,765
56,629		Atlas Copco AB (B Shares)	982
53,200		Black & Decker Corp	4,367
93,700		Caterpillar, Inc	5,505
8,855		CDW Corp	522
181,400	*	Cooper Cameron Corp	13,411
14,450		Creative Technology Ltd	107
54,900		Daikin Industries Ltd	1,472
184,000	e	Dainippon Screen Manufacturing Co Ltd	1,203
85,300		Deere & Co	5,220
1,385,347	*	Dell, Inc	47,379
74,100		Dover Corp	3,023
471,317	*	Dresser-Rand Group, Inc	11,609
263,500		DSG International plc	702
5,713		East Asiatic Co Ltd a/s	425
63,900		Eaton Corp	4,061
45,000	e	Ebara Corp	192
2,356,700	*	EMC Corp	30,496
147,700	*	Emulex Corp	2,985
67,500		FKI plc	133
6,884		FLSmidth & Co a/s (B Shs)	192
155,023		Futuris Corp Ltd	250
65,300		Glory Ltd	1,268
16,977		Heidelberger Druckmaschinen	584
1,317,258		Hewlett-Packard Co	38,464
13,600		Hitachi Construction Machinery Co Ltd	260

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

6,943	e	Hoganas AB (B Shares)	$163
90,500		Ingersoll-Rand Co Ltd	3,460
678,020		International Business Machines Corp	54,391
53,800		International Game Technology	1,453
154,000		Ishikawajima-Harima Heavy Industries Co Ltd	311
24,400	*	Jabil Circuit, Inc	754
2,914		KCI Konecranes Oyj	135
21,900		Kennametal, Inc	1,074
272,000		Komatsu Ltd	3,710
17,000		Komori Corp	303
59,000		Koyo Seiko Co Ltd	891
424,000		Kubota Corp	2,940
19,084	*	Lam Research Corp	581
17,300	*	Lexmark International, Inc	1,056
25,407		Linde AG.	1,878
21,781	*	Logitech International S.A. (Regd)	884
73,000	e	Makita Corp	1,481
61,500		Meggitt plc	353
28,491		Metso Oyj	725
165,000		Minebea Co Ltd	681
724,000		Mitsubishi Heavy Industries Ltd	2,568
68,600	*	National Oilwell Varco, Inc	4,514
12,100		Nidec Corp	721
70,000	e	NSK Ltd	387
182,000	e	NTN Corp	1,090
20,084		OCE NV	316
45,100		Omron Corp	1,100
44,400		Pall Corp	1,221
51,700		Parker Hannifin Corp	3,325
13,200		Pentair, Inc	482
327,500		Pitney Bowes, Inc	13,670
9,055		ProSafe ASA	340
1,201		Rieter Holding AG.	353
25,400		Rockwell Automation, Inc	1,344
1,301,104	e	Safran S.A.	28,173
13,000		Sanden Corp	59
52,581	*	SanDisk Corp	2,537
56,958	e	Sandvik AB	2,841
25,736		Scania AB	932
185,900		Seagate Technology	2,947
26,262	v*	Seagate Technology, Inc (Escrow)	—
1,524		SIG Holding AG.	390
105,719		SKF AB	1,381
27,728		Smith International, Inc	924
444,400	*	Solectron Corp	1,738
10,500		SPX Corp	482
11,100		Stanley Works	518
34,300		Symbol Technologies, Inc	332
8,000		Takuma Co Ltd	63
150,000		Texwinca Holdings Ltd	102
21,600		THK Co Ltd	539
18,800	*	Varian Medical Systems, Inc	743

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

46,697	e*	Vestas Wind Systems a/s	$1,132
1,085,000	*	Via Technologies, Inc	703
15,618	e	Wartsila Oyj (B Shs)	499
124,847	*	Western Digital Corp	1,614
6,155		Wincor Nixdorf AG.	594
27,000		Yaskawa Electric Corp	207

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	410,933

INSTRUMENTS AND RELATED PRODUCTS - 2.53%
10,900	*	Affymetrix, Inc	504
132,700	*	Agilent Technologies, Inc	4,346
22,000	*	Allergan, Inc	2,016
122,300		Applera Corp (Applied Biosystems Group)	2,842
15,100		Bard (C.R.), Inc	997
7,300		Bausch & Lomb, Inc	589
168,600		Baxter International, Inc	6,722
8,800		Beckman Coulter, Inc	475
70,000		Becton Dickinson & Co	3,670
34,574		Biomet, Inc	1,200
263,183	*	Boston Scientific Corp	6,151
211,000		Canon, Inc	11,412
48,400	e	Casio Computer Co Ltd	704
149,073	e	Cie Generale d'Optique Essilor International S.A.	12,383
101,800	e	Citizen Watch Co Ltd	831
15,671		Cochlear Ltd	469
6,100		Cooper Cos, Inc	467
66,800		Danaher Corp	3,596
12,257		Dentsply International, Inc	662
52,800		Eastman Kodak Co	1,285
47,000		Fanuc Ltd	3,807
26,900	*	Fisher Scientific International, Inc	1,669
17,381	e	Fresenius Medical Care AG.	1,587
140,300		Fuji Photo Film Co Ltd	4,630
49,003		Gambro AB (A Shs)	745
27,604		Gambro AB (B Shs)	418
75,100		Guidant Corp	5,174
100,293		IMI plc	761
938,176	*	Invensys plc	241
1,546,507		Johnson & Johnson	97,863
33,951		Keyence Corp	8,549
27,290		Kla-Tencor Corp	1,331
93,600	e	Konica Minolta Holdings, Inc	852
35,920		Luxottica Group S.p.A.	896
673,900		Medtronic, Inc	36,135
67,000	e	Nikon Corp	847
45,805		Olympus Corp	1,016
16,000,000		PCCW Ltd	10,415
11,528		Phonak Holding AG.	496
494,700		Raytheon Co	18,808
200,000		Ricoh Co Ltd	3,129

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

142,970		Smith & Nephew plc	$1,204
83,700	*	St. Jude Medical, Inc	3,917
353,000	*	STATS ChipPAC Ltd	217
46,888		Stryker Corp	2,318
9,042		Swatch Group AG. (Br)	1,250
16,547		Swatch Group AG. (Regd)	470
13,293	e	Synthes, Inc	1,561
26,600	*	Teradyne, Inc	439
246,000	*	Thermo Electron Corp	7,601
33,800		Ushio, Inc	687
16,600	*	Waters Corp	691
9,287	*	William Demant Holding	437
328,492	*	Xerox Corp	4,484
69,900	e	Yokogawa Electric Corp	1,093
35,100	*	Zimmer Holdings, Inc	2,418

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	289,477

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
559,525		AON Corp	17,950
41,400		Hartford Financial Services Group, Inc	3,195
200		Hilb Rogal & Hobbs Co	7
251,200		Marsh & McLennan Cos, Inc	7,634
27,632		MLP AG.	579

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	29,365

INSURANCE CARRIERS - 5.85%
39,500		ACE Ltd	1,859
125,700		Aetna, Inc	10,828
528,166		Aflac, Inc	23,926
116,214	e	Alleanza Assicurazioni S.p.A	1,439
340,445	e	Allianz AG. (Regd)	46,111
431,100	e	Allstate Corp	23,836
15,100		Ambac Financial Group, Inc	1,088
1,012,622		American International Group, Inc	62,742
38,000		AmerUs Group Co	2,180
500,556	e	AMP Ltd	2,844
269,186		Assicurazioni Generali S.p.A.	8,516
516,053		Aviva plc	5,683
216,896		AXA Asia Pacific Holdings Ltd	805
404,691	e	AXA S.A.	11,144
279,000		Chubb Corp	24,984
23,900		Cigna Corp	2,817
21,921		Cincinnati Financial Corp	918
9,626		CNP Assurances	648
27,750		Corp Mapfre S.A.	478
29,400		Everest Re Group Ltd	2,878
4,326	e	Fairfax Financial Holdings Ltd	751
335,700		Fidelity National Financial, Inc	14,945

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

297,747		Friends Provident plc	$985
243,000		Genworth Financial, Inc	7,834
64,755	e	Great-West Lifeco, Inc	1,624
38,300		HCC Insurance Holdings, Inc	1,093
21,000	*	Health Net, Inc	994
1,252,093		ING Groep NV	37,408
420,415		Insurance Australia Group Ltd	1,753
20,200		Jefferson-Pilot Corp	1,034
1,661,167		Legal & General Group plc	3,336
35,600		Liberty International plc	627
25,500		Lincoln National Corp	1,327
50,300		Loews Corp	4,648
435,985	e	Manulife Financial Corp	23,291
226,437	e	MBIA, Inc	13,727
66,918	e	Mediolanum S.p.A.	460
552,975		Metlife, Inc	27,555
208,800		MGIC Investment Corp	13,405
429		Millea Holdings, Inc	6,889
329,500		Mitsui Sumitomo Insurance Co Ltd	3,820
115,352		Muenchener Rueckver AG. (Regd)	13,212
24,200		Old Republic International Corp	645
24,100	*	Pacificare Health Systems, Inc	1,923
30,500		PartnerRe Ltd	1,954
13,100		PMI Group, Inc	522
20,430	e	Pohjola Group plc (D Shs)	329
532,535	e	Power Corp Of Canada	14,610
259,238	e	Power Financial Corp	7,532
45,700		Principal Financial Group	2,165
26,100		Progressive Corp	2,734
83		Promina Group Ltd	—
11,600		Protective Life Corp	478
465,000		Prudential Financial, Inc	31,415
733,755		Prudential plc	6,679
204,314	e	QBE Insurance Group Ltd	2,915
142,600		Radian Group, Inc	7,572
9,500		RenaissanceRe Holdings Ltd	415
121,696		Resolution plc	1,328
84,551	e	Riunione Adriatica di Sicurta S.p.A.	1,931
991,887		Royal & Sun Alliance Insurance Group plc	1,702
209,905		Safeco Corp	11,205
1,398		Schindler Holding AG. (Pt Cert)	545
284,996		Skandia Forsakrings AB	1,490
259,000		Sompo Japan Insurance, Inc	3,435
759,401		St. Paul Travelers Cos, Inc	34,074
75,531		Storebrand ASA	741
156,278	e	Sun Life Financial, Inc	5,878
91,598	*	Swiss Reinsurance Co (Regd)	6,039
57,700	e	T&D Holdings, Inc	3,441
5,322	*	Topdanmark a/s	425
15,000		Torchmark Corp	792
73,300	*	Tower Ltd	117
669,900		UnitedHealth Group, Inc	37,648

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

80,400		UnumProvident Corp	$1,648
16,300		W.R. Berkley Corp	644
47,900	*	WellChoice, Inc	3,636
410,934	*	WellPoint, Inc	31,157
199,686		XL Capital Ltd (Class A)	13,585
24,600		Zenith National Insurance Corp	1,542
41,236		Zurich Financial Services AG.	7,053

		TOTAL INSURANCE CARRIERS	668,386

LEATHER AND LEATHER PRODUCTS - 0.04%
121,700	*	Coach, Inc	3,817
15,000	*	Timberland Co (Class A)	507
125,500		Yue Yuen Industrial Holdings	345

		TOTAL LEATHER AND LEATHER PRODUCTS	4,669

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.12%
326		Central Japan Railway Co	2,543
990	e	East Japan Railway Co	5,660
208,000		Keio Electric Railway Co Ltd	1,149
41,000	e	Keisei Electric Railway Co Ltd	225
348,300		MTR Corp	730
299,000		SMRT Corp Ltd	184
80,423		Veolia Environnement	3,404

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	13,895

LUMBER AND WOOD PRODUCTS - 0.02%
23,800	*	Canfor Corp	286
13,650	e	Holmen AB (B Shs)	429
117,000		Sekisui House Ltd	1,436

		TOTAL LUMBER AND WOOD PRODUCTS	2,151

METAL MINING - 0.90%
23,200		Agnico-Eagle Mines Ltd	344
292,185		Alumina Ltd	1,363
133,398	e	Barrick Gold Corp (New York)	3,873
1,045	*	Barrick Gold Corp (U.S.)	30
988,980	e	BHP Billiton Ltd	16,804
66,440		Cameco Corp	3,550
73,313	e	Falconbridge Ltd	1,963
257,700		Freeport-McMoRan Copper & Gold, Inc (Class A)	12,522
36,316	*	Glamis Gold Ltd	798
86,315	e	Goldcorp, Inc	1,733
59,316		Iluka Resources Ltd	397
74,489	*	Inco Ltd	3,529

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

39,800		Inco Ltd	$1,885
59,781	*	Ivanhoe Mines Ltd	505
102,933		Johnson Matthey plc	2,154
92,024	*	Kinross Gold Corp	708
25,345	*	Meridian Gold, Inc	554
163,000	e	Mitsubishi Materials Corp	577
176,000	e	Mitsui Mining & Smelting Co Ltd	1,023
85,678		Newcrest Mining Ltd	1,373
307,600		Newmont Mining Corp	14,509
54,000		Nippon Light Metal Co Ltd	149
25,807		Outokumpu Oyj	345
88,900		Phelps Dodge Corp	11,551
113,087	*	Placer Dome, Inc	1,938
71,340	e	Rio Tinto Ltd	3,222
267,319		Rio Tinto plc	10,962
112,000		Sumitomo Metal Mining Co Ltd	1,040
50,228		Teck Cominco Ltd (Class B)	2,257
6,028		Umicore	660

		TOTAL METAL MINING	102,318

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
20,800		Aderans Co Ltd	569
18,333		Amer Sports Oyj	351
323,092		Anglo American plc	9,660
37,093		Bulgari S.p.A.	419
19,400		Fortune Brands, Inc	1,578
26,000		Hasbro, Inc	511
55,500		Mattel, Inc	926
26,000		Nintendo Co Ltd	3,037
4,341	*	RHI AG.	130
20,000	*	Sega Sammy Holdings, Inc	776
7,954		Societe BIC S.A.	472
948		Sulzer AG. (Regd)	482
519,070		Tyco International Ltd	14,456

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	33,367

MISCELLANEOUS RETAIL - 0.68%
58,072	*	Amazon.com, Inc	2,631
121,100		Barnes & Noble, Inc	4,566
40,000		Circle K Sunkus Co Ltd	958
140,823		Compagnie Financiere Richemont AG. (Units) (A Shs)	5,598
168,500		CVS Corp	4,888
4,190		Folli-Follie S.A. (Regd)	126
193,797		GUS plc	2,930
4,660		Hellenic Duty Free Shops S.A.	88
336,831		HMV Group plc	1,229
112	e	Index Corp	153
36,100		Jean Coutu Group, Inc	644
12,700		Longs Drug Stores Corp	545

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

5,100		Matsumotokiyoshi Co Ltd	$166
103,400		Michaels Stores, Inc	3,418
35,546		Next plc	875
254,500		Nippon Mining Holdings, Inc	2,021
134,000	*	Office Depot, Inc	3,980
137,450		Pacific Brands Ltd	299
20,023		Petsmart, Inc	436
3,600		Ryohin Keikaku Co Ltd	232
45,691	*	Sears Holdings Corp	5,685
47,945		Shoppers Drug Mart Corp	1,698
448,612		Signet Group plc	813
600,695		Staples, Inc	12,807
20,500		Tiffany & Co	815
454,370		Walgreen Co	19,742

		TOTAL MISCELLANEOUS RETAIL	77,343

MOTION PICTURES - 1.12%
109,200		Astro All Asia Networks plc	165
46,700	*	Discovery Holding Co (Class A)	674
36,200	*	DreamWorks Animation SKG, Inc (Class A)	1,001
1,463,616		News Corp (Class A)	22,818
880,699	e	News Corp (Class B)	14,532
17,601	e*	Premiere AG.	496
92,912		Rank Group plc	491
1,699,618		Time Warner, Inc	30,780
23,000		Toho Co Ltd	365
1,261,852		Viacom, Inc (Class B)	41,654
643,200		Walt Disney Co	15,520

		TOTAL MOTION PICTURES	128,496

NONDEPOSITORY INSTITUTIONS - 3.00%
24,450		Acom Co Ltd	1,778
407,373	e	Aegon NV	6,066
21,700		Aiful Corp	1,821
737,200		American Express Co	42,345
568,800		Capital One Financial Corp	45,231
176,818		Cattles plc	938
49,300		CIT Group, Inc	2,227
385,722		Countrywide Financial Corp	12,721
37,800		Credit Saison Co Ltd	1,661
11,088		D Carnegie AB	143
1,110,000		Fannie Mae	49,750
541,478		Freddie Mac	30,572
2,415,009		HBOS plc	36,465
25,200		Hitachi Capital Corp	530
447,715		Hypo Real Estate Holding AG.	22,703
293,040		ICAP plc	1,897
331,775	e	IGM Financial, Inc	12,221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

73,837		Irish Life & Permanent plc	$1,349
828,400	e	Lazard Ltd	20,959
59,283		Macquarie Bank Ltd	3,411
430,860		MBNA Corp	10,616
132,955		Mediobanca S.p.A.	2,624
84,700	e	ORIX Corp	15,320
9,991		Perpetual Trustees Australia Ltd	517
29,500		Promise Co Ltd	2,189
35,100		Provident Financial plc	389
66,800	*	Providian Financial Corp	1,181
410,300	*	RHJ International	9,894
720	e	SFCG Co Ltd	186
31,529		SFE Corp Ltd	302
58,400		SLM Corp	3,133
26,180		Takefuji Corp	2,044

		TOTAL NONDEPOSITORY INSTITUTIONS	343,183

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
12,400		Aber Diamond Corp	454
39,000		Dowa Mining Co Ltd	328
66,270		Vulcan Materials Co	4,918

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,700

OIL AND GAS EXTRACTION - 2.03%
142,400		Anadarko Petroleum Corp	13,635
116,906		Apache Corp	8,794
91,100		Baker Hughes, Inc	5,437
43,800		BJ Services Co	1,576
371,941		Burlington Resources, Inc	30,246
143,229		Canadian Natural Resources Ltd	6,479
37,300		Chesapeake Energy Corp	1,427
303,500		Devon Energy Corp	20,832
237,551		EnCana Corp	13,888
20,100		ENSCO International, Inc	936
13,700		Equitable Resources, Inc	535
17,600	*	Forest Oil Corp	917
81,400	e	GlobalSantaFe Corp	3,713
18,550		Groupe Bruxelles Lambert S.A.	1,817
115,400		Halliburton Co	7,907
31,962	e	Husky Energy, Inc	1,778
8,801		IHC Caland NV	736
22		INPEX Corp	171
25,855		Kerr-McGee Corp	2,511
44,716	*	Lundin Petroleum AB	567
21,700	*	Nabors Industries Ltd	1,559
33,829	*	Neste Oil Oyj	1,257
17,200	*	Newfield Exploration Co	845
67,340	e*	Nexen, Inc	3,217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

51,800		Noble Corp	$3,546
144,600		Noble Energy, Inc	6,782
101,800		Occidental Petroleum Corp	8,697
474,100		Oil & Natural Gas Corp Ltd	11,441
46,297		OMV AG.	2,758
200,555		Origin Energy Ltd	1,120
97,590		Patterson-UTI Energy, Inc	3,521
136,553		Petro-Canada	5,725
223,000	e	Petroleo Brasileiro S.A. (ADR)	15,942
15,967	*	Petroleum Geo-Services ASA	510
19,900		Pioneer Natural Resources Co	1,093
30,562	*	Precision Drilling Corp	1,507
66,000	*	Pride International, Inc	1,882
14,900		Rowan Cos, Inc	529
80,100		Schlumberger Ltd	6,759
42,000		Singapore Petroleum Co Ltd	147
10,690		Smedvig ASA	263
8,600	*	Southwestern Energy Co	631
185,040		Statoil ASA	4,609
52,248	*	Stolt Offshore S.A.	607
95,787	e	Talisman Energy, Inc	4,694
23,076	e	Technip S.A.	1,370
18,000		Todco	751
45,000	*	Transocean, Inc	2,759
21,000	*	Ultra Petroleum Corp	1,194
80,800	*	Veritas DGC, Inc	2,959
19,400	*	Weatherford International Ltd	1,332
121,095		Woodside Petroleum Ltd	3,329
108,639		XTO Energy, Inc	4,924

		TOTAL OIL AND GAS EXTRACTION	232,161

PAPER AND ALLIED PRODUCTS - 0.57%
102,600	e	Abitibi-Consolidated, Inc (Canada)	413
14,108	e	Billerud AB	181
14,809		Buhrmann NV	179
54,274		Bunzl plc	545
153,500		Carter Holt Harvey Ltd	268
21,870		De La Rue plc	149
50,700	*	Domtar, Inc	326
187,500		Georgia-Pacific Corp	6,386
16,000		Greif, Inc (Class A)	962
60,200		International Paper Co	1,794
159,400		Kimberly-Clark Corp	9,489
961		Mayr-Melnhof Karton AG.	140
22,500		MeadWestvaco Corp	621
97,000		NGK Insulators Ltd	1,235
162	e	Nippon Paper Group, Inc	587
30,706	e	Norske Skogindustrier ASA	455
30,706	e,v*	Norske Skogindustrier ASA (Rts)	66
255,000	e	OJI Paper Co Ltd	1,395

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

24,000		Packaging Corp of America	$466
10,700		Potlatch Corp	558
114,220		Rexam plc	1,040
35,559	*	Smurfit-Stone Container Corp	368
173,996	e	Stora Enso Oyj (R Shs)	2,400
51,025		Svenska Cellulosa AB (B Shs)	1,792
483,691		TDC a/s	26,100
73,300		Temple-Inland, Inc	2,994
18,000	e	Uni-Charm Corp	778
148,201		UPM-Kymmene Oyj	2,975

		TOTAL PAPER AND ALLIED PRODUCTS	64,662

PERSONAL SERVICES - 0.03%
17,592		Cintas Corp	722
122,515		Davis Service Group plc	1,037
38,100		H&R Block, Inc	914
10,708		Paddy Power plc	189
18,800	*	Weight Watchers International, Inc	970

		TOTAL PERSONAL SERVICES	3,832

PETROLEUM AND COAL PRODUCTS - 6.45%
15,000	*	Alon USA Energy, Inc	362
3,405,387		BP plc	40,575
529,431		BP plc (Spon ADR)	37,510
1,170,002		Chevron Corp	75,734
3,206,000	*	China Shenhua Energy Co Ltd	3,761
32,500		ConocoPhillips	2,272
1,877,137	e	ENI S.p.A.	55,923
54,900		EOG Resources, Inc	4,112
2,821,034		Exxon Mobil Corp	179,249
1,496,677		Fortum Oyj	30,135
13,500		Frontier Oil Corp	599
27,880		Hellenic Petroleum S.A.	436
30,836	e	Imperial Oil Ltd	3,561
58,000		IOI Corp Bhd	183
240,790		Marathon Oil Corp	16,598
454,000		Nippon Oil Corp	4,026
41,694		Norsk Hydro ASA	4,684
158,799		Premier Farnell plc	424
602,218		Repsol YPF S.A.	19,575
2,036,967		Royal Dutch Shell plc (A Shares)	67,567
1,135,126		Royal Dutch Shell plc (B Shares)	39,320
147,645		Santos Ltd	1,410
51,942	e	Shell Canada Ltd (U.S.)	1,819
3,432,100	e	Showa Shell Sekiyu KK	47,057
121,783		Suncor Energy, Inc	7,389
29,700		Sunoco, Inc	2,323
45,000		Teikoku Oil Co Ltd	486

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

57,200		TonenGeneral Sekiyu KK	$666
254,428	e	Total S.A.	69,663
176,713		Valero Energy Corp	19,979

		TOTAL PETROLEUM AND COAL PRODUCTS	737,398

PIPELINES, EXCEPT NATURAL GAS - 0.03%
121,834	e	TransCanada Corp	3,727

		TOTAL PIPELINES, EXCEPT NATURAL GAS	3,727

PRIMARY METAL INDUSTRIES - 0.96%
48,153		Acerinox S.A.	671
94,643	e*	Alcan, Inc (Paris)	3,005
117,400		Alcoa, Inc	2,867
9,900		Algoma Steel, Inc	196
579,635		Arcelor	13,599
3,615		Bekaert S.A.	297
699,607		BHP Billiton plc	11,337
186,179		BlueScope Steel Ltd	1,359
803,800		China Steel Corp	717
370,400	*	Corning, Inc	7,160
1,299,997		Corus Group plc	1,184
44,000	e	Daido Steel Co Ltd	283
19,672	e	Dofasco, Inc	740
12,885		IPSCO, Inc	918
2,800,000		Japan Steel Works Ltd	10,425
2,731,000		Kobe Steel Ltd	8,313
1,713,400	e	Nippon Steel Corp	6,440
110,000	e	Nisshin Steel Co Ltd	380
5,116		NKT Holding a/s	218
19,500	e	Novelis, Inc	418
79,784		Nucor Corp	4,706
142,919		OneSteel Ltd	416
21,324		Rautaruukki Oyj	481
19,324		Ssab Svenskt Stal AB (Series A)	586
124,000		Sumitomo Heavy Industries Ltd	881
4,629,346	e	Sumitomo Metal Industries Ltd	16,256
109,417		ThyssenKrupp AG.	2,291
92,000		Tokyo Steel Manufacturing Co Ltd	1,433
19,889		Trelleborg AB (B Shs)	333
263,200		United States Steel Corp	11,147
27,950		Viohalco S.A.	192
5,143		Voestalpine AG.	454

		TOTAL PRIMARY METAL INDUSTRIES	109,703

PRINTING AND PUBLISHING - 0.51%
658	*	ACCO Brands Corp	19
70,856	e	APN News & Media Ltd	271

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

32,584		Arnoldo Mondadori Editore S.p.A.	$327
185,000		Dai Nippon Printing Co Ltd	2,987
48,994		Daily Mail & General Trust	572
6,800		Dow Jones & Co, Inc	260
8,800	*	Dun & Bradstreet Corp	580
135,614		Emap plc	1,974
42,279	e	Eniro AB	495
72,800		Gannett Co, Inc	5,011
43,200	e	Gruppo Editoriale L'Espresso S.p.A.	245
143,733		Independent News & Media plc	421
238,434		John Fairfax Holdings Ltd	828
24,700		John Wiley & Sons, Inc (Class A)	1,031
10,500	e	Knight Ridder, Inc	616
33,519		Lagardere S.C.A.	2,386
52,300		McGraw-Hill Cos, Inc	2,512
47,800		New York Times Co (Class A)	1,422
36,540		PagesJaunes Groupe S.A.	1,000
160,962		Pearson plc	1,877
19,823		Promotora de Informaciones S.A. (PRISA)	384
22,700		Quebecor World, Inc	426
31,800	*	R.H. Donnelley Corp	2,012
135,035		R.R. Donnelley & Sons Co	5,006
194,901		Reed Elsevier NV	2,698
287,724		Reed Elsevier plc	2,670
14,454		Schibsted ASA	451
202,000		SCMP Group Ltd	76
514,000		Singapore Press Holdings Ltd	1,406
1,501,671	e*	Telecom Italia Media S.p.A.	987
41,019		Telefonica Publicidad e Informacion S.A.	355
57,584	e	Thomson Corp	2,153
156,000		Toppan Printing Co Ltd	1,648
72,862		Tribune Co	2,469
166,711		Trinity Mirror plc	1,771
176,451		United Business Media plc	1,728
66,867		VNU NV	2,108
800		Washington Post Co (Class B)	642
78,829		Wolters Kluwer NV	1,471
313,524		Yell Group plc	2,653

		TOTAL PRINTING AND PUBLISHING	57,948

RAILROAD TRANSPORTATION - 0.42%
243,172	e	Brambles Industries Ltd	1,645
344,115		Brambles Industries plc	2,120
96,100		Burlington Northern Santa Fe Corp	5,747
21,565		Canadian National Railway Co	1,531
52,205	*	Canadian National Railway Co (Canada)	3,711
39,937		Canadian Pacific Railway Ltd	1,722
30,100		CSX Corp	1,399
56,900		Firstgroup plc	332
88,000	e	Keihin Electric Express Railway Co Ltd	554

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

347,000	e	Kintetsu Corp	$1,176
163,000		Nippon Express Co Ltd	805
519,700		Norfolk Southern Corp	21,079
133,000	e	Odakyu Electric Railway Co Ltd	725
197,000	e	Tobu Railway Co Ltd	787
59,700		Union Pacific Corp	4,280

		TOTAL RAILROAD TRANSPORTATION	47,613

REAL ESTATE - 0.81%
341,250		Ascendas Real Estate Investment Trust	442
17,947		Bovis Homes Group plc	194
72,687		British Land Co plc	1,209
39,688		Brixton plc	274
34,376		Brookfield Properties Co	1,009
371,000		CapitaLand Ltd	690
210,941		Centro Properties Group (New)	967
379,500		Cheung Kong Holdings Ltd	4,285
163,000		City Developments Ltd	897
3,000	*	City Developments Ltd Wts 05/10/06	12
1,567	*	Cofinimmo	248
671,213		DB RREEF Trust	702
3,210		Gecina S.A.	379
501,834		GPT Group	1,495
40,900		Hammerson plc	674
482,000		Hang Lung Properties Ltd	767
134,720	e	Harvey Norman Holdings Ltd	288
186,000		Henderson Land Development Co Ltd	929
159,000		Hopewell Holdings	419
160,833		Hysan Development Co Ltd	402
8,112		Inmobiliaria Colonial S.A.	494
412,577		Investa Property Group	658
28,585		IVG Immobilien AG.	589
116,500		Kerry Properties Ltd	295
6,281		Klepierre	632
49,400		Leopalace21 Corp	1,194
325,663		Macquarie Goodman Group	1,054
24,623	*	Meinl European Land Ltd	437
14,948		Metrovacesa S.A.	1,104
12,815		MI Developments, Inc	434
218,256		Mirvac Group	673
1,699,000	e	Mitsubishi Estate Co Ltd	23,355
1,798,900		Mitsui Fudosan Co Ltd	27,093
605,924		New World Development Ltd	797
28,345		Sacyr Vallehermoso S.A.	798
39,000		Singapore Land Ltd	126
387,758		Sino Land Co	472
219,420		Slough Estates plc	2,067
10,500		St. Joe Co	656
13,015	*	Stockland	61
351,077		Stockland Trust Group	1,651

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

336,800		Sun Hung Kai Properties Ltd	$3,488
118,000		Tokyo Tatemono Co Ltd	962
48,000		Tokyu Land Corp	310
13,126		Unibail	1,912
216,600		United Overseas Land Ltd	300
376,614		Westfield Group	4,832
5,083	e	Wihlborgs Fastigheter AB	119
243,000		Wing Tai Holdings Ltd	217

		TOTAL REAL ESTATE	93,062

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.37%
113,533	e	Adidas-Salomon AG.	19,790
180,600		Bridgestone Corp	3,872
166,260	e	Continental AG.	13,691
1,700		Cooper Tire & Rubber Co	26
40,572	e	Michelin (C.G.D.E.) (B Shs)	2,391
27,091		Nokian Renkaat Oyj	644
794,602		Pirelli & C S.p.A.	845
135,000		Sanwa Shutter Corp	812
11,700	*	Sealed Air Corp	555
10,000		Toyoda Gosei Co Ltd	191

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	42,817

SECURITY AND COMMODITY BROKERS - 1.95%
144,564		3i Group plc	2,005
48,000		A.G. Edwards. Inc	2,103
103,200		Amvescap plc	672
27,776	e	Australian Stock Exchange Ltd	575
38,088		Babcock & Brown Ltd	617
101,876		Challenger Financial Services Group Ltd	312
155,400		Charles Schwab Corp	2,242
4,800	e	Chicago Mercantile Exchange Holdings, Inc	1,619
17,900		Close Brothers Group plc	263
3,444,000		Daiwa Securities Group, Inc	26,953
138,550		Deutsche Boerse AG.	13,280
30,300	*	E*Trade Financial Corp	533
196	e	E*Trade Securities Co Ltd	863
24,187	e	Euronext NV	1,068
80,500		Federated Investors, Inc (Class B)	2,675
50,600		Franklin Resources, Inc	4,248
272,893		Goldman Sachs Group, Inc	33,178
11,860		Hellenic Exchanges S.A.	111
276,000		Hong Kong Exchanges and Clearing Ltd	945
33,645		Instinet Group, Inc	167
542,000		Itochu Corp	3,735
4,100		Jafco Co Ltd	269
32,000		Janus Capital Group, Inc	462
399,040		Korea Investment Holdings Co Ltd	11,686
29,100		Legg Mason, Inc	3,192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

217,800		Lehman Brothers Holdings, Inc	$25,369
172,258		Macquarie Airports	432
40,190		Man Group plc	1,177
300,300		Marubeni Corp	1,399
13,700	e	Matsui Securities Co Ltd	167
205,300	e	Merrill Lynch & Co, Inc	12,595
883,700		Mitsubishi Corp	17,465
386,600	e	Mitsui & Co Ltd	4,847
233,800		Morgan Stanley	12,611
185,500		Nikko Cordial Corp	2,149
469,800	e	Nomura Holdings, Inc	7,300
19,800		OMX AB	245
387	*	Piper Jaffray Cos	12
4,261,000		Public Bank Bhd	7,857
40,400		Raymond James Financial, Inc	1,298
395,409	*	Refco, Inc	11,178
79,000		Shinko Securities Co Ltd	293
391,000		Singapore Exchange Ltd	583
17,474		T Rowe Price Group, Inc	1,141
29,000		Toyota Tsusho Corp	528
18,326	e	TSX Group, Inc	637

		TOTAL SECURITY AND COMMODITY BROKERS	223,056

SPECIAL TRADE CONTRACTORS - 0.17%
24,703	e	eAccess Ltd	18,635
22,000		Kinden Corp	190
16,982		YIT-Yhtyma Oyj	723

		TOTAL SPECIAL TRADE CONTRACTORS	19,548

STONE, CLAY, AND GLASS PRODUCTS - 0.65%
317,000	e	Asahi Glass Co Ltd	3,331
151,534		Boral Ltd	934
69,800		BPB plc	909
182,000	e	Central Glass Co Ltd	1,047
51,811		Cimpor Cimentos de Portugal S.A.	287
86,936		Compagnie de Saint-Gobain	5,016
139,499		CRH plc	3,793
1,049,762		CRH plc (Ireland)	28,540
241,690		CSR Ltd	572
1,089,392		Hanson plc	11,342
48,992		Holcim Ltd (Regd)	3,266
31,100		Hoya Corp	1,035
18,857		Italcementi S.p.A.	296
119,937	e	James Hardie Industries NV	820
8,000		Lafarge North America, Inc	541
46,340	e	Lafarge S.A. (Br)	4,090
179,000	e	Nippon Sheet Glass Co Ltd	807
21,700	*	Owens-Illinois, Inc	447
681,487		Pilkington plc	1,676
238,262		Rinker Group Ltd	3,017

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

69,000		Sumitomo Osaka Cement Co Ltd	$220
131,000		Taiheiyo Cement Corp	490
117,000	e	Toto Ltd	929
7,600	b,e*	USG Corp	522
16,215		Wienerberger AG.	641

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	74,568

TEXTILE MILL PRODUCTS - 0.01%
15,514	*	Gildan Activewear, Inc	592

		TOTAL TEXTILE MILL PRODUCTS	592

TOBACCO PRODUCTS - 0.72%
77,437		Altadis S.A.	3,480
766,600		Altria Group, Inc	56,506
1,361		Japan Tobacco, Inc	21,495
12,500		Loews Corp (Carolina Group)	495
300		Reynolds American, Inc	25

		TOTAL TOBACCO PRODUCTS	82,001

TRANSPORTATION BY AIR - 0.78%
72,000	*	Air China Ltd (Class H)	22
32,881		Air France-KLM	551
279,500	*	AirAsia Bhd	116
15,900	*	Alaska Air Group, Inc	462
76,000		All Nippon Airways Co Ltd	236
254,300		Auckland International Airport Ltd	402
157,161		BAA plc	1,735
3,718,356	*	British Airways plc	19,258
252,000		Cathay Pacific Airways Ltd	448
72,100	e*	Continental Airlines, Inc (Class B)	696
82,971	e	Deutsche Lufthansa AG. (Regd)	1,103
74,100		FedEx Corp	6,456
2,700		Flughafen Wien AG.	182
120,768		Iberia Lineas Aereas de Espana	309
96,000	e	Japan Airlines Corp	255
1,056		Kobenhavns Lufthavne a/s	265
246,808		Qantas Airways Ltd	635
8,646	*	Ryanair Holdings plc (Spon ADR)	394
2,440,645		SABMiller plc	47,452
18,981	e*	SAS AB	203
167,000		Singapore Airlines Ltd	1,147
57,011		Skywest, Inc	1,529
199,400		Southwest Airlines Co	2,961
233,300		Swire Pacific Ltd (A Shs)	2,149

		TOTAL TRANSPORTATION BY AIR	88,966

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

TRANSPORTATION EQUIPMENT - 3.51%
653,324		BAE Systems plc	$3,970
616,500	e	Bayerische Motoren Werke AG.	29,033
57,000		BBA Group plc	299
247,800		Boeing Co	16,838
1,476		Bombardier, Inc (Class A)	4
361,147		Bombardier, Inc (Class B)	893
12,700		Brunswick Corp	479
68,785		CAE, Inc	463
380		China Motor Corp	—
691,870		Cobham plc	1,937
252,405	e	DaimlerChrysler AG. (Regd)	13,432
301,300		Delphi Corp	832
134,700		Denso Corp	3,910
6,016		DSV a/s	641
129,858	e*	Fiat S.p.A.	1,165
844,288		Finmeccanica S.p.A.	16,806
511,300		Ford Motor Co	5,041
144,700		General Dynamics Corp	17,299
61,900	e	General Motors Corp	1,895
25,200		Genuine Parts Co	1,081
22,300		Goodrich Corp	989
39,100		Harley-Davidson, Inc	1,894
49,000	e	Hino Motors Ltd	333
223,400	e	Honda Motor Co Ltd	12,654
11,500		ITT Industries, Inc	1,306
49,000		Jardine Cycle & Carriage Ltd	322
49,900		JLG Industries, Inc	1,826
300,550	*	K&F Industries Holdings, Inc	5,028
205,000	e	Kawasaki Heavy Industries Ltd	519
1,680,000		Keppel Corp Ltd	12,629
638,800		Lockheed Martin Corp	38,992
26,276	e	Magna International, Inc (Class A)	1,979
8,140	*	Magna International, Inc (Class A)	609
44,581	e	MAN AG.	2,294
2,449,000		Mazda Motor Corp	10,761
95,000	e	Mitsui Engineering & Shipbuilding Co Ltd	226
693,600	e	Nissan Motor Co Ltd	7,931
361,315		Northrop Grumman Corp	19,637
22,755		Paccar, Inc	1,545
98,600	*	Pactiv Corp	1,727
44,855	e	Peugeot S.A.	3,055
52,411	e	Renault S.A.	4,979
470,320		Rolls-Royce Group plc	3,108
132,000		SembCorp Marine Ltd	234
20,000		Shimano, Inc	540
232,644	e	Siemens AG.	17,979
99,713		Smiths Group plc	1,692
17,300		Textron, Inc	1,241
20,066		Thales S.A.	935
404,584		Tomkins plc	2,069
497,700		Toyota Industries Corp	16,555

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

1,072,600		Toyota Motor Corp	$49,211
123,400	*	TRW Automotive Holdings Corp	3,621
656,900		United Technologies Corp	34,054
19,020	e	Valeo S.A.	793
265,740	e	Volkswagen AG.	16,404
88,745	e	Volvo AB (B Shs)	3,875
64,900		Yamaha Motor Co Ltd	1,343

		TOTAL TRANSPORTATION EQUIPMENT	400,907

TRANSPORTATION SERVICES - 0.32%
101,144		Arriva plc	1,051
14,781	*	Cargotec Corp	447
740,299	e*	Expedia, Inc	14,665
13,860		Expeditors International Washington, Inc	787
680		Kuoni Reisen Holding (Regd)	274
20,300		National Express Group plc	302
164,586		Patrick Corp Ltd	866
11,137,400		PLUS Expressways Bhd	9,456
20,100		Sabre Holdings Corp	408
168,384	e	Ship Finance International Ltd	3,368
6,219	*	Societe des Autoroutes du Nord et de l'Est de la France	390
747,897		Stagecoach Group plc	1,479
61,844	e	Toll Holdings Ltd	656
117,930	*	US Airways Group, Inc	2,478

		TOTAL TRANSPORTATION SERVICES	36,627

TRUCKING AND WAREHOUSING - 0.38%
15,000		Mitsubishi Logistics Corp	177
24,000		Seino Holdings Corp	220
342,000		Singapore Post Ltd	245
10,720		Stolt-Nielsen S.A.	430
108,103		TNT NV	2,694
548,340		United Parcel Service, Inc (Class B)	37,907
88,000	e	Yamato Transport Co Ltd	1,449

		TOTAL TRUCKING AND WAREHOUSING	43,122

WATER TRANSPORTATION - 0.29%
302		AP Moller - Maersk a/s	3,093
270,000	*	Aries Maritime Transport Ltd	4,050
56,732		Associated British Ports Holdings plc	527
61,200		Carnival Corp	3,059
63,446		Carnival plc	3,290
5,400		China Shipping Development Co Ltd	5
4,636		Compagnie Maritime Belge S.A.	162
181,000		Cosco Corp Singapore Ltd	272
24,176	e	CP Ships Ltd	513

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

3,824		D/S Torm a/s	$220
5,404		Euronav NV	178
128,920		Exel plc	2,798
14,491	e	Frontline Ltd	646
114,669	*	Genco Shipping & Trading Ltd	2,187
36,000		Kamigumi Co Ltd	287
263,000	e	Kawasaki Kisen Kaisha Ltd	1,900
337,000		Mitsui OSK Lines Ltd	2,697
280,000		Nippon Yusen Kabushiki Kaisha	1,880
88,100		Peninsular and Oriental Steam Navigation Co	521
15,200		Royal Caribbean Cruises Ltd	657
343,874	*	TBS International Ltd	3,508
16,773		Uponor Oyj	389
23,094		Wan Hai Lines Ltd	17

		TOTAL WATER TRANSPORTATION	32,856

WHOLESALE TRADE-DURABLE GOODS - 0.36%
25,460	e	AGFA-Gevaert NV	616
10,000	e	Anritsu Corp	54
154,600	*	Arrow Electronics, Inc	4,848
42,600	*	Avnet, Inc	1,042
15,000		Canon Sales Co, Inc	308
569		D'ieteren S.A.	136
50		Filtrona plc	—-
24,371		Finning International, Inc	841
198,000		Fuji Electric Holdings Co Ltd	790
30,273		Kingspan Group plc	391
23,500		Martin Marietta Materials, Inc	1,844
8,700	e	Mitsumi Electric Co Ltd	89
445,100		Omnicare, Inc	25,028
59,500		Orient Overseas International Ltd	222
14,338	*	Patterson Cos, Inc	574
74,000		SembCorp Logistics Ltd	72
60,683		SSL International plc	289
240,000		Techtronic Industries Co	614
57,600		Terumo Corp	1,855
3,390	e	USS Co Ltd	241
11,100		W.W. Grainger, Inc	698
10,489		Zodiac S.A.	621

		TOTAL WHOLESALE TRADE-DURABLE GOODS	41,173

WHOLESALE TRADE-NONDURABLE GOODS - 1.37%
139,674		Alliance Unichem plc	2,141
20,462	e	Altana AG.	1,149
116,700		AmerisourceBergen Corp	9,021
34,545		Billabong International Ltd	344
461,305		British American Tobacco plc	9,720

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

13,000		Buhrmann NV			$159
362,900		Cardinal Health, Inc			23,022
13,666		Celesio AG.			1,200
179,315		Ciba Specialty Chemicals AG. (Regd)			10,619
61,488		Clariant AG.			887
170,301		Daiichi Sankyo Co Ltd			3,494
20,100	*	Dean Foods Co			781
78,053		Fyffes plc			239
472,976	e	H Lundbeck a/s			12,054
27,909	*	Iaws Group plc			405
472,588		Imperial Tobacco Group plc			13,578
19,809		Inchcape plc			767
378,450		Inditex S.A.			11,142
9,200		Kokuyo Co Ltd			127
466,000		Li & Fung Ltd			1,078
174,400		McKesson Corp			8,275
274,500	v*	Mitsubishi Chemical Holdings Corp			1,807
26,200		Nike, Inc (Class B)			2,140
4,700		Nu Skin Enterprises, Inc (Class A)			90
235,000		Olam International Ltd			193
7,560		Oriflame Cosmetics S.A. (SDR)			221
113,610		PaperlinX Ltd			274
17,500	e*	Performance Food Group Co			552
263,000		Safeway, Inc			6,733
194,060		Seven & I Holdings Co Ltd			6,438
95,797		Swedish Match AB			1,146
87,300		Sysco Corp			2,739
28,000		Tokuyama Corp			275
42,000		Unilever NV			3,001
288,284		Unilever NV (Cert)			20,559

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			156,370

		TOTAL COMMON STOCKS			11,262,296
		(Cost $10,445,354)

PRINCIPAL

SHORT-TERM INVESTMENTS - 7.26%

CERTIFICATES OF DEPOSIT - 0.86%
$ 15,000,000		BNP Paribas	4.155	03/31/06	14,999
30,000,000		Canadian Imperial Bank of Commerce	4.300	09/28/06	29,976
10,000,000		Deutsche Bank	4.105	08/25/06	9,977
10,000,000		First Tennessee Bank	3.570	10/03/05	10,000
10,000,000		PNC Bank, NA	3.610	12/30/05	9,992
10,000,000		Toronto Dominion Bank	3.853	07/05/06	9,963
13,000,000		Wells Fargo	3.650	10/14/05	12,999

		TOTAL CERTIFICATES OF DEPOSIT			97,906

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

COMMERCIAL PAPER - 4.35%
$ 14,050,000	c	Air Products & Chemicals, Inc	3.770	10/05/05	$14,047
30,000,000		American Honda Finance Corp	3.720	10/25/05	29,931
20,000,000	c	Beta Finance, Inc	3.970	03/23/06	19,609
15,000,000	c	Cargill Global Funding, plc	3.850	10/03/05	14,995
22,000,000	c,d	CC USA, Inc	3.270	10/20/05	21,961
25,000,000		Corporate Asset Funding Corp, Inc	3.600	10/26/05	24,939
30,000,000	c	Dorada Finance, Inc	3.775	10/25/05	29,930
23,164,000	c	Grampian Funding LLC	3.550	11/08/05	23,075
18,000,000	c	Greyhawk Funding LLC	3.800	11/02/05	17,937
20,000,000	c	Honeywell International, Inc	3.800	10/03/05	19,994
13,915,000	c	Kitty Hawk Funding Corp	3.890	02/15/06	13,704
30,000,000	c	Links Finance LLC	3.870	10/03/05	29,990
30,000,000		Paccar Financial Corp	3.730	10/14/05	29,957
9,000,000	c	Park Avenue Receivables Corp	3.790	11/02/05	8,971
30,000,000	c,d	Pepsico, Inc	3.550	10/11/05	29,975
30,000,000	c,d	Procter & Gamble Co	3.530	10/24/05	29,934
30,000,000		Rabobank USA Finance Corp	3.870	10/03/05	29,990
30,000,000	c	Ranger Funding Co LLC	3.800	11/02/05	29,905
28,000,000		Scaldis Capital LLC	3.760	11/28/05	27,831
10,000,000	c	Sigma Finance, Inc	3.460	02/24/06	9,838
10,000,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	10,000
30,000,000	c	Variable Funding Capital Corp	3.780	10/27/05	29,915

		TOTAL COMMERCIAL PAPER			496,428

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.83%
10,000,000		Federal Farm Credit Bank (FFCB)	3.700	07/05/06	9,954
85,890,000		Federal Home Loan Bank (FHLB)	3.500	10/05/05	85,873
10,000,000		Federal Home Loan Bank (FHLB)	3.465	10/21/05	9,982
28,970,000		Federal Home Loan Mortgage Corp (FHLMC)	3.180	10/03/05	28,962
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.650	11/09/05	49,811
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.310	12/15/05	24,809

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			209,391

VARIABLE NOTES - 0.22%
25,000,000		Harrier Finance Funding LLC	3.901	06/26/06	24,997

		TOTAL VARIABLE NOTES			24,997

		TOTAL SHORT-TERM INVESTMENTS			828,722
		(Cost $828,872)

		TOTAL PORTFOLIO - 106.26%			12,139,165
		(Cost $11,321,173)
		OTHER ASSETS & LIABILITIES, NET - (6.26%)			(714,994)

		NET ASSETS - 100.00%			$11,424,171

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

*	Non-income producing
b	In bankruptcy
c	Commercial Paper issued under the Private Placement exemption under Section 4(2)
of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	GAIN

E-mini S&P 500 Index	568	$35,054,120	December 2005	$84,493

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.82%

CERTIFICATES OF DEPOSIT - 17.21%
$ 25,000,000	Abbey National plc	3.480	10/11/05	$24,999
50,000,000	Abbey National plc	3.810	11/21/05	50,001
50,000,000	Abbey National plc	3.860	11/29/05	50,003
30,000,000	ABN Amro Bank N.V.	3.650	10/21/05	30,000
43,925,000	ABN Amro Bank N.V.	3.830	11/28/05	43,920
50,000,000	ABN Amro Bank N.V.	3.730	11/30/05	49,991
25,000,000	American Express Centurion Bank	3.480	10/05/05	24,999
30,000,000	American Express Centurion Bank	3.740	10/20/05	30,000
50,000,000	Bank Of Montreal	3.600	10/13/05	49,999
11,000,000	Barclays Bank, plc	3.735	11/14/05	10,999
30,000,000	Barclays Bank, plc	3.960	12/29/05	30,002
15,000,000	Canadian Imperial Bank of Commerce	3.540	10/17/05	14,999
49,000,000	Deutsche Bank	3.510	10/12/05	48,998
50,000,000	Deutsche Bank	3.720	11/14/05	49,997
50,000,000	Deutsche Bank	3.740	11/16/05	49,996
50,000,000	Dexia Bank	3.675	11/07/05	50,001
25,000,000	Dexia Bank	3.770	12/12/05	24,992
47,000,000	First Tennessee Bank NA	3.740	11/15/05	46,997
43,250,000	National City Corp	3.540	10/18/05	43,247
15,000,000	PNC Bank, NA	3.610	12/30/05	14,987
50,000,000	Rabobank	3.880	12/02/05	50,000
27,000,000	Regions Bank (Alabama)	3.390	10/07/05	26,999
20,000,000	Regions Bank (Alabama)	3.790	11/28/05	19,996
50,000,000	Royal Bank of Canada	3.660	11/08/05	49,996
29,000,000	Royal Bank of Canada	3.700	11/08/05	28,999
48,000,000	Royal Bank of Canada	3.796	11/29/05	47,997
22,000,000	Royal Bank of Canada	3.925	12/27/05	22,000
23,500,000	Societe Generale	3.860	12/27/05	23,495
25,000,000	Toronto Dominion Bank	3.690	10/12/05	25,000
17,000,000	Toronto Dominion Bank	3.460	11/28/05	16,987
30,000,000	Toronto Dominion Bank	3.935	01/19/06	29,991
26,235,000	Toronto Dominion Bank	4.000	02/27/06	26,225
50,000,000	Wells Fargo	3.650	10/14/05	50,000
25,315,000	Wells Fargo	3.690	10/24/05	25,315
50,000,000	Wells Fargo	3.690	10/25/05	50,000
23,500,000	Wells Fargo	3.750	10/31/05	23,500

	TOTAL CERTIFICATES OF DEPOSIT			1,255,627

COMMERCIAL PAPER - 74.59%
9,000,000	Abbey National North America LLC	3.780	10/25/05	8,976
24,500,000	ABN Amro North America Finance, Inc	3.525	10/20/05	24,452
58,360,000	American Honda Finance Corp	3.560	10/05/05	58,331
30,725,000	American Honda Finance Corp	3.640	10/18/05	30,669
44,200,000	American Honda Finance Corp	3.590	10/19/05	44,119
12,400,000	American Honda Finance Corp	3.640	10/21/05	12,374
4,000,000	American Honda Finance Corp	3.680	10/28/05	3,989

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 7,400,000		Barclays U.S. Funding Corp	3.500	10/03/05	$7,398
18,700,000		Barclays U.S. Funding Corp	3.720	11/10/05	18,621
5,000,000		Barclays U.S. Funding Corp	3.750	11/18/05	4,975
2,225,000		Barclays U.S. Funding Corp	3.720	11/28/05	2,211
18,500,000		Barclays U.S. Funding Corp	3.850	12/14/05	18,356
14,400,000	c	Beta Finance, Inc	3.510	10/14/05	14,380
25,000,000	c	Beta Finance, Inc	3.570	10/20/05	24,951
2,200,000	c	Beta Finance, Inc	3.570	10/21/05	2,195
9,495,000	c	Beta Finance, Inc	3.780	10/31/05	9,465
24,000,000	c	Beta Finance, Inc	3.740	11/22/05	23,867
25,000,000	c	Beta Finance, Inc	3.740	11/23/05	24,864
11,636,000	c	Beta Finance, Inc	3.760	11/30/05	11,563
11,000,000	c	Beta Finance, Inc	3.740	12/01/05	10,930
26,000,000	c	Beta Finance, Inc	3.870	01/20/06	25,685
25,000,000	c	BMW US Capital Corp	3.550	10/06/05	24,985
9,000,000	c	BMW US Capital Corp	3.640	10/18/05	8,984
25,000,000	c	BMW US Capital Corp	3.655	10/24/05	24,939
5,352,000	c	BMW US Capital Corp	3.650	11/07/05	5,332
25,000,000	c	BMW US Capital Corp	3.700	11/16/05	24,883
50,000,000		Canadian Imperial Holding, Inc	3.730	11/09/05	49,793
30,000,000		Canadian Imperial Holding, Inc	3.785	11/21/05	29,838
3,125,000		Canadian Wheat Board (The)	3.520	10/06/05	3,123
13,500,000		Caterpillar Financial Services Corp	3.760	10/31/05	13,456
50,000,000	c	Caterpillar, Inc	3.770	10/21/05	49,890
53,400,000	c	CC (USA), Inc	3.635	10/17/05	53,308
6,750,000	c	CC (USA), Inc	3.670	11/03/05	6,728
18,000,000	c	CC (USA), Inc	3.680	11/09/05	17,929
15,000,000	c	CC (USA), Inc	3.700	11/15/05	14,929
34,500,000	c	CC (USA), Inc	3.830	01/13/06	34,110
14,700,000	c	CC (USA), Inc	3.890	01/20/06	14,522
8,500,000	c	CC (USA), Inc	3.890	02/15/06	8,371
61,370,000	c	Ciesco Lp	3.490	10/03/05	61,352
50,000,000	c	Ciesco Lp	3.650	10/14/05	49,929
29,500,000	c	Ciesco Lp	3.680	10/25/05	29,425
9,500,000	c	Ciesco Lp	3.730	11/15/05	9,455
50,000,000		Citigroup Funding, Inc	3.630	10/17/05	49,914
34,500,000		Citigroup Funding, Inc	3.730	10/28/05	34,400
20,000,000		Citigroup Funding, Inc	3.770	11/03/05	19,929
45,000,000		Citigroup Funding, Inc	3.700	11/14/05	44,794
50,000,000	c	Colgate-Palmolive Co	3.560	10/04/05	49,980
18,900,000	c	Corporate Asset Funding Corp, Inc	3.590	10/06/05	18,889
6,500,000	c	Corporate Asset Funding Corp, Inc	3.620	10/13/05	6,492
39,000,000	c	Corporate Asset Funding Corp, Inc	3.610	10/18/05	38,930
20,000,000		Corporate Asset Funding Corp, Inc	3.600	10/26/05	19,948
7,500,000	c	Corporate Asset Funding Corp, Inc	3.640	10/27/05	7,480
33,500,000	c	Corporate Asset Funding Corp, Inc	3.650	10/28/05	33,404
24,500,000	c	Corporate Asset Funding Corp, Inc	3.830	11/18/05	24,372
50,000,000	c	Depfa Bank plc	3.580	10/07/05	49,965
50,000,000	c	Depfa Bank plc	3.665	11/01/05	49,840
10,000,000	c	Depfa Bank plc	3.665	11/02/05	9,969
19,000,000	c	Dorada Finance, Inc	3.720	10/14/05	18,973
29,000,000	c	Dorada Finance, Inc	3.530	10/20/05	28,943

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 14,500,000	c	Dorada Finance, Inc	3.570	10/28/05	$14,459
23,000,000	c	Dorada Finance, Inc	3.700	11/10/05	22,906
32,460,000	c	Dorada Finance, Inc	3.720	11/15/05	32,306
13,605,000	c	Dorada Finance, Inc	3.720	11/18/05	13,536
10,000,000	c	Dorada Finance, Inc	3.410	11/23/05	9,946
8,000,000	c	Dorada Finance, Inc	3.900	01/23/06	7,900
22,000,000	c	Edison Asset Securitization, LLC	3.450	10/04/05	21,991
11,251,000	c	Edison Asset Securitization, LLC	3.520	10/11/05	11,239
10,000,000	c	Edison Asset Securitization, LLC	3.590	10/13/05	9,987
38,000,000	c	Edison Asset Securitization, LLC	3.680	11/07/05	37,852
6,000,000	c	Edison Asset Securitization, LLC	3.380	11/14/05	5,972
40,000,000	c	Edison Asset Securitization, LLC	3.710	11/17/05	39,805
12,000,000	c	Edison Asset Securitization, LLC	3.720	01/04/06	11,877
9,600,000	c	Edison Asset Securitization, LLC	3.870	01/20/06	9,484
24,400,000		EI Du Pont de Nemours & Co	3.720	11/01/05	24,319
25,000,000		Fcar Owner Trust I	3.610	10/05/05	24,987
40,000,000		Fcar Owner Trust I	3.610	10/06/05	39,976
25,000,000		Fcar Owner Trust I	3.600	10/17/05	24,958
10,000,000		Fcar Owner Trust I	3.730	11/15/05	9,953
50,000,000		Fcar Owner Trust I	3.730	11/16/05	49,765
44,225,000	c	Gannett Co, Inc	3.750	11/02/05	44,073
30,000,000		General Electric Capital Corp	3.680	10/18/05	29,945
15,000,000		General Electric Capital Corp	3.630	10/21/05	14,968
20,000,000		General Electric Capital Corp	3.690	11/14/05	19,909
20,000,000		General Electric Capital Corp	3.700	11/16/05	19,907
10,000,000		General Electric Capital Corp	3.730	11/22/05	9,945
10,000,000		General Electric Capital Corp	3.470	11/28/05	9,938
1,255,000		General Electric Capital Corp	3.780	12/15/05	1,245
20,000,000		General Electric Capital Corp	3.830	12/21/05	19,828
50,000,000		Goldman Sachs Group, Inc	3.790	10/27/05	49,858
2,870,000	c	Govco, Inc	3.450	10/07/05	2,868
25,200,000	c	Govco, Inc	3.520	10/11/05	25,173
18,245,000	c	Govco, Inc	3.500	10/12/05	18,224
42,000,000	c	Govco, Inc	3.620	10/19/05	41,923
34,000,000	c	Govco, Inc	3.660	11/09/05	33,866
12,290,000	c	Govco, Inc	3.450	11/15/05	12,232
5,000,000	c	Govco, Inc	3.800	12/14/05	4,961
11,000,000	c	Govco, Inc	3.530	12/15/05	10,912
15,000,000	c	Grampian Funding LLC	3.440	10/05/05	14,993
8,000,000	c	Grampian Funding LLC	3.470	10/07/05	7,994
5,000,000	c	Grampian Funding LLC	3.350	10/26/05	4,987
21,500,000	c	Grampian Funding LLC	3.670	12/06/05	21,351
3,300,000	c	Grampian Funding LLC	3.680	12/30/05	3,268
2,000,000	c	Grampian Funding LLC	3.740	01/09/06	1,978
46,500,000		Greenwich Capital Holdings, Inc	3.700	11/07/05	46,318
16,500,000	c	Greyhawk Funding LLC	3.780	10/26/05	16,455
25,000,000	c	Greyhawk Funding LLC	3.670	11/08/05	24,901
33,500,000	c	Greyhawk Funding LLC	3.740	11/16/05	33,343
25,000,000	c	Greyhawk Funding LLC	3.700	11/17/05	24,878
25,000,000	c	Greyhawk Funding LLC	3.960	01/20/06	24,697
25,000,000	c	Greyhawk Funding LLC	3.980	01/26/06	24,680
10,000,000	c	Harley-Davidson Funding Corp	3.740	10/18/05	9,981

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 4,700,000	c	Harrier Finance Funding LLC	3.480	10/07/05	$4,697
6,700,000	c	Harrier Finance Funding LLC	3.650	10/13/05	6,691
5,000,000	c	Harrier Finance Funding LLC	3.340	10/20/05	4,990
30,300,000	c	Harrier Finance Funding LLC	3.700	11/01/05	30,200
9,500,000	c	Harrier Finance Funding LLC	3.720	11/17/05	9,454
29,885,000	c	Harrier Finance Funding LLC	3.770	11/22/05	29,720
5,866,000	c	Harrier Finance Funding LLC	3.860	12/09/05	5,823
8,100,000	c	Harrier Finance Funding LLC	3.600	12/16/05	8,035
5,400,000	c	Harrier Finance Funding LLC	3.760	12/22/05	5,353
12,000,000	c	Harrier Finance Funding LLC	3.910	12/28/05	11,886
24,500,000	c	Harrier Finance Funding LLC	3.930	01/25/06	24,189
8,702,000	c	Harrier Finance Funding LLC	3.880	03/01/06	8,556
30,000,000		HBOS Treasury Services plc	3.550	10/03/05	29,991
11,891,000		HBOS Treasury Services plc	3.445	10/05/05	11,885
6,800,000		HBOS Treasury Services plc	3.460	10/06/05	6,796
4,000,000		HBOS Treasury Services plc	3.660	10/18/05	3,993
6,600,000		HBOS Treasury Services plc	3.730	11/15/05	6,569
10,400,000		HBOS Treasury Services plc	3.730	11/18/05	10,348
25,600,000		HBOS Treasury Services plc	3.750	12/01/05	25,438
5,000,000		HBOS Treasury Services plc	3.760	12/15/05	4,961
50,000,000		HSBC Finance Corp	3.740	10/31/05	49,839
50,000,000		HSBC Finance Corp	3.760	11/30/05	49,688
25,000,000		HSBC Finance Corp	3.790	12/22/05	24,781
25,000,000		HSBC Finance Corp	3.950	01/26/06	24,680
59,155,000	c	IBM Capital, Inc	3.480	10/05/05	59,127
44,165,000	c	IBM Capital, Inc	3.470	10/06/05	44,140
19,415,000	c	Kimberly-Clark Worldwide, Inc	3.740	10/28/05	19,359
10,000,000	c	Kitty Hawk Funding Corp	3.735	10/18/05	9,981
22,346,000	c	Kitty Hawk Funding Corp	3.750	10/20/05	22,299
44,000,000	c	Kitty Hawk Funding Corp	3.775	10/24/05	43,890
22,996,000	c	Kitty Hawk Funding Corp	3.775	10/27/05	22,931
38,000,000	c	Kitty Hawk Funding Corp	3.750	11/10/05	37,838
13,000,000	c	Kitty Hawk Funding Corp	3.890	02/15/06	12,803
35,000,000	c	Links Finance LLC	3.760	11/09/05	34,854
31,334,000	c	Links Finance LLC	3.720	11/17/05	31,181
14,000,000	c	Links Finance LLC	3.740	11/22/05	13,923
33,000,000	c	Links Finance LLC	3.780	11/28/05	32,794
32,000,000	c	Links Finance LLC	3.740	12/08/05	31,771
5,500,000	c	Links Finance LLC	3.890	12/22/05	5,452
22,695,000	c	Nestle Capital Corp	3.650	11/30/05	22,554
6,515,000		Paccar Financial Corp	3.460	10/06/05	6,511
8,600,000		Paccar Financial Corp	3.460	10/13/05	8,589
6,000,000		Paccar Financial Corp	3.330	10/24/05	5,986
10,265,000		Paccar Financial Corp	3.640	11/03/05	10,232
5,950,000		Paccar Financial Corp	3.640	11/07/05	5,928
68,760,000		Paccar Financial Corp	3.670	11/10/05	68,480
14,000,000		Paccar Financial Corp	3.700	11/17/05	13,932
14,800,000		Paccar Financial Corp	3.800	12/15/05	14,683
5,000,000	c	Park Avenue Receivables Corp	3.630	10/11/05	4,994
24,092,000	c	Park Avenue Receivables Corp	3.740	10/19/05	24,044
25,000,000	c	Park Avenue Receivables Corp	3.750	10/20/05	24,948
7,000,000	c	Park Avenue Receivables Corp	3.780	10/24/05	6,983

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 31,565,000	c	Park Avenue Receivables Corp	3.750	10/25/05	$31,483
7,000,000	c	Park Avenue Receivables Corp	3.790	11/02/05	6,976
6,401,000	c	Park Avenue Receivables Corp	3.800	11/04/05	6,377
30,000,000	c	Pepsico, Inc	3.550	10/11/05	29,966
20,000,000	c	Pepsico, Inc	3.730	10/19/05	19,961
38,755,000	c	Pepsico, Inc	3.730	10/27/05	38,647
50,000,000	c	Pepsico, Inc	3.750	11/04/05	49,818
7,090,000		PNC Bank, NA	3.280	10/27/05	7,071
8,448,000	c	Preferred Receivables Funding	3.620	10/04/05	8,445
9,500,000	c	Preferred Receivables Funding	3.650	10/12/05	9,488
19,640,000	c	Preferred Receivables Funding	3.650	10/14/05	19,612
13,000,000	c	Preferred Receivables Funding	3.740	10/20/05	12,973
6,829,000	c	Preferred Receivables Funding	3.680	10/25/05	6,812
37,100,000	c	Preferred Receivables Funding	3.750	10/26/05	37,000
40,000,000	c	Preferred Receivables Funding	3.775	10/28/05	39,883
2,000,000	c	Preferred Receivables Funding	3.800	11/03/05	1,993
4,071,000	c	Preferred Receivables Funding	3.810	11/07/05	4,055
9,783,000	c	Preferred Receivables Funding	3.740	11/21/05	9,729
11,570,000	c	Private Export Funding Corp	3.270	10/06/05	11,563
30,000,000	c	Private Export Funding Corp	3.280	10/11/05	29,968
28,000,000	c	Private Export Funding Corp	3.400	11/15/05	27,869
7,500,000	c	Private Export Funding Corp	3.420	11/16/05	7,465
15,000,000	c	Private Export Funding Corp	3.400	11/22/05	14,917
8,500,000	c	Private Export Funding Corp	3.650	12/05/05	8,443
34,000,000	c	Private Export Funding Corp	3.725	12/06/05	33,766
16,000,000	c	Private Export Funding Corp	3.720	12/15/05	15,874
35,000,000	c	Procter & Gamble Co	3.590	10/03/05	34,990
27,000,000	c	Procter & Gamble Co	3.590	10/11/05	26,970
7,545,000	c	Procter & Gamble Co	3.640	11/08/05	7,516
28,000,000	c	Procter & Gamble Co	3.665	11/15/05	27,869
12,935,000	c	Procter & Gamble Co	3.630	12/01/05	12,853
10,500,000	c	Procter & Gamble Co	3.800	12/14/05	10,418
29,400,000	c	Procter & Gamble Co	3.795	12/20/05	29,151
3,250,000		Rabobank USA Finance Corp	3.650	11/08/05	3,236
10,000,000		Rabobank USA Finance Corp	3.460	11/10/05	9,959
33,045,000		Rabobank USA Finance Corp	3.650	12/16/05	32,781
18,000,000		Rabobank USA Finance Corp	3.810	12/22/05	17,844
22,648,000	c	Ranger Funding Co LLC	3.450	10/03/05	22,641
17,284,000	c	Ranger Funding Co LLC	3.640	10/12/05	17,263
17,500,000	c	Ranger Funding Co LLC	3.670	10/13/05	17,477
31,255,000	c	Ranger Funding Co LLC	3.750	10/19/05	31,193
16,000,000	c	Ranger Funding Co LLC	3.750	10/24/05	15,960
12,000,000	c	Ranger Funding Co LLC	3.770	10/27/05	11,966
33,000,000	c	Ranger Funding Co LLC	3.800	11/02/05	32,885
3,500,000		Royal Bank of Scotland plc	3.500	10/04/05	3,499
4,815,000		Royal Bank of Scotland plc	3.760	10/17/05	4,806
25,000,000		Royal Bank of Scotland plc	3.770	11/01/05	24,916
50,000,000		Royal Bank of Scotland plc	3.720	11/21/05	49,732
10,851,000	c	Scaldis Capital LLC	3.730	10/05/05	10,845
25,000,000	c	Scaldis Capital LLC	3.640	10/07/05	24,982
6,070,000	c	Scaldis Capital LLC	3.710	10/13/05	6,062
9,250,000	c	Scaldis Capital LLC	3.740	10/17/05	9,234

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 9,000,000	c	Scaldis Capital LLC	3.760	10/25/05	$8,976
10,000,000	c	Scaldis Capital LLC	3.810	11/16/05	9,950
12,404,000	c	Scaldis Capital LLC	3.400	11/18/05	12,341
4,211,000	c	Scaldis Capital LLC	3.600	12/20/05	4,175
32,821,000	c	Scaldis Capital LLC	3.910	01/25/06	32,404
36,890,000		Shell Finance (UK) plc	3.400	10/11/05	36,850
12,750,000	c	Shell International Finance	3.920	12/28/05	12,630
6,000,000	c	Sherwin-Williams Co	3.760	10/11/05	5,993
13,000,000	c	Sherwin-Williams Co	3.700	11/21/05	12,930
30,035,000	c	Sherwin-Williams Co	3.760	12/05/05	29,830
20,000,000	c	Sigma Finance, Inc	3.460	10/05/05	19,990
20,000,000	c	Sigma Finance, Inc	3.580	10/24/05	19,952
23,000,000	c	Sigma Finance, Inc	3.680	11/09/05	22,910
4,000,000	c	Sigma Finance, Inc	3.390	11/16/05	3,981
37,975,000	c	Sigma Finance, Inc	3.750	11/28/05	37,738
2,275,000	c	Sigma Finance, Inc	3.700	12/01/05	2,260
2,200,000	c	Sigma Finance, Inc	3.530	12/05/05	2,185
28,500,000	c	Sigma Finance, Inc	3.960	01/12/06	28,181
12,675,000	c	Sigma Finance, Inc	3.940	03/01/06	12,462
25,000,000		Societe Generale North America, Inc	3.510	10/13/05	24,969
13,250,000		Societe Generale North America, Inc	3.690	11/14/05	13,189
13,500,000		Societe Generale North America, Inc	3.705	11/17/05	13,435
4,500,000		Societe Generale North America, Inc	3.680	12/02/05	4,471
19,000,000		Societe Generale North America, Inc	3.670	12/07/05	18,867
22,340,000		Societe Generale North America, Inc	3.760	12/14/05	22,166
29,000,000		Societe Generale North America, Inc	3.780	12/19/05	28,758
3,000,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	2,999
29,500,000		UBS Finance, (Delaware), Inc	3.600	10/07/05	29,479
16,295,000		UBS Finance, (Delaware), Inc	3.420	10/14/05	16,273
21,600,000		UBS Finance, (Delaware), Inc	3.770	11/07/05	21,518
23,990,000		UBS Finance, (Delaware), Inc	3.770	11/08/05	23,892
8,700,000		UBS Finance, (Delaware), Inc	3.690	11/21/05	8,653
13,500,000		UBS Finance, (Delaware), Inc	3.710	11/23/05	13,427
11,320,000		UBS Finance, (Delaware), Inc	3.780	11/28/05	11,250
7,300,000		UBS Finance, (Delaware), Inc	3.750	11/30/05	7,255
14,200,000		UBS Finance, (Delaware), Inc	3.860	12/07/05	14,101
1,094,000		UBS Finance, (Delaware), Inc	3.820	12/19/05	1,085
15,099,000	c	Variable Funding Capital Corp	3.500	10/04/05	15,093
25,000,000	c	Variable Funding Capital Corp	3.570	10/06/05	24,985
17,830,000	c	Variable Funding Capital Corp	3.750	10/21/05	17,791
18,585,000	c	Variable Funding Capital Corp	3.780	10/27/05	18,532
25,000,000	c	Variable Funding Capital Corp	3.760	11/03/05	24,911
18,000,000	c	Variable Funding Capital Corp	3.760	11/04/05	17,934
20,000,000	c	Ventures Business Trust	3.870	10/03/05	19,994
9,900,000	c	Wal-Mart Stores, Inc	3.540	10/03/05	9,897
49,200,000	c	Wal-Mart Stores, Inc	3.520	10/04/05	49,181
16,656,000	c	Yorktown Capital, LLC	3.660	10/06/05	16,646
11,000,000	c	Yorktown Capital, LLC	3.600	10/12/05	10,987
25,000,000	c	Yorktown Capital, LLC	3.515	10/17/05	24,958
37,000,000	c	Yorktown Capital, LLC	3.750	10/18/05	36,931
11,974,000	c	Yorktown Capital, LLC	3.750	10/20/05	11,949
3,700,000	c	Yorktown Capital, LLC	3.780	10/24/05	3,691

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 9,844,000	c	Yorktown Capital, LLC	3.780	11/15/05	$9,796
25,000,000	c	Yorktown Capital, LLC	3.770	11/29/05	24,840
10,000,000	c	Yorktown Capital, LLC	3.830	12/19/05	9,916

		TOTAL COMMERCIAL PAPER			5,442,220

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 7.34%
25,000,000		Federal Home Loan Bank (FHLB)	3.700	11/14/05	24,884
2,480,000		Federal Home Loan Bank (FHLB)	3.590	12/02/05	2,464
10,000,000		Federal Home Loan Bank (FHLB)	3.810	12/23/05	9,915
5,000,000		Federal Home Loan Bank (FHLB)	3.710	12/29/05	4,954
29,315,000		Federal Home Loan Mortgage Corp (FHLMC)	3.210	10/04/05	29,304
8,531,000		Federal Home Loan Mortgage Corp (FHLMC)	3.580	10/18/05	8,516
2,940,000		Federal Home Loan Mortgage Corp (FHLMC)	3.190	10/26/05	2,933
7,555,000		Federal Home Loan Mortgage Corp (FHLMC)	3.570	11/01/05	7,532
13,240,000		Federal Home Loan Mortgage Corp (FHLMC)	3.660	11/02/05	13,199
17,490,000		Federal Home Loan Mortgage Corp (FHLMC)	3.490	11/10/05	17,421
10,025,000		Federal Home Loan Mortgage Corp (FHLMC)	3.310	11/15/05	9,979
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.260	11/28/05	9,940
13,725,000		Federal Home Loan Mortgage Corp (FHLMC)	3.675	11/29/05	13,641
24,275,000		Federal Home Loan Mortgage Corp (FHLMC)	3.600	12/12/05	24,097
45,259,000		Federal Home Loan Mortgage Corp (FHLMC)	3.675	12/13/05	44,922
7,045,000		Federal Home Loan Mortgage Corp (FHLMC)	3.470	12/27/05	6,982
6,780,000		Federal Home Loan Mortgage Corp (FHLMC)	3.450	12/28/05	6,719
7,664,000		Federal Home Loan Mortgage Corp (FHLMC)	3.480	12/30/05	7,593
6,620,000		Federal Home Loan Mortgage Corp (FHLMC)	3.615	01/10/06	6,550
3,040,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	01/17/06	3,006
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.790	01/31/06	49,360
16,920,000		Federal Home Loan Mortgage Corp (FHLMC)	3.820	02/07/06	16,687
12,466,000		Federal Home Loan Mortgage Corp (FHLMC)	3.890	03/15/06	12,242
4,263,000		Federal Home Loan Mortgage Corp (FHLMC)	3.894	04/10/06	4,173
710,000		Federal National Mortgage Association (FNMA)	3.470	10/07/05	710
54,833,000		Federal National Mortgage Association (FNMA)	3.550	10/12/05	54,772
12,445,000		Federal National Mortgage Association (FNMA)	3.300	10/19/05	12,423
10,305,000		Federal National Mortgage Association (FNMA)	3.560	10/24/05	10,281
80,000		Federal National Mortgage Association (FNMA)	3.540	10/26/05	80
25,000,000		Federal National Mortgage Association (FNMA)	3.600	11/02/05	24,923
6,101,000		Federal National Mortgage Association (FNMA)	3.590	11/04/05	6,080
5,000,000		Federal National Mortgage Association (FNMA)	3.330	11/10/05	4,980
4,815,000		Federal National Mortgage Association (FNMA)	3.390	11/14/05	4,794
30,000,000		Federal National Mortgage Association (FNMA)	3.340	11/23/05	29,843
20,400,000		Federal National Mortgage Association (FNMA)	3.330	11/30/05	20,279
13,539,000		Federal National Mortgage Association (FNMA)	3.445	12/09/05	13,444
5,575,000		Federal National Mortgage Association (FNMA)	3.720	12/19/05	5,530
6,348,000		Federal National Mortgage Association (FNMA)	3.680	12/27/05	6,292
3,425,000		Federal National Mortgage Association (FNMA)	3.960	02/15/06	3,373
496,000		Federal National Mortgage Association (FNMA)	3.814	06/30/06	481

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			535,298

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

VARIABLE NOTES - 0.68%
$ 8,000,000		Barclays Bank plc (NY)	3.781	08/30/06	$7,999
42,000,000		US Bank NA	3.761	12/05/05	41,993

		TOTAL VARIABLE NOTES			49,992

		TOTAL SHORT-TERM INVESTMENTS			7,283,137
		(Cost $7,283,892)

		TOTAL PORTFOLIO - 99.82%			7,283,137
		(Cost $7,283,892)
		OTHER ASSETS & LIABILITIES, NET - 0.18%			13,218

		NET ASSETS - 100.00%			$7,296,355

	c	Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

			VALUE
SHARES			(000)

COMMON STOCKS - 99.72%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
2,319		Alico, Inc	$119
28,477		Chiquita Brands International, Inc	796
27,864		Delta & Pine Land Co	736
4,084	*	John B. Sanfilippo & Son	71

		TOTAL AGRICULTURAL PRODUCTION-CROPS	1,722

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
10,215		Pilgrim's Pride Corp	372
229		Seaboard Corp	314

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	686

AMUSEMENT AND RECREATION SERVICES - 0.18%
36,482	e*	Alliance Gaming Corp	396
22,647	*	Argosy Gaming Co	1,064
5,242		Churchill Downs, Inc	185
6,566		Dover Downs Gaming & Entertainment, Inc	89
9,773		Dover Motorsports, Inc	67
126,727		Harrah's Entertainment, Inc	8,261
25,827		International Speedway Corp (Class A)	1,355
16,119	*	Life Time Fitness, Inc	534
26,149	e*	Magna Entertainment Corp (Class A)	174
19,119	e*	Multimedia Games, Inc	186
46,500	*	Penn National Gaming, Inc	1,447
30,402	*	Pinnacle Entertainment, Inc	557
71,844	e*	Six Flags, Inc	517
10,637		Speedway Motorsports, Inc	386
12,190	*	Sunterra Corp	160
22,577		Warner Music Group Corp	418
53,876		Westwood One, Inc	1,072
14,426	e*	WMS Industries, Inc	406
14,269		World Wrestling Entertainment, Inc	185

		TOTAL AMUSEMENT AND RECREATION SERVICES	17,459

APPAREL AND ACCESSORY STORES - 0.61%
60,814	e	Abercrombie & Fitch Co (Class A)	3,032
38,061	*	Aeropostale, Inc	809
83,316		American Eagle Outfitters, Inc	1,960
50,140	*	AnnTaylor Stores Corp	1,331
13,023		Bebe Stores, Inc	228
4,896		Buckle, Inc	166
12,020		Burlington Coat Factory Warehouse Corp	457
8,748	*	Cache, Inc	133
12,702	*	Carter's, Inc	721

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

19,783	*	Casual Male Retail Group, Inc	$136
21,208		Cato Corp (Class A)	423
10,401	*	Charlotte Russe Holding, Inc	138
84,814	*	Charming Shoppes, Inc	905
125,770	*	Chico's FAS, Inc	4,628
14,418	*	Children's Place Retail Stores, Inc	514
24,359		Christopher & Banks Corp	338
2,778	*	Citi Trends, Inc	61
62,316		Claire's Stores, Inc	1,504
2,900		DEB Shops, Inc	63
14,600	*	Dress Barn, Inc	332
28,742		Finish Line, Inc (Class A)	419
108,739		Foot Locker, Inc	2,386
418,934		Gap, Inc	7,302
12,238		Goody's Family Clothing, Inc	93
31,627	*	HOT Topic, Inc	486
15,736	*	Jo-Ann Stores, Inc	272
10,243	*	JOS A Bank Clothiers, Inc	443
214,546	*	Kohl's Corp	10,766
241,200		Limited Brands, Inc	4,928
9,075	*	New York & Co, Inc	149
152,552		Nordstrom, Inc	5,236
51,957	*	Pacific Sunwear Of California, Inc	1,114
46,317	*	Payless Shoesource, Inc	806
102,448		Ross Stores, Inc	2,428
5,056	*	Shoe Carnival, Inc	80
20,532		Stage Stores, Inc	552
4,570		Syms Corp	61
15,617		Talbots, Inc	467
45,927	e*	The Wet Seal, Inc	207
26,898	*	Too, Inc	738
73,992	*	Urban Outfitters, Inc	2,175
13,300	*	Wilsons The Leather Experts, Inc	81

		TOTAL APPAREL AND ACCESSORY STORES	59,068

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
11,458	e*	Columbia Sportswear Co	532
22,006	e*	DHB Industries, Inc	92
12,557	*	Guess ?, Inc	269
26,849	*	Gymboree Corp	366
17,824	*	Hartmarx Corp	117
16,865	*	Innovo Group, Inc	33
86,422		Jones Apparel Group, Inc	2,463
20,358		Kellwood Co	526
77,439		Liz Claiborne, Inc	3,045
2,300	*	Maidenform Brands, Inc	32
23,573		Phillips-Van Heusen Corp	731
38,007	e	Polo Ralph Lauren Corp	1,912
80,964	*	Quiksilver, Inc	1,170

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

26,408		Russell Corp	$371
60,719		VF Corp	3,520
33,246	*	Warnaco Group, Inc	728

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	15,907

AUTO REPAIR, SERVICES AND PARKING - 0.07%
7,870	*	Amerco, Inc	458
7,500		Bandag, Inc	321
18,386	e	Central Parking Corp	275
18,671	*	Dollar Thrifty Automotive Group, Inc	629
46,037		Lear Corp	1,564
10,010	*	Midas, Inc	199
6,088		Monro Muffler, Inc	160
38,946	*	PHH Corp	1,069
45,649		Ryder System, Inc	1,562
28,100	e*	Wright Express Corp	607

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,844

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
75,964	*	Advance Auto Parts	2,938
5,463	*	America's Car-Mart, Inc	98
9,627	*	Asbury Automotive Group, Inc	164
122,505	*	Autonation, Inc	2,446
39,767	*	Autozone, Inc	3,311
71,872	e*	Carmax, Inc	2,247
46,377	*	Copart, Inc	1,107
32,325	*	CSK Auto Corp	481
12,002		Lithia Motors, Inc (Class A)	348
9,373	*	MarineMax, Inc	239
69,507	*	O'Reilly Automotive, Inc	1,959
14,443	*	Rush Enterprises, Inc (Class A)	221
21,187		Sonic Automotive, Inc	471
18,502		United Auto Group, Inc	611

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	16,641

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
15,227	*	Central Garden & Pet Co	689
43,318		Fastenal Co	2,646
1,514,558		Home Depot, Inc	57,765
542,217		Lowe's Cos, Inc	34,919
81,872		Sherwin-Williams Co	3,608

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	99,627

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

BUSINESS SERVICES - 7.16%
264,139	*	3Com Corp	$1,078
8,307	*	3D Systems Corp	185
26,859		Aaron Rents, Inc	568
27,339		ABM Industries, Inc	569
123,073	*	Activision, Inc	2,517
60,725		Acxiom Corp	1,137
14,460		Administaff, Inc	575
342,187	e	Adobe Systems, Inc	10,214
17,823	*	Advent Software, Inc	480
21,459		Advo, Inc	671
84,113	*	Affiliated Computer Services, Inc (Class A)	4,593
33,812	*	Agile Software Corp	242
84,782	*	Akamai Technologies, Inc	1,352
59,811	*	Alliance Data Systems Corp	2,342
16,184	*	Altiris, Inc	247
8,987	*	American Reprographics Co	154
31,343	*	AMICAS, Inc	169
11,399	*	AMN Healthcare Services, Inc	176
4,645	*	Ansoft Corp	135
21,881	*	Ansys, Inc	842
18,970	*	Anteon International Corp	811
41,839	e*	Applied Digital Solutions, Inc	119
39,210	*	aQuantive, Inc	789
4,813	*	Arbinet-thexchange, Inc	35
22,433		Arbitron, Inc	894
48,947	*	Ariba, Inc	279
33,163	*	Aspen Technology, Inc	207
5,092	*	Asset Acceptance Capital Corp	153
34,752	*	Atari, Inc	50
21,488	e*	Audible, Inc	264
26,919	*	Autobytel, Inc	135
159,722		Autodesk, Inc	7,417
411,134		Automatic Data Processing, Inc	17,695
35,025	*	Avocent Corp	1,108
6,451	e*	Bankrate, Inc	177
244,376	*	BEA Systems, Inc	2,194
86,266	*	BISYS Group, Inc	1,158
6,450		Blackbaud, Inc	91
12,662	*	Blackboard, Inc	317
8,392	*	Blue Coat Systems, Inc	365
156,574	*	BMC Software, Inc	3,304
52,351	*	Borland Software Corp	305
8,816	*	Bottomline Technologies, Inc	133
28,197		Brady Corp (Class A)	872
39,120		Brink's Co	1,606
20,536	*	CACI International, Inc (Class A)	1,244
190,296	e*	Cadence Design Systems, Inc	3,075
36,094		Catalina Marketing Corp	821
46,548	*	CBIZ, Inc	237
4,633	*	CCC Information Services Group, Inc	121
735,590		Cendant Corp	15,183

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

103,062	*	Ceridian Corp	$2,138
20,551	e*	Cerner Corp	1,786
40,066		Certegy, Inc	1,603
56,411	*	Checkfree Corp	2,133
62,433	*	ChoicePoint, Inc	2,695
36,800	*	Ciber, Inc	273
116,390	*	Citrix Systems, Inc	2,926
5,869	e*	Click Commerce, Inc	108
331,660	*	CMGI, Inc	554
89,393	*	CNET Networks, Inc	1,213
5,230	*	Cogent Communications Group, Inc	26
18,543	*	Cogent, Inc	440
29,787		Cognex Corp	896
94,777	*	Cognizant Technology Solutions Corp	4,416
326,243		Computer Associates International, Inc	9,073
5,248		Computer Programs & Systems, Inc	181
133,653	*	Computer Sciences Corp	6,323
269,635	*	Compuware Corp	2,562
8,577	e*	COMSYS IT Partners, Inc	105
16,965	*	Concur Technologies, Inc	210
98,532	*	Convergys Corp	1,416
11,271	*	CoStar Group, Inc	527
21,438	*	Covansys Corp	342
35,280	*	CSG Systems International, Inc	766
15,130	e*	Cyberguard Corp	125
17,707	*	Cybersource Corp	117
35,076		Deluxe Corp	1,409
29,125	*	Dendrite International, Inc	585
26,936	*	Digital Insight Corp	702
23,606	*	Digital River, Inc	823
50,977	*	DST Systems, Inc	2,795
89,790	*	Earthlink, Inc	961
764,965	*	eBay, Inc	31,517
18,386	*	Echelon Corp	169
26,431	*	Eclipsys Corp	472
10,302	e*	eCollege.com, Inc	153
31,021	*	eFunds Corp	584
11,677	*	Electro Rent Corp	147
216,381	*	Electronic Arts, Inc	12,310
361,864		Electronic Data Systems Corp	8,120
39,428	*	Electronics for Imaging, Inc	904
9,680	*	Emageon, Inc	131
41,212	*	Entrust, Inc	231
42,487	*	Epicor Software Corp	552
8,841	*	EPIQ Systems, Inc	193
91,569		Equifax, Inc	3,199
10,642	*	Equinix, Inc	443
3,271	*	Escala Group, Inc	54
15,409	*	eSpeed, Inc (Class A)	117
25,946	*	F5 Networks, Inc	1,128
23,664		Factset Research Systems, Inc	834
46,468		Fair Isaac Corp	2,082

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

22,225	e*	FalconStor Software, Inc	$135
28,881	*	Filenet Corp	806
2,000	*	First Advantage Corp	59
549,489		First Data Corp	21,980
133,859	*	Fiserv, Inc	6,140
9,100	*	Forrester Research, Inc	189
9,437	*	FTD Group, Inc	98
39,457	*	Gartner, Inc (Class A)	461
34,222	e*	Getty Images, Inc	2,944
19,091		Gevity HR, Inc	520
115,249	*	Google, Inc (Class A)	36,472
79,161		GTECH Holdings Corp	2,538
18,495		Healthcare Services Group	356
14,300	*	Heidrick & Struggles International, Inc	463
103,312	*	Homestore, Inc	449
17,722	*	Hudson Highland Group, Inc	443
33,040	*	Hypercom Corp	215
27,798	*	Hyperion Solutions Corp	1,352
17,154	*	IDX Systems Corp	741
12,987	*	iGate Corp	47
159,448		IMS Health, Inc	4,013
14,150	e*	Infocrossing, Inc	130
62,644	*	Informatica Corp	753
23,086	*	Infospace, Inc	551
20,612		infoUSA, Inc	219
11,821	*	Innovative Solutions & Support, Inc	184
7,121		Integral Systems, Inc	147
25,164		Interactive Data Corp	570
21,871	*	Intergraph Corp	978
27,446	e*	Intermix Media, Inc	328
36,576	*	Internet Capital Group, Inc	322
26,357	*	Internet Security Systems, Inc	633
5,413		Interpool, Inc	99
299,288	e*	Interpublic Group of Cos, Inc	3,484
5,555	*	Intervideo, Inc	56
26,296	*	Interwoven, Inc	215
11,196	*	Intrado, Inc	202
115,410	*	Intuit, Inc	5,172
37,527	*	Ipass, Inc	202
8,476	*	iPayment, Inc	321
75,448	*	Iron Mountain, Inc	2,769
33,229	*	iVillage, Inc	241
54,563		Jack Henry & Associates, Inc	1,059
8,462	e*	Jamdat Mobile, Inc	178
18,698	*	JDA Software Group, Inc	284
381,446	*	Juniper Networks, Inc	9,075
15,435	*	Jupitermedia Corp	273
17,172	*	Kanbay International, Inc	323
34,016	*	Keane, Inc	389
12,654		Kelly Services, Inc (Class A)	388
12,200	*	Keynote Systems, Inc	158
21,985	*	Kforce, Inc	226

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

47,412	e*	KFX, Inc	$812
32,826	*	Kinetic Concepts, Inc	1,865
27,700	*	Korn/Ferry International	454
22,157	*	Kronos, Inc	989
30,795	*	Labor Ready, Inc	790
58,103	*	Lamar Advertising Co	2,636
43,055	*	Lawson Software, Inc	299
30,197	*	Lionbridge Technologies	204
11,455	*	LoJack Corp	242
53,340	*	Macromedia, Inc	2,169
23,625	*	Magma Design Automation, Inc	192
11,428	e*	Majesco Entertainment Co	15
19,563	*	Manhattan Associates, Inc	454
61,925		Manpower, Inc	2,749
10,910	*	Mantech International Corp (Class A)	288
13,097	*	Mapinfo Corp	160
13,399	e*	Marchex, Inc	222
3,847	*	Marlin Business Services, Inc	89
31,524	*	Matrixone, Inc	166
114,462	*	McAfee, Inc	3,596
53,708	*	Mentor Graphics Corp	462
60,170	e*	Mercury Interactive Corp	2,383
58,739	*	Micromuse, Inc	463
6,495,226		Microsoft Corp	167,122
11,207	*	MicroStrategy, Inc	788
15,186	e*	Midway Games, Inc	231
60,872		MoneyGram International, Inc	1,322
72,817	e*	Monster Worldwide, Inc	2,236
15,428	*	Motive, Inc	98
73,891	*	MPS Group, Inc	872
12,659	*	MRO Software, Inc	213
39,105		National Instruments Corp	964
63,925	*	NAVTEQ Corp	3,193
21,970	*	NCO Group, Inc	454
12,200	v*	NCP Litigation Trust	—
23,347		NDCHealth Corp	442
12,631	*	Ness Technologies, Inc	126
25,309	e*	NetFlix, Inc	658
37,676	*	NetIQ Corp	461
7,961	*	Netratings, Inc	121
15,388	*	Netscout Systems, Inc	84
20,183	*	NIC, Inc	132
260,254	e*	Novell, Inc	1,939
129,651		Omnicom Group, Inc	10,843
14,464	*	Online Resources Corp	153
13,382	*	Open Solutions, Inc	292
51,942	*	Opsware, Inc	270
2,666,214	*	Oracle Corp	33,034
25,857	*	Packeteer, Inc	325
184,599	*	Parametric Technology Corp	1,287
10,562	*	PDF Solutions, Inc	175
7,322	*	Pegasystems, Inc	44

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

56,420	*	Perot Systems Corp (Class A)	$798
15,217	*	Phase Forward, Inc	166
16,585	*	Phoenix Technologies Ltd	125
36,901	*	Pixar	1,642
10,816	e*	Portfolio Recovery Associates, Inc	467
7,813	*	PRA International	237
25,663	*	Progress Software Corp	815
8,302		QAD, Inc	69
5,760		Quality Systems, Inc	398
43,983	*	Quest Software, Inc	663
15,387	*	Radiant Systems, Inc	159
12,390	*	Radisys Corp	240
87,162	*	RealNetworks, Inc	498
127,427	e*	Red Hat, Inc	2,700
29,008	*	Redback Networks, Inc	288
5,893	e	Renaissance Learning, Inc	105
54,784	*	Rent-A-Center, Inc	1,058
17,000	*	Rent-Way, Inc	117
44,118		Reynolds & Reynolds Co (Class A)	1,209
7,282	*	RightNow Technologies, Inc	107
120,048		Robert Half International, Inc	4,273
20,193		Rollins, Inc	394
48,634	*	RSA Security, Inc	618
47,690	*	S1 Corp	186
17,942	*	SafeNet, Inc	651
47,012	*	Salesforce.com, Inc	1,087
55,315	*	Sapient Corp	346
27,721	*	Secure Computing Corp	315
19,187	*	Serena Software, Inc	382
205,113		ServiceMaster Co	2,777
6,537	*	SI International, Inc	202
365,996		Siebel Systems, Inc	3,781
18,198	*	Sohu.com, Inc	312
38,536	*	SonicWALL, Inc	245
191,771	*	Sonus Networks, Inc	1,112
29,603	*	Sotheby's Holdings, Inc (Class A)	495
39,138	*	Spherion Corp	297
12,303	*	SPSS, Inc	295
20,112	*	SRA International, Inc (Class A)	714
11,171		SS&C Technologies, Inc	409
6,412	*	SSA Global Technologies, Inc	113
7,046		Startek, Inc	93
13,149	*	Stellent, Inc	113
7,178	*	Stratasys, Inc	213
2,369,870	*	Sun Microsystems, Inc	9,290
30,185	*	SupportSoft, Inc	152
62,826	*	Sybase, Inc	1,471
15,600	*	SYKES Enterprises, Inc	186
835,449	*	Symantec Corp	18,931
4,247	*	SYNNEX Corp	71
100,030	*	Synopsys, Inc	1,891
4,749		Syntel, Inc	93

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

48,339	e*	Take-Two Interactive Software, Inc	$1,068
13,008		Talx Corp	426
24,393	*	TeleTech Holdings, Inc	244
40,428	e*	THQ, Inc	862
146,332	*	TIBCO Software, Inc	1,223
8,788	*	TNS, Inc	213
25,671		Total System Services, Inc	598
12,167	*	TradeStation Group, Inc	123
28,073	*	Transaction Systems Architects, Inc	782
2,800	e*	Travelzoo, Inc	62
28,864	*	Trizetto Group, Inc	407
7,210	e*	TRM Corp	110
15,759	*	Ultimate Software Group, Inc	290
232,720	*	Unisys Corp	1,545
42,307		United Online, Inc	586
51,274	e*	United Rentals, Inc	1,011
12,346	*	Universal Compression Holdings, Inc	491
56,784	*	Valueclick, Inc	970
23,271	e*	Vasco Data Security International	211
18,544	*	Ventiv Health, Inc	486
9,078	*	Verint Systems, Inc	372
185,486	*	VeriSign, Inc	3,964
25,685	*	Verity, Inc	273
5	*	Versata, Inc	-
5,226	e*	Vertrue, Inc	190
15,178		Viad Corp	415
18,715	*	Vignette Corp	298
5,200	*	Volt Information Sciences, Inc	106
397,170		Waste Management, Inc	11,363
22,569	*	WebEx Communications, Inc	553
245,311	e*	WebMD Corp	2,718
38,958	*	webMethods, Inc	275
16,770	*	Websense, Inc	859
6,340	*	WebSideStory, Inc	112
47,480	*	Wind River Systems, Inc	614
19,609	*	Witness Systems, Inc	410
847,828	*	Yahoo!, Inc	28,690

		TOTAL BUSINESS SERVICES	689,191

CHEMICALS AND ALLIED PRODUCTS - 9.60%
103,834	e*	Aastrom Biosciences, Inc	244
1,085,752		Abbott Laboratories	46,036
66,130	*	Abgenix, Inc	838
11,227	*	Acadia Pharmaceuticals, Inc	128
5,579	*	Adams Respiratory Therapeutics, Inc	180
3,049	*	Adeza Biomedical Corp	53
31,936	*	Adolor Corp	341
161,111		Air Products & Chemicals, Inc	8,884
17,349	*	Albany Molecular Research, Inc	211
27,116		Albemarle Corp	1,022

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

52,670		Alberto-Culver Co	$2,357
20,806	*	Alexion Pharmaceuticals, Inc	576
62,381	*	Alkermes, Inc	1,048
30,787		Alpharma, Inc (Class A)	766
13,985	e*	American Pharmaceutical Partners, Inc	638
6,484	e	American Vanguard Corp	119
868,844	*	Amgen, Inc	69,221
50,851	*	Andrx Corp	785
16,685		Arch Chemicals, Inc	388
24,842	*	Arena Pharmaceuticals, Inc	246
21,813	*	Arqule, Inc	171
22,005	*	Array Biopharma, Inc	158
27,606	*	Atherogenics, Inc	442
74,967	*	AVANIR Pharmaceuticals	232
77,493		Avery Dennison Corp	4,060
329,892		Avon Products, Inc	8,907
5,320		Balchem Corp	147
72,758	*	Barr Pharmaceuticals, Inc	3,996
10,343	*	Barrier Therapeutics, Inc	87
10,191	*	Bentley Pharmaceuticals, Inc	122
27,226	*	Bioenvision, Inc	219
242,014	*	Biogen Idec, Inc	9,555
53,117	e*	BioMarin Pharmaceuticals, Inc	464
1,376,039		Bristol-Myers Squibb Co	33,107
44,523	e	Cabot Corp	1,470
21,400		Calgon Carbon Corp	169
20,927		Cambrex Corp	397
5,883	*	Caraco Pharmaceutical Laboratories Ltd	51
35,200		Celanese Corp (Series A)	607
28,958	e*	Cell Genesys, Inc	159
53,284	e*	Cell Therapeutics, Inc	152
39,546	e*	Cephalon, Inc	1,836
45,825	*	Charles River Laboratories International, Inc	1,999
12,829	*	Chattem, Inc	455
160,087		Chemtura Corp	1,988
74,864	e*	Chiron Corp	3,265
46,317		Church & Dwight Co, Inc	1,711
108,194		Clorox Co	6,009
367,262		Colgate-Palmolive Co	19,388
25,200	e*	Connetics Corp	426
5,761	*	Conor Medsystems, Inc	135
8,797	*	Cotherix, Inc	123
39,198	*	Cubist Pharmaceuticals, Inc	844
26,872	*	Curis, Inc	123
19,040	*	Cypress Bioscience, Inc	103
27,668		Cytec Industries, Inc	1,200
62,566		Dade Behring Holdings, Inc	2,294
42,749	e*	Dendreon Corp	287
16,184		Diagnostic Products Corp	853
9,093	*	Digene Corp	259
52,575	*	Discovery Laboratories, Inc	339
15,681	*	Dov Pharmaceutical, Inc	266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

672,362		Dow Chemical Co	$28,017
697,310		Du Pont (E.I.) de Nemours & Co	27,314
19,885	e*	Durect Corp	136
9,709	*	Dusa Pharmaceuticals, Inc	103
56,083		Eastman Chemical Co	2,634
128,306		Ecolab, Inc	4,097
690,578		Eli Lilly & Co	36,960
17,426	*	Elizabeth Arden, Inc	376
42,677	e*	Encysive Pharmaceuticals, Inc	503
86,535		Engelhard Corp	2,415
28,467	*	Enzon Pharmaceuticals, Inc	189
14,772	e*	EPIX Pharmaceuticals, Inc	114
95,412		Estee Lauder Cos (Class A)	3,323
23,200	*	Eyetech Pharmaceuticals, Inc	417
28,545		Ferro Corp	523
19,065	e*	First Horizon Pharmaceutical Corp	379
26,890	*	FMC Corp	1,539
246,868	*	Forest Laboratories, Inc	9,620
328,384	*	Genentech, Inc	27,653
16,478	*	Genitope Corp	114
175,781	*	Genzyme Corp	12,593
23,497		Georgia Gulf Corp	566
41,960	e*	Geron Corp	431
317,379	*	Gilead Sciences, Inc	15,475
627,109		Gillette Co	36,498
51,990	e*	GlobeTel Communications Corp	75
3,519	e*	GTx, Inc	33
22,412		H.B. Fuller Co	697
3,526	*	Hi-Tech Pharmacal Co, Inc	106
110,761	*	Hospira, Inc	4,538
89,985	e*	Human Genome Sciences, Inc	1,223
41,900	*	Huntsman Corp	819
8,798	e*	Idenix Pharmaceuticals, Inc	221
23,187	*	Idexx Laboratories, Inc	1,551
49,238	e*	ImClone Systems, Inc	1,549
30,772	*	Immucor, Inc	844
27,300	*	Immunogen, Inc	200
3,500	*	Impax Laboratories, Inc	42
24,514	*	Inspire Pharmaceuticals, Inc	186
3,281	e	Inter Parfums, Inc	65
19,810	e*	InterMune, Inc	328
65,676		International Flavors & Fragrances, Inc	2,341
13,120	e*	Introgen Therapeutics, Inc	68
11,810	*	Inverness Medical Innovations, Inc	313
33,729	*	Invitrogen Corp	2,537
141,876	*	IVAX Corp	3,740
169,461	*	King Pharmaceuticals, Inc	2,606
9,283	*	Kos Pharmaceuticals, Inc	621
2,620		Kronos Worldwide, Inc	83
23,144	*	KV Pharmaceutical Co (Class A)	411
47,866		Lubrizol Corp	2,074
139,725		Lyondell Chemical Co	3,999

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

23,300		MacDermid, Inc	$612
9,202	e	Mannatech, Inc	109
11,656	e*	MannKind Corp	160
4,648	e*	Marshall Edwards, Inc	27
21,562	e*	Martek Biosciences Corp	757
72,379	e*	Medarex, Inc	689
33,866	*	Medicines Co	779
37,378	e	Medicis Pharmaceutical Corp (Class A)	1,217
173,275	*	Medimmune, Inc	5,831
1,546,916		Merck & Co, Inc	42,092
11,203		Meridian Bioscience, Inc	232
49,347	*	MGI Pharma, Inc	1,150
211,719	e*	Millennium Pharmaceuticals, Inc	1,975
14,800		Minerals Technologies, Inc	847
9,461	e*	Momenta Pharmaceuticals, Inc	258
187,596		Monsanto Co	11,772
89,883	*	Mosaic Co	1,440
153,243		Mylan Laboratories, Inc	2,951
16,446	*	Myogen, Inc	386
40,164	*	Nabi Biopharmaceuticals	526
57,431	*	Nalco Holding Co	969
12,152	*	Nastech Pharmaceutical Co, Inc	172
6,100		Natures Sunshine Products, Inc	142
39,147	*	NBTY, Inc	920
25,107	*	Neurocrine Biosciences, Inc	1,235
4,286	e*	New River Pharmaceuticals, Inc	205
11,820	*	NewMarket Corp	205
14,638	e*	NitroMed, Inc	263
4,943		NL Industries, Inc	93
18,316	e*	Northfield Laboratories, Inc	236
15,161	*	Noven Pharmaceuticals, Inc	212
27,872	*	NPS Pharmaceuticals, Inc	282
28,770	*	Nuvelo, Inc	276
8,064		Octel Corp	134
48,874		Olin Corp	928
20,315	*	OM Group, Inc	409
24,553	*	Onyx Pharmaceuticals, Inc	613
30,922	*	OraSure Technologies, Inc	292
35,308	e*	OSI Pharmaceuticals, Inc	1,032
16,715	*	Pain Therapeutics, Inc	105
23,128	e*	Par Pharmaceutical Cos, Inc	616
17,955	*	Parexel International Corp	361
4,147	e*	Parlux Fragrances, Inc	121
14,839	*	Penwest Pharmaceuticals Co	260
57,816		Perrigo Co	827
5,211,517		Pfizer, Inc	130,132
16,760	e*	Pharmion Corp	365
7,693	*	Pioneer Cos, Inc	185
67,684	*	PolyOne Corp	410
15,548	*	Pozen, Inc	171
119,613		PPG Industries, Inc	7,080
226,638		Praxair, Inc	10,863

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

20,200	*	Prestige Brands Holdings, Inc	$249
1,750,313	e	Procter & Gamble Co	104,074
12,022	*	Progenics Pharmaceuticals, Inc	285
73,896	*	Protein Design Labs, Inc	2,069
18,760	e*	Renovis, Inc	254
94,597	e*	Revlon, Inc (Class A)	305
112,198		Rohm & Haas Co	4,615
82,623		RPM International, Inc	1,520
25,361	*	Salix Pharmaceuticals Ltd	539
1,033,696		Schering-Plough Corp	21,759
16,083		Scotts Miracle-Gro Co (Class A)	1,414
33,451		Sensient Technologies Corp	634
73,990	e*	Sepracor, Inc	4,365
24,785	*	Serologicals Corp	559
49,225		Sigma-Aldrich Corp	3,153
43,975	e*	StemCells, Inc	243
3,400		Stepan Co	85
5,401	*	Stratagene Corp	49
36,010	*	SuperGen, Inc	227
10,427	e*	SurModics, Inc	403
15,482	e*	Tanox, Inc	227
7,588	e*	Tercica, Inc	86
64,462	*	Terra Industries, Inc	429
22,748		UAP Holding Corp	412
15,614	*	United Therapeutics Corp	1,090
6,813	e*	USANA Health Sciences, Inc	325
60,102		USEC, Inc	671
63,856		Valeant Pharmaceuticals International	1,282
74,134		Valspar Corp	1,658
60,046	*	VCA Antech, Inc	1,532
69,633	*	Vertex Pharmaceuticals, Inc	1,556
75,904	*	Watson Pharmaceuticals, Inc	2,779
26,644		Wellman, Inc	169
9,000		Westlake Chemical Corp	244
47,789	*	WR Grace & Co	428
943,243		Wyeth	43,644
18,432	*	Zymogenetics, Inc	304

		TOTAL CHEMICALS AND ALLIED PRODUCTS	923,476

COAL MINING - 0.22%
20,700	*	Alpha Natural Resources, Inc	622
44,925		Arch Coal, Inc	3,032
62,851		Consol Energy, Inc	4,794
16,700		Foundation Coal Holdings, Inc	642
8,985	e*	James River Coal Co	453
52,893	e	Massey Energy Co	2,701
90,871	e	Peabody Energy Corp	7,665
14,219		Penn Virginia Corp	821

		TOTAL COAL MINING	20,730

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

COMMUNICATIONS - 4.27%
45,207		Adtran, Inc	$1,424
19,950	e*	Airspan Networks, Inc	100
91,391	*	Alamosa Holdings, Inc	1,564
6,373	e	Alaska Communications Systems Group, Inc	73
245,162		Alltel Corp	15,962
279,607	*	American Tower Corp (Class A)	6,976
21,775		Anixter International, Inc	878
560,325		AT&T Corp	11,094
10,900	*	Audiovox Corp (Class A)	152
337,639	*	Avaya, Inc	3,478
3,494	*	Beasley Broadcast Group, Inc (Class A)	49
1,288,088		BellSouth Corp	33,877
18,769	*	Brightpoint, Inc	359
140,705	*	Cablevision Systems Corp (Class A)	4,315
15,110	*	Centennial Communications Corp	226
93,216		CenturyTel, Inc	3,261
177,593	e*	Charter Communications, Inc (Class A)	266
180,973	*	Cincinnati Bell, Inc	798
32,049	*	Citadel Broadcasting Corp	440
234,514		Citizens Communications Co	3,178
381,853	*	Clear Channel Communications, Inc	12,559
1,429,466	*	Comcast Corp (Class A)	41,998
15,381		Commonwealth Telephone Enterprises, Inc	580
24,768	*	Cox Radio, Inc (Class A)	376
150,610	*	Crown Castle International Corp	3,710
13,062	*	Crown Media Holdings, Inc (Class A)	143
12,239		CT Communications, Inc	151
39,520	*	Cumulus Media, Inc (Class A)	494
488,972	*	DIRECTV Group, Inc	7,325
93,868	e*	Dobson Communications Corp (Class A)	721
161,555		EchoStar Communications Corp (Class A)	4,777
29,275	*	Emmis Communications Corp (Class A)	647
26,175	*	Entercom Communications Corp	827
52,691	*	Entravision Communications Corp (Class A)	415
19,917		Fairpoint Communications, Inc	291
4,284	*	Fisher Communications, Inc	199
300	e,v*	Focal Communications Corp	—
84,061	*	Foundry Networks, Inc	1,068
38,028	*	General Communication, Inc (Class A)	376
22,558		Global Payments, Inc	1,753
14,920	e	Golden Telecom, Inc	471
29,084		Gray Television, Inc	308
23,613		Hearst-Argyle Television, Inc	607
2,578	*	Hungarian Telephone & Cable	39
132,281	*	IAC/InterActiveCorp	3,353
39,942	*	IDT Corp (Class B)	487
10,890	e*	InPhonic, Inc	150
34,134	*	Insight Communications Co, Inc	397
18,200	e	Iowa Telecommunications Services, Inc	306
16,286	e*	j2 Global Communications, Inc	658
470,717	e*	Level 3 Communications, Inc	1,092

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

VALUE
SHARES	(000)

10,858		Liberty Corp	$509
328,109	*	Liberty Global, Inc	8,885
1	*	Liberty Global, Inc (Series C)	-
1,949,975	*	Liberty Media Corp (Class A)	15,697
17,509	*	Lin TV Corp (Class A)	244
11,186	*	Lodgenet Entertainment Corp	165
20,944	*	Mastec, Inc	228
196,482	*	MCI, Inc	4,985
245,815	e,v*	McLeod (Escrow)	-
42,748	*	Mediacom Communications Corp	315
130,841	*	NCR Corp	4,175
10,400	*	NeuStar, Inc	333
108,296	*	Nextel Partners, Inc (Class A)	2,718
42,405	*	NII Holdings, Inc (Class B)	3,581
9,887		North Pittsburgh Systems, Inc	202
28,047	e*	Novatel Wireless, Inc	406
52,662	*	NTL, Inc	3,518
40	v*	Nucentrix Broadband, Inc Wts	-
34,520		PanAmSat Holding Corp	835
1,619		Preformed Line Products Co	76
49,575	*	Premiere Global Services, Inc	406
31,478	*	Price Communications Corp	518
1,058,364	*	Qwest Communications International, Inc	4,339
57,767	*	Radio One, Inc (Class D)	760
15,748	e*	RCN Corp	334
27	e,v*	RCN Corp Wts 12/21/06	-
22,221	*	Regent Communications, Inc	117
10,586	*	Saga Communications, Inc (Class A)	141
8,327	*	Salem Communications Corp (Class A)	154
50,588	*	SBA Communications Corp	782
2,313,696		SBC Communications, Inc	55,459
4,430		Shenandoah Telecom Co	182
29,018		Sinclair Broadcast Group, Inc (Class A)	257
23,949	*	Spanish Broadcasting System, Inc (Class A)	172
1,949,404		Sprint Nextel Corp	46,357
9,587		SureWest Communications	275
11,859	*	Syniverse Holdings, Inc	183
17,301	*	Talk America Holdings, Inc	163
76,688		Telephone and Data Systems, Inc (Non-Vote)	2,991
29,464	e*	Telkonet, Inc	115
20,061	*	Terremark Worldwide, Inc	88
50,624	e*	TiVo, Inc	278
49,109	*	Ubiquitel, Inc	429
152,482	*	Univision Communications, Inc (Class A)	4,045
11,370	*	US Cellular Corp	607
18,421	*	USA Mobility, Inc	497
21,100		Valor Communications Group, Inc	288
1,942,985		Verizon Communications, Inc	63,516
14,180	*	West Corp	530
38,447	*	Wireless Facilities, Inc	223
148,755	e*	XM Satellite Radio Holdings, Inc	5,342

		TOTAL COMMUNICATIONS	411,168

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

DEPOSITORY INSTITUTIONS - 9.45%
8,438		1st Source Corp	$195
7,905		ABC Bancorp	152
7,930	*	ACE Cash Express, Inc	155
9,427		Alabama National Bancorp	603
16,250		Amcore Financial, Inc	507
50,192		Amegy Bancorp, Inc	1,136
6,684	*	AmericanWest Bancorp	155
5,808	e	Ames National Corp	160
246,658		AmSouth Bancorp	6,231
15,700		Anchor Bancorp Wisconsin, Inc	463
7,163		Arrow Financial Corp	194
91,717		Associated Banc-Corp	2,796
67,412		Astoria Financial Corp	1,781
9,642	e*	Banc Corp	104
2,308		Bancfirst Corp	196
5,125	*	Bancorp, Inc	82
55,303		Bancorpsouth, Inc	1,264
5,589		BancTrust Financial Group, Inc	108
51,072		Bank Mutual Corp	547
2,819,465		Bank of America Corp	118,699
8,708		Bank of Granite Corp	166
36,876	e	Bank of Hawaii Corp	1,815
545,323		Bank of New York Co, Inc	16,038
6,903	e	Bank of the Ozarks, Inc	237
29,894		BankAtlantic Bancorp, Inc (Class A)	508
5,000	*	BankFinancial Corp	71
18,700		BankUnited Financial Corp (Class A)	428
6,670		Banner Corp	178
383,010		BB&T Corp	14,957
3,588		Berkshire Hills Bancorp, Inc	122
13,613	*	BFC Financial Corp	95
14,066		BOK Financial Corp	678
19,206		Boston Private Financial Holdings, Inc	510
42,500		Brookline Bancorp, Inc	672
5,218		Camden National Corp	197
7,125		Capital City Bank Group, Inc	269
5,936		Capital Corp of the West	181
3,920	*	Capital Crossing Bank	136
8,466		Capitol Bancorp Ltd	274
13,880	e	Capitol Federal Financial	475
16,258	*	Cardinal Financial Corp	157
11,088		Cascade Bancorp	232
33,498	e	Cathay General Bancorp	1,188
7,848		Center Financial Corp	184
6,901	*	Central Coast Bancorp	147
20,935		Central Pacific Financial Corp	736
2,526		Charter Financial Corp	86
16,601		Chemical Financial Corp	540
36,474		Chittenden Corp	967
3,647,209		Citigroup, Inc	166,021
5,612		Citizens & Northern Corp	150

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

31,916		Citizens Banking Corp	$906
5,270		City Bank	180
12,921		City Holding Co	462
29,038		City National Corp	2,035
8,907		Clifton Savings Bancorp, Inc	92
9,142	e	Coastal Financial Corp	137
10,291	e	CoBiz, Inc	192
108,466		Colonial Bancgroup, Inc	2,430
3,648	e	Colony Bankcorp, Inc	99
3,557		Columbia Bancorp	143
10,948		Columbia Banking System, Inc	287
119,507		Comerica, Inc	7,039
113,473		Commerce Bancorp, Inc	3,482
43,108		Commerce Bancshares, Inc	2,219
3,243		Commercial Bankshares, Inc	122
30,592		Commercial Capital Bancorp, Inc	520
28,898		Commercial Federal Corp	987
3,531	*	Community Bancorp	116
20,690		Community Bank System, Inc	468
13,579		Community Banks, Inc	382
9,922		Community Trust Bancorp, Inc	319
87,430		Compass Bancshares, Inc	4,007
12,923		Corus Bankshares, Inc	709
37,326		Cullen/Frost Bankers, Inc	1,842
32,538		CVB Financial Corp	605
19,824		Dime Community Bancshares	292
15,167		Downey Financial Corp	924
37,581		East West Bancorp, Inc	1,279
5,234		Enterprise Financial Services Corp	111
6,608	*	EuroBancshares, Inc	99
21,502	*	Euronet Worldwide, Inc	636
4,024		Farmers Capital Bank Corp	125
15,386		Fidelity Bankshares, Inc	470
333,487		Fifth Third Bancorp	12,249
5,668		Financial Institutions, Inc	104
7,060		First Bancorp (North Carolina)	141
48,962		First Bancorp (Puerto Rico)	828
8,442		First Busey Corp (Class A)	164
19,538		First Charter Corp	478
4,116		First Citizens Bancshares, Inc (Class A)	702
48,052		First Commonwealth Financial Corp	641
9,330		First Community Bancorp, Inc	446
6,565		First Community Bancshares, Inc	193
4,691		First Defiance Financial Corp	129
23,858		First Financial Bancorp	444
11,782	e	First Financial Bankshares, Inc	410
8,954		First Financial Corp (Indiana)	242
8,300		First Financial Holdings, Inc	255
87,417		First Horizon National Corp	3,178
7,128		First Indiana Corp	243
12,330		First Merchants Corp	318
32,033		First Midwest Bancorp, Inc	1,193

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

79,753		First Niagara Financial Group, Inc	$1,152
4,259		First Oak Brook Bancshares, Inc	129
10,172		First Place Financial Corp	226
1,655	*	First Regional Bancorp	130
14,991		First Republic Bank	528
3,438	e	First South Bancorp, Inc	115
9,990		First State Bancorporation	212
13,219	*	FirstFed Financial Corp	711
59,714		FirstMerit Corp	1,600
25,530		Flagstar Bancorp, Inc	411
12,979		Flushing Financial Corp	212
43,167		FNB Corp	746
4,667		FNB Corp (Virginia)	129
13,950	*	Franklin Bank Corp	225
45,925		Fremont General Corp	1,003
16,824		Frontier Financial Corp	488
113,336	e	Fulton Financial Corp	1,898
8,916		GB&T Bancshares, Inc	189
21,613		Glacier Bancorp, Inc	667
25,980		Gold Banc Corp, Inc	387
177,376	e	Golden West Financial Corp	10,534
7,290		Great Southern Bancorp, Inc	218
34,453		Greater Bay Bancorp	849
4,469		Greene County Bancshares, Inc	116
17,696		Hancock Holding Co	604
27,371		Hanmi Financial Corp	491
16,296		Harbor Florida Bancshares, Inc	591
18,776		Harleysville National Corp	412
6,171		Heartland Financial USA, Inc	120
8,209		Heritage Commerce Corp	171
108,706		Hibernia Corp (Class A)	3,266
6,837		Horizon Financial Corp	150
418,300		Hudson City Bancorp, Inc	4,978
30,708		Hudson United Bancorp	1,300
163,764		Huntington Bancshares, Inc	3,680
6,056		IBERIABANK Corp	322
60,482		Independence Community Bank Corp	2,062
9,704		Independent Bank Corp (Massachusetts)	295
15,249		Independent Bank Corp (Michigan)	443
45,100		IndyMac Bancorp, Inc	1,785
9,790		Integra Bank Corp	212
11,376		Interchange Financial Services Corp	196
31,543		International Bancshares Corp	937
45,551	e	Investors Financial Services Corp	1,499
15,442		Irwin Financial Corp	315
3,467	*	ITLA Capital Corp	182
2,465,355		JPMorgan Chase & Co	83,649
14,732		Kearny Financial Corp	184
285,857		Keycorp	9,219
22,471		KNBT Bancorp, Inc	350
12,511	e	Lakeland Bancorp, Inc	192
3,244		Lakeland Financial Corp	134

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

53,494		M&T Bank Corp	$5,655
6,557		Macatawa Bank Corp	224
23,701		MAF Bancorp, Inc	972
10,609		Main Street Banks, Inc	284
6,112		MainSource Financial Group, Inc	108
160,430		Marshall & Ilsley Corp	6,980
15,129		MB Financial, Inc	590
9,839		MBT Financial Corp	181
297,890		Mellon Financial Corp	9,524
4,881		Mercantile Bank Corp	209
57,531		Mercantile Bankshares Corp	3,100
15,609		Mid-State Bancshares	429
7,021		Midwest Banc Holdings, Inc	162
12,456		Nara Bancorp, Inc	186
1,893		NASB Financial, Inc	76
398,031		National City Corp	13,310
23,658	e	National Penn Bancshares, Inc	589
4,550		NBC Capital Corp	114
21,738		NBT Bancorp, Inc	513
31,499		NetBank, Inc	262
182,672		New York Community Bancorp, Inc	2,996
78,754		NewAlliance Bancshares, Inc	1,153
331,199		North Fork Bancorporation, Inc	8,446
5,438	*	Northern Empire Bancshares	136
137,280		Northern Trust Corp	6,940
12,217		Northwest Bancorp, Inc	260
6,026		OceanFirst Financial Corp	145
50,588		Old National Bancorp	1,073
8,710		Old Second Bancorp, Inc	260
8,719		Omega Financial Corp	244
17,777		Oriental Financial Group, Inc	218
33,369		Pacific Capital Bancorp	1,111
9,214		Park National Corp	998
34,547		Partners Trust Financial Group, Inc	398
4,851	e	Peapack Gladstone Financial Corp	133
5,884		Pennfed Financial Services, Inc	108
3,021	*	Pennsylvania Commerce Bancorp, Inc	108
6,808		Peoples Bancorp, Inc	188
41,197	e	People's Bank	1,194
13,870		PFF Bancorp, Inc	420
5,176	*	Pinnacle Financial Partners, Inc	130
4,569		Placer Sierra Bancshares	126
200,115		PNC Financial Services Group, Inc	11,611
188,217		Popular, Inc	4,559
2,891		Preferred Bank	116
9,126	e*	Premierwest Bancorp	138
10,646		PrivateBancorp, Inc	365
14,805		Prosperity Bancshares, Inc	448
22,535		Provident Bankshares Corp	784
3,385		Provident Financial Holdings	95
53,846		Provident Financial Services, Inc	948
26,481		Provident New York Bancorp	309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

4,843	e*	QC Holdings, Inc	$63
20,438		R & G Financial Corp (Class B)	281
324,358		Regions Financial Corp	10,094
7,272		Renasant Corp	230
5,539		Republic Bancorp, Inc (Class A) (Kentucky)	116
48,494		Republic Bancorp, Inc (Michigan)	686
3,124		Royal Bancshares of Pennsylvania (Class A)	70
18,298		S&T Bancorp, Inc	692
7,808		S.Y. Bancorp, Inc	186
9,617		Sandy Spring Bancorp, Inc	324
4,873		Santander BanCorp	120
5,559		SCBT Financial Corp	176
7,521		Seacoast Banking Corp of Florida	176
6,062		Security Bank Corp	151
3,786		Sierra Bancorp	86
7,720	*	Signature Bank	208
9,660		Simmons First National Corp (Class A)	276
70,064		Sky Financial Group, Inc	1,969
7,864		Sound Federal Bancorp, Inc	131
49,906		South Financial Group, Inc	1,339
7,585	e	Southside Bancshares, Inc	144
9,257		Southwest Bancorp, Inc	203
254,996		Sovereign Bancorp, Inc	5,620
6,434		State Bancorp, Inc	115
3,730		State Financial Services Corp (Class A)	136
233,542		State Street Corp	11,425
12,658		Sterling Bancorp	285
29,268		Sterling Bancshares, Inc	431
17,306		Sterling Financial Corp (Pennsylvania)	349
23,685	e	Sterling Financial Corp (Spokane)	534
7,140		Suffolk Bancorp	228
7,043		Summit Bancshares, Inc	129
3,510	e	Summit Financial Group, Inc	96
7,938	e*	Sun Bancorp, Inc (New Jersey)	167
253,872		SunTrust Banks, Inc	17,631
32,234		Susquehanna Bancshares, Inc	775
24,315	*	SVB Financial Group	1,183
220,445		Synovus Financial Corp	6,111
2,365		Taylor Capital Group, Inc	89
92,918		TCF Financial Corp	2,486
55,961		TD Banknorth, Inc	1,687
13,823	*	Texas Capital Bancshares, Inc	292
29,400		Texas Regional Bancshares, Inc (Class A)	846
14,873		TierOne Corp	391
5,830		Tompkins Trustco, Inc	252
7,259		Trico Bancshares	156
51,426		Trustco Bank Corp NY	644
34,436		Trustmark Corp	959
63,746		UCBH Holdings, Inc	1,168
10,916		UMB Financial Corp	717
30,388		Umpqua Holdings Corp	739
5,944		Union Bankshares Corp	248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

40,389		UnionBanCal Corp	$2,816
25,662	e	United Bankshares, Inc	897
21,754		United Community Banks, Inc	620
18,456		United Community Financial Corp	207
4,028	e	United Security Bancshares	111
7,380	e	Univest Corp of Pennsylvania	204
14,142		Unizan Financial Corp	342
1,283,935		US Bancorp	36,053
8,850		USB Holding Co, Inc	202
77,907		Valley National Bancorp	1,784
5,377	e	Vineyard National Bancorp	159
5,162	*	Virginia Commerce Bancorp	140
4,624		Virginia Financial Group, Inc	167
75,924		W Holding Co, Inc	726
1,105,157		Wachovia Corp	52,594
62,928		Washington Federal, Inc	1,420
609,767		Washington Mutual, Inc	23,915
8,575		Washington Trust Bancorp, Inc	233
38,487		Webster Financial Corp	1,730
1,184,610		Wells Fargo & Co	69,383
15,679		WesBanco, Inc	431
11,085	e	West Bancorporation, Inc	205
10,009		West Coast Bancorp	250
23,845		Westamerica Bancorporation	1,232
4,176	*	Western Sierra Bancorp	144
3,341		Westfield Financial, Inc	79
44,900		Whitney Holding Corp	1,214
49,013		Wilmington Trust Corp	1,787
9,638		Wilshire Bancorp, Inc	147
16,422		Wintrust Financial Corp	825
4,467		WSFS Financial Corp	263
5,372		Yardville National Bancorp	189
62,747		Zions Bancorporation	4,468

		TOTAL DEPOSITORY INSTITUTIONS	908,804

EATING AND DRINKING PLACES - 0.71%
13,518		AFC Enterprises	156
57,358		Applebees International, Inc	1,187
49,416	e	Aramark Corp (Class B)	1,320
9,771	*	BJ's Restaurants, Inc	200
24,778		Bob Evans Farms, Inc	563
60,962		Brinker International, Inc	2,290
4,688	*	Buffalo Wild Wings, Inc	124
13,696	*	California Pizza Kitchen, Inc	400
35,140		CBRL Group, Inc	1,183
24,364	*	CEC Entertainment, Inc	774
40,445	e	CKE Restaurants, Inc	533
110,063		Darden Restaurants, Inc	3,343
9,489	*	Dave & Buster's, Inc	127
75,312	*	Denny's Corp	313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

21,847		Domino's Pizza, Inc	$509
13,878		IHOP Corp	565
25,157	*	Jack in the Box, Inc	752
39,881	e*	Krispy Kreme Doughnuts, Inc	250
12,903		Landry's Restaurants, Inc	378
15,749		Lone Star Steakhouse & Saloon, Inc	409
15,891	*	Luby's, Inc	208
5,396	*	McCormick & Schmick's Seafood Restaurants, Inc	114
887,925		McDonald's Corp	29,737
14,289	*	O'Charleys, Inc	204
43,407		Outback Steakhouse, Inc	1,589
7,537	*	Papa John's International, Inc	378
18,015	e*	PF Chang's China Bistro, Inc	808
25,931	*	Rare Hospitality International, Inc	666
9,659	*	Red Robin Gourmet Burgers, Inc	443
44,296		Ruby Tuesday, Inc	964
28,133	*	Ryan's Restaurant Group, Inc	328
41,631	*	Sonic Corp	1,139
28,804	e*	Texas Roadhouse, Inc (Class A)	429
53,482	e*	The Cheesecake Factory, Inc	1,671
19,171	*	The Steak N Shake Co	348
26,503		Triarc Cos (Class B)	405
80,507	*	Wendy's International, Inc	3,635
202,818		Yum! Brands, Inc	9,818

		TOTAL EATING AND DRINKING PLACES	68,260

EDUCATIONAL SERVICES - 0.18%
99,820	*	Apollo Group, Inc (Class A)	6,627
72,873	e*	Career Education Corp	2,591
62,840	*	Corinthian Colleges, Inc	834
40,565	*	DeVry, Inc	773
12,416	*	Educate, Inc	186
51,227	*	Education Management Corp	1,652
31,837	*	ITT Educational Services, Inc	1,571
36,014	*	Laureate Education, Inc	1,764
5,840	*	Learning Tree International, Inc	77
10,353		Strayer Education, Inc	979
14,801	*	Universal Technical Institute, Inc	527

		TOTAL EDUCATIONAL SERVICES	17,581

ELECTRIC, GAS, AND SANITARY SERVICES - 4.17%
455,153	*	AES Corp	7,478
53,500		AGL Resources, Inc	1,985
115,451	e*	Allegheny Energy, Inc	3,547
17,427		Allete, Inc	798
82,853		Alliant Energy Corp	2,414
145,094	e*	Allied Waste Industries, Inc	1,226
138,415		Ameren Corp	7,404

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

8,401		American Ecology Corp	$165
269,337		American Electric Power Co, Inc	10,693
11,397		American States Water Co	381
66,048		Aqua America, Inc	2,511
257,136	*	Aquila, Inc	1,018
53,977		Atmos Energy Corp	1,525
35,312		Avista Corp	685
22,470		Black Hills Corp	975
11,407		California Water Service Group	470
386,714	e*	Calpine Corp	1,002
7,300		Cascade Natural Gas Corp	159
13,533	*	Casella Waste Systems, Inc (Class A)	178
211,660		Centerpoint Energy, Inc	3,147
7,731		Central Vermont Public Service Corp	135
11,100		CH Energy Group, Inc	527
138,302		Cinergy Corp	6,142
10,556	*	Clean Harbors, Inc	358
34,284		Cleco Corp	808
152,425	*	CMS Energy Corp	2,507
5,094		Connecticut Water Service, Inc	126
171,882		Consolidated Edison, Inc	8,345
123,739		Constellation Energy Group, Inc	7,622
4,147		Crosstex Energy, Inc	265
238,743		Dominion Resources, Inc	20,565
86,909		DPL, Inc	2,416
124,122		DTE Energy Co	5,692
648,715	e	Duke Energy Corp	18,923
55,546	e	Duquesne Light Holdings, Inc	956
9,642	*	Duratek, Inc	176
216,140	e*	Dynegy, Inc (Class A)	1,018
226,589		Edison International	10,713
449,109	e	El Paso Corp	6,243
37,424	*	El Paso Electric Co	780
16,843		Empire District Electric Co	385
48,695		Energen Corp	2,107
101,444		Energy East Corp	2,555
4,326		EnergySouth, Inc	119
149,692		Entergy Corp	11,125
468,512	e	Exelon Corp	25,037
230,722		FirstEnergy Corp	12,025
276,306		FPL Group, Inc	13,152
55,500		Great Plains Energy, Inc	1,660
59,766		Hawaiian Electric Industries, Inc	1,666
31,800		Idacorp, Inc	958
119,581		KeySpan Corp	4,398
65,858		Kinder Morgan, Inc	6,333
14,800		Laclede Group, Inc	481
3,898		Markwest Hydrocarbon, Inc	97
81,475		MDU Resources Group, Inc	2,905
15,052		Metal Management, Inc	382
14,002		MGE Energy, Inc	511
6,822		Middlesex Water Co	153

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

57,617		National Fuel Gas Co	$1,971
20,377		New Jersey Resources Corp	937
31,841	e	Nicor, Inc	1,338
186,686		NiSource, Inc	4,527
89,153		Northeast Utilities	1,779
19,700		Northwest Natural Gas Co	733
24,616		NorthWestern Corp	743
60,669	*	NRG Energy, Inc	2,584
74,992		NSTAR	2,169
63,181		OGE Energy Corp	1,775
70,507		Oneok, Inc	2,399
4,962		Ormat Technologies, Inc	110
19,998		Otter Tail Corp	619
28,241		Peoples Energy Corp	1,112
131,156		Pepco Holdings, Inc	3,052
261,561		PG&E Corp	10,266
5,490	*	Pico Holdings, Inc	193
57,450		Piedmont Natural Gas Co, Inc	1,446
69,890		Pinnacle West Capital Corp	3,081
33,299	e*	Plug Power, Inc	226
45,642		PNM Resources, Inc	1,309
264,242		PPL Corp	8,543
34,100	v*	Progress Energy Inc (Cvo)	-
175,445		Progress Energy, Inc	7,851
166,012		Public Service Enterprise Group, Inc	10,685
70,607		Puget Energy, Inc	1,658
59,935		Questar Corp	5,281
214,235	*	Reliant Energy, Inc	3,308
96,508		Republic Services, Inc	3,406
10,949		Resource America, Inc (Class A)	194
80,139		SCANA Corp	3,385
179,418		Sempra Energy	8,443
80,800	*	Sierra Pacific Resources	1,200
5,218		SJW Corp	252
19,254		South Jersey Industries, Inc	561
524,430		Southern Co	18,754
67,487	*	Southern Union Co	1,739
26,697		Southwest Gas Corp	731
11,715		Southwest Water Co	170
32,405	*	Stericycle, Inc	1,852
141,775		TECO Energy, Inc	2,555
167,560		TXU Corp	18,914
71,702		UGI Corp	2,018
10,146		UIL Holdings Corp	531
24,650		Unisource Energy Corp	819
55,079		Vectren Corp	1,561
34,550	*	Waste Connections, Inc	1,212
3,755		Waste Industries USA, Inc	50
44,719	e*	Waste Services, Inc	165
59,746		Westar Energy, Inc	1,442
38,148	e	Western Gas Resources, Inc	1,954
34,425		WGL Holdings, Inc	1,106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

400,770		Williams Cos, Inc	$10,039
83,226		Wisconsin Energy Corp	3,322
27,182		WPS Resources Corp	1,571
281,648	e	Xcel Energy, Inc	5,523

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	401,291

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.93%
16,688	*	Actel Corp	241
30,385		Acuity Brands, Inc	902
82,321	*	Adaptec, Inc	315
79,890	*	ADC Telecommunications, Inc	1,826
23,059	*	Advanced Energy Industries, Inc	248
277,579	*	Advanced Micro Devices, Inc	6,995
50,885	*	Aeroflex, Inc	476
129,279	*	Agere Systems, Inc	1,346
59,409		Alliance One International, Inc	210
259,160	*	Altera Corp	4,953
114,682		American Power Conversion Corp	2,970
22,354	*	American Superconductor Corp	231
47,907		Ametek, Inc	2,059
30,350	*	AMIS Holdings, Inc	360
71,143	e*	Amkor Technology, Inc	312
62,152		Amphenol Corp (Class A)	2,507
256,933	e	Analog Devices, Inc	9,542
113,149	*	Andrew Corp	1,262
239,058	*	Applied Micro Circuits Corp	717
6,254		Applied Signal Technology, Inc	119
72,829	*	Arris Group, Inc	864
22,286	*	Artesyn Technologies, Inc	207
23,842	*	Atheros Communications, Inc	233
328,653	*	Atmel Corp	677
25,930	*	ATMI, Inc	804
34,410		AVX Corp	438
25,562	e	Baldor Electric Co	648
7,316		Bel Fuse, Inc (Class B)	267
28,767	*	Benchmark Electronics, Inc	866
192,852	*	Broadcom Corp (Class A)	9,047
49,930	e*	Broadwing Corp	249
16,467		C&D Technologies, Inc	155
6,565	*	Catapult Communications Corp	120
33,107	*	C-COR, Inc	223
17,949	*	Ceradyne, Inc	658
25,221	*	Checkpoint Systems, Inc	598
435,445	*	Ciena Corp	1,150
4,543,026	*	Cisco Systems, Inc	81,456
9,288	*	Color Kinetics, Inc	139
15,327	*	Comtech Telecommunications Corp	636
140,964	*	Comverse Technology, Inc	3,703
326,709	*	Conexant Systems, Inc	585
52,959	e*	Cree, Inc	1,325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

23,637		CTS Corp	$286
14,434	e	Cubic Corp	247
24,200	*	Cymer, Inc	758
90,831	e*	Cypress Semiconductor Corp	1,367
6,685	*	Diodes, Inc	242
20,547	*	Ditech Communications Corp	138
18,900	*	Dolby Laboratories, Inc (Class A)	302
21,955	*	DSP Group, Inc	563
10,894	*	DTS, Inc	183
23,062	*	Electro Scientific Industries, Inc	516
25,991	*	Emcore Corp	159
292,711		Emerson Electric Co	21,017
6,612	e*	EndWave Corp	85
49,454	*	Energizer Holdings, Inc	2,804
17,529	e*	Energy Conversion Devices, Inc	787
31,307	*	EnerSys	475
42,234	e*	Evergreen Solar, Inc	394
25,111	e*	Exar Corp	352
82,256	*	Fairchild Semiconductor International, Inc	1,222
107,194	e*	Finisar Corp	147
15,195		Franklin Electric Co, Inc	629
278,968	*	Freescale Semiconductor, Inc (Class B)	6,578
37,000	e*	FuelCell Energy, Inc	406
168,527	*	Gemstar-TV Guide International, Inc	499
7,438,377		General Electric Co	250,450
16,154	*	Genlyte Group, Inc	777
46,901	*	Glenayre Technologies, Inc	168
69,879	*	GrafTech International Ltd	379
16,954	*	Greatbatch, Inc	465
47,191		Harman International Industries, Inc	4,826
54,755	*	Harmonic, Inc	319
91,962		Harris Corp	3,844
17,100		Helix Technology Corp	252
32,388	*	Hexcel Corp	592
597,231		Honeywell International, Inc	22,396
16,902	*	Hutchinson Technology, Inc	441
24,375		Imation Corp	1,045
136,513	*	Integrated Device Technology, Inc	1,466
29,333	*	Integrated Silicon Solutions, Inc	246
4,337,259		Intel Corp	106,913
37,611	*	Interdigital Communications Corp	739
21,961	e*	International DisplayWorks, Inc	130
45,048	*	International Rectifier Corp	2,031
107,563		Intersil Corp (Class A)	2,343
13,338		Inter-Tel, Inc	280
28,293	*	InterVoice, Inc	255
16,725	*	IXYS Corp	177
1,072,734	*	JDS Uniphase Corp	2,381
57,438	*	Kemet Corp	481
83,115		L-3 Communications Holdings, Inc	6,572
73,339	*	Lattice Semiconductor Corp	314
11,944	*	Leadis Technology, Inc	82

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

7,581	*	Lifeline Systems, Inc	$253
25,105		Lincoln Electric Holdings, Inc	989
212,981		Linear Technology Corp	8,006
17,104	*	Littelfuse, Inc	481
12,960		LSI Industries, Inc	246
273,821	*	LSI Logic Corp	2,697
3,077,468	e*	Lucent Technologies, Inc	10,002
31,859	*	Mattson Technology, Inc	239
228,122		Maxim Integrated Products, Inc	9,729
54,702		Maytag Corp	999
116,831	*	McData Corp (Class A)	612
8,691	e*	Medis Technologies Ltd	156
95,239	*	MEMC Electronic Materials, Inc	2,170
13,858	*	Mercury Computer Systems, Inc	364
23,004		Methode Electronics, Inc	265
6,806	*	Metrologic Instruments, Inc	124
44,348	*	Micrel, Inc	498
145,907		Microchip Technology, Inc	4,395
408,321	*	Micron Technology, Inc	5,431
43,438	*	Microsemi Corp	1,109
51,088	*	Microtune, Inc	318
33,720	*	MIPS Technologies, Inc	230
21,021	*	Mobility Electronics, Inc	224
99,796		Molex, Inc	2,663
11,543	*	Monolithic Power Systems, Inc	98
25,239	*	Moog, Inc	745
1,730,000		Motorola, Inc	38,216
68,179	e*	MRV Communications, Inc	145
5,200	*	Multi-Fineline Electronix, Inc	152
3,138		National Presto Industries, Inc	134
244,369		National Semiconductor Corp	6,427
7,091	e*	Netlogic Microsystems, Inc	153
254,653	*	Network Appliance, Inc	6,045
87,771	*	Novellus Systems, Inc	2,201
120,295	*	Nvidia Corp	4,124
45,061	e*	Omnivision Technologies, Inc	569
98,235	*	ON Semiconductor Corp	508
48,235	e*	Openwave Systems, Inc	867
69,318	*	Oplink Communications, Inc	105
11,903	*	Optical Communication Products, Inc	22
8,504	e*	OSI Systems, Inc	134
13,852		Park Electrochemical Corp	369
14,362	*	Pericom Semiconductor Corp	127
26,807	*	Photronics, Inc	520
43,950	*	Pixelworks, Inc	290
33,768		Plantronics, Inc	1,040
27,907	*	Plexus Corp	477
12,816	*	PLX Technology, Inc	107
125,097	*	PMC - Sierra, Inc	1,102
67,575	*	Polycom, Inc	1,093
13,900	e*	Portalplayer, Inc	381
3,961	*	Powell Industries, Inc	87

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

20,292	*	Power Integrations, Inc	$441
51,516	*	Power-One, Inc	285
69,807	e*	Powerwave Technologies, Inc	907
63,267	*	QLogic Corp	2,164
1,146,931		Qualcomm, Inc	51,325
42,142	e*	Quantum Fuel Systems Technologies Worldwide, Inc	173
67,539	e*	Rambus, Inc	817
10,032		Raven Industries, Inc	293
17,995	e	Regal-Beloit Corp	584
143,032	*	RF Micro Devices, Inc	808
124,162		Rockwell Collins, Inc	6,000
12,342	*	Rogers Corp	478
361,870	*	Sanmina-SCI Corp	1,552
105,076		Scientific-Atlanta, Inc	3,941
15,855	*	Seachange International, Inc	101
52,119	*	Semtech Corp	858
30,308	*	Sigmatel, Inc	613
56,384	*	Silicon Image, Inc	501
29,307	*	Silicon Laboratories, Inc	891
75,067	*	Silicon Storage Technology, Inc	404
939,174	e*	Sirius Satellite Radio, Inc	6,152
108,719	*	Skyworks Solutions, Inc	763
15,217	e*	Spatialight, Inc	67
12,943		Spectralink Corp	165
25,415	*	Spectrum Brands, Inc	599
14,503	*	Standard Microsystems Corp	434
6,187	*	Supertex, Inc	186
35,188	*	Symmetricom, Inc	272
17,207	e*	Synaptics, Inc	323
32,161		Technitrol, Inc	493
38,663	*	Tekelec	810
25,104		Teleflex, Inc	1,770
318,758	*	Tellabs, Inc	3,353
80,448	*	Terayon Communication Systems, Inc	314
30,258	*	Tessera Technologies, Inc	905
1,163,830		Texas Instruments, Inc	39,454
41,226	*	Thomas & Betts Corp	1,419
71,856	e*	Transwitch Corp	124
17,747	*	Trident Microsystems, Inc	565
88,231	*	Triquint Semiconductor, Inc	311
33,125	*	TTM Technologies, Inc	237
6,706	*	Ulticom, Inc	74
9,100	*	Ultralife Batteries, Inc	118
13,484	e*	Universal Display Corp	150
8,900	*	Universal Electronics, Inc	154
68,581	e*	Utstarcom, Inc	560
35,497	e*	Valence Technology, Inc	96
24,506	*	Varian Semiconductor Equipment Associates, Inc	1,038
1	*	Vialta, Inc	-
13,862	*	Viasat, Inc	356
12,845		Vicor Corp	195
9,190	*	Virage Logic Corp	71

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

120,423	e*	Vishay Intertechnology, Inc	$1,439
186,009	e*	Vitesse Semiconductor Corp	350
10,333	e*	Volterra Semiconductor Corp	127
31,906	*	Westell Technologies, Inc	116
41,972		Whirlpool Corp	3,180
242,700		Xilinx, Inc	6,759
61,727	e*	Zhone Technologies, Inc	161
7,276	e*	Zoltek Cos, Inc	96
32,664	*	Zoran Corp	467

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	858,956

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
13,165	*	Advisory Board Co	685
76,975	e*	Amylin Pharmaceuticals, Inc	2,678
16,445	e*	Antigenics, Inc	89
50,400	*	Applera Corp (Celera Genomics Group)	611
40,510	*	Ariad Pharmaceuticals, Inc	301
125,578	*	BearingPoint, Inc	953
7,981		CDI Corp	236
116,746	e*	Celgene Corp	6,342
28,831		Corporate Executive Board Co	2,248
8,400	*	CRA International, Inc	350
27,533	e*	CuraGen Corp	136
29,388	e*	CV Therapeutics, Inc	786
37,029	*	deCODE genetics, Inc	311
20,365	*	DiamondCluster International, Inc	154
60,988	*	Digitas, Inc	693
16,593	*	Diversa Corp	96
35,921	*	eResearch Technology, Inc	510
11,717	*	Essex Corp	254
52,285	*	Exelixis, Inc	401
5,618	*	Exponent, Inc	176
60,432		Fluor Corp	3,891
34,734	*	Gen-Probe, Inc	1,718
11,605	*	Greenfield Online, Inc	63
31,752	*	Harris Interactive, Inc	136
26,647	*	Hewitt Associates, Inc	727
4,623	*	Huron Consulting Group, Inc	124
44,080	e*	ICOS Corp	1,217
60,816	*	Incyte Corp	286
9,019	*	Infrasource Services, Inc	131
33,602	e*	Isis Pharmaceuticals, Inc	170
39,264	*	Jacobs Engineering Group, Inc	2,646
18,029	*	Keryx Biopharmaceuticals, Inc	284
6,075		Landauer, Inc	298
10,160	*	LECG Corp	234
41,063	*	Lexicon Genetics, Inc	163
23,119	*	Lifecell Corp	500
17,384	*	Luminex Corp	175
12,795		MAXIMUS, Inc	457

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

16,427	*	Maxygen, Inc	$136
82,896	*	Monogram Biosciences, Inc	195
176,132	e	Moody's Corp	8,997
7,000	*	MTC Technologies, Inc	224
23,165	*	Myriad Genetics, Inc	506
35,057	*	Navigant Consulting, Inc	672
11,157	*	Neopharm, Inc	138
16,290	*	Neurogen Corp	112
16,815	*	Orchid Cellmark, Inc	143
234,748		Paychex, Inc	8,704
17,567	*	Per-Se Technologies, Inc	363
34,632	*	Pharmaceutical Product Development, Inc	1,992
25,516	*	PRG-Schultz International, Inc	77
112,326		Quest Diagnostics, Inc	5,677
24,599	*	Regeneron Pharmaceuticals, Inc	233
32,857	e*	Resources Connection, Inc	974
17,806	*	Rigel Pharmaceuticals, Inc	423
41,760	*	Savient Pharmaceuticals, Inc	157
25,064	*	Seattle Genetics, Inc	132
17,432	*	Senomyx, Inc	297
14,609	*	SFBC International, Inc	648
54,124	*	Shaw Group, Inc	1,335
10,441	*	Sourcecorp	224
22,338	*	Symyx Technologies, Inc	583
4,446		Sypris Solutions, Inc	48
5,934	*	Tejon Ranch Co	279
35,223	e*	Telik, Inc	576
38,899	*	Tetra Tech, Inc	654
10,112	*	Trimeris, Inc	155
28,051	*	URS Corp	1,133
5,810	*	ViaCell, Inc	34
17,825	*	Washington Group International, Inc	961
24,946		Watson Wyatt & Co Holdings	672

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	68,684

FABRICATED METAL PRODUCTS - 0.34%
27,098	*	Alliant Techsystems, Inc	2,023
5,262		Ameron International Corp	244
25,885		Aptargroup, Inc	1,289
75,870		Ball Corp	2,787
9,943		CIRCOR International, Inc	273
41,626		Commercial Metals Co	1,404
8,571	*	Commercial Vehicle Group, Inc	179
2,198		Compx International, Inc	36
35,668		Crane Co	1,061
115,665	*	Crown Holdings, Inc	1,844
1,947	e	Dynamic Materials Corp	85
12,681	*	Earle M Jorgensen Co	121
21,921	*	Global Power Equipment Group, Inc	156
20,133	*	Griffon Corp	495

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

5,289		Gulf Island Fabrication, Inc	$152
176,876		Illinois Tool Works, Inc	14,562
53,208	*	Jacuzzi Brands, Inc	429
4,624		Lifetime Brands, Inc	124
11,405	*	Mobile Mini, Inc	494
16,444	*	NCI Building Systems, Inc	671
15,206		Silgan Holdings, Inc	506
27,492		Simpson Manufacturing Co, Inc	1,076
41,402		Snap-On, Inc	1,495
14,300		Sturm Ruger & Co, Inc	132
4,534		Sun Hydraulics Corp	110
42,718	e*	Taser International, Inc	264
11,761		Valmont Industries, Inc	345
8,415	*	Water Pik Technologies, Inc	171
17,244		Watts Water Technologies, Inc (Class A)	497

		TOTAL FABRICATED METAL PRODUCTS	33,025

FOOD AND KINDRED PRODUCTS - 2.84%
12,845	e	American Italian Pasta Co (Class A)	137
545,958		Anheuser-Busch Cos, Inc	23,498
461,631		Archer Daniels Midland Co	11,384
6,482	*	Boston Beer Co, Inc (Class A)	162
162,675		Campbell Soup Co	4,840
2,568		Coca-Cola Bottling Co Consolidated	126
1,463,659		Coca-Cola Co	63,215
212,382		Coca-Cola Enterprises, Inc	4,141
364,800		ConAgra Foods, Inc	9,029
133,072	*	Constellation Brands, Inc (Class A)	3,460
51,511		Corn Products International, Inc	1,039
43,973	*	Darling International, Inc	155
150,985	*	Del Monte Foods Co	1,620
5,320		Farmer Bros Co	107
34,780		Flowers Foods, Inc	949
205,089	e	General Mills, Inc	9,885
35,476	*	Gold Kist, Inc	694
245,817		H.J. Heinz Co	8,982
10,598	e*	Hansen Natural Corp	499
81,444	*	Hercules, Inc	995
120,731		Hershey Co	6,798
53,755		Hormel Foods Corp	1,773
4,179		J&J Snack Foods Corp	242
37,612		J.M. Smucker Co	1,826
177,657		Kellogg Co	8,195
175,446		Kraft Foods, Inc (Class A)	5,367
19,910		Lancaster Colony Corp	856
20,449		Lance, Inc	357
6,664	*	M&F Worldwide Corp	104
96,220		McCormick & Co, Inc (Non-Vote)	3,140
30,103		Molson Coors Brewing Co (Class B)	1,927
4,670	*	National Beverage Corp	36

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

9,395	*	Peet's Coffee & Tea, Inc	$288
98,582		Pepsi Bottling Group, Inc	2,815
46,846		PepsiAmericas, Inc	1,065
1,175,341		PepsiCo, Inc	66,654
21,712		Ralcorp Holdings, Inc	910
12,303		Sanderson Farms, Inc	457
550,769		Sara Lee Corp	10,437
63,099	*	Smithfield Foods, Inc	1,873
18,185		Tootsie Roll Industries, Inc	577
24,314		Topps Co, Inc	200
20,712	*	TreeHouse Foods, Inc	557
169,212		Tyson Foods, Inc (Class A)	3,054
123,144		Wrigley (Wm.) Jr Co	8,852

		TOTAL FOOD AND KINDRED PRODUCTS	273,277

FOOD STORES - 0.43%
17,916	*	7-Eleven, Inc	638
258,039		Albertson's, Inc	6,619
837		Arden Group, Inc (Class A)	63
11,979	e*	Great Atlantic & Pacific Tea Co, Inc	340
6,684		Ingles Markets, Inc (Class A)	106
510,599	*	Kroger Co	10,513
18,686	e*	Panera Bread Co (Class A)	956
11,583	*	Pantry, Inc	433
32,134	*	Pathmark Stores, Inc	362
23,667		Ruddick Corp	546
271,926	*	Starbucks Corp	13,623
10,553		Weis Markets, Inc	422
45,647		Whole Foods Market, Inc	6,137
19,665	e*	Wild Oats Markets, Inc	253

		TOTAL FOOD STORES	41,011

FORESTRY - 0.14%
34,552		Rayonier, Inc	1,991
171,305		Weyerhaeuser Co	11,777

		TOTAL FORESTRY	13,768

FURNITURE AND FIXTURES - 0.36%
7,089		Bassett Furniture Industries, Inc	132
40,652	*	BE Aerospace, Inc	674
23,968	e	Ethan Allen Interiors, Inc	751
34,472		Furniture Brands International, Inc	622
48,539		Herman Miller, Inc	1,471
39,944		Hillenbrand Industries, Inc	1,879
39,144		HNI Corp	2,357
7,413		Hooker Furniture Corp	123

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

33,100	*	Interface, Inc (Class A)	$273
134,677		Johnson Controls, Inc	8,357
18,600		Kimball International, Inc (Class B)	225
35,728	e	La-Z-Boy, Inc	471
134,293		Leggett & Platt, Inc	2,713
304,265		Masco Corp	9,335
192,698		Newell Rubbermaid, Inc	4,365
26,076	e*	Select Comfort Corp	521
8,845		Stanley Furniture Co, Inc	232
29,515	e*	Tempur-Pedic International, Inc	349

		TOTAL FURNITURE AND FIXTURES	34,850

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
205,047	*	Bed Bath & Beyond, Inc	8,239
19,801	*	Bell Microproducts, Inc	199
283,540		Best Buy Co, Inc	12,342
15,593	*	Brookstone, Inc	311
129,573		Circuit City Stores, Inc	2,223
18,188	*	Cost Plus, Inc	330
8,015	*	Design Within Reach, Inc	72
8,547	*	Electronics Boutique Holdings Corp	537
30,672	*	GameStop Corp (Class B)	871
17,889	*	Guitar Center, Inc	988
12,729		Haverty Furniture Cos, Inc	156
7,565		Knoll, Inc	139
31,141	*	Linens 'n Things, Inc	831
36,112	*	Mohawk Industries, Inc	2,898
17,242		Movie Gallery, Inc	179
59,455	e	Pier 1 Imports, Inc	670
110,516		RadioShack Corp	2,741
17,052	*	Restoration Hardware, Inc	108
44,377	e	Steelcase, Inc (Class A)	642
23,041	*	The Bombay Co, Inc	102
15,057	*	Trans World Entertainment Corp	119
17,635		Tuesday Morning Corp	456
81,576	*	Williams-Sonoma, Inc	3,128

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	38,281

GENERAL BUILDING CONTRACTORS - 0.53%
3,890	e*	Avatar Holdings, Inc	230
30,128	e	Beazer Homes USA, Inc	1,768
10,425		Brookfield Homes Corp	579
88,214		Centex Corp	5,697
2,956	*	Comstock Homebuilding Cos, Inc	59
189,590		DR Horton, Inc	6,867
24,447	*	Hovnanian Enterprises, Inc (Class A)	1,252
56,134		KB Home	4,109
92,559		Lennar Corp (Class A)	5,531

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account
VALUE
SHARES	(000)

13,102		Levitt Corp (Class A)	$301
9,603		M/I Homes, Inc	521
14,037		McGrath RentCorp	398
22,434		MDC Holdings, Inc	1,770
16,766	*	Meritage Homes Corp	1,285
3,699	e*	NVR, Inc	3,273
11,355	e*	Palm Harbor Homes, Inc	221
13,552	*	Perini Corp	247
150,186	e	Pulte Homes, Inc	6,446
33,896		Ryland Group, Inc	2,319
48,228		Standard-Pacific Corp	2,002
11,826		Technical Olympic USA, Inc	309
74,668	e*	Toll Brothers, Inc	3,335
27,152	e	Walter Industries, Inc	1,328
24,050	*	WCI Communities, Inc	682
2,195	e*	William Lyon Homes, Inc	341

		TOTAL GENERAL BUILDING CONTRACTORS	50,870

GENERAL MERCHANDISE STORES - 1.75%
31,592	*	99 Cents Only Stores	292
78,552	e*	Big Lots, Inc	863
47,234	*	BJ's Wholesale Club, Inc	1,313
3,353		Bon-Ton Stores, Inc	65
21,144	e*	Cabela's, Inc	388
34,302		Casey's General Stores, Inc	796
4,489	*	Conn's, Inc	124
335,211	e	Costco Wholesale Corp	14,444
48,325		Dillard's, Inc (Class A)	1,009
232,920		Dollar General Corp	4,272
116,117		Family Dollar Stores, Inc	2,307
181,636		Federated Department Stores, Inc	12,146
29,664		Fred's, Inc	371
162,551		JC Penney Co, Inc	7,708
29,607	e	Neiman Marcus Group, Inc (Class A)	2,959
11,629	e*	Retail Ventures, Inc	128
89,435	*	Saks, Inc	1,655
20,513	*	ShopKo Stores, Inc	523
17,973		Stein Mart, Inc	365
619,825		Target Corp	32,188
334,781		TJX Cos, Inc	6,856
1,765,432		Wal-Mart Stores, Inc	77,361

		TOTAL GENERAL MERCHANDISE STORES	168,133

HEALTH SERVICES - 1.12%
10,862	*	Alliance Imaging, Inc	93
20,542	*	Allied Healthcare International, Inc	116
10,737	e*	Amedisys, Inc	419
6,892	*	America Service Group, Inc	114

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

5,510	*	American Dental Partners, Inc	$187
23,258	*	American Healthways, Inc	986
22,429	*	American Retirement Corp	422
22,231	*	Amsurg Corp	608
34,626	*	Apria Healthcare Group, Inc	1,105
76,217	*	Beverly Enterprises, Inc	934
4,994	*	Bio-Reference Labs, Inc	86
317,224	*	Caremark Rx, Inc	15,839
64,156	*	Community Health Systems, Inc	2,490
4,011	*	Corvel Corp	96
43,828	*	Covance, Inc	2,103
75,222	*	Coventry Health Care, Inc	6,471
22,090	*	Cross Country Healthcare, Inc	410
69,175	*	DaVita, Inc	3,187
40,922	*	Edwards Lifesciences Corp	1,817
18,855	*	Enzo Biochem, Inc	290
87,588	*	Express Scripts, Inc	5,448
15,831	*	Genesis HealthCare Corp	638
16,401	*	Gentiva Health Services, Inc	297
308,239		HCA, Inc	14,771
171,436		Health Management Associates, Inc (Class A)	4,024
37,552		Hooper Holmes, Inc	148
7,118	*	Horizon Health Corp	193
21,760	e*	Kindred Healthcare, Inc	648
94,168	*	Laboratory Corp of America Holdings	4,587
14,253		LCA-Vision, Inc	529
39,831	*	LifePoint Hospitals, Inc	1,742
65,338	*	Lincare Holdings, Inc	2,682
21,532	*	Magellan Health Services, Inc	757
59,781		Manor Care, Inc	2,296
13,215	*	Matria Healthcare, Inc	499
3,907	*	Medcath Corp	93
211,436	*	Medco Health Solutions, Inc	11,593
4,992		National Healthcare Corp	175
59,557	e*	Nektar Therapeutics	1,009
32,858	e*	OCA, Inc	49
25,907	*	Odyssey HealthCare, Inc	440
19,390		Option Care, Inc	284
29,320	*	PainCare Holdings, Inc	110
16,064	*	Pediatrix Medical Group, Inc	1,234
16,347	*	Psychiatric Solutions, Inc	886
7,616	*	Radiation Therapy Services, Inc	243
12,730	*	RehabCare Group, Inc	261
47,317	*	Renal Care Group, Inc	2,239
17,307	*	Sierra Health Services, Inc	1,192
5,230	*	Specialty Laboratories, Inc	69
9,605	*	Stereotaxis, Inc	71
12,142	e*	Sunrise Senior Living, Inc	810
11,929	*	Symbion, Inc	309
330,586	*	Tenet Healthcare Corp	3,712
60,435	*	Triad Hospitals, Inc	2,736
7,967	*	U.S. Physical Therapy, Inc	145
29,674	*	United Surgical Partners International, Inc	1,161

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

33,473		Universal Health Services, Inc (Class B)	$1,594
7,404	*	VistaCare, Inc (Class A)	107

		TOTAL HEALTH SERVICES	107,554

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
23,788		Granite Construction, Inc	910

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	910

HOLDING AND OTHER INVESTMENT OFFICES - 2.37%
8,966	*	4Kids Entertainment, Inc	156
29,400		Aames Investment Corp	185
18,871		Acadia Realty Trust	339
22,846	e*	Affiliated Managers Group, Inc	1,655
19,264	e	Affordable Residential Communities	195
5,160		Agree Realty Corp	146
1,423	*	Alexander's, Inc	384
15,250		Alexandria Real Estate Equities, Inc	1,261
93,876	e	Allied Capital Corp	2,688
58,186	e	AMB Property Corp	2,613
11,828		American Campus Communities, Inc	284
85,131		American Financial Realty Trust	1,209
26,907		American Home Mortgage Investment Corp	815
19,804		AMLI Residential Properties Trust	635
84,531	e	Annaly Mortgage Management, Inc	1,095
40,991		Anthracite Capital, Inc	475
38,245		Anworth Mortgage Asset Corp	316
64,057	e	Apartment Investment & Management Co (Class A)	2,484
42,583		Apollo Investment Corp	843
8,687		Arbor Realty Trust, Inc	244
136,562		Archstone-Smith Trust	5,445
46,104		Arden Realty, Inc	1,898
23,871		Ashford Hospitality Trust, Inc	257
51,438	e	AvalonBay Communities, Inc	4,408
11,415		Bedford Property Investors	272
12,300		Bimini Mortgage Management, Inc (Class A)	139
29,208		BioMed Realty Trust, Inc	724
78,216		Boston Properties, Inc	5,546
12,391	*	Boykin Lodging Co	154
38,557		Brandywine Realty Trust	1,199
35,274		BRE Properties, Inc (Class A)	1,570
31,966		Camden Property Trust	1,782
28,256		Capital Automotive REIT	1,094
14,669		Capital Lease Funding, Inc	152
1,773		Capital Southwest Corp	151
8,296		Capital Trust, Inc	267
38,380		CarrAmerica Realty Corp	1,380
30,694		CBL & Associates Properties, Inc	1,258
14,093		Cedar Shopping Centers, Inc	204

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

35,800	e	Centerpoint Properties Trust	$1,604
4,486		Cherokee, Inc	157
27,781	e	Colonial Properties Trust	1,236
40,328		Commercial Net Lease Realty, Inc	807
23,432		Corporate Office Properties Trust	819
7,117		Correctional Properties Trust	209
28,724		Cousins Properties, Inc	868
53,181		Crescent Real Estate Equities Co	1,091
10,679	*	Criimi MAE, Inc	184
74,642		Developers Diversified Realty Corp	3,486
9,633		DiamondRock Hospitality Co	113
6,364		Digital Realty Trust, Inc	115
100,180		Duke Realty Corp	3,394
15,783	e	EastGroup Properties, Inc	691
38,510		ECC Capital Corp	126
15,039		Education Realty Trust, Inc	251
2,066	e*	Enstar Group, Inc	134
18,156		Entertainment Properties Trust	810
42,886		Equity Inns, Inc	579
15,082		Equity Lifestyle Properties, Inc	679
282,996		Equity Office Properties Trust	9,257
26,061		Equity One, Inc	606
199,243		Equity Residential	7,541
16,215		Essex Property Trust, Inc	1,459
23,665		Extra Space Storage, Inc	364
36,004		Federal Realty Investment Trust	2,194
35,842	*	FelCor Lodging Trust, Inc	543
41,367		Fieldstone Investment Corp	482
29,641	e	First Industrial Realty Trust, Inc	1,187
11,175		First Potomac Realty Trust	287
97,828		Friedman Billings Ramsey Group, Inc	997
20,800		Gables Residential Trust	908
124,147	e	General Growth Properties, Inc	5,578
11,498		Getty Realty Corp	331
7,828	e	Gladstone Capital Corp	177
22,843		Glenborough Realty Trust, Inc	439
26,916		Glimcher Realty Trust	659
10,299		Global Signal, Inc	461
19,700	e	GMH Communities Trust	289
12,508		Government Properties Trust, Inc	123
9,299		Gramercy Capital Corp	223
10,348	e	Harris & Harris Group, Inc	115
92,422		Health Care Property Investors, Inc	2,494
37,182		Health Care REIT, Inc	1,379
32,840		Healthcare Realty Trust, Inc	1,318
18,169		Heritage Property Investment Trust	636
27,326		Highland Hospitality Corp	280
37,150	e	Highwoods Properties, Inc	1,096
23,359		Home Properties, Inc	917
45,217		HomeBanc Corp	349
50,355		Hospitality Properties Trust	2,158
245,060		Host Marriott Corp	4,142

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

138,242		HRPT Properties Trust	$1,716
56,391	e	IMPAC Mortgage Holdings, Inc	691
48,741		Inland Real Estate Corp	763
29,188		Innkeepers U.S.A. Trust	451
27,187		Investors Real Estate Trust	258
18,400		iShares Russell 2000 Index Fund	1,222
78,767		iStar Financial, Inc	3,185
19,903		Kilroy Realty Corp	1,115
138,912		Kimco Realty Corp	4,365
13,324		Kite Realty Group Trust	199
21,400		KKR Financial Corp	476
21,468		LaSalle Hotel Properties	740
36,183		Lexington Corporate Properties Trust	852
61,781		Liberty Property Trust	2,628
14,755		LTC Properties, Inc	313
31,753		Luminent Mortgage Capital, Inc	240
41,167		Macerich Co	2,673
42,932		Mack-Cali Realty Corp	1,929
24,613		Maguire Properties, Inc	740
61,177	*	MeriStar Hospitality Corp	559
61,319		MFA Mortgage Investments, Inc	376
13,455		Mid-America Apartment Communities, Inc	626
39,586	e	Mills Corp	2,180
17,300		MortgageIT Holdings, Inc	246
16,015		National Health Investors, Inc	442
4,864		National Health Realty, Inc	94
46,089	e	Nationwide Health Properties, Inc	1,074
35,571	e	New Century Financial Corp	1,290
74,227		New Plan Excel Realty Trust	1,704
31,289		Newcastle Investment Corp	873
12,797		NorthStar Realty Finance Corp	120
18,155	e	Novastar Financial, Inc	599
38,341		Omega Healthcare Investors, Inc	534
5,242		One Liberty Properties, Inc	104
11,507		Origen Financial, Inc	87
29,688		Pan Pacific Retail Properties, Inc	1,956
11,623		Parkway Properties, Inc	545
25,029		Pennsylvania Real Estate Investment Trust	1,056
129,344	e	Plum Creek Timber Co, Inc	4,903
27,819		Post Properties, Inc	1,036
32,117		Prentiss Properties Trust	1,304
173,382		Prologis	7,683
11,482		PS Business Parks, Inc	526
58,753		Public Storage, Inc	3,936
20,254		RAIT Investment Trust	577
9,248	e	Ramco-Gershenson Properties	270
56,800		Realty Income Corp	1,358
55,325		Reckson Associates Realty Corp	1,911
14,248		Redwood Trust, Inc	693
45,123		Regency Centers Corp	2,592
6,115	*	Rockville Financial, Inc	82
7,237		Saul Centers, Inc	260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

39,317		Saxon Capital, Inc	$466
42,780		Senior Housing Properties Trust	813
32,244		Shurgard Storage Centers, Inc (Class A)	1,801
120,063	e	Simon Property Group, Inc	8,899
12,509		Sizeler Property Investors, Inc	152
29,536		SL Green Realty Corp	2,014
13,156		Sovran Self Storage, Inc	644
58,000		SPDR Trust Series 1	7,136
46,400		Spirit Finance Corp	522
26,728		Strategic Hotel Capital, Inc	488
12,790		Sun Communities, Inc	419
18,600		Sunstone Hotel Investors, Inc	454
22,030		Tanger Factory Outlet Centers, Inc	613
6,498	e*	Tarragon Corp	121
35,822		Taubman Centers, Inc	1,136
171,461	*	Telewest Global, Inc	3,935
71,452		Thornburg Mortgage, Inc	1,791
12,690	e	Town & Country Trust	368
63,641	e	Trizec Properties, Inc	1,468
39,592	e	Trustreet Properties, Inc	620
93,649		United Dominion Realty Trust, Inc	2,219
7,785		Universal Health Realty Income Trust	259
13,829		Urstadt Biddle Properties, Inc (Class A)	210
21,000		U-Store-It Trust	426
70,884		Ventas, Inc	2,282
83,921		Vornado Realty Trust	7,269
30,712		Washington Real Estate Investment Trust	955
54,481		Weingarten Realty Investors	2,062
18,615		Winston Hotels, Inc	186

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	228,144

HOTELS AND OTHER LODGING PLACES - 0.41%
18,496		Ameristar Casinos, Inc	385
25,115	*	Aztar Corp	774
15,345	*	Bluegreen Corp	271
29,227		Boyd Gaming Corp	1,260
11,598	e	Choice Hotels International, Inc	750
29,868	*	Gaylord Entertainment Co	1,423
17,562	*	Great Wolf Resorts, Inc	182
266,166		Hilton Hotels Corp	5,941
9,907	e*	Isle of Capri Casinos, Inc	212
142,278	*	La Quinta Corp	1,236
15,760	e*	Las Vegas Sands Corp	519
14,891		Marcus Corp	298
132,993		Marriott International, Inc (Class A)	8,379
82,816	*	MGM Mirage	3,625
8,692	*	Monarch Casino & Resort, Inc	148
14,684	*	MTR Gaming Group, Inc	118
3,889	*	Outdoor Channel Holdings, Inc	57
10,185	*	Riviera Holdings Corp	226

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

151,767		Starwood Hotels & Resorts Worldwide, Inc	$8,677
39,329		Station Casinos, Inc	2,610
23,308	*	Vail Resorts, Inc	670
32,707	e*	Wynn Resorts Ltd	1,477

		TOTAL HOTELS AND OTHER LODGING PLACES	39,238

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.55%
538,690		3M Co	39,518
5,902	*	Aaon, Inc	108
18,069		Actuant Corp	846
41,597	*	Advanced Digital Information Corp	391
62,956	*	AGCO Corp	1,146
4,419		Alamo Group, Inc	88
21,965		Albany International Corp (Class A)	810
130,584		American Standard Cos, Inc	6,079
576,680	*	Apple Computer, Inc	30,916
1,167,584		Applied Materials, Inc	19,802
11,700	*	Astec Industries, Inc	332
12,006	e*	ASV, Inc	272
39,136	*	Asyst Technologies, Inc	182
73,014	*	Axcelis Technologies, Inc	381
56,485		Black & Decker Corp	4,637
11,587		Black Box Corp	486
20,484	*	Blount International, Inc	361
36,704		Briggs & Stratton Corp	1,270
170,937	*	Brocade Communications Systems, Inc	697
33,106	*	Brooks Automation, Inc	441
14,025		Bucyrus International, Inc (Class A)	689
21,446		Carlisle Cos, Inc	1,363
8,415		Cascade Corp	410
478,502		Caterpillar, Inc	28,112
42,749		CDW Corp	2,519
54,695	*	Cirrus Logic, Inc	415
38,326	*	Cooper Cameron Corp	2,833
31,698		Cummins, Inc	2,789
16,694		Curtiss-Wright Corp	1,030
172,654		Deere & Co	10,566
1,726,800	*	Dell, Inc	59,057
49,096		Diebold, Inc	1,692
54,586		Donaldson Co, Inc	1,667
28,117	*	Dot Hill Systems Corp	189
142,033		Dover Corp	5,794
12,000	*	Dresser-Rand Group, Inc	296
6,245	*	Dril-Quip, Inc	300
105,079		Eaton Corp	6,678
1,682,294	*	EMC Corp	21,769
57,587	*	Emulex Corp	1,164
28,498		Engineered Support Systems, Inc	1,170
16,559	*	EnPro Industries, Inc	558
86,737	*	Entegris, Inc	980

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

89,895	*	Extreme Networks, Inc	$400
8,492	*	Fargo Electronics, Inc	148
8,475	*	Flanders Corp	103
39,214	*	Flowserve Corp	1,425
47,158	*	FMC Technologies, Inc	1,986
17,256	*	Gardner Denver, Inc	770
177,313	*	Gateway, Inc	479
6,883	*	Gehl Co	192
17,220	*	Global Imaging Systems, Inc	586
6,143		Gorman-Rupp Co	148
48,455		Graco, Inc	1,661
85,223	*	Grant Prideco, Inc	3,464
2,032,650		Hewlett-Packard Co	59,353
13,042	*	Hydril	895
36,153		IDEX Corp	1,538
1,132,596		International Business Machines Corp	90,857
239,542		International Game Technology	6,468
14,156	*	Intevac, Inc	146
115,799	*	Jabil Circuit, Inc	3,581
56,778		Joy Global, Inc	2,865
9,545	*	Kadant, Inc	191
21,080		Kaydon Corp	599
27,523		Kennametal, Inc	1,350
20,645	*	Komag, Inc	660
40,500	*	Kulicke & Soffa Industries, Inc	294
97,320	*	Lam Research Corp	2,965
33,742		Lennox International, Inc	925
88,343	*	Lexmark International, Inc	5,393
7,700		Lindsay Manufacturing Co	169
10,534		Lufkin Industries, Inc	459
20,406		Manitowoc Co, Inc	1,025
178,532	*	Maxtor Corp	786
2,088	*	Mestek, Inc	26
26,059	*	Micros Systems, Inc	1,140
4,193	*	Middleby Corp	304
17,897	*	Mikohn Gaming Corp	238
26,742		Modine Manufacturing Co	981
3,596		Nacco Industries, Inc (Class A)	412
119,260	*	National Oilwell Varco, Inc	7,847
22,120	*	Netgear, Inc	532
11,481		NN, Inc	138
21,692		Nordson Corp	825
32,085	*	Oil States International, Inc	1,165
2,088	*	Omega Flex, Inc	33
86,703		Pall Corp	2,384
29,097	e*	Palm, Inc	824
2,642	*	PAR Technology Corp	61
83,290		Parker Hannifin Corp	5,356
23,812	*	Paxar Corp	401
71,324		Pentair, Inc	2,603
160,904		Pitney Bowes, Inc	6,716
17,519	*	ProQuest Co	634

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

117,629	*	Quantum Corp	$363
6,419	*	Rimage Corp	171
6,900		Robbins & Myers, Inc	155
128,072		Rockwell Automation, Inc	6,775
126,587	*	SanDisk Corp	6,108
6,258		Sauer-Danfoss, Inc	125
80,111	e*	ScanSoft, Inc	427
8,126	*	Scansource, Inc	396
42,395	*	Scientific Games Corp (Class A)	1,314
86,617	v*	Seagate Technology, Inc (Escrow)	—
10,800	*	Semitool, Inc	86
144,732		Smith International, Inc	4,821
692,202	*	Solectron Corp	2,707
51,912		SPX Corp	2,385
8,469		Standex International Corp	223
57,257		Stanley Works	2,673
20,650		Stewart & Stevenson Services, Inc	493
166,004		Symbol Technologies, Inc	1,607
10,545		Tecumseh Products Co (Class A)	227
5,500		Tennant Co	225
33,915	*	Terex Corp	1,676
55,820		Timken Co	1,654
30,279		Toro Co	1,113
9,007	e*	TurboChef Technologies, Inc	140
18,851	*	Ultratech, Inc	294
34,872	*	UNOVA, Inc	1,220
93,406	e*	Varian Medical Systems, Inc	3,690
17,066	*	VeriFone Holdings, Inc	343
14,432		Watsco, Inc	766
150,486	*	Western Digital Corp	1,946
6,723		Woodward Governor Co	572
30,528		York International Corp	1,712
50,912	*	Zebra Technologies Corp (Class A)	1,990

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	533,701

INSTRUMENTS AND RELATED PRODUCTS - 4.53%
11,319	*	Abaxis, Inc	148
13,149	e*	Abiomed, Inc	132
6,126	*	ADE Corp	138
44,404	*	Advanced Medical Optics, Inc	1,685
14,863	*	Advanced Neuromodulation Systems, Inc	705
43,344	*	Affymetrix, Inc	2,004
344,150	*	Agilent Technologies, Inc	11,271
42,246	e*	Align Technology, Inc	284
91,082	*	Allergan, Inc	8,345
47,352	*	American Medical Systems Holdings, Inc	954
5,636	*	American Science & Engineering, Inc	370
9,492		Analogic Corp	478
14,600	*	Anaren, Inc	206
1,746	*	Angiodynamics, Inc	37

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

8,282	e*	Animas Corp	$130
136,977		Applera Corp (Applied Biosystems Group)	3,183
7,835	*	ARGON ST, Inc	230
15,128		Arrow International, Inc	427
16,914	e*	Arthrocare Corp	680
11,116	*	Aspect Medical Systems, Inc	329
11,512	*	August Technology Corp	123
3,797		Badger Meter, Inc	149
73,516		Bard (C.R.), Inc	4,854
37,159		Bausch & Lomb, Inc	2,998
433,979		Baxter International, Inc	17,303
2,200	*	Baxter International, Inc (Contingent Value Rts)	-
44,454		Beckman Coulter, Inc	2,400
177,129		Becton Dickinson & Co	9,287
7,194		BEI Technologies, Inc	252
176,069		Biomet, Inc	6,111
12,755	*	Bio-Rad Laboratories, Inc (Class A)	701
11,552	*	Biosite, Inc	715
463,982	*	Boston Scientific Corp	10,843
26,702	*	Bruker BioSciences Corp	117
18,361	*	Caliper Life Sciences, Inc	129
12,458	*	Candela Corp	122
7,583	*	Cantel Medical Corp	160
32,340	*	Cepheid, Inc	239
9,829		CNS, Inc	256
21,088	*	Coherent, Inc	617
13,701		Cohu, Inc	324
22,053	*	Conmed Corp	615
31,206		Cooper Cos, Inc	2,391
57,483	*	Credence Systems Corp	459
14,634	e*	Cyberonics, Inc	437
166,110		Danaher Corp	8,942
7,100		Datascope Corp	220
57,196		Dentsply International, Inc	3,090
3,084	*	DexCom, Inc	36
15,633	*	Dionex Corp	848
14,984	*	DJ Orthopedics, Inc	434
20,814		DRS Technologies, Inc	1,027
200,110		Eastman Kodak Co	4,869
13,856		EDO Corp	416
27,427	*	Encore Medical Corp	129
17,538	*	ESCO Technologies, Inc	878
18,700	*	Esterline Technologies Corp	709
7,765	*	Excel Technology, Inc	199
9,461	e*	FARO Technologies, Inc	184
16,016	*	FEI Co	308
83,585	*	Fisher Scientific International, Inc	5,186
42,641	*	Flir Systems, Inc	1,261
22,772	*	Formfactor, Inc	520
33,331	e*	Fossil, Inc	606
9,433	e*	Foxhollow Technologies, Inc	449
228,153		Guidant Corp	15,717

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

17,714	*	Haemonetics Corp	$842
23,435	*	HealthTronics, Inc	233
7,204	*	Herley Industries, Inc	134
15,742	*	Hologic, Inc	909
9,395	*	ICU Medical, Inc	270
13,461	e*	I-Flow Corp	185
14,538	*	II-VI, Inc	258
24,880	*	Illumina, Inc	319
24,857	*	Inamed Corp	1,881
52,711	e*	Input/Output, Inc	421
15,289	*	Integra LifeSciences Holdings Corp	585
19,980	*	Intermagnetics General Corp	558
9,047	e*	Intralase Corp	133
24,099	*	Intuitive Surgical, Inc	1,766
22,994		Invacare Corp	958
17,103	e*	Ionatron, Inc	172
11,074	*	IRIS International, Inc	204
9,482	e*	Ista Pharmaceuticals, Inc	63
16,205	*	Itron, Inc	740
21,812	*	Ixia	321
2,088,052		Johnson & Johnson	132,132
8,152		Keithley Instruments, Inc	119
6,174	e*	Kensey Nash Corp	189
137,228	e	Kla-Tencor Corp	6,691
45,800	*	Kopin Corp	318
19,943	*	Kyphon, Inc	876
10,104	*	LaBarge, Inc	131
14,197	e*	Laserscope	400
8,470	*	LeCroy Corp	126
56,594	e*	Lexar Media, Inc	362
54,978	*	LTX Corp	232
6,925	*	Measurement Specialties, Inc	147
852,270		Medtronic, Inc	45,699
22,169		Mentor Corp	1,220
18,330	*	Merit Medical Systems, Inc	325
30,675	*	Mettler-Toledo International, Inc	1,564
7,594	*	Micro Therapeutics, Inc	42
34,680	*	Millipore Corp	2,181
20,946		Mine Safety Appliances Co	811
23,665	*	MKS Instruments, Inc	408
11,845	*	Molecular Devices Corp	247
12,667		Movado Group, Inc	237
13,932		MTS Systems Corp	526
39,665	e*	Nanogen, Inc	127
3,737	*	Neurometrix, Inc	111
27,910	*	Newport Corp	389
10,659	*	NuVasive, Inc	200
16,400	e	Oakley, Inc	284
8,254	e*	OccuLogix, Inc	53
13,324	e*	Palomar Medical Technologies, Inc	349
88,391		PerkinElmer, Inc	1,801
13,914	*	Photon Dynamics, Inc	266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

18,948		PolyMedica Corp	$662
317,516		Raytheon Co	12,072
25,294	e*	Resmed, Inc	2,015
49,358	*	Respironics, Inc	2,082
9,751	*	Rofin-Sinar Technologies, Inc	370
60,320		Roper Industries, Inc	2,370
8,333	*	Rudolph Technologies, Inc	112
24,406	*	Sirf Technology Holdings, Inc	735
7,141	*	Somanetics Corp	179
16,954	e*	Sonic Solutions, Inc	365
10,559	*	SonoSite, Inc	313
252,862	*	St. Jude Medical, Inc	11,834
24,116	e*	Star Scientific, Inc	81
47,592		STERIS Corp	1,132
206,914		Stryker Corp	10,228
27,527	*	Sybron Dental Specialties, Inc	1,145
5,712	*	Symmetry Medical, Inc	135
27,552	*	Techne Corp	1,570
61,390		Tektronix, Inc	1,549
22,935	*	Teledyne Technologies, Inc	791
134,653	*	Teradyne, Inc	2,222
114,177	*	Thermo Electron Corp	3,528
28,916	*	ThermoGenesis Corp	153
32,720	*	Thoratec Corp	581
35,955	*	Trimble Navigation Ltd	1,211
17,832	*	TriPath Imaging, Inc	126
8,981		United Industrial Corp	321
24,196	*	Varian, Inc	830
20,673	*	Veeco Instruments, Inc	332
21,331	*	Ventana Medical Systems, Inc	812
23,354	*	Viasys Healthcare, Inc	584
29,277	e*	Viisage Technology, Inc	121
8,467	e*	Vital Images, Inc	188
3,821		Vital Signs, Inc	176
2,000	*	Vnus Medical Technologies, Inc	21
82,830	*	Waters Corp	3,446
19,885	*	Wright Medical Group, Inc	491
673,934	e*	Xerox Corp	9,199
13,259		X-Rite, Inc	164
3,046		Young Innovations, Inc	115
173,611	*	Zimmer Holdings, Inc	11,960
5,962	*	Zoll Medical Corp	157

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	435,359

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
221,690		AON Corp	7,112
37,888		Brown & Brown, Inc	1,883
10,229		Clark, Inc	172
14,025		Crawford & Co (Class B)	110
64,096		Gallagher (Arthur J.) & Co	1,847

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

208,098		Hartford Financial Services Group, Inc	$16,059
22,008		Hilb Rogal & Hobbs Co	821
12,103	*	LabOne, Inc	526
373,349	e	Marsh & McLennan Cos, Inc	11,346
24,836		National Financial Partners Corp	1,121
31,178	*	USI Holdings Corp	405

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	41,402

INSURANCE CARRIERS - 5.17%
21,838		21st Century Insurance Group	348
204,723		Aetna, Inc	17,635
6,908		Affirmative Insurance Holdings, Inc	101
353,719		Aflac, Inc	16,023
21,901		Alfa Corp	365
3,465	*	Alleghany Corp	1,060
36,885	*	Allmerica Financial Corp	1,517
468,208		Allstate Corp	25,887
75,683		Ambac Financial Group, Inc	5,454
22,730	e	American Equity Investment Life Holding Co	258
33,817		American Financial Group, Inc	1,147
1,607,653		American International Group, Inc	99,610
5,984		American National Insurance Co	713
5,463	*	American Physicians Capital, Inc	268
35,074	*	AMERIGROUP Corp	671
27,021		AmerUs Group Co	1,550
19,073	*	Argonaut Group, Inc	515
80,878		Assurant, Inc	3,078
4,897		Baldwin & Lyons, Inc (Class B)	123
11,795		Bristol West Holdings, Inc	215
28,867	*	Centene Corp	723
19,544	*	Ceres Group, Inc	110
136,532		Chubb Corp	12,226
92,011		Cigna Corp	10,844
125,030		Cincinnati Financial Corp	5,238
21,519	e*	Citizens, Inc	138
16,647	*	CNA Financial Corp	497
10,118	*	CNA Surety Corp	144
108,499	*	Conseco, Inc	2,290
73,575	*	Covanta Holding Corp	988
19,237		Delphi Financial Group, Inc (Class A)	900
9,769		Direct General Corp	193
5,412		Donegal Group, Inc	117
4,503		EMC Insurance Group, Inc	81
30,862		Erie Indemnity Co (Class A)	1,628
7,936		FBL Financial Group, Inc (Class A)	238
112,056		Fidelity National Financial, Inc	4,989
13,254	e*	First Acceptance Corp	134
57,724	e	First American Corp	2,636
6,887	*	Fpic Insurance Group, Inc	248
159,453		Genworth Financial, Inc	5,141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

4,433		Great American Financial Resources, Inc	$89
13,464		Harleysville Group, Inc	323
74,339		HCC Insurance Holdings, Inc	2,121
77,363	*	Health Net, Inc	3,661
14,728	*	HealthExtras, Inc	315
27,945		Horace Mann Educators Corp	553
113,585	*	Humana, Inc	5,438
3,952		Independence Holding Co	72
16,217		Infinity Property & Casualty Corp	569
96,127		Jefferson-Pilot Corp	4,919
2,078		Kansas City Life Insurance Co	106
14,379	*	KMG America Corp	115
12,576		LandAmerica Financial Group, Inc	813
58,212		Leucadia National Corp	2,509
121,344		Lincoln National Corp	6,312
103,461		Loews Corp	9,561
7,160	*	Markel Corp	2,366
94,805	e	MBIA, Inc	5,747
18,009		Mercury General Corp	1,080
292,480		Metlife, Inc	14,574
66,054		MGIC Investment Corp	4,241
7,293		Midland Co	263
7,622	*	Molina Healthcare, Inc	190
3,129		National Interstate Corp	54
1,551	*	National Western Life Insurance Co (Class A)	328
39,318		Nationwide Financial Services, Inc (Class A)	1,575
5,555	*	Navigators Group, Inc	207
9,757	e	Odyssey Re Holdings Corp	249
44,462		Ohio Casualty Corp	1,206
130,704		Old Republic International Corp	3,486
60,809	*	Pacificare Health Systems, Inc	4,851
12,365	*	Philadelphia Consolidated Holding Co	1,050
62,731	e	Phoenix Cos, Inc	765
22,267	*	PMA Capital Corp (Class A)	196
65,891		PMI Group, Inc	2,627
13,808		Presidential Life Corp	249
206,264		Principal Financial Group	9,771
19,772	*	ProAssurance Corp	923
139,087		Progressive Corp	14,572
48,849		Protective Life Corp	2,012
363,128		Prudential Financial, Inc	24,533
61,095		Radian Group, Inc	3,244
21,524		Reinsurance Group Of America, Inc	962
17,061		RLI Corp	789
89,498		Safeco Corp	4,777
8,011		Safety Insurance Group, Inc	285
5,765	*	SeaBright Insurance Holdings, Inc	75
20,200		Selective Insurance Group, Inc	988
470,934		St. Paul Travelers Cos, Inc	21,131
19,247		Stancorp Financial Group, Inc	1,621
9,480		State Auto Financial Corp	300
13,333		Stewart Information Services Corp	683

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

73,705	e	Torchmark Corp	$3,894
11,467		Tower Group, Inc	173
19,325		Transatlantic Holdings, Inc	1,102
6,045	*	Triad Guaranty, Inc	237
24,418		UICI	879
10,693	e	United Fire & Casualty Co	482
888,971		UnitedHealth Group, Inc	49,960
33,153		Unitrin, Inc	1,573
17,138	*	Universal American Financial Corp	390
205,171		UnumProvident Corp	4,206
76,966		W.R. Berkley Corp	3,039
14,555	*	WellCare Health Plans, Inc	539
22,016	*	WellChoice, Inc	1,671
428,596	*	WellPoint, Inc	32,496
921		Wesco Financial Corp	315
11,961	e	Zenith National Insurance Corp	750

		TOTAL INSURANCE CARRIERS	497,193

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
27,679	*	Corrections Corp of America	1,099
5,992	*	Geo Group, Inc	159

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,258

LEATHER AND LEATHER PRODUCTS - 0.12%
12,803		Brown Shoe Co, Inc	422
261,948	*	Coach, Inc	8,215
15,524	*	Genesco, Inc	578
7,519	*	Steven Madden Ltd	172
36,258	*	Timberland Co (Class A)	1,225
3,210		Weyco Group, Inc	63
39,829		Wolverine World Wide, Inc	838

		TOTAL LEATHER AND LEATHER PRODUCTS	11,513

LEGAL SERVICES - 0.01%
29,832	*	FTI Consulting, Inc	754
7,324	e	Pre-Paid Legal Services, Inc	283

		TOTAL LEGAL SERVICES	1,037

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
69,405		Laidlaw International, Inc	1,678

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,678

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

LUMBER AND WOOD PRODUCTS - 0.05%
7,280		American Woodmark Corp	$245
55,061	*	Champion Enterprises, Inc	814
6,414		Deltic Timber Corp	295
75,880		Louisiana-Pacific Corp	2,101
4,307		Skyline Corp	175
10,940		Universal Forest Products, Inc	627

		TOTAL LUMBER AND WOOD PRODUCTS	4,257

METAL MINING - 0.35%
16,668	e	Cleveland-Cliffs, Inc	1,452
189,362	e*	Coeur d'Alene Mines Corp	801
18,131		Commerce Group, Inc	1,052
124,102		Freeport-McMoRan Copper & Gold, Inc (Class A)	6,030
87,163	*	Hecla Mining Co	382
288,447		Newmont Mining Corp	13,606
67,621		Phelps Dodge Corp	8,786
16,317	e	Royal Gold, Inc	438
16,818		Southern Peru Copper Corp	941
29,044	*	Stillwater Mining Co	266

		TOTAL METAL MINING	33,754

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
19,692		Blyth, Inc	439
52,436		Callaway Golf Co	791
14,045	e	Charles & Colvard Ltd	351
9,320		Daktronics, Inc	223
5,091		Escalade, Inc	67
102,299		Fortune Brands, Inc	8,320
110,550		Hasbro, Inc	2,172
67,721	*	Identix, Inc	318
19,429	e*	Jakks Pacific, Inc	315
33,584	*	K2, Inc	383
22,402	e*	Leapfrog Enterprises, Inc	331
8,407		Marine Products Corp	93
287,400		Mattel, Inc	4,794
22,811	e	Nautilus, Inc	503
12,364	*	RC2 Corp	417
6,000		Russ Berrie & Co, Inc	85
25,227	e*	Shuffle Master, Inc	667
4,356	*	Steinway Musical Instruments, Inc	115
32,225		Yankee Candle Co, Inc	790

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	21,174

MISCELLANEOUS RETAIL - 1.15%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	103
11,957	*	AC Moore Arts & Crafts, Inc	229

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

22,029	*	Alloy, Inc	$107
212,727	e*	Amazon.com, Inc	9,637
34,769		Barnes & Noble, Inc	1,311
13,168		Big 5 Sporting Goods Corp	314
3,683		Blair Corp	136
10,266	e*	Blue Nile, Inc	325
50,097		Borders Group, Inc	1,111
8,100	e*	Build-A-Bear Workshop, Inc	181
20,077		Cash America International, Inc	417
11,412	*	CKX, Inc	143
25,032	*	Coldwater Creek, Inc	631
568,781		CVS Corp	16,500
23,900	e*	Dick's Sporting Goods, Inc	720
75,086	*	Dollar Tree Stores, Inc	1,626
48,030	e*	Drugstore.com, Inc	178
21,051	*	GSI Commerce, Inc	419
24,778	*	Hibbett Sporting Goods, Inc	551
17,929	*	Jill (J.) Group, Inc	284
21,241		Longs Drug Stores Corp	911
50,012	e*	Marvel Entertainment, Inc	894
96,467		Michaels Stores, Inc	3,189
34,122		MSC Industrial Direct Co (Class A)	1,132
21,375	e*	Nutri/System, Inc	535
219,993	*	Office Depot, Inc	6,534
8,052	e*	Overstock.com, Inc	309
7,394	*	Party City Corp	125
39,765	*	Petco Animal Supplies, Inc	841
99,078		Petsmart, Inc	2,158
17,397	e*	Priceline.com, Inc	336
370,721	e*	Rite Aid Corp	1,438
68,951	*	Sears Holdings Corp	8,579
7,595	*	Sharper Image Corp	96
18,171	e*	Sports Authority, Inc	535
12,380	*	Stamps.com, Inc	213
514,655		Staples, Inc	10,972
6,238	*	Systemax, Inc	44
102,292		Tiffany & Co	4,068
18,910	*	Valuevision International, Inc (Class A)	215
720,199		Walgreen Co	31,293
17,113		World Fuel Services Corp	555
35,110	*	Zale Corp	954
2,221	*	Zumiez, Inc	72

		TOTAL MISCELLANEOUS RETAIL	110,921

MOTION PICTURES - 1.65%
28,176	*	Avid Technology, Inc	1,166
131,585	e	Blockbuster, Inc (Class A)	625
8,585		Carmike Cinemas, Inc	197
193,637	*	Discovery Holding Co (Class A)	2,796
27,802	*	DreamWorks Animation SKG, Inc (Class A)	769

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

34,565	*	Macrovision Corp	$660
1,631,733	e	News Corp (Class A)	25,439
30,375	e	Regal Entertainment Group (Class A)	609
43,253	e*	Time Warner Telecom, Inc (Class A)	337
3,211,759		Time Warner, Inc	58,165
1,002,169		Viacom, Inc (Class B)	33,082
1,439,350		Walt Disney Co	34,732
3,982	e*	WPT Enterprises, Inc	35

		TOTAL MOTION PICTURES	158,612

NONDEPOSITORY INSTITUTIONS - 2.01%
12,134	*	Accredited Home Lenders Holding Co	427
46,200		Advance America Cash Advance Centers, Inc	612
12,951		Advanta Corp (Class B)	366
65,732		American Capital Strategies Ltd	2,410
771,635		American Express Co	44,323
101,634	*	AmeriCredit Corp	2,426
15,700		Ares Capital Corp	256
9,451		Asta Funding, Inc	287
8,568		Beverly Hills Bancorp, Inc	88
176,033	e	Capital One Financial Corp	13,998
44,691	e*	CapitalSource, Inc	974
28,111		CharterMac	576
146,985		CIT Group, Inc	6,641
10,193	*	Collegiate Funding Services LLC	151
14,622	*	CompuCredit Corp	650
414,050		Countrywide Financial Corp	13,655
7,803		Delta Financial Corp	57
59,418	e	Doral Financial Corp	777
36,913	*	E-Loan, Inc	155
10,314	*	Encore Capital Group, Inc	184
677,894		Fannie Mae	30,383
7,676		Federal Agricultural Mortgage Corp (Class C)	187
13,887		Financial Federal Corp	553
9,204	*	First Cash Financial Services, Inc	242
17,831	e	First Marblehead Corp	453
483,740		Freddie Mac	27,312
887,476		MBNA Corp	21,867
32,817		MCG Capital Corp	554
40,075	*	Metris Cos, Inc	586
11,907	*	Nelnet, Inc	453
12,077		NGP Capital Resources Co	182
25,500	e*	Ocwen Financial Corp	177
206,320	*	Providian Financial Corp	3,648
294,725		SLM Corp	15,809
2,700		Student Loan Corp	640
2,729	*	United PanAm Financial Corp	68
16,657		Westcorp	981
4,804	*	WFS Financial, Inc	323
12,929	*	World Acceptance Corp	329

		TOTAL NONDEPOSITORY INSTITUTIONS	193,760

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
13,959		AMCOL International Corp	$266
13,996		Compass Minerals International, Inc	322
32,146		Florida Rock Industries, Inc	2,060
70,513		Vulcan Materials Co	5,233

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,881

OIL AND GAS EXTRACTION - 2.86%
163,791		Anadarko Petroleum Corp	15,683
229,598		Apache Corp	17,270
7,990	*	Atlas America, Inc	390
16,894	e*	ATP Oil & Gas Corp	555
10,434	*	Atwood Oceanics, Inc	879
236,635	e	Baker Hughes, Inc	14,122
12,786		Berry Petroleum Co (Class A)	853
9,100	*	Bill Barrett Corp	335
223,764		BJ Services Co	8,053
9,257	*	Bois d'Arc Energy, Inc	159
14,383	*	Brigham Exploration Co	185
268,984		Burlington Resources, Inc	21,874
34,234		Cabot Oil & Gas Corp (Class A)	1,729
27,074	*	Cal Dive International, Inc	1,717
11,727	*	Callon Petroleum Co	245
13,134	*	Carrizo Oil & Gas, Inc	385
36,160	e*	Cheniere Energy, Inc	1,496
237,297	e	Chesapeake Energy Corp	9,077
56,713	*	Cimarex Energy Co	2,571
2,869	*	Clayton Williams Energy, Inc	124
27,966	*	Comstock Resources, Inc	918
25,701	e*	Delta Petroleum Corp	535
40,045	*	Denbury Resources, Inc	2,020
330,456		Devon Energy Corp	22,682
39,019		Diamond Offshore Drilling, Inc	2,390
11,397	*	Edge Petroleum Corp	301
33,810	*	Encore Acquisition Co	1,314
38,976	e*	Endeavour International Corp	195
25,559	*	Energy Partners Ltd	798
102,779		ENSCO International, Inc	4,788
86,292		Equitable Resources, Inc	3,371
36,104	*	Forest Oil Corp	1,881
23,447	e*	FX Energy, Inc	281
61,406	e*	Gasco Energy, Inc	408
62,536	*	Global Industries Ltd	922
7,197	*	Goodrich Petroleum Corp	169
135,981	e*	Grey Wolf, Inc	1,146
310,527		Halliburton Co	21,277
56,212	*	Hanover Compressor Co	779
29,621	e*	Harvest Natural Resources, Inc	318
35,005		Helmerich & Payne, Inc	2,114

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

21,181	*	Houston Exploration Co	$1,424
35,853	*	KCS Energy, Inc	987
80,505		Kerr-McGee Corp	7,818
15,667	e*	McMoRan Exploration Co	305
78,560	*	Meridian Resource Corp	328
86,832	*	Newfield Exploration Co	4,263
64,229	*	Newpark Resources, Inc	541
120,516		Noble Energy, Inc	5,652
278,743		Occidental Petroleum Corp	23,813
19,672	*	Oceaneering International, Inc	1,051
20,938	*	Parallel Petroleum Corp	293
74,549	*	Parker Drilling Co	691
115,732		Patterson-UTI Energy, Inc	4,176
3,037	v*	PetroCorp (Escrow)	-
48,470	*	PetroHawk Energy Corp	698
12,730	*	Petroleum Development Corp	488
28,296	*	Petroquest Energy, Inc	295
19,986	*	Pioneer Drilling Co	390
99,126		Pioneer Natural Resources Co	5,444
54,017	*	Plains Exploration & Production Co	2,313
43,929		Pogo Producing Co	2,589
112,760	*	Pride International, Inc	3,215
38,715	*	Quicksilver Resources, Inc	1,850
57,179		Range Resources Corp	2,208
15,796	*	Remington Oil & Gas Corp	656
75,803		Rowan Cos, Inc	2,690
10,050		RPC, Inc	259
13,271	*	SEACOR Holdings, Inc	963
58,427	*	Southwestern Energy Co	4,289
17,992	*	Spinnaker Exploration Co	1,164
39,351		St. Mary Land & Exploration Co	1,440
18,090	*	Stone Energy Corp	1,104
53,385	*	Superior Energy Services	1,233
20,350	*	Swift Energy Co	931
29,896	e*	Syntroleum Corp	435
26,796	*	Tetra Technologies, Inc	837
43,094		Tidewater, Inc	2,097
12,022	*	Tipperary Corp	89
36,087		Todco	1,505
13,427	e*	Toreador Resources Corp	475
24,869	*	Transmontaigne, Inc	199
15,601	e*	Tri-Valley Corp	155
31,216	*	Unit Corp	1,726
25,348	*	Veritas DGC, Inc	928
36,700		Vintage Petroleum, Inc	1,676
8,839		W&T Offshore, Inc	287
13,251	*	Warren Resources, Inc	222
20,558	*	W-H Energy Services, Inc	666
21,020	*	Whiting Petroleum Corp	922
251,647		XTO Energy, Inc	11,405

		TOTAL OIL AND GAS EXTRACTION	275,494

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

PAPER AND ALLIED PRODUCTS - 0.60%
76,541		Bemis Co	$1,891
38,486		Bowater, Inc	1,088
19,035	*	Buckeye Technologies, Inc	155
18,440	*	Caraustar Industries, Inc	202
12,643		Chesapeake Corp	233
181,269		Georgia-Pacific Corp	6,174
30,362		Glatfelter	428
43,223	*	Graphic Packaging Corp	121
10,559		Greif, Inc (Class A)	635
343,580		International Paper Co	10,239
337,106		Kimberly-Clark Corp	20,068
34,200		Longview Fibre Co	667
129,492		MeadWestvaco Corp	3,577
20,151	e*	Mercer International, Inc	167
10,278		Neenah Paper, Inc	301
48,639		OfficeMax, Inc	1,540
43,057		Packaging Corp of America	836
1		Packaging Dynamics Corp	-
27,555	*	Playtex Products, Inc	303
19,949		Potlatch Corp	1,040
19,151		Rock-Tenn Co (Class A)	289
9,960		Schweitzer-Mauduit International, Inc	222
174,975	*	Smurfit-Stone Container Corp	1,813
71,238		Sonoco Products Co	1,946
78,891	e	Temple-Inland, Inc	3,223
29,954		Wausau Paper Corp	375
9,249		Xerium Technologies, Inc	106

		TOTAL PAPER AND ALLIED PRODUCTS	57,639

PERSONAL SERVICES - 0.16%
5,708		Angelica Corp	102
98,577		Cintas Corp	4,047
20,600	*	Coinstar, Inc	381
13,231		G & K Services, Inc (Class A)	521
230,960		H&R Block, Inc	5,538
25,900		Jackson Hewitt Tax Service, Inc	619
31,111		Regis Corp	1,177
212,955		Service Corp International	1,765
6,886		Unifirst Corp	241
26,530	*	Weight Watchers International, Inc	1,368

		TOTAL PERSONAL SERVICES	15,759

PETROLEUM AND COAL PRODUCTS - 5.61%
7,500	*	Alon USA Energy, Inc	181
53,833	e	Amerada Hess Corp	7,402
44,740		Ashland, Inc	2,471
1,590,014		Chevron Corp	102,922

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

977,536		ConocoPhillips	$68,340
13,996		ElkCorp	501
166,135		EOG Resources, Inc	12,444
4,464,389		Exxon Mobil Corp	283,667
37,611		Frontier Oil Corp	1,668
9,187	*	Giant Industries, Inc	538
29,562	*	Headwaters, Inc	1,106
15,005		Holly Corp	960
253,388		Marathon Oil Corp	17,466
115,472		Murphy Oil Corp	5,759
98,720		Sunoco, Inc	7,720
46,742		Tesoro Corp	3,143
207,261		Valero Energy Corp	23,433
11,064		WD-40 Co	293

		TOTAL PETROLEUM AND COAL PRODUCTS	540,014

PRIMARY METAL INDUSTRIES - 0.73%
77,030	e*	AK Steel Holding Corp	660
612,806		Alcoa, Inc	14,965
21,938	*	Aleris International, Inc	602
66,893		Allegheny Technologies, Inc	2,072
32,575		Belden CDT, Inc	633
12,468	*	Brush Engineered Materials, Inc	198
17,447		Carpenter Technology Corp	1,023
16,537	*	Century Aluminum Co	372
15,641	*	Chaparral Steel Co	394
37,612	*	CommScope, Inc	652
996,493	*	Corning, Inc	19,262
12,102	*	Encore Wire Corp	197
29,558	*	General Cable Corp	497
15,238		Gibraltar Industries, Inc	348
44,303		Hubbell, Inc (Class B)	2,079
22,446	*	Lone Star Technologies, Inc	1,248
21,924		Matthews International Corp (Class A)	829
29,622	*	Maverick Tube Corp	889
25,216		Mueller Industries, Inc	700
16,177	*	NS Group, Inc	635
112,076		Nucor Corp	6,611
25,709	*	Oregon Steel Mills, Inc	717
92,204		Precision Castparts Corp	4,896
17,026		Quanex Corp	1,127
7,497		Roanoke Electric Steel Corp	150
17,522	*	RTI International Metals, Inc	689
16,399		Schnitzer Steel Industries, Inc (Class A)	534
28,237	e	Steel Dynamics, Inc	959
10,403		Steel Technologies, Inc	270
11,670	*	Superior Essex, Inc	210
15,641		Texas Industries, Inc	851
8,864	*	Titanium Metals Corp	351
19,782		Tredegar Corp	257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

80,814	e	United States Steel Corp	$3,422
6,089	e*	Wheeling-Pittsburgh Corp	102
47,825		Worthington Industries, Inc	1,006

		TOTAL PRIMARY METAL INDUSTRIES	70,407

PRINTING AND PUBLISHING - 0.80%
27,779	*	ACCO Brands Corp	784
44,211		American Greetings Corp (Class A)	1,211
17,090		Banta Corp	870
65,821		Belo (A.H.) Corp Series A	1,505
22,675		Bowne & Co, Inc	324
34,203	*	Cenveo, Inc	355
8,210	*	Consolidated Graphics, Inc	353
6,267		Courier Corp	234
3,924		CSS Industries, Inc	128
103,300		Dex Media, Inc	2,871
36,696		Dow Jones & Co, Inc	1,401
48,868	*	Dun & Bradstreet Corp	3,219
17,307		Ennis, Inc	291
57,593		EW Scripps Co	2,878
173,664	e	Gannett Co, Inc	11,953
38,844		Harte-Hanks, Inc	1,027
40,689		Hollinger International, Inc	399
19,320		John H Harland Co	858
31,809		John Wiley & Sons, Inc (Class A)	1,328
19,040		Journal Communications, Inc	284
32,392		Journal Register Co	524
52,489		Knight Ridder, Inc	3,080
33,495		Lee Enterprises, Inc	1,423
15,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	389
14,830		McClatchy Co (Class A)	967
262,276		McGraw-Hill Cos, Inc	12,600
16,215		Media General, Inc (Class A)	941
31,047		Meredith Corp	1,549
102,658	e	New York Times Co (Class A)	3,054
12,663	*	Playboy Enterprises, Inc (Class B)	179
19,405	e*	Presstek, Inc	252
99,645	*	Primedia, Inc	408
18,955	*	R.H. Donnelley Corp	1,199
149,442		R.R. Donnelley & Sons Co	5,540
68,509		Reader's Digest Association, Inc (Class A)	1,094
8,465		Schawk, Inc	169
22,666	*	Scholastic Corp	838
10,680		Standard Register Co	160
6,503		Thomas Nelson, Inc	122
166,613	e	Tribune Co	5,647
35,061	*	Valassis Communications, Inc	1,367
4,007		Washington Post Co (Class B)	3,216

		TOTAL PRINTING AND PUBLISHING	76,991

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

RAILROAD TRANSPORTATION - 0.52%
262,669		Burlington Northern Santa Fe Corp	$15,708
151,138		CSX Corp	7,025
22,211		Florida East Coast Industries	1,006
16,025	*	Genesee & Wyoming, Inc (Class A)	508
58,902	*	Kansas City Southern Industries, Inc	1,373
281,855		Norfolk Southern Corp	11,432
185,110		Union Pacific Corp	13,272

		TOTAL RAILROAD TRANSPORTATION	50,324

REAL ESTATE - 0.11%
27,927	*	Alderwoods Group, Inc	457
5,314	*	California Coastal Communities, Inc	187
34,433	*	CB Richard Ellis Group, Inc	1,694
4,977		Consolidated-Tomoka Land Co	338
47,042		Forest City Enterprises, Inc (Class A)	1,792
4,596	e*	Housevalues, Inc	66
23,573		Jones Lang LaSalle, Inc	1,086
5,276		Orleans Homebuilders, Inc	130
53,649		St. Joe Co	3,350
82,710		Stewart Enterprises, Inc (Class A)	548
25,105	*	Trammell Crow Co	620
1,916	*	United Capital Corp	45
5,023	*	ZipRealty, Inc	64

		TOTAL REAL ESTATE	10,377

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
12,459	*	Applied Films Corp	262
48,400		Cooper Tire & Rubber Co	739
8,856	e*	Deckers Outdoor Corp	213
111,661	e*	Goodyear Tire & Rubber Co	1,741
35,499	e*	Jarden Corp	1,458
21,213		Schulman (A.), Inc	381
59,534	*	Sealed Air Corp	2,825
19,301	*	Skechers U.S.A., Inc (Class A)	316
25,932		Spartech Corp	507
8,798	e	Titan International, Inc	121
7,903	e*	Trex Co, Inc	190
36,123		Tupperware Corp	823
21,720		West Pharmaceutical Services, Inc	644

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	10,220

SECURITY AND COMMODITY BROKERS - 2.33%
53,021		A.G. Edwards. Inc	2,323
169,978	e*	Ameritrade Holding Corp	3,651
20,183	e*	Archipelago Holdings, Inc	804

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

80,769		Bear Stearns Cos, Inc	$8,864
3,966		BKF Capital Group, Inc	123
13,604		BlackRock, Inc	1,206
16,951		Calamos Asset Management, Inc (Class A)	418
738,534		Charles Schwab Corp	10,657
23,908		Chicago Mercantile Exchange Holdings, Inc	8,064
5,993		Cohen & Steers, Inc	120
254,310	*	E*Trade Financial Corp	4,476
92,455		Eaton Vance Corp	2,295
58,727		Federated Investors, Inc (Class B)	1,951
113,304		Franklin Resources, Inc	9,513
6,584		GAMCO Investors, Inc	302
4,027	*	GFI Group, Inc	166
288,838		Goldman Sachs Group, Inc	35,117
8,211		Greenhill & Co, Inc	342
83,293		Instinet Group, Inc	414
7,776	e*	International Securities Exchange, Inc	182
29,004	*	Investment Technology Group, Inc	859
156,131		Janus Capital Group, Inc	2,256
35,617		Jefferies Group, Inc	1,551
75,614	e*	Knight Capital Group, Inc	628
48,304	e*	LaBranche & Co, Inc	420
74,604		Legg Mason, Inc	8,183
193,634		Lehman Brothers Holdings, Inc	22,554
15,523	e*	MarketAxess Holdings, Inc	211
664,159		Merrill Lynch & Co, Inc	40,746
767,204		Morgan Stanley	41,383
5,949	*	Morningstar, Inc	190
30,463	*	Nasdaq Stock Market, Inc	772
35,515		Nuveen Investments, Inc	1,399
14,505		optionsXpress Holdings, Inc	276
14,076	*	Piper Jaffray Cos	420
45,743		Raymond James Financial, Inc	1,469
10,600	*	Refco, Inc	300
7,737		Sanders Morris Harris Group, Inc	126
44,676		SEI Investments Co	1,679
4,676	*	Stifel Financial Corp	168
9,972		SWS Group, Inc	164
91,362		T Rowe Price Group, Inc	5,966
800		Value Line, Inc	31
53,316		Waddell & Reed Financial, Inc (Class A)	1,032

		TOTAL SECURITY AND COMMODITY BROKERS	223,771

SOCIAL SERVICES - 0.01%
20,451	*	Bright Horizons Family Solutions, Inc	785
6,310	*	Providence Service Corp	193
13,704	*	Res-Care, Inc	211

		TOTAL SOCIAL SERVICES	1,189

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

SPECIAL TRADE CONTRACTORS - 0.04%
22,878	*	AsiaInfo Holdings, Inc	$111
17,320		Chemed Corp	751
25,526	*	Comfort Systems USA, Inc	225
33,357	*	Dycom Industries, Inc	674
12,311	*	EMCOR Group, Inc	730
16,849	*	Insituform Technologies, Inc (Class A)	291
6,386	*	Layne Christensen Co	150
88,378	e*	Quanta Services, Inc	1,128

		TOTAL SPECIAL TRADE CONTRACTORS	4,060

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
18,958		Apogee Enterprises, Inc	324
16,090	*	Cabot Microelectronics Corp	473
13,327		CARBO Ceramics, Inc	879
12,644	e	Eagle Materials, Inc	1,535
107,472		Gentex Corp	1,870
22,673		Lafarge North America, Inc	1,533
8,851		Libbey, Inc	135
108,535	*	Owens-Illinois, Inc	2,238
27,614	b,e*	USG Corp	1,898

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	10,885

TEXTILE MILL PRODUCTS - 0.01%
7,482	*	Dixie Group, Inc	119
9,513		Oxford Industries, Inc	429

		TOTAL TEXTILE MILL PRODUCTS	548

TOBACCO PRODUCTS - 1.25%
1,451,671		Altria Group, Inc	107,003
48,767		Loews Corp (Carolina Group)	1,933
61,062	e	Reynolds American, Inc	5,069
18,667		Universal Corp (Virginia)	725
116,337		UST, Inc	4,870
19,918	e	Vector Group Ltd	399

		TOTAL TOBACCO PRODUCTS	119,999

TRANSPORTATION BY AIR - 0.36%
39,511	*	ABX Air, Inc	324
66,597	*	Airtran Holdings, Inc	843
19,378	*	Alaska Air Group, Inc	563
113,243	e*	AMR Corp	1,266
51,264	e*	Continental Airlines, Inc (Class B)	495
110,364	b,e*	Delta Air Lines, Inc	83

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

31,473	e*	EGL, Inc	$854
30,417	*	ExpressJet Holdings, Inc	273
211,433		FedEx Corp	18,422
29,374	*	Frontier Airlines, Inc	287
63,925	e*	JetBlue Airways Corp	1,125
7,997	*	MAIR Holdings, Inc	47
20,555	e*	Mesa Air Group, Inc	170
18,390	*	Offshore Logistics, Inc	680
12,573	e*	Pinnacle Airlines Corp	82
8,120	*	Republic Airways Holdings, Inc	116
39,432		Skywest, Inc	1,058
543,386		Southwest Airlines Co	8,069
23,563	*	World Air Holdings, Inc	250

		TOTAL TRANSPORTATION BY AIR	35,007

TRANSPORTATION EQUIPMENT - 2.27%
11,927		A.O. Smith Corp	340
24,652	*	AAR Corp	424
7,897	*	Accuride Corp	109
14,702	*	Aftermarket Technology Corp	270
30,109		American Axle & Manufacturing Holdings, Inc	695
9,760		Arctic Cat, Inc	200
24,490	*	Armor Holdings, Inc	1,053
53,089		ArvinMeritor, Inc	888
62,838		Autoliv, Inc	2,733
577,515		Boeing Co	39,242
67,593		Brunswick Corp	2,550
34,974		Clarcor, Inc	1,004
9,152		Coachmen Industries, Inc	105
103,465		Dana Corp	974
329,170		Delphi Corp	909
31,335		Federal Signal Corp	536
41,202	e*	Fleetwood Enterprises, Inc	507
1,236,461		Ford Motor Co	12,192
5,554		Freightcar America, Inc	226
42,477	*	GenCorp, Inc	792
139,123		General Dynamics Corp	16,632
320,400	e	General Motors Corp	9,807
121,771		Genuine Parts Co	5,224
83,578	e	Goodrich Corp	3,706
3,737		Greenbrier Cos, Inc	124
16,220	*	Group 1 Automotive, Inc	448
199,695	e	Harley-Davidson, Inc	9,673
28,165		Harsco Corp	1,847
24,452	*	Hayes Lemmerz International, Inc	110
14,627	e	Heico Corp	339
64,622		ITT Industries, Inc	7,341
37,975		JLG Industries, Inc	1,390
6,200	*	K&F Industries Holdings, Inc	104
14,000		Kaman Corp (Class A)	286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

259,082		Lockheed Martin Corp	$15,814
14,500	v*	Mascotech (Escrow)	-
21,622		Monaco Coach Corp	319
45,740	*	Navistar International Corp	1,483
4,114		Noble International Ltd	99
250,480		Northrop Grumman Corp	13,614
40,694	e*	Orbital Sciences Corp	509
52,050		Oshkosh Truck Corp	2,246
120,804		Paccar, Inc	8,201
107,399	*	Pactiv Corp	1,882
28,868		Polaris Industries, Inc	1,430
6,542	*	R&B, Inc	67
4,041	*	Sequa Corp (Class A)	238
7,858		Standard Motor Products, Inc	64
17,715	e	Superior Industries International, Inc	381
32,438	*	Tenneco Automotive, Inc	568
82,726		Textron, Inc	5,933
23,700		Thor Industries, Inc	806
30,718	e	Trinity Industries, Inc	1,244
12,081	*	Triumph Group, Inc	449
29,638	*	TRW Automotive Holdings Corp	870
716,035		United Technologies Corp	37,119
22,100		Wabash National Corp	435
32,022		Westinghouse Air Brake Technologies Corp	874
22,926		Winnebago Industries, Inc	664

		TOTAL TRANSPORTATION EQUIPMENT	218,089

TRANSPORTATION SERVICES - 0.16%
10,372		Ambassadors Group, Inc	231
59,525		C.H. Robinson Worldwide, Inc	3,817
8,003	*	Dynamex, Inc	125
132,281	*	Expedia, Inc	2,620
75,181		Expeditors International Washington, Inc	4,269
31,095		GATX Corp	1,230
13,350	*	HUB Group, Inc	490
25,488		Pacer International, Inc	672
15,823	*	Pegasus Solutions, Inc	142
24,568	*	RailAmerica, Inc	292
91,432		Sabre Holdings Corp	1,854
100	e*	US Airways Group, Inc	2

		TOTAL TRANSPORTATION SERVICES	15,744

TRUCKING AND WAREHOUSING - 0.43%
17,410		Arkansas Best Corp	607
37,550		CNF, Inc	1,971
5,739	*	Covenant Transport, Inc (Class A)	69
22,119		Forward Air Corp	815
10,314	*	Frozen Food Express Industries	108

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

35,092		Heartland Express, Inc	$714
80,821		J.B. Hunt Transport Services, Inc	1,536
41,640		Landstar System, Inc	1,667
5,926	*	Marten Transport Ltd	150
12,985	*	Old Dominion Freight Line	435
4,234	*	P.A.M. Transportation Services, Inc	68
9,635	*	SCS Transportation, Inc	151
19,862	*	SIRVA, Inc	148
29,891	*	Swift Transportation Co, Inc	529
6,846	*	U.S. Xpress Enterprises, Inc (Class A)	80
433,019		United Parcel Service, Inc (Class B)	29,935
3,884	*	Universal Truckload Services, Inc	72
3,486	*	USA Truck, Inc	88
35,401		Werner Enterprises, Inc	612
40,766	*	Yellow Roadway Corp	1,689

		TOTAL TRUCKING AND WAREHOUSING	41,444

WATER TRANSPORTATION - 0.05%
30,756		Alexander & Baldwin, Inc	1,637
11,794	*	Gulfmark Offshore, Inc	381
9,942	*	Hornbeck Offshore Services, Inc	364
16,554	*	Kirby Corp	818
5,963		Maritrans, Inc	191
24,498	*	Odyssey Marine Exploration, Inc	90
22,062		Overseas Shipholding Group, Inc	1,287

		TOTAL WATER TRANSPORTATION	4,768

WHOLESALE TRADE-DURABLE GOODS - 0.48%
4,709	*	1-800 Contacts, Inc	88
61,384		Adesa, Inc	1,357
23,674		Agilysys, Inc	399
20,596		Applied Industrial Technologies, Inc	739
82,479	*	Arrow Electronics, Inc	2,587
23,135	*	Aviall, Inc	782
100,293	*	Avnet, Inc	2,452
11,989		Barnes Group, Inc	430
11,271	*	Beacon Roofing Supply, Inc	368
7,060		BlueLinx Holdings, Inc	95
39,742		BorgWarner, Inc	2,244
10,932		Building Material Holding Corp	1,019
7,176	*	Castle (A.M.) & Co	126
78,271	*	Cytyc Corp	2,102
13,898	*	Digi International, Inc	149
9,862	*	Drew Industries, Inc	255
24,302	*	Genesis Microchip, Inc	533
45,500		Hughes Supply, Inc	1,483
9,335	*	Huttig Building Products, Inc	84
82,188		IKON Office Solutions, Inc	820

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

10,795	*	Imagistics International, Inc	$452
88,576	*	Ingram Micro, Inc (Class A)	1,642
34,716	*	Insight Enterprises, Inc	646
8,643	*	Interline Brands, Inc	182
9,849	*	Keystone Automotive Industries, Inc	284
25,083	e	Knight Transportation, Inc	611
3,000	e	Lawson Products, Inc	110
12,255	*	LKQ Corp	370
32,342		Martin Marietta Materials, Inc	2,538
12,114	e*	Merge Technologies, Inc	207
20,159	e*	Navarre Corp	117
74,415		Omnicare, Inc	4,184
28,836		Owens & Minor, Inc	846
95,852	*	Patterson Cos, Inc	3,837
37,424		PEP Boys-Manny Moe & Jack	518
44,376	*	PSS World Medical, Inc	592
19,387		Reliance Steel & Aluminum Co	1,026
19,445	e	Ryerson Tull, Inc	414
36,075		SCP Pool Corp	1,260
2,112	*	Strattec Security Corp	110
113,168	*	Sycamore Networks, Inc	427
15,484	*	TBC Corp	534
40,746	*	Tech Data Corp	1,496
808	*	Timco Aviation Services, Inc Wts 02/27/07	-
26,379	*	Tyler Technologies, Inc	218
90,176	*	Visteon Corp	882
54,621		W.W. Grainger, Inc	3,437
22,138	*	WESCO International, Inc	750
8,587	e*	West Marine, Inc	127

		TOTAL WHOLESALE TRADE-DURABLE GOODS	45,929

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
44,938		Airgas, Inc	1,332
23,336	e*	Allscripts Healthcare Solutions, Inc	421
72,831		AmerisourceBergen Corp	5,630
25,671	*	BioScrip, Inc	167
38,596		Brown-Forman Corp (Class B)	2,298
299,792		Cardinal Health, Inc	19,019
9,298	e*	Central European Distribution Corp	396
106,460	*	Dean Foods Co	4,137
35,024	*	Endo Pharmaceuticals Holdings, Inc	934
2,908	*	Green Mountain Coffee Roasters, Inc	101
20,113	*	Hain Celestial Group, Inc	390
15,400		Handleman Co	195
61,629	*	Henry Schein, Inc	2,627
6,203		Kenneth Cole Productions, Inc (Class A)	169
19,366		K-Swiss, Inc (Class A)	573
2,095	*	Maui Land & Pineapple Co, Inc	63
210,248		McKesson Corp	9,976
35,930	*	Men's Wearhouse, Inc	959

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

15,219	*	Metals USA, Inc			$311
18,114		Myers Industries, Inc			211
8,977		Nash Finch Co			379
130,887		Nike, Inc (Class B)			10,691
38,826		Nu Skin Enterprises, Inc (Class A)			740
7,344	*	Nuco2, Inc			189
33,123	e*	Performance Food Group Co			1,045
6,666	*	Perry Ellis International, Inc			145
24,203	*	Priority Healthcare Corp (Class B)			674
5,629	*	Provide Commerce, Inc			137
33,227		Reebok International, Ltd			1,880
312,597		Safeway, Inc			8,002
17,687	e*	School Specialty, Inc			863
8,100	*	Smart & Final, Inc			105
22,616	*	Source Interlink Cos, Inc			250
14,127	*	Spartan Stores, Inc			146
25,507		Stride Rite Corp			327
95,937		Supervalu, Inc			2,986
443,631		Sysco Corp			13,917
4,522		The Andersons, Inc			132
22,463	*	Tractor Supply Co			1,025
28,143	*	United Natural Foods, Inc			995
24,630	*	United Stationers, Inc			1,179
6,399		Valhi, Inc			115

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			95,831

		TOTAL COMMON STOCKS			9,593,145
		(Cost $7,790,238)

PRINCIPAL

SHORT TERM INVESTMENTS - 3.71%

CERTIFICATES OF DEPOSIT - 0.39%
$ 5,000,000		Deutsche Bank	4.160	08/07/06	4,991
5,000,000		Deutsche Bank	4.105	08/25/06	4,989
10,000,000		First Tennessee Bank	3.570	10/03/05	10,000
7,500,000		PNC Bank, NA	3.620	12/30/05	7,494
10,000,000		Toronto Dominion Bank	3.853	07/05/06	9,962

		TOTAL CERTIFICATES OF DEPOSIT			37,436

COMMERCIAL PAPER - 2.71%
5,600,000	c,d	Beta Finance, Inc	3.510	10/14/05	5,593
13,000,000	c	Beta Finance, Inc	3.970	03/23/06	12,746
7,000,000	c	Cargill Global Funding, plc	3.850	10/03/05	6,998
11,000,000	c	Dorada Finance, Inc	3.775	10/25/05	10,974
19,000,000		Govco, Inc	3.700	11/14/05	18,915
11,000,000	c	Greyhawk Funding LLC	3.800	11/02/05	10,962
19,000,000	c	Honeywell International, Inc	3.800	10/03/05	18,994
7,557,000	c	Kitty Hawk Funding Corp	3.780	10/17/05	7,546

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

		MATURITY	VALUE
PRINCIPAL	RATE	DATE	(000)

$ 19,000,000	c	Links Finance LLC	3.870	10/03/05	$18,994
17,400,000	d	Paccar Financial Corp	3.730	10/14/05	17,375
8,973,000	c	Park Avenue Receivables Corp	3.780	10/24/05	8,953
10,000,000	c	Park Avenue Receivables Corp	3.790	11/02/05	9,968
10,000,000	c	Preferred Receivables Funding	3.690	10/06/05	9,997
18,350,000	c	Procter & Gamble Co	3.590	10/03/05	18,350
19,000,000		Rabobank USA Finance Corp	3.870	10/03/05	18,994
8,574,000	c	Ranger Funding Co LLC	3.640	10/12/05	8,566
19,000,000	c,d	Scaldis Capital LLC	4.040	03/20/06	18,668
19,000,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	19,000
19,000,000	c	Variable Funding Capital Corp	3.780	10/27/05	18,946

		TOTAL COMMERCIAL PAPER			260,539

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.47%
5,000,000	d	Federal Home Loan Bank (FHLB)	3.465	10/21/05	4,991
5,000,000		Federal Home Loan Bank (FHLB)	2.500	02/13/06	4,974
30,510,000		Federal Home Loan Mortgage Corp (FHLMC)	3.180	10/03/05	30,502
5,000,000		Federal National Mortgage Association (FNMA)	3.650	11/09/05	4,981

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			45,448

VARIABLE NOTES - 0.14%
13,000,000		Harrier Finance Funding LLC	3.748	12/15/05	13,000

		TOTAL VARIABLE NOTES			13,000

		TOTAL SHORT-TERM INVESTMENTS			356,423
		(Cost $356,459)

		TOTAL PORTFOLIO - 103.43%			9,949,568
		(Cost $8,146,697)

		OTHER ASSETS & LIABILITIES, NET - (3.43%)			(329,640)

		NET ASSETS - 100.00%			$9,619,928

	*	Non-income producing
	b	In bankruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2)
		of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the Custodian to cover
		margin or other requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	GAIN

E-mini S&P 500 Index	295	$18,205,925	December 2005	$188,704
E-mini Russell 2000 Index	47	3,158,870	December 2005	50,364

		$21,364,795		$239,068

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 96.64%

CORPORATE BONDS - 29.17%

AGRICULTURAL SERVICES - 0.09%
$ 5,500,000	g	Yara International ASA	5.250	12/15/14	Baa2	$5,429

		TOTAL AGRICULTURAL SERVICES				5,429

AMUSEMENT AND RECREATION SERVICES - 0.07%
2,000,000		Caesars Entertainment, Inc (Sr Note)	7.000	04/15/13	Baa3	2,164
2,000,000	e	Caesars Entertainment, Inc (Sr Sub Note)	7.875	03/15/10	Ba1	2,175

		TOTAL AMUSEMENT AND RECREATION SERVICES				4,339

AUTO REPAIR, SERVICES AND PARKING - 0.11%
3,000,000		PHH Corp (Sr Unsecured Note)	7.125	03/01/13	Baa3	3,222
3,000,000		Ryder System, Inc	5.000	06/15/12	Baa1	2,928

		TOTAL AUTO REPAIR, SERVICES AND PARKING				6,150

ASSET BACKED - 2.47%
1,127,659	v	AQ Finance NIM Trust Series 2004-RN2	4.030	04/25/09	Aaa	1,128
1,258,196	v	AQ Finance NIM Trust Series 2004-RN3	4.010	05/25/09	Aaa	1,259
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,074
1,100,000		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,091
7,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	7,547
1,375,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	1,343
3,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	3,530
1,750,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	1,741
10,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	9,942
6,000,000		CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)	6.200	02/25/30	Aaa	6,140
2,640,191		Countrywide Asset-Backed Certificates Series 2004-3N	4.030	05/25/09	Aaa	2,640
4,300,687		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	3.988	02/15/29	Aaa	4,306
8,557,907		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	8,711
10,000,000		Golden Securities Corp Series 2003-A (Class A1)	3.993	12/02/13	Aaa	10,035
5,000,000		GSAMP Trust Series 2004-WF (Class M1)	4.410	10/25/34	Aa2	5,023
6,386,782		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	6,479
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,336
8,027,022		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	8,139
12,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	4.450	11/25/34	Aa1	12,019
1,401,360		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	1,397
7,143,861		Residential Asset Securities Corp Series 2000-KS4 (Class AI6)	7.435	09/25/31	Aaa	7,189

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 1,599,148		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	$1,629
5,437,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	5,356
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.296	07/15/42	Aaa	4,026
11,314,673		Wachovia Loan Trust Series 2005-SD1 (Class A)	4.190	05/25/35	N/R	11,311

		TOTAL ASSET BACKED				142,391

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.06%
3,500,000	e	Home Depot, Inc	4.625	08/15/10	Aa3	3,488

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				3,488

BUSINESS SERVICES - 0.11%
2,000,000		Advanstar Communications, Inc (Secured Note)	10.750	08/15/10	B3	2,235
4,000,000	e	Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	4,338

		TOTAL BUSINESS SERVICES				6,573

CHEMICALS AND ALLIED PRODUCTS - 0.71%
10,000,000	e	Abbott Laboratories	5.625	07/01/06	A1	10,095
2,000,000		Equistar Chemicals Lp/Equistar Funding Corp (Sr Note)	10.625	05/01/11	B2	2,180
3,250,000	e	Genentech, Inc	4.750	07/15/15	A1	3,186
2,750,000	e	Genentech, Inc	5.250	07/15/35	A1	2,644
1,500,000	e	Gillette Co (Sr Note)	4.125	08/30/07	Aa3	1,489
2,000,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	2,157
2,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	2,463
5,000,000	e	Merck & Co, Inc	4.750	03/01/15	Aa3	4,809
2,000,000	e	Merck & Co, Inc (Deb)	5.950	12/01/28	Aa3	2,047
5,000,000		Pharmacia Corp	5.750	12/01/05	Aaa	5,014
2,000,000	e	Procter & Gamble Co	5.800	08/15/34	Aa3	2,127
3,000,000	e	Procter & Gamble Co (Sr Note)	4.950	08/15/14	Aa3	3,030

		TOTAL CHEMICALS AND ALLIED PRODUCTS				41,241

COMMUNICATIONS - 2.36%
3,750,000		America Movil SA de CV (Unsecured Note)	6.375	03/01/35	A3	3,639
7,500,000		British Telecommunications plc	8.875	12/15/30	Baa1	10,191
11,521,001		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa2	13,626
6,000,000	e	Comcast Corp	5.650	06/15/35	Baa2	5,596
2,750,000	e	Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	3,066
2,000,000	g	COX Communications, Inc	4.625	01/15/10	Baa3	1,957
4,250,000		COX Communications, Inc	4.625	06/01/13	Baa3	4,025
8,000,000	e,g	COX Communications, Inc	5.450	12/15/14	Baa3	7,949
2,500,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa3	2,456
4,000,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	A3	5,171
4,250,000		France Telecom SA	7.750	03/01/11	A3	4,822
1,750,000	e	Gray Television, Inc (Guarantee Note)	9.250	12/15/11	Ba3	1,894
1,150,000		GTE Corp (Deb)	6.840	04/15/18	A3	1,263

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 2,000,000		GTE North, Inc (Deb)	5.650	11/15/08	A1	$2,021
4,000,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	4,535
4,750,000	e	New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	6,392
500,000	e,g	Rogers Cable, Inc (Secured Note)	6.750	03/15/15	Ba3	501
2,500,000	e	Rogers Wireless, Inc (Secured Note)	7.500	03/15/15	Ba3	2,694
2,000,000		SBC Communications, Inc	4.125	09/15/09	A2	1,948
9,500,000		SBC Communications, Inc	5.100	09/15/14	A2	9,414
1,900,000	e	SBC Communications, Inc	6.450	06/15/34	A2	2,009
10,000,000	e	Sprint Capital Corp	8.375	03/15/12	Baa2	11,765
2,750,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa2	3,085
4,000,000	e	Telecom Italia Capital SA	4.875	10/01/10	Baa2	3,974
13,500,000		Verizon Virginia, Inc (Deb)	4.625	03/15/13	A1	12,922
5,000,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	5,040
2,000,000		Vodafone Group plc (Unsecured Note)	3.950	01/30/08	A2	1,970
2,000,000		Vodafone Group plc (Unsecured Note)	5.000	12/16/13	A2	2,003

		TOTAL COMMUNICATIONS				135,928

DEPOSITORY INSTITUTIONS - 3.09%
3,000,000		Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	2,885
8,750,000	e	Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	8,737
4,000,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	4,466
6,500,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	6,421
7,000,000		Bank One Corp (Sub Note)	5.900	11/15/11	A1	7,325
2,750,000		Bank One Corp (Sub Note)	5.250	01/30/13	A1	2,778
7,000,000		Bank One NA/Chicago IL	5.500	03/26/07	Aa2	7,096
5,000,000	e	Bank One NA/Chicago IL	3.700	01/15/08	Aa2	4,906
4,000,000		BB&T Corp (Sub Note)	6.500	08/01/11	A1	4,324
4,500,000	e	Citigroup, Inc	4.625	08/03/10	Aa1	4,475
15,000,000		Citigroup, Inc	5.125	05/05/14	Aa1	15,183
10,165,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	10,116
3,000,000		Citigroup, Inc (Sub Note)	5.875	02/22/33	Aa2	3,087
3,000,000		Golden West Financial Corp (Sr Note)	4.125	08/15/07	A1	2,974
3,500,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	3,470
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	1,918
4,000,000	e	HSBC Bank USA NA/New York NY (Sub Note)	5.625	08/15/35	Aa3	3,932
1,000,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	1,122
4,500,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	4,486
4,500,000		JPMorgan Chase & Co (Unsecured Note)	4.500	01/15/12	Aa3	4,380
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,622
2,000,000		M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	1,984
4,000,000	h	MBNA America Bank NA	4.625	08/03/09	Baa1	3,984
5,000,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	5,025
5,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	5,049
2,500,000		Regions Financial Corp/Old (Sub Note)	6.375	05/15/12	A2	2,699
4,500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	4,617
2,500,000		US Bancorp (Sr Note)	4.500	07/29/10	Aa2	2,475
5,000,000		US Bank NA (Sub Note)	6.300	02/04/14	Aa2	5,464
4,500,000	e	Wachovia Bank NA/Old (Sub Note)	4.800	11/01/14	Aa3	4,416
8,250,000	e	Wachovia Bank NA/Old (Sub Note)	4.875	02/01/15	Aa3	8,132

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 4,500,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	$4,551
7,000,000	e	Washington Mutual Bank	4.500	08/25/08	A2	6,963
8,000,000	e	Wells Fargo & Co (Sr Unsecured Note)	4.625	08/09/10	Aa1	7,959
5,000,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	5,014

		TOTAL DEPOSITORY INSTITUTIONS				178,035

EATING AND DRINKING PLACES - 0.03%
2,000,000		Aramark Services, Inc	5.000	06/01/12	Baa3	1,954

		TOTAL EATING AND DRINKING PLACES				1,954

ELECTRIC, GAS, AND SANITARY SERVICES - 2.00%
3,500,000		Carolina Power & Light Co (First Mortgage Bond)	5.125	09/15/13	A3	3,533
2,750,000		Carolina Power & Light Co (First Mortgage Bond)	5.700	04/01/35	A3	2,782
4,250,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Baa3	4,898
4,000,000		Consolidated Edison Co of New York (Deb)	4.875	02/01/13	A1	4,011
3,500,000	e	Consolidated Edison Co of New York (Sr Note)	4.700	06/15/09	A1	3,507
3,500,000		Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	3,720
4,250,000		Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	4,180
2,000,000		Duke Energy Corp (First Mortgage Bond)	4.500	04/01/10	A3	1,980
5,750,000	e	FirstEnergy Corp	6.450	11/15/11	Baa3	6,123
5,000,000		Florida Power & Light Co (First Mortgage Bond)	6.875	12/01/05	Aa3	5,023
3,400,000	e	Florida Power & Light Co (First Mortgage Bond)	4.850	02/01/13	Aa3	3,404
3,500,000	e	Florida Power Corp (First Mortgage Bond)	4.500	06/01/10	A2	3,457
5,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	5,012
4,000,000		KeySpan Corp	4.900	05/16/08	A3	4,017
7,500,000		Kinder Morgan Energy Partners Lp	5.125	11/15/14	Baa1	7,407
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,030
1,250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	1,405
4,500,000		Northern Border Pipeline Co	6.250	05/01/07	A3	4,598
2,500,000		Northern States Power-Minnesota (First Mortgage Bond)	5.250	07/15/35	A2	2,421
2,500,000	g	Ohio Edison Co (Sr Note)	4.000	05/01/08	Baa2	2,450
5,000,000	h	Pacific Gas & Electric Co (Unsecured Note)	4.200	03/01/11	Baa1	4,818
3,750,000	g	Pemex Project Funding Master Trust (Guarantee Note)	5.750	12/15/15	Baa1	3,716
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,352
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,590
2,750,000		Southern California Edison Co (First Mortgage Bond)	6.000	01/15/34	A3	2,919
3,250,000		Southern California Edison Co (First Mortgage Bond)	5.350	07/15/35	A3	3,149
2,000,000	e	TXU Energy Co LLC (Sr Note)	7.000	03/15/13	Baa2	2,171
4,500,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	4,429
3,650,000		Washington Gas Light	7.310	10/30/07	A2	3,838
2,000,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	2,442
1,500,000		Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Baa3	1,597
3,000,000		Wisconsin Electric Power (Unsub Note)	5.625	05/15/33	A1	3,090

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				115,069

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.13%
$ 4,000,000	e	Emerson Electric Co	4.500	05/01/13	A2	$3,893
3,500,000		General Electric Co	5.000	02/01/13	Aaa	3,528

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				7,421

ENGINEERING AND MANAGEMENT SERVICES - 0.09%
5,000,000	g	AIG SunAmerica Global Financing VI (Secured Note)	6.300	05/10/11	Aa2	5,351

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				5,351

FABRICATED METAL PRODUCTS - 0.12%
3,000,000		Crane Co (Sr Note)	5.500	09/15/13	Baa2	3,023
3,750,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	3,656

		TOTAL FABRICATED METAL PRODUCTS				6,679

FOOD AND KINDRED PRODUCTS - 0.55%
3,000,000	e	Anheuser-Busch Cos, Inc (Sr Note)	6.000	04/15/11	A1	3,174
4,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	3,968
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,826
2,750,000	e,g	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,713
5,000,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	5,294
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,413
3,000,000	e	Kellogg Co (Deb)	7.450	04/01/31	Baa1	3,775
4,000,000	e	Kraft Foods, Inc	6.500	11/01/31	A3	4,434
3,000,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	2,962
1,250,000	e	WM Wrigley Jr Co	4.650	07/15/15	A1	1,230

		TOTAL FOOD AND KINDRED PRODUCTS				31,789

FOOD STORES - 0.15%
2,000,000	e	Delhaize America, Inc (Guarantee Note)	8.125	04/15/11	Ba1	2,168
3,500,000		Kroger Co (Guarantee Note)	7.250	06/01/09	Baa2	3,734
2,500,000	e	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	2,659

		TOTAL FOOD STORES				8,561

FORESTRY - 0.05%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,752

		TOTAL FORESTRY				2,752

FURNITURE AND FIXTURES - 0.15%
5,000,000	e	Masco Corp	4.800	06/15/15	Baa1	4,849
3,500,000		Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	3,581

		TOTAL FURNITURE AND FIXTURES				8,430

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

GENERAL BUILDING CONTRACTORS - 0.41%
$ 2,500,000		Centex Corp	5.450	08/15/12	Baa2	$2,476
7,250,000		Centex Corp	5.250	06/15/15	Baa2	6,937
1,500,000	e	DR Horton, Inc (Guarantee Note)	5.000	01/15/09	Ba1	1,480
4,500,000		DR Horton, Inc (Sr Note)	5.250	02/15/15	Ba1	4,212
3,000,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	3,414
5,250,000		Lennar Corp (Sr Unsecured Note)	5.600	05/31/15	Baa3	5,143

		TOTAL GENERAL BUILDING CONTRACTORS				23,662

GENERAL MERCHANDISE STORES - 0.28%
7,000,000	e	Target Corp	4.000	06/15/13	A2	6,617
3,000,000	e	Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	2,905
7,000,000	e	Wal-Mart Stores, Inc (Sr Unsecured Note)	4.000	01/15/10	Aa2	6,822

		TOTAL GENERAL MERCHANDISE STORES				16,344

HEALTH SERVICES - 0.07%
4,000,000		Laboratory Corp of America Holdings (Sr Note)	5.500	02/01/13	Baa3	4,022

		TOTAL HEALTH SERVICES				4,022

HOLDING AND OTHER INVESTMENT OFFICES - 0.67%
4,750,000	e	Archstone-Smith Operating Trust	5.250	05/01/15	Baa1	4,740
3,000,000		Boston Properties Lp (Sr Note)	6.250	01/15/13	Baa2	3,187
5,000,000		Brascan Corp	7.125	06/15/12	Baa3	5,515
5,000,000		Camden Property Trust	5.875	06/01/07	Baa2	5,074
4,000,000	e	Colonial Properties Trust	6.250	06/15/14	Baa3	4,127
3,650,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	3,654
4,500,000		iStar Financial, Inc (Sr Unsecured Note)	5.150	03/01/12	Baa3	4,389
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,938
4,000,000	e	Simon Property Group Lp	4.600	06/15/10	Baa1	3,935

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				38,559

HOTELS AND OTHER LODGING PLACES - 0.09%
2,000,000	e	Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	2,155
1,000,000		Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,060
1,750,000	e	MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba2	1,728

		TOTAL HOTELS AND OTHER LODGING PLACES				4,943

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.21%
3,500,000		Hewlett-Packard Co	6.500	07/01/12	A3	3,802
4,000,000		International Business Machines Corp (Deb)	6.220	08/01/27	A1	4,382
1,500,000		Kennametal, Inc (Sr Note)	7.200	06/15/12	Baa3	1,647
2,000,000		New York State Electric & Gas Corp	5.500	11/15/12	Baa1	2,050

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				11,881

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

INSTRUMENTS AND RELATED PRODUCTS - 0.12%
$ 5,000,000	g	Medtronic, Inc	4.750	09/15/15	A1	$4,938
2,000,000	e	Thermo Electron Corp	5.000	06/01/15	Baa1	1,951

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				6,889

INSURANCE CARRIERS - 0.68%
4,250,000	e	Allstate Corp	5.000	08/15/14	A1	4,226
5,000,000		American International Group, Inc	5.050	10/01/15	Aa2	4,978
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa3	4,543
3,000,000		Metlife, Inc (Sr Note)	5.375	12/15/12	A2	3,062
2,500,000	e	Metlife, Inc (Sr Note)	5.700	06/15/35	A2	2,484
5,000,000		Metlife, Inc (Sr Unsecured Note)	5.000	06/15/15	A2	4,932
2,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	2,451
2,000,000		UnitedHealth Group, Inc	3.375	08/15/07	A2	1,956
6,000,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A2	5,828
1,000,000		WellPoint Health Networks	6.375	01/15/12	Baa1	1,076
2,000,000		WellPoint, Inc	3.500	09/01/07	Baa1	1,954
2,000,000		WellPoint, Inc	5.000	12/15/14	Baa1	1,986

		TOTAL INSURANCE CARRIERS				39,476

METAL MINING - 0.27%
6,250,000		Barrick Gold Corp	5.800	11/15/34	Baa1	6,198
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,750
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	Aa3	3,396

		TOTAL METAL MINING				15,344

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
3,500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	3,533
4,000,000	e	Tyco International Group SA (Guarantee Note)	6.000	11/15/13	Baa3	4,224

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				7,757

MISCELLANEOUS RETAIL - 0.10%
2,500,000		CVS Corp	4.000	09/15/09	A3	2,433
3,500,000	e,g	CVS Corp	4.875	09/15/14	A3	3,425

		TOTAL MISCELLANEOUS RETAIL				5,858

MOTION PICTURES - 0.58%
2,500,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	2,616
4,250,000		News America, Inc (Guarantee Note)	7.625	11/30/28	Baa3	4,886
5,000,000	e	News America, Inc (Guarantee Note)	6.200	12/15/34	Baa3	5,010
16,250,000	e	Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	17,752
3,000,000		Walt Disney Co	5.500	12/29/06	Baa1	3,029

		TOTAL MOTION PICTURES				33,293

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

NONDEPOSITORY INSTITUTIONS - 2.92%
$ 2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	$2,052
3,500,000		American Honda Finance Corp	4.500	05/26/09	A1	3,480
3,000,000	e	Capital One Financial Corp	5.500	06/01/15	Baa3	3,020
4,750,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	4,702
3,000,000	e	CIT Group, Inc (Sr Note)	4.750	08/15/08	A2	3,003
4,250,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	A2	4,225
3,250,000		Countrywide Home Loans, Inc (Guarantee Note)	4.000	03/22/11	A3	3,085
2,000,000		Falconbridge Ltd/Old	7.350	06/05/12	Baa3	2,197
16,250,000	e	Ford Motor Credit Co	5.700	01/15/10	Baa3	14,836
1,500,000		Ford Motor Credit Co	7.375	02/01/11	Baa3	1,439
8,000,000	e	General Electric Capital Corp	4.125	03/04/08	Aaa	7,921
3,000,000	e	General Electric Capital Corp	3.500	05/01/08	Aaa	2,923
3,000,000		General Electric Capital Corp	3.250	06/15/09	Aaa	2,859
15,000,000		General Electric Capital Corp	6.125	02/22/11	Aaa	15,946
7,250,000		General Electric Capital Corp	4.375	11/21/11	Aaa	7,088
3,500,000	e	General Electric Capital Corp	5.875	02/15/12	Aaa	3,703
11,750,000	e	General Motors Acceptance Corp	5.625	05/15/09	Ba1	10,772
3,000,000	e	HSBC Capital Funding Lp/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A1	2,870
12,630,000		HSBC Finance Corp	6.375	11/27/12	A1	13,617
1,620,000		HSBC Finance Corp	4.750	07/15/13	A1	1,583
4,250,000		HSBC Finance Corp	5.000	06/30/15	A1	4,180
5,000,000		HSBC Finance Corp (Sr Unsub Note)	5.875	02/01/09	A1	5,166
13,150,000		HSBC Finance Corp (Unsecured Note)	4.125	11/16/09	A1	12,801
2,000,000	e	HSBC Finance Corp (Unsecured Note)	4.750	04/15/10	A1	1,990
4,000,000	e	HSBC Finance Corp (Unsecured Note)	5.250	04/15/15	A1	4,012
3,250,000	e	John Deere Capital Corp (Sr Note)	4.500	08/25/08	A3	3,235
4,000,000		Key Bank National Association	5.000	07/17/07	A1	4,026
4,000,000		MBNA America Bank NA	5.375	01/15/08	Baa1	4,061
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,111
3,250,000		Popular North America, Inc (Sr Note)	3.875	10/01/08	A3	3,158
4,250,000	e,g	Rabobank Capital Funding Trust (Sub Note)	5.254	12/31/49	Aa2	4,234
4,000,000		SLM Corp	4.000	01/15/09	A2	3,915
3,500,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,341

		TOTAL NONDEPOSITORY INSTITUTIONS				168,551

OIL AND GAS EXTRACTION - 1.28%
2,000,000	e	Anadarko Finance Co (Guarantee Note)	6.750	05/01/11	Baa1	2,179
2,000,000		Burlington Resources Finance Co (Guarantee Note)	6.400	08/15/11	Baa1	2,136
5,000,000	e	Burlington Resources Finance Co (Guarantee Note)	7.200	08/15/31	Baa1	6,098
10,000,000	v	Cal Dive International, Inc	4.930	02/01/27	N/R	10,000
4,000,000	e	Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	3,975
6,500,000	e,g	Chesapeake Energy Corp (Sr Unsecured Note)	6.500	08/15/17	Ba2	6,614
2,500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	2,459
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,320
3,000,000		Enterprise Products Operating Lp (Sr Note)	4.000	10/15/07	Baa3	2,938
2,500,000		Enterprise Products Operating Lp (Sr Note)	4.625	10/15/09	Baa3	2,440
4,000,000	e	Enterprise Products Operating Lp (Sr Note)	5.600	10/15/14	Baa3	3,978
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	4,065
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,236

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 2,000,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	$1,984
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	4,189
4,000,000		Petro-Canada	5.950	05/15/35	Baa2	4,003
3,000,000	g	Plains All American Pipeline Lp/PAA Finance Corp	4.750	08/15/09	Baa3	2,957
3,000,000		Plains All American Pipeline Lp/PAA Finance Corp (Sr Note)	5.625	12/15/13	Baa3	3,058
2,000,000	e	XTO Energy, Inc (Sr Unsecured Note)	5.300	06/30/15	Baa3	2,001

		TOTAL OIL AND GAS EXTRACTION				73,630

OTHER MORTGAGE BACKED SECURITIES - 4.90%
10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,885
13,955,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	N/R	13,993
1,630,000	h	Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.332	09/10/15	Aaa	1,638
10,000,000		Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	9,978
30,000,000	h	Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500	05/25/33	N/R	29,948
16,000,000	h	Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	15,830
10,000,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	9,911
14,900,981	h	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	14,883
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4 (Class A4)	6.180	12/15/35	N/R	14,853
37,282,560		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	N/R	37,634
24,730,560		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	25,040
21,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	21,243
18,000,000	e	Greenwich Capital Commercial Funding Corp Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	18,388
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,608
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	6,320
4,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	3,979
20,358,904		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	20,550
14,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	14,004

		TOTAL OTHER MORTGAGE BACKED SECURITIES				282,685

PAPER AND ALLIED PRODUCTS - 0.35%
3,150,000		Bemis Co (Sr Sub Note)	4.875	04/01/12	Baa1	3,098
2,000,000	e	Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba1	2,230
2,500,000		International Paper Co	3.800	04/01/08	Baa2	2,426
4,750,000		International Paper Co	5.850	10/30/12	Baa2	4,880
3,000,000		Kimberly-Clark Corp	5.000	08/15/13	Aa2	3,020
4,250,000	g	Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	4,323

		TOTAL PAPER AND ALLIED PRODUCTS				19,977

PERSONAL SERVICES - 0.03%
1,461,000	g	Coinmach Corp (Sr Note)	9.000	02/01/10	B3	1,494

		TOTAL PERSONAL SERVICES				1,494

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

PETROLEUM AND COAL PRODUCTS - 0.32%
$ 7,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	$7,602
2,000,000	e	ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	2,161
3,000,000	e	Enterprise Products Operating Lp (Guarantee Note)	5.000	03/01/15	Baa3	2,849
3,500,000	e	Enterprise Products Operating Lp (Sr Note)	4.950	06/01/10	Baa3	3,436
2,750,000	g	PTT PCL	5.875	08/03/35	A2	2,640

		TOTAL PETROLEUM AND COAL PRODUCTS				18,688

PIPELINES, EXCEPT NATURAL GAS - 0.10%
2,000,000		Kaneb Pipe Line Operating Partnership Lp (Sr Note)	5.875	06/01/13	Baa3	2,043
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,533

		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,576

PRIMARY METAL INDUSTRIES - 0.20%
4,000,000		Alcan, Inc	5.000	06/01/15	Baa1	3,931
1,750,000	e	Alcan, Inc	6.125	12/15/33	Baa1	1,812
4,250,000		Alcoa, Inc	6.500	06/01/11	A2	4,578
1,000,000	e	Corning, Inc	5.900	03/15/14	Baa3	1,015

		TOTAL PRIMARY METAL INDUSTRIES				11,336

PRINTING AND PUBLISHING - 0.10%
2,000,000	e	Cenveo Corp (Guarantee Note)	9.625	03/15/12	B1	2,145
2,000,000		Quebecor Media, Inc (Sr Note)	11.125	07/15/11	B2	2,185
1,500,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	1,661

		TOTAL PRINTING AND PUBLISHING				5,991

RAILROAD TRANSPORTATION - 0.31%
3,750,000		Burlington Northern Santa Fe Corp	5.900	07/01/12	Baa2	3,959
3,500,000		Canadian National Railway Co	4.400	03/15/13	Baa1	3,384
1,044,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	1,273
956,000	e	Norfolk Southern Corp (Sr Unsecured Note)	5.590	05/17/25	Baa1	953
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,095
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,247

		TOTAL RAILROAD TRANSPORTATION				17,911

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,750,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	1,759

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,759

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

SECURITY AND COMMODITY BROKERS - 1.45%
$ 4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	$4,177
7,000,000		Credit Suisse First Boston USA, Inc	4.875	08/15/10	Aa3	7,007
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A2	2,925
2,750,000	e	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	2,710
2,000,000		Goldman Sachs Group, Inc	6.875	01/15/11	Aa3	2,177
3,750,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	3,834
6,000,000	e	Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	6,253
5,000,000		Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	5,053
10,000,000	e	Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	9,872
9,000,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	9,812
3,750,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	3,738
4,250,000		Merrill Lynch & Co, Inc (Sr Unsub Note)	5.000	02/03/14	Aa3	4,239
5,500,000	e	Morgan Stanley	3.625	04/01/08	Aa3	5,368
3,250,000		Morgan Stanley	4.000	01/15/10	Aa3	3,145
8,500,000	e	Morgan Stanley	5.300	03/01/13	Aa3	8,610
5,000,000		Morgan Stanley (Sub Note)	4.750	04/01/14	A1	4,824

		TOTAL SECURITY AND COMMODITY BROKERS				83,744

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
3,250,000		CRH America, Inc (Guarantee Note)	6.400	10/15/33	Baa1	3,584

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				3,584

TOBACCO PRODUCTS - 0.02%
1,250,000		RJ Reynolds Tobacco Holdings, Inc/OLD (Guarantee Note)	6.500	06/01/07	Ba2	1,269

		TOTAL TOBACCO PRODUCTS				1,269

TRANSPORTATION BY AIR - 0.12%
5,000,000		Continental Airlines, Inc (Pass Thru Certs)	6.563	02/15/12	Aaa	5,210
2,000,000		Southwest Airlines Co (Pass Thru Certs)	5.496	11/01/06	Aa2	2,025

		TOTAL TRANSPORTATION BY AIR				7,235

TRANSPORTATION EQUIPMENT - 0.73%
7,500,000	e	DaimlerChrysler NA Holding Corp	4.875	06/15/10	A3	7,355
4,000,000	e	DaimlerChrysler NA Holding Corp (Guarantee Note)	6.500	11/15/13	A3	4,225
3,500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	4,230
5,000,000	e	Ford Motor Co	7.450	07/16/31	Ba1	3,900
4,250,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	4,081
3,500,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	4,838
4,000,000	e	Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	5,147
2,250,000	e	United Technologies Corp (Sr Note)	5.400	05/01/35	A2	2,245
3,000,000		United Technologies Corp (Unsub Note)	4.875	11/01/06	A2	3,012
2,500,000		United Technologies Corp (Unsub Note)	7.500	09/15/29	A2	3,195

		TOTAL TRANSPORTATION EQUIPMENT				42,228

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

WHOLESALE TRADE-DURABLE GOODS - 0.05%
$ 3,000,000	e	Johnson & Johnson (Deb)	3.800	05/15/13	Aaa	$2,833

		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,833

WHOLESALE TRADE-NONDURABLE GOODS - 0.25%
2,325,000	h	Safeway, Inc (Sr Unsecured Note)	4.125	11/01/08	Baa2	2,262
4,000,000	e	Sysco Corp (Sr Note)	5.375	09/21/35	A1	3,982
8,000,000		Unilever Capital Corp (Guarantee Note)	6.875	11/01/05	A1	8,017

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				14,261

		TOTAL CORPORATE BONDS				1,682,360
		(Cost $1,675,131)

GOVERNMENT BONDS - 67.47%

AGENCY SECURITIES - 21.07%
110,050,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	107,981
17,000,000	e	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	16,504
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	10,899
20,000,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	19,638
11,200,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	11,083
4,000,000		Federal Farm Credit Bank (FFCB)	4.700	08/10/15	Aaa	4,008
3,000,000		Federal Farm Credit Bank (FFCB)	4.875	07/20/23	Aaa	2,958
8,000,000		Federal Home Loan Bank (FHLB)	4.000	04/05/07	Aaa	7,955
5,000,000	e	Federal Home Loan Bank (FHLB)	4.125	10/19/07	Aaa	4,974
53,100,000		Federal Home Loan Bank (FHLB)	4.570	10/17/08	Aaa	52,879
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,118
46,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	45,685
16,555,000		Federal Home Loan Mortgage Corp (FHLMC)	3.550	11/15/07	Aaa	16,184
4,518,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	02/13/08	Aaa	4,420
6,705,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	6,561
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	14,603
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.600	05/22/08	Aaa	4,887
9,250,000		Federal Home Loan Mortgage Corp (FHLMC)	3.875	06/15/08	Aaa	9,123
45,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	09/15/08	Aaa	45,351
138,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	151,713
56,900,000	e	Federal Home Loan Mortgage Corp (FHLMC)	4.125	07/12/10	Aaa	55,928
28,000,000	e	Federal Home Loan Mortgage Corp (FHLMC)	6.875	09/15/10	Aaa	30,872
36,399,000	e	Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	38,337
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	6.375	08/01/11	Aa2	30,351
28,323,000	e	Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	28,907
34,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	07/15/14	Aaa	34,877
12,000,000	e	Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	Aaa	11,730
16,000,000	d	Federal National Mortgage Association (FNMA)	3.125	07/15/06	Aaa	15,854
26,000,000	e	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	25,515
61,000,000	e	Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	60,538
17,000,000		Federal National Mortgage Association (FNMA)	4.000	05/23/07	Aaa	16,860
8,280,000		Federal National Mortgage Association (FNMA)	3.750	08/15/07	Aaa	8,183

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

		MATURITY	MOODYS	VALUE
PRINCIPAL	RATE	DATE	RATING +	(000)

$ 39,070,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	$38,616
28,520,000	e	Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	27,617
12,000,000		Federal National Mortgage Association (FNMA)	2.600	04/28/09	Aaa	11,889
97,300,000	e	Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	107,907
40,000,000		Federal National Mortgage Association (FNMA)	6.625	11/15/10	Aaa	43,754
13,909,032		Federal National Mortgage Association (FNMA)	4.330	11/01/11	N/R	13,591
8,000,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	7,738
28,600,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	29,269
4,250,000		Federal National Mortgage Association (FNMA)	6.470	09/25/12	Aaa	4,717
7,901,163		Federal National Mortgage Association (FNMA)	4.400	10/01/12	N/R	7,657
2,911,234		Federal National Mortgage Association (FNMA)	4.440	07/01/13	N/R	2,843
4,642,667		Federal National Mortgage Association (FNMA)	4.736	10/01/13	N/R	4,620
2,175,647		Federal National Mortgage Association (FNMA)	4.759	02/01/14	N/R	2,169
8,250,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	9,848
4,000,000		Private Export Funding Corp	5.340	03/15/06	Aaa	4,022

		TOTAL AGENCY SECURITIES				1,214,733

FOREIGN GOVERNMENT BONDS - 2.89%
2,500,000	e	Brazilian Government International Bond	10.500	07/14/14	B1	3,026
5,500,000		Canada Government International Bond	6.750	08/28/06	Aaa	5,620
4,000,000		Chile Government International Bond	5.500	01/15/13	Baa1	4,173
3,500,000	h,v	China Development Bank	5.000	10/15/15	A2	3,485
13,000,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	12,822
3,000,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	2,950
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,908
2,000,000	e	Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaa	1,935
3,500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	3,461
3,000,000		International Finance Corp (Unsub Note)	3.750	06/30/09	Aaa	2,941
4,500,000	e	Italy Government International Bond	4.500	01/21/15	N/R	4,397
5,000,000		Korea Development Bank	5.750	09/10/13	A3	5,235
3,000,000	e	Mexico Government International Bond	4.625	10/08/08	Baa1	2,986
10,000,000		Mexico Government International Bond	6.375	01/16/13	Baa1	10,650
6,152,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	6,361
8,000,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	8,520
5,000,000		Province of British Columbia Canada	4.625	10/03/06	Aa1	5,014
13,000,000		Province of British Columbia Canada (Unsub Note)	5.375	10/29/08	Aa1	13,340
5,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	4,994
7,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	6,991
7,650,000	e	Province of Ontario	4.500	02/03/15	Aa2	7,542
5,000,000		Province of Ontario (Sr Unsub Note)	5.500	10/01/08	Aa2	5,145
15,000,000	e	Province of Ontario (Unsecured Note)	2.650	12/15/06	Aa2	14,701
7,000,000	e	Province of Quebec Canada	4.600	05/26/15	A1	6,883
10,000,000	e	Province of Quebec Canada (Deb)	7.500	09/15/29	A1	13,255
2,000,000		Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa2	2,354
2,750,000	e	Turkey Government International Bond	7.375	02/05/25	B1	2,747

		TOTAL FOREIGN GOVERNMENT BONDS				166,436

MORTGAGE BACKED SECURITIES - 31.57%
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/28		24,937
15,227,105		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		15,294
9,673,964		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		9,809

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 15,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/14/05	$14,658
240,868		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10	251
499,973		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	04/01/11	514
1,020,176		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	1,065
3,826,670		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	3,951
12,064,815		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18	12,042
21,618,926	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18	21,577
8,224,194		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18	8,068
4,646,535		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18	4,558
5,511,205		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19	5,593
2,790,914		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	02/01/19	2,735
3,230,294		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	04/01/19	3,165
2,783,701		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	04/01/19	2,728
2,114,061		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.000	06/01/19	2,032
5,412,949		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	08/01/20	5,304
1,104,160		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	1,157
124,430		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23	131
1,887,868		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	10/01/23	1,933
1,626,148		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/23	1,665
1,092,837		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31	1,166
188,375		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	11/01/31	197
895,644		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31	936
208,933		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31	218
178,946		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31	187
77,251		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31	81
101,389		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31	106
289,681		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31	303
91,331		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/32	95
676,786		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	02/01/32	722
6,396,458		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	11/01/33	6,403
12,459,120		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33	12,678
4,504,888		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	11/01/33	4,632
37,972,995	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33	38,020
7,687,096		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33	7,695
140,495,531		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	01/01/34	137,830
5,718,692		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34	5,819
3,695,872		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34	3,698
4,602,844		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	03/01/35	4,384
14,667,978		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	04/01/35	13,971
7,778,061	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	7,915
3,872,202	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	3,940
3,204,671	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	3,261
7,022,432	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	7,146
3,363,363	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	3,422
7,932,465	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	8,072
13,367,990	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	13,603
7,383,321	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	7,513
3,084,059	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	3,086
5,921,238	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	5,924
8,096,090	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	8,100
34,809,084	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	34,826
9,647,877	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/35	9,817

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 23,966,341		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	08/01/35	$22,804
90,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/13/05	91,491
49,000,000	h	Federal National Mortgage Association (FNMA)	6.500	10/13/05	50,424
59,000,000	h	Federal National Mortgage Association (FNMA)	4.000	10/18/05	56,751
29,000,000	h	Federal National Mortgage Association (FNMA)	4.500	10/18/05	28,393
57,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/18/05	57,819
25,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/18/05	25,703
107,928		Federal National Mortgage Association (FNMA)	6.000	12/01/08	110
158,482		Federal National Mortgage Association (FNMA)	7.500	11/01/10	167
61,453		Federal National Mortgage Association (FNMA)	8.000	06/01/11	66
14,765		Federal National Mortgage Association (FNMA)	8.000	06/01/11	16
12,195		Federal National Mortgage Association (FNMA)	8.000	06/01/11	13
8,321		Federal National Mortgage Association (FNMA)	8.000	06/01/11	9
39,404		Federal National Mortgage Association (FNMA)	8.000	07/01/11	42
5,777,527		Federal National Mortgage Association (FNMA)	4.440	04/01/14	5,629
1,038,271		Federal National Mortgage Association (FNMA)	7.500	02/01/15	1,098
2,523,556		Federal National Mortgage Association (FNMA)	7.500	04/01/15	2,669
2,468,429		Federal National Mortgage Association (FNMA)	7.500	04/01/15	2,611
48,234		Federal National Mortgage Association (FNMA)	6.500	02/01/16	50
166,078		Federal National Mortgage Association (FNMA)	6.500	03/01/16	173
101,980		Federal National Mortgage Association (FNMA)	6.500	04/01/16	106
2,085,438		Federal National Mortgage Association (FNMA)	6.500	10/01/16	2,157
1,269,612		Federal National Mortgage Association (FNMA)	6.500	11/01/16	1,313
1,093,218		Federal National Mortgage Association (FNMA)	6.000	11/01/17	1,125
3,424,591		Federal National Mortgage Association (FNMA)	6.000	12/01/17	3,523
7,487,379		Federal National Mortgage Association (FNMA)	6.000	01/01/18	7,703
2,729,734		Federal National Mortgage Association (FNMA)	6.000	02/01/18	2,808
5,085,473		Federal National Mortgage Association (FNMA)	6.500	02/01/18	5,261
9,956,806		Federal National Mortgage Association (FNMA)	5.500	03/01/18	10,105
41,810,111	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18	42,432
1,676,207		Federal National Mortgage Association (FNMA)	5.500	04/01/18	1,701
5,686,581		Federal National Mortgage Association (FNMA)	6.000	04/01/18	5,850
2,229,842		Federal National Mortgage Association (FNMA)	6.500	04/01/18	2,307
475,802		Federal National Mortgage Association (FNMA)	5.500	05/01/18	483
25,936,749		Federal National Mortgage Association (FNMA)	4.500	12/01/18	25,443
1,524,343		Federal National Mortgage Association (FNMA)	6.000	01/01/19	1,563
232,812		Federal National Mortgage Association (FNMA)	6.000	02/01/19	239
21,535,925		Federal National Mortgage Association (FNMA)	5.000	04/01/19	21,487
18,973,538		Federal National Mortgage Association (FNMA)	4.500	11/01/19	18,593
5,932,274		Federal National Mortgage Association (FNMA)	5.500	07/01/20	6,020
348,452		Federal National Mortgage Association (FNMA)	8.000	03/01/23	374
9,333,462		Federal National Mortgage Association (FNMA)	5.000	12/01/23	9,219
2,912,681		Federal National Mortgage Association (FNMA)	5.500	02/01/24	2,931
5,780,919		Federal National Mortgage Association (FNMA)	5.500	07/01/24	5,816
890,929		Federal National Mortgage Association (FNMA)	8.000	07/01/24	955
8,312,262		Federal National Mortgage Association (FNMA)	5.500	08/01/24	8,362
184,168		Federal National Mortgage Association (FNMA)	9.000	11/01/25	202
3,792,813		Federal National Mortgage Association (FNMA)	6.500	05/01/32	3,908
5,293,470		Federal National Mortgage Association (FNMA)	6.500	06/01/32	5,454
991,619		Federal National Mortgage Association (FNMA)	7.000	07/01/32	1,038
975,600		Federal National Mortgage Association (FNMA)	7.000	07/01/32	1,021
3,955,863		Federal National Mortgage Association (FNMA)	6.500	08/01/32	4,076
7,836,025		Federal National Mortgage Association (FNMA)	6.500	12/01/32	8,074

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 35,256,524		Federal National Mortgage Association (FNMA)	5.000	01/01/33	$34,605
2,897,565		Federal National Mortgage Association (FNMA)	5.000	02/01/33	2,843
2,989,448		Federal National Mortgage Association (FNMA)	5.500	06/01/33	2,991
15,338,279		Federal National Mortgage Association (FNMA)	5.500	07/01/33	15,345
7,831,561		Federal National Mortgage Association (FNMA)	4.500	08/01/33	7,482
8,354,139		Federal National Mortgage Association (FNMA)	5.000	08/01/33	8,197
5,387,963		Federal National Mortgage Association (FNMA)	5.000	09/01/33	5,287
21,217,915		Federal National Mortgage Association (FNMA)	4.500	10/01/33	20,270
8,412,731		Federal National Mortgage Association (FNMA)	5.000	10/01/33	8,255
3,454,908		Federal National Mortgage Association (FNMA)	5.000	10/01/33	3,390
2,674,164		Federal National Mortgage Association (FNMA)	5.000	10/01/33	2,624
1,077,826		Federal National Mortgage Association (FNMA)	5.500	10/01/33	1,078
52,551,838		Federal National Mortgage Association (FNMA)	5.000	11/01/33	51,567
1,299,971		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,276
9,705,369		Federal National Mortgage Association (FNMA)	5.000	11/01/33	9,523
11,680,500		Federal National Mortgage Association (FNMA)	5.000	11/01/33	11,461
2,825,314		Federal National Mortgage Association (FNMA)	5.500	11/01/33	2,827
2,682,003		Federal National Mortgage Association (FNMA)	6.500	11/01/33	2,760
13,210,900		Federal National Mortgage Association (FNMA)	5.500	12/01/33	13,217
2,277,365		Federal National Mortgage Association (FNMA)	5.500	12/01/33	2,278
2,753,617	d	Federal National Mortgage Association (FNMA)	5.500	12/01/33	2,755
5,391,691		Federal National Mortgage Association (FNMA)	5.500	12/01/33	5,394
6,388,099		Federal National Mortgage Association (FNMA)	5.500	12/01/33	6,391
4,996,301		Federal National Mortgage Association (FNMA)	5.500	01/01/34	4,999
10,064,604		Federal National Mortgage Association (FNMA)	5.500	01/01/34	10,069
3,860,818		Federal National Mortgage Association (FNMA)	6.500	01/01/34	3,980
17,294,894		Federal National Mortgage Association (FNMA)	5.500	02/01/34	17,303
3,875,487		Federal National Mortgage Association (FNMA)	5.000	03/01/34	3,803
9,433,912		Federal National Mortgage Association (FNMA)	5.000	03/01/34	9,257
3,335,416		Federal National Mortgage Association (FNMA)	5.000	03/01/34	3,273
3,096,951		Federal National Mortgage Association (FNMA)	5.000	03/01/34	3,039
11,419,942		Federal National Mortgage Association (FNMA)	5.500	03/01/34	11,421
35,513,536		Federal National Mortgage Association (FNMA)	4.350	03/25/34	34,398
24,665,304		Federal National Mortgage Association (FNMA)	5.000	04/01/34	24,180
38,064,293		Federal National Mortgage Association (FNMA)	5.500	04/01/34	38,082
8,013,158		Federal National Mortgage Association (FNMA)	5.500	09/01/34	8,014
7,930,264		Federal National Mortgage Association (FNMA)	5.500	09/01/34	7,931
5,583,287		Federal National Mortgage Association (FNMA)	5.500	09/01/34	5,584
4,904,362		Federal National Mortgage Association (FNMA)	5.500	10/01/34	4,905
3,068,579	Federal National Mortgage Association (FNMA)	5.500	10/01/34	3,069
8,279,280	Federal National Mortgage Association (FNMA)	6.500	11/01/34	8,522
11,831,716	Federal National Mortgage Association (FNMA)	5.000	12/01/34	11,599
25,390,607	Federal National Mortgage Association (FNMA)	5.500	12/01/34	25,392
9,820,887	Federal National Mortgage Association (FNMA)	5.500	01/01/35	9,822
23,028,943	Federal National Mortgage Association (FNMA)	5.500	02/01/35	23,031
46,473,068	Federal National Mortgage Association (FNMA)	5.500	03/01/35	46,467
6,515,599	Federal National Mortgage Association (FNMA)	5.500	04/01/35	6,515
9,826,374	Federal National Mortgage Association (FNMA)	5.500	04/01/35	9,825
14,384,901	Federal National Mortgage Association (FNMA)	5.500	05/01/35	14,383
1,062,713	Federal National Mortgage Association (FNMA)	5.500	05/01/35	1,063
25,211,971	Federal National Mortgage Association (FNMA)	5.500	05/01/35	25,209
9,571,409	Federal National Mortgage Association (FNMA)	6.000	05/01/35	9,733

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 3,334,548		Federal National Mortgage Association (FNMA)	5.500	06/01/35	$3,334
3,292,251		Federal National Mortgage Association (FNMA)	5.500	06/01/35	3,292
6,717,179		Federal National Mortgage Association (FNMA)	5.500	06/01/35	6,716
2,821,752		Federal National Mortgage Association (FNMA)	5.500	06/01/35	2,821
11,032,128		Federal National Mortgage Association (FNMA)	5.500	06/01/35	11,031
1,567,009		Federal National Mortgage Association (FNMA)	5.500	06/01/35	1,567
1,473,707	h	Federal National Mortgage Association (FNMA)	7.500	06/01/35	1,560
3,111,200		Federal National Mortgage Association (FNMA)	5.500	07/01/35	3,111
5,345,309		Federal National Mortgage Association (FNMA)	6.000	07/01/35	5,436
18,090,388		Federal National Mortgage Association (FNMA)	5.500	09/01/35	18,088
50,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/01/35	50,847
27,000,000	h	Government National Mortgage Association (GNMA)	5.500	10/20/05	27,245
24,985		Government National Mortgage Association (GNMA)	8.500	10/15/09	26
43,004		Government National Mortgage Association (GNMA)	8.500	12/15/09	45
69,699		Government National Mortgage Association (GNMA)	8.500	12/15/09	74
323,575		Government National Mortgage Association (GNMA)	9.000	12/15/09	342
51,031		Government National Mortgage Association (GNMA)	8.500	01/15/10	54
35,513		Government National Mortgage Association (GNMA)	8.500	01/15/10	38
34,444		Government National Mortgage Association (GNMA)	9.000	06/15/16	37
14,949		Government National Mortgage Association (GNMA)	9.000	09/15/16	16
6,465		Government National Mortgage Association (GNMA)	9.000	09/15/16	7
33,652		Government National Mortgage Association (GNMA)	9.000	09/15/16	37
27,587		Government National Mortgage Association (GNMA)	9.000	11/15/16	30
18,641		Government National Mortgage Association (GNMA)	9.000	12/15/16	20
13,721		Government National Mortgage Association (GNMA)	9.000	12/15/16	15
291,720		Government National Mortgage Association (GNMA)	9.500	12/15/16	321
40,045		Government National Mortgage Association (GNMA)	9.000	06/15/20	44
630,160		Government National Mortgage Association (GNMA)	6.500	01/15/24	657
176,022		Government National Mortgage Association (GNMA)	8.000	06/15/24	188
236,434		Government National Mortgage Association (GNMA)	8.500	11/20/30	256
168,351		Government National Mortgage Association (GNMA)	8.500	12/20/30	182
4,158,855	h	Government National Mortgage Association (GNMA)	5.500	11/20/33	4,193
15,216,862		Government National Mortgage Association (GNMA)	5.500	03/20/35	15,338

		TOTAL MORTGAGE BACKED SECURITIES			1,820,272

U.S. TREASURY SECURITIES - 11.94%
1,000,000	e	United States Treasury Bond	6.500	02/15/10	1,090
6,650,000	e	United States Treasury Bond	5.750	08/15/10	7,094
2,835,000	e	United States Treasury Bond	5.000	02/15/11	2,940
965,000		United States Treasury Bond	4.875	02/15/12	997
1,000,000	e	United States Treasury Bond	4.250	08/15/15	994
290,940,000	e	United States Treasury Bond	8.000	11/15/21	402,844
43,674,000	e	United States Treasury Bond	5.375	02/15/31	48,956
33,355,840	e,k	United States Treasury Inflation Indexed Bond	3.875	01/15/09	36,207
4,400,000	e	United States Treasury Note	2.500	09/30/06	4,331
37,500,000	e	United States Treasury Note	3.750	03/31/07	37,260
5,000,000	e	United States Treasury Note	3.625	04/30/07	4,958
27,050,000	e	United States Treasury Note	4.375	05/15/07	27,139
9,650,000	e	United States Treasury Note	2.750	08/15/07	9,407
16,510,000	e	United States Treasury Note	3.250	08/15/07	16,242

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 8,150,000	e	United States Treasury Note	3.000	11/15/07	$7,960
3,750,000	e	United States Treasury Note	3.375	02/15/08	3,682
15,100,000	e	United States Treasury Note	3.750	05/15/08	14,939
3,800,000	e	United States Treasury Note	4.125	08/15/08	3,795
1,700,000	e	United States Treasury Note	3.375	09/15/09	1,649
33,470,000	e	United States Treasury Note	4.000	03/15/10	33,174
23,500,000	e,h	United States Treasury Note	3.875	09/15/10	23,170

		TOTAL U.S. TREASURY SECURITIES			688,828

		TOTAL GOVERNMENT BONDS			3,890,269
		(Cost $3,907,415)

		TOTAL BONDS			5,572,629
		(Cost $5,582,546)

TIAA-CREF MUTUAL FUNDS - 0.07%

409,538	a	TIAA-CREF High-Yield Bond Fund			3,751

		TOTAL TIAA-CREF MUTUAL FUNDS			3,751

		(Cost $3,490)

SHORT-TERM INVESTMENTS - 28.77%

COMMERCIAL PAPER - 9.34%
20,000,000		American Honda Finance Corp	3.640	10/18/05	19,968
15,000,000	c,d	BellSouth Corp	3.560	10/04/05	14,998
22,240,000	c	Cargill, Inc	3.690	10/13/05	22,216
30,575,000	c,d	Corporate Asset Funding Corp, Inc	3.600	10/12/05	30,546
25,000,000	d	EI Du Pont de Nemours & Co	3.550	10/13/05	24,974
25,000,000		EI Du Pont de Nemours & Co	3.680	10/18/05	24,961
18,551,000	c	Govco, Inc	3.670	10/13/05	18,531
20,710,000	c	Govco, Inc	3.620	10/19/05	20,675
36,000,000	c,d	Greyhawk Funding LLC	3.700	10/06/05	35,989
3,698,000	c	Honeywell International, Inc	3.800	10/03/05	3,697
24,500,000	c	McCormick & Co, Inc	3.660	10/11/05	24,479
36,090,000	c	Nestle Capital Corp	3.640	10/20/05	36,026
16,000,000		Paccar Financial Corp	3.730	10/07/05	15,993
20,000,000		Paccar Financial Corp	3.700	10/17/05	19,971
50,000,000	c,d	Park Avenue Receivables Corp	3.650	10/13/05	49,947
51,000,000	c,d	Preferred Receivables Funding	3.640	10/05/05	50,989
25,355,000	c,d	Ranger Funding Co LLC	3.450	10/03/05	25,355
17,000,000	c	Ranger Funding Co LLC	3.690	10/11/05	16,986
30,720,000		Societe Generale North America, Inc	3.620	10/14/05	30,685
51,500,000	d	UBS Finance, (Delaware), Inc	3.730	10/17/05	51,424

		TOTAL COMMERCIAL PAPER			538,410

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.10%
$ 6,040,000		Federal Home Loan Bank (FHLB)	3.585	10/12/05	$6,035

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			6,035

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.33%
1,114,206,000		Bank of New York Institutional Cash Reserves Fund	3.860	10/03/05	1,114,556

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,114,556

		TOTAL SHORT-TERM INVESTMENTS			1,659,001
		(Cost $1,658,909)

		TOTAL PORTFOLIO - 125.48%			7,235,381
		(Cost $7,244,945)
		OTHER ASSETS & LIABILITIES, NET - (25.48%)			(1,469,244)

		NET ASSETS - 100.00%			$5,766,137

	a	Affiliated Holding
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt
		from registration to qualified institutional buyers.
		At September 30, 2005, the value of these securities amounted to $87,861,644 or 1.52% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.
	+	As provided by Moody's Investors Service (Unaudited).

		For ease of presentation,we have grouped a number of industry classification categories together in the
		Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES -BOND MARKET ACCOUNT
JANUARY 1, 2005 - SEPTEMBER 30, 2005

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2004	COST	PROCEEDS	GAIN(LOSS)	INCOME	September 30, 2005	September 30, 2005

TIAA-CREF High Yield Bond Fund	$3,372,521	$195,728	—	—	$195,728	409,538	$3,751,369

	$3,372,521	$195,728	$0	$0	$195,728		$3,751,369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 39.09%

CORPORATE BONDS - 11.22%

AMUSEMENT AND RECREATION SERVICES - 0.03%
$ 2,000,000		International Speedway Corp	5.400	04/15/14	Baa2	$2,027

		TOTAL AMUSEMENT AND RECREATION SERVICES				2,027

ASSET BACKED - 0.71%
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,073
7,000,000		Chase Funding Loan Acquisition Trust Series 2004-OPT1 (Class M1)	4.400	06/25/34	Aa2	7,031
2,250,096		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	5.742	09/25/28	Aaa	2,250
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	4,965
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A3)	4.209	09/25/26	Aaa	4,959
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	977
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,468
2,679,354		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.478	01/25/17	Aaa	2,672
2,640,190		Countrywide Asset-Backed Certificates Series 2004-3N	4.030	05/25/09	Aaa	2,640
3,909,715		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	3.988	02/15/29	Aaa	3,915
3,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.296	07/15/42	Aaa	3,020
5,866,867		Wachovia Loan Trust Series 2005-SD1 (Class A)	4.190	05/25/35	N/R	5,865

		TOTAL ASSET BACKED				53,835

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
5,000,000	e	Home Depot, Inc	4.625	08/15/10	Aa3	4,983

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				4,983

BUSINESS SERVICES - 0.07%
5,000,000		Certegy, Inc	4.750	09/15/08	Baa2	5,012

		TOTAL BUSINESS SERVICES				5,012

CHEMICALS AND ALLIED PRODUCTS - 0.48%
5,000,000		Clorox Co (Sr Note)	3.982	12/14/07	A3	5,008
3,000,000		Genentech, Inc	4.750	07/15/15	A1	2,941
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,884
5,000,000		Gillette Co (Sr Note)	4.125	08/30/07	Aa3	4,964
1,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	1,478
3,000,000		Merck & Co, Inc (Deb)	5.950	12/01/28	Aa3	3,070
5,000,000		Praxair, Inc	3.950	06/01/13	A3	4,706

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 6,000,000		Procter & Gamble Co	5.800	08/15/34	Aa3	$6,381
4,500,000		Valspar Corp (Unsecured Note)	6.000	05/01/07	Baa2	4,569

		TOTAL CHEMICALS AND ALLIED PRODUCTS				36,001

COMMUNICATIONS - 0.82%
1,050,000		360 Communications Co	6.650	01/15/08	A2	1,091
4,650,000	g	ALLTEL Ohio Lp (Guarantee Note)	8.000	08/15/10	A2	5,278
1,184,000		AT&T Corp (Sr Note)	9.050	11/15/11	Ba1	1,334
3,170,000		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa2	3,749
2,000,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	2,230
5,000,000	g	COX Communications, Inc	4.625	01/15/10	Baa3	4,892
2,000,000		GTE North, Inc (Deb)	5.650	11/15/08	A1	2,021
4,949,000		Hearst-Argyle Television, Inc (Sr Note)	7.000	01/15/18	Baa3	5,316
2,500,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	2,834
1,500,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	2,019
5,000,000		New England Telephone & Tele	7.650	06/15/07	A3	5,209
3,500,000		SBC Communications, Inc	4.125	09/15/09	A2	3,408
3,000,000		SBC Communications, Inc	5.100	09/15/14	A2	2,973
500,000		SBC Communications, Inc	6.450	06/15/34	A2	529
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa2	10,000
1,500,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa2	1,526
1,000,000		Tele-Communications-TCI Group (Deb)	9.800	02/01/12	Baa2	1,233
6,500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	6,552

		TOTAL COMMUNICATIONS				62,194

DEPOSITORY INSTITUTIONS - 2.00%
6,000,000		AmSouth Bancorp (Deb)	6.750	11/01/25	A3	6,795
5,000,000		Fifth Third Bank (Sub Note)	4.750	02/01/15	Aa2	4,908
5,000,000		First Chicago Corp (Sub Note)	6.375	01/30/09	A1	5,274
3,000,000		First Union National Bank of Florida (Sub Note)	6.180	02/15/36	Aa3	3,314
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	1,918
5,000,000		Hudson United Bank/Mahwah NJ (Sub Note)	7.000	05/15/12	Baa3	5,514
2,500,000		Independence Community Bank Corp (Sr Note)	4.900	09/23/10	Baa3	2,481
3,000,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	3,365
5,000,000		Key Bank National Association	5.000	07/17/07	A1	5,033
5,000,000		M&I Marshall & Ilsley Bank	3.544	06/16/10	Aa3	4,998
2,500,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	2,512
5,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	5,379
5,000,000		Mercantile Bankshares Corp (Sub Note)	4.625	04/15/13	A2	4,887
3,000,000		National City Bank of Indiana	4.875	07/20/07	Aa3	3,015
3,500,000		Northern Trust Co (Sub Note)	4.600	02/01/13	A1	3,449
5,000,000		NTC Capital Trust (Guarantee Note)	4.119	01/15/27	A2	4,789
3,000,000		PNC Bank NA	4.875	09/21/17	A2	2,914
5,000,000		Regions Financial Corp (Sr Note)	3.827	08/08/08	A1	4,999
2,380,000		Regions Financial Corp/Old (Sub Note)	7.000	03/01/11	A2	2,618
2,401,000		Regions Financial Corp/Old (Sub Note)	7.750	09/15/24	A2	3,042
3,000,000		Sovereign Bank	4.000	02/01/08	Baa1	2,965
6,000,000		State Street Corp (Sub Note)	7.650	06/15/10	A2	6,714
1,475,000		SunTrust Banks, Inc (Deb)	6.000	01/15/28	N/R	1,585
10,228,000		SunTrust Banks, Inc (Sub Note)	6.000	02/15/26	A1	10,955

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

		MATURITY	MOODYS	VALUE
PRINCIPAL	RATE	DATE	RATING +	(000)

$ 1,820,000		Union Planters Bank NA	5.125	06/15/07	Aa3	$1,836
4,750,000		UnionBanCal Corp (Sr Note)	5.750	12/01/06	A2	4,796
3,560,000		UnionBanCal Corp (Sub Note)	5.250	12/16/13	A3	3,577
5,000,000		US Bancorp (Sr Note)	4.500	07/29/10	Aa2	4,950
1,112,000		US Bank NA (Sub Note)	6.375	08/01/11	Aa2	1,198
3,000,000		US Bank NA (Sub Note)	6.300	02/04/14	Aa2	3,278
5,000,000		Washington Mutual Bank	3.936	08/25/08	A2	5,002
3,000,000		Washington Mutual Bank FA (Sub Note)	5.650	08/15/14	A3	3,087
2,000,000		Webster Bank (Sub Note)	5.875	01/15/13	Baa3	2,059
5,000,000		Wells Fargo & Co	3.970	09/15/09	Aa1	5,007
5,000,000	e	Wells Fargo & Co (Sr Unsecured Note)	4.625	08/09/10	Aa1	4,975
5,000,000		World Savings Bank FSB	3.984	09/16/09	Aa3	5,004
3,000,000		Zions Bancorporation (Sub Note)	6.000	09/15/15	Baa1	3,168

		TOTAL DEPOSITORY INSTITUTIONS				151,360

EATING AND DRINKING PLACES - 0.07%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,257

		TOTAL EATING AND DRINKING PLACES				5,257

ELECTRIC, GAS, AND SANITARY SERVICES - 0.52%
5,000,000		Atmos Energy Corp (Sr Note)	5.125	01/15/13	Baa3	4,969
5,000,000		Energen Corp (Sr Note)	4.140	11/15/07	Baa2	5,003
5,000,000		Idaho Power Co (First Mortgage Bond)	6.000	11/15/32	A3	5,391
5,000,000		KeySpan Corp	4.900	05/16/08	A3	5,021
5,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	5,037
1,000,000		Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	984
2,185,000		Pedernales Electric Cooperative (First Mortgage Bond)	6.202	11/15/32	N/R	2,427
5,000,000		UGI Utilities, Inc	7.250	11/01/17	A3	5,679
5,000,000		Washington Gas Light (Unsecured Note)	5.440	08/11/25	A2	5,000

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				39,511

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.06%
4,000,000		Emerson Electric Co	5.750	11/01/11	A2	4,179

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				4,179

FABRICATED METAL PRODUCTS - 0.04%
3,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	3,085

		TOTAL FABRICATED METAL PRODUCTS				3,085

FOOD AND KINDRED PRODUCTS - 0.54%
5,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	4,960
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	5,012
5,000,000		Coca-Cola Enterprises, Inc (Deb)	8.500	02/01/22	A2	6,612

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 5,000,000		General Mills, Inc	5.125	02/15/07	Baa2	$5,028
2,500,000		Hershey Co	4.850	08/15/15	A1	2,493
4,000,000		HJ Heinz Finance Co (Guarantee Note)	6.625	07/15/11	A3	4,339
5,000,000		Kellogg Co	6.600	04/01/11	Baa1	5,437
5,000,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	4,936
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,460

		TOTAL FOOD AND KINDRED PRODUCTS				41,277

FOOD STORES - 0.07%
5,000,000		Kroger Co (Guarantee Note)	8.050	02/01/10	Baa2	5,513

		TOTAL FOOD STORES				5,513

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,951

		TOTAL FURNITURE AND FIXTURES				3,951

GENERAL BUILDING CONTRACTORS - 0.20%
2,000,000		Centex Corp	5.450	08/15/12	Baa2	1,980
1,000,000		Centex Corp	5.250	06/15/15	Baa2	957
5,000,000		Lennar Corp (Sr Note)	5.125	10/01/10	Baa3	4,953
3,000,000	g	M/I Homes, Inc (Sr Note)	6.875	04/01/12	Ba2	2,805
3,000,000		MDC Holdings, Inc (Sr Note)	5.375	07/01/15	Baa3	2,857
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,954

		TOTAL GENERAL BUILDING CONTRACTORS				15,506

GENERAL MERCHANDISE STORES - 0.01%
1,000,000		Target Corp	4.000	06/15/13	A2	945

		TOTAL GENERAL MERCHANDISE STORES				945

HOLDING AND OTHER INVESTMENT OFFICES - 0.30%
5,000,000		AvalonBay Communities, Inc (Sr Unsecured Note)	6.625	09/15/11	Baa1	5,390
2,000,000		EOP Operating Lp (Guarantee Note)	5.875	01/15/13	Baa2	2,084
5,711,000		Healthcare Realty Trust, Inc (Sr Note)	8.125	05/01/11	Baa3	6,431
2,500,000		iStar Financial, Inc (Sr Unsecured Note)	5.375	04/15/10	Baa3	2,503
2,500,000		Pan Pacific Retail Properties, Inc	5.250	09/01/15	Baa2	2,472
2,000,000		Simon Property Group Lp	5.100	06/15/15	Baa1	1,958
2,000,000		Vornado Realty Lp	5.625	06/15/07	Baa2	2,021

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				22,859

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.29%
$ 5,880,000		Deere & Co (Deb)	8.500	01/09/22	A3	$7,913
5,000,000		Hewlett-Packard Co	6.500	07/01/12	A3	5,431
4,000,000	g	IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	3,922
3,000,000		International Business Machines Corp (Deb)	6.220	08/01/27	A1	3,287
1,255,000		Smith International, Inc (Sr Note)	7.000	09/15/07	Baa1	1,302

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				21,855

INSTRUMENTS AND RELATED PRODUCTS - 0.32%
5,000,000		Beckman Coulter, Inc (Sr Note)	6.875	11/15/11	Baa3	5,459
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,905
5,000,000		Boston Scientific Corp	5.450	06/15/14	Baa1	5,080
3,500,000	g	Medtronic, Inc	4.750	09/15/15	A1	3,457
3,000,000		Thermo Electron Corp	7.625	10/30/08	Baa1	3,226
2,000,000		Thermo Electron Corp	5.000	06/01/15	Baa1	1,951

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				24,078

INSURANCE CARRIERS - 0.80%
2,000,000		American International Group, Inc	5.050	10/01/15	Aa2	1,991
3,000,000		Chubb Corp (Sr Note)	5.200	04/01/13	A2	3,036
3,500,000		Cincinnati Financial Corp (Sr Note)	6.125	11/01/34	A2	3,636
3,000,000		First American Corp	5.700	08/01/14	Baa2	3,012
5,000,000	g,h	Health Care Service Corp	7.750	06/15/11	A2	5,727
1,200,000	g	Jackson National Life Global Funding (Secured Note)	6.125	05/30/12	A1	1,285
5,000,000		Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	N/R	4,998
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa3	2,209
4,000,000		Lincoln National Corp	5.250	06/15/07	A3	4,040
3,000,000		Markel Corp (Sr Note)	7.350	08/15/34	Baa3	3,219
2,000,000	e	Markel Corp (Sr Unsecured Note)	6.800	02/15/13	Baa3	2,103
2,500,000		Nationwide Financial Services	5.100	10/01/15	A3	2,458
2,000,000	g	Nationwide Life Global Funding I	2.750	05/15/07	Aa3	1,934
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aa1	4,975
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,432
2,500,000		Protective Life Secured Trust	4.850	08/16/10	Aa3	2,506
2,500,000		Protective Life Secured Trust	4.000	04/01/11	Aa3	2,394
5,000,000		UnitedHealth Group, Inc	3.375	08/15/07	A2	4,889
3,000,000		WellPoint, Inc	4.250	12/15/09	Baa1	2,937

		TOTAL INSURANCE CARRIERS				60,781

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
3,000,000		Blyth, Inc (Sr Note)	5.500	11/01/13	Baa3	2,636

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,636

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

MISCELLANEOUS RETAIL - 0.06%
$ 4,855,443	g	CVS Corp (Pass Thru Certs)	5.298	01/11/27	A3	$4,902

		TOTAL MISCELLANEOUS RETAIL				4,902

MOTION PICTURES - 0.19%
6,000,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	6,279
3,000,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	3,277
5,000,000		Walt Disney Co	5.500	12/29/06	Baa1	5,049

		TOTAL MOTION PICTURES				14,605

NONDEPOSITORY INSTITUTIONS - 0.64%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	4,103
5,000,000	h,v	American Express Credit Corp (Sr Note)	4.010	10/04/10	Aa3	5,000
5,000,000		Capital One Financial Corp	5.500	06/01/15	Baa3	5,034
4,000,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	3,960
2,500,000		Countrywide Home Loans, Inc (Guarantee Note)	4.000	03/22/11	A3	2,373
2,000,000		John Deere Capital Corp (Sr Note)	4.500	08/25/08	A3	1,990
5,000,000	g	MBNA Europe Funding plc (Guarantee Note)	3.876	09/07/07	Baa1	4,998
5,000,000	h	Popular North America, Inc (Sr Note)	3.875	10/01/08	A3	4,859
1,500,000		Prudential Funding LLC	6.600	05/15/08	A1	1,580
5,000,000		SLM Corp	3.811	07/27/09	A2	4,996
5,000,000		SLM Corp	4.500	07/26/10	A2	4,927
5,000,000		Svensk Exportkredit AB (Sr Unsecured Note)	4.125	10/15/08	Aa1	4,955

		TOTAL NONDEPOSITORY INSTITUTIONS				48,775

OIL AND GAS EXTRACTION - 0.42%
5,000,000		Anadarko Finance Co (Guarantee Note)	7.500	05/01/31	Baa1	6,176
7,000,000	v	Cal Dive International, Inc	4.930	02/01/27	N/R	7,000
2,500,000	g	Chesapeake Energy Corp (Sr Unsecured Note)	6.500	08/15/17	Ba2	2,544
5,000,000	g	Eog Resources Canada, Inc (Guarantee Note)	4.750	03/15/14	Baa1	4,887
1,000,000		EOG Resources, Inc	6.000	12/15/08	Baa1	1,030
2,000,000		Equitable Resources, Inc (Sr Note)	5.000	10/01/15	A2	1,991
3,900,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	3,864
2,000,000		Valero Logistics Operations Lp (Guarantee Note)	6.050	03/15/13	Baa3	2,078
2,000,000		XTO Energy, Inc (Sr Unsecured Note)	5.300	06/30/15	Baa3	2,002

		TOTAL OIL AND GAS EXTRACTION				31,572

OTHER MORTGAGE BACKED SECURITIES - 1.26%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	N/R	6,060
10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,886
3,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	N/R	3,008
8,370,000	h	Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.332	09/10/15	Aaa	8,412
12,000,000	h	Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	11,873
2,500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	2,478

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 4,966,994	h	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	$4,961
1,491,302		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	N/R	1,505
9,762,063		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	9,884
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,025
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	9,158
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	3,061
3,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	2,984
7,047,312		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	7,114
10,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	N/R	10,145
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	4,001

		TOTAL OTHER MORTGAGE BACKED SECURITIES				95,555

PAPER AND ALLIED PRODUCTS - 0.16%
5,000,000		Bemis Co (Sr Sub Note)	4.875	04/01/12	Baa1	4,917
5,000,000		Kimberly-Clark Corp	5.000	08/15/13	Aa2	5,033
2,000,000		Rock-Tenn Co (Sr Note)	8.200	08/15/11	Ba3	2,045

		TOTAL PAPER AND ALLIED PRODUCTS				11,995

PETROLEUM AND COAL PRODUCTS - 0.06%
5,000,000		Sunoco, Inc (Sr Note)	4.875	10/15/14	Baa2	4,892

		TOTAL PETROLEUM AND COAL PRODUCTS				4,892

PIPELINES, EXCEPT NATURAL GAS - 0.04%
2,500,000		Kinder Morgan Energy Partners Lp (Sr Note)	7.300	08/15/33	Baa1	2,913

		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,913

PRIMARY METAL INDUSTRIES - 0.07%
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,408

		TOTAL PRIMARY METAL INDUSTRIES				5,408

PRINTING AND PUBLISHING - 0.10%
5,000,000		Dow Jones & Co, Inc (Sr Note)	3.875	02/15/08	A2	4,923
3,000,000		EW Scripps Co (Sr Note)	4.300	06/30/10	A2	2,933

		TOTAL PRINTING AND PUBLISHING				7,856

RAILROAD TRANSPORTATION - 0.07%
185,000		Norfolk Southern Corp (Sr Note)	7.800	05/15/27	Baa1	235
4,815,000		Norfolk Southern Corp (Sr Unsecured Note)	5.640	05/17/29	Baa1	4,824

		TOTAL RAILROAD TRANSPORTATION				5,059

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

SECURITY AND COMMODITY BROKERS - 0.32%
$ 3,000,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	$2,956
2,500,000		Goldman Sachs Group, Inc	6.875	01/15/11	Aa3	2,721
2,000,000		Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	2,084
5,000,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	4,984
2,000,000		Nuveen Investments, Inc (Sr Note)	5.500	09/15/15	Baa3	1,985
9,845,080	g	US Trade Funding Corp (Guarantee Note)	4.260	11/15/14	N/R	9,683

		TOTAL SECURITY AND COMMODITY BROKERS				24,413

TRANSPORTATION BY AIR - 0.10%
5,000,000		JetBlue Airways Corp (Pass Thru Certs)	4.240	11/15/16	Aaa	4,904
3,000,000	e	Southwest Airlines Co (Sr Unsecured Note)	5.125	03/01/17	Baa1	2,823

		TOTAL TRANSPORTATION BY AIR				7,727

TRANSPORTATION EQUIPMENT - 0.08%
5,000,000		Harsco Corp (Sr Note)	5.125	09/15/13	A3	5,015
1,000,000		Union Tank CAR Co (Secured Note)	6.790	05/01/10	A1	1,082

		TOTAL TRANSPORTATION EQUIPMENT				6,097

TRANSPORTATION SERVICES - 0.07%
1,937,944		GATX Corp (Pass Thru Certs)	5.697	01/02/25	Baa2	1,915
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	Aaa	3,097

		TOTAL TRANSPORTATION SERVICES				5,012

WHOLESALE TRADE-DURABLE GOODS - 0.05%
4,000,000		Johnson & Johnson (Deb)	4.950	05/15/33	Aaa	3,897

		TOTAL WHOLESALE TRADE-DURABLE GOODS				3,897

WHOLESALE TRADE-NONDURABLE GOODS - 0.04%
3,000,000		Sysco Corp (Sr Note)	5.375	09/21/35	A1	2,987

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,987

		TOTAL CORPORATE BONDS				850,510
		(Cost $848,377)

GOVERNMENT BONDS - 27.87%

AGENCY SECURITIES - 7.35%
20,000,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	19,638
20,000,000		Federal Farm Credit Bank (FFCB)	4.700	08/10/15	Aaa	20,041
5,340,000		Federal Farm Credit Bank (FFCB)	5.250	08/13/19	Aaa	5,534

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS	VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 2,000,000		Federal Farm Credit Bank (FFCB)	4.875	07/20/23	Aaa	$1,972
2,750,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	11/28/06	Aaa	2,691
4,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	3,973
9,250,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/01/08	Aaa	9,047
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	5,871
13,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	12,656
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.875	06/15/08	Aaa	14,794
19,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	09/15/08	Aaa	18,938
11,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	12,093
16,600,000	e	Federal Home Loan Mortgage Corp (FHLMC)	4.125	07/12/10	Aaa	16,317
8,000,000	e	Federal Home Loan Mortgage Corp (FHLMC)	6.875	09/15/10	Aaa	8,821
21,910,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	23,076
11,200,000		Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	11,431
15,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	07/15/14	Aaa	15,900
4,500,000	e	Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	Aaa	4,399
13,471,000		Federal National Mortgage Association (FNMA)	6.000	12/15/05	Aaa	13,523
50,000,000	d	Federal National Mortgage Association (FNMA)	3.125	07/15/06	Aaa	49,543
10,000,000		Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	9,924
6,000,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	5,930
17,225,000		Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	16,680
10,000,000		Federal National Mortgage Association (FNMA)	2.600	04/28/09	Aaa	9,908
39,500,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	43,806
5,000,000		Federal National Mortgage Association (FNMA)	6.625	11/15/10	Aaa	5,469
20,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/11	Aaa	21,399
4,000,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	3,869
15,000,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	15,351
3,236,700		Federal National Mortgage Association (FNMA)	4.530	10/01/14	N/R	3,173
16,570,000		Federal National Mortgage Association (FNMA)	5.240	08/07/18	Aaa	16,779
12,000,000		Government National Mortgage Association (GNMA)	4.385	08/16/30	N/R	11,832
6,082,000		Hydro Quebec	8.400	01/15/22	A1	8,296
5,061,662	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	5,143
5,063,381	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	5,144
1,586,685	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	1,612
2,231,261	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	2,267
23,053,496	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	23,423
11,689,749	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	11,877
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	10,774
7,710,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	7,429
9,416,055		Overseas Private Investment Corp	3.740	04/15/15	N/R	9,071
4,000,000		Private Export Funding Corp	5.340	03/15/06	Aaa	4,022
5,800,000		Private Export Funding Corp	4.974	08/15/13	Aaa	5,932
5,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	4,922
20,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	22,751

		TOTAL AGENCY SECURITIES				557,041

FOREIGN GOVERNMENT BONDS - 0.96%
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,439
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,908
3,988,000	j	Government Trust Certificate	0.000	11/15/05	N/R	3,971
5,150,000	j	Government Trust Certificate	0.000	05/15/06	N/R	5,022

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

		MATURITY	MOODYS	VALUE
PRINCIPAL	RATE	DATE	RATING +	(000)

$ 1,500,000		Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaa	$1,451
3,000,000	e	Italy Government International Bond	4.500	01/21/15	N/R	2,931
4,750,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	4,744
5,000,000	e	Province of Ontario	4.500	02/03/15	Aa2	4,929
10,000,000		Province of Quebec Canada	4.600	05/26/15	A1	9,833
5,000,000		Province of Quebec Canada (Deb)	7.500	09/15/29	A1	6,628
20,000,000		Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa2	23,542

		TOTAL FOREIGN GOVERNMENT BONDS				72,398

MORTGAGE BACKED SECURITIES - 13.68%
8,008,159		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		8,044
5,108,032		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		5,179
12,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/14/05		11,726
339,309		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		349
996,595		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		1,029
1,381,645		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		1,420
3,787,257		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		3,780
7,742,898		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		7,595
9,552,130		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		9,370
10,253,918		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		10,059
12,037,525		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		11,796
5,150,868	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		5,228
4,492,201		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		4,482
920,134	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		964
49,801		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23		52
649,588	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		693
9,811,569		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		9,984
8,644,560		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		8,654
7,171,452		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		7,179
1,877,791		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,911
2,323,695		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	11/01/33		2,389
19,428,044		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		19,452
33,912,714		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	01/01/34		33,269
3,730,424		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		3,796
6,756,620		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		6,875
3,955,369		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/34		4,068
2,819,537		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		2,821
881,770		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	03/01/35		840
19,557,304		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	04/01/35		18,628
1,960,593		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		1,995
3,409,433		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		3,469
2,539,070		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		2,584
3,558,572		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		3,621
1,508,639		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		1,535
1,541,983		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		1,569
3,592,661		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35		3,594
5,135,374		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/35		5,226
78,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/13/05		79,292
6,000,000	h	Federal National Mortgage Association (FNMA)	6.500	10/13/05		6,174
24,000,000	h	Federal National Mortgage Association (FNMA)	4.000	10/18/05		23,085

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 14,000,000	h	Federal National Mortgage Association (FNMA)	4.500	10/18/05	$13,707
40,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/18/05	40,575
17,445,855		Federal National Mortgage Association (FNMA)	4.660	07/01/10	17,338
24,881,406		Federal National Mortgage Association (FNMA)	4.358	06/01/11	24,480
88,635		Federal National Mortgage Association (FNMA)	7.500	06/01/11	94
19,114		Federal National Mortgage Association (FNMA)	8.000	06/01/11	20
9,819		Federal National Mortgage Association (FNMA)	8.000	06/01/11	11
78,808		Federal National Mortgage Association (FNMA)	8.000	07/01/11	84
8,658		Federal National Mortgage Association (FNMA)	7.500	08/01/11	9
21,431		Federal National Mortgage Association (FNMA)	7.500	09/01/11	23
2,952		Federal National Mortgage Association (FNMA)	7.500	09/01/11	3
2,082		Federal National Mortgage Association (FNMA)	7.500	10/01/11	2
58,565		Federal National Mortgage Association (FNMA)	7.500	10/01/11	62
12,372		Federal National Mortgage Association (FNMA)	7.500	10/01/11	13
483,889		Federal National Mortgage Association (FNMA)	7.000	04/01/12	506
67,691		Federal National Mortgage Association (FNMA)	6.500	09/01/12	70
4,957,679		Federal National Mortgage Association (FNMA)	5.100	04/01/13	4,982
2,911,233		Federal National Mortgage Association (FNMA)	4.440	07/01/13	2,843
5,055,877		Federal National Mortgage Association (FNMA)	4.019	08/01/13	4,826
3,379,890		Federal National Mortgage Association (FNMA)	4.518	05/01/14	3,316
4,471,109		Federal National Mortgage Association (FNMA)	4.265	06/01/14	4,303
24,341		Federal National Mortgage Association (FNMA)	8.500	11/01/14	27
712,528		Federal National Mortgage Association (FNMA)	6.500	10/01/16	737
2,751,234	d	Federal National Mortgage Association (FNMA)	6.500	04/01/17	2,846
4,663,842		Federal National Mortgage Association (FNMA)	6.000	11/01/17	4,798
5,382,877		Federal National Mortgage Association (FNMA)	6.000	11/01/17	5,538
2,909,128		Federal National Mortgage Association (FNMA)	6.000	01/01/18	2,993
1,820,879		Federal National Mortgage Association (FNMA)	6.000	02/01/18	1,873
1,534,309		Federal National Mortgage Association (FNMA)	6.500	02/01/18	1,587
5,053,918		Federal National Mortgage Association (FNMA)	5.500	03/01/18	5,129
13,449,769	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18	13,650
838,103		Federal National Mortgage Association (FNMA)	5.500	04/01/18	851
99,836		Federal National Mortgage Association (FNMA)	5.500	05/01/18	101
18,897,796		Federal National Mortgage Association (FNMA)	5.000	07/01/18	18,861
18,699,571		Federal National Mortgage Association (FNMA)	5.500	11/01/18	18,978
8,007,410		Federal National Mortgage Association (FNMA)	5.000	12/01/18	7,992
6,351,710		Federal National Mortgage Association (FNMA)	5.000	01/01/19	6,339
986,358		Federal National Mortgage Association (FNMA)	6.000	01/01/19	1,011
997,510		Federal National Mortgage Association (FNMA)	6.000	02/01/19	1,023
9,346,476		Federal National Mortgage Association (FNMA)	5.000	03/01/19	9,325
1,081,973		Federal National Mortgage Association (FNMA)	4.500	05/01/19	1,060
95,566		Federal National Mortgage Association (FNMA)	8.000	03/01/23	102
1,456,340		Federal National Mortgage Association (FNMA)	5.500	02/01/24	1,466
246,490		Federal National Mortgage Association (FNMA)	8.000	07/01/24	264
6,156,184		Federal National Mortgage Association (FNMA)	6.500	11/01/32	6,343
774,574		Federal National Mortgage Association (FNMA)	5.000	02/01/33	760
1,865,895		Federal National Mortgage Association (FNMA)	5.500	06/01/33	1,867
1,970,844		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,972
2,281,202		Federal National Mortgage Association (FNMA)	5.500	07/01/33	2,282
3,339,185		Federal National Mortgage Association (FNMA)	4.500	08/01/33	3,190
2,088,534		Federal National Mortgage Association (FNMA)	5.000	08/01/33	2,049
4,613,829		Federal National Mortgage Association (FNMA)	6.000	08/01/33	4,692

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 2,423,952		Federal National Mortgage Association (FNMA)	5.000	10/01/33	$2,379
2,305,829		Federal National Mortgage Association (FNMA)	5.000	10/01/33	2,263
52,153,718		Federal National Mortgage Association (FNMA)	5.000	11/01/33	51,176
3,004,589		Federal National Mortgage Association (FNMA)	5.000	11/01/33	2,948
2,830,366		Federal National Mortgage Association (FNMA)	5.500	11/01/33	2,832
3,141,964		Federal National Mortgage Association (FNMA)	5.500	11/01/33	3,143
3,886,645		Federal National Mortgage Association (FNMA)	5.500	11/01/33	3,888
962,261		Federal National Mortgage Association (FNMA)	5.500	11/01/33	963
4,394,979		Federal National Mortgage Association (FNMA)	5.500	11/01/33	4,397
3,292,345		Federal National Mortgage Association (FNMA)	5.500	11/01/33	3,294
25,544,472	d	Federal National Mortgage Association (FNMA)	5.500	11/01/33	25,556
1,031,048		Federal National Mortgage Association (FNMA)	5.500	12/01/33	1,032
731,391		Federal National Mortgage Association (FNMA)	5.500	12/01/33	732
1,966,388		Federal National Mortgage Association (FNMA)	5.500	12/01/33	1,967
2,498,150		Federal National Mortgage Association (FNMA)	5.500	01/01/34	2,499
8,562,558		Federal National Mortgage Association (FNMA)	6.500	01/01/34	8,827
1,007,626		Federal National Mortgage Association (FNMA)	5.000	03/01/34	989
2,197,723		Federal National Mortgage Association (FNMA)	5.000	03/01/34	2,157
867,432		Federal National Mortgage Association (FNMA)	5.000	03/01/34	851
774,237		Federal National Mortgage Association (FNMA)	5.000	03/01/34	760
2,803,700		Federal National Mortgage Association (FNMA)	4.350	03/25/34	2,716
6,579,964		Federal National Mortgage Association (FNMA)	5.000	04/01/34	6,450
17,994,029		Federal National Mortgage Association (FNMA)	5.500	04/01/34	18,002
1,589,388		Federal National Mortgage Association (FNMA)	4.500	05/01/34	1,517
92,866		Federal National Mortgage Association (FNMA)	4.500	05/01/34	89
80,504		Federal National Mortgage Association (FNMA)	4.500	05/01/34	77
87,875		Federal National Mortgage Association (FNMA)	4.500	06/01/34	84
130,987		Federal National Mortgage Association (FNMA)	4.500	06/01/34	125
85,535		Federal National Mortgage Association (FNMA)	4.500	06/01/34	82
354,541		Federal National Mortgage Association (FNMA)	4.500	06/01/34	338
220,058		Federal National Mortgage Association (FNMA)	4.500	07/01/34	210
267,429		Federal National Mortgage Association (FNMA)	4.500	07/01/34	255
76,952		Federal National Mortgage Association (FNMA)	4.500	07/01/34	73
127,432		Federal National Mortgage Association (FNMA)	4.500	08/01/34	122
1,941,011		Federal National Mortgage Association (FNMA)	4.500	08/01/34	1,853
1,258,594		Federal National Mortgage Association (FNMA)	6.500	08/01/34	1,295
118,308		Federal National Mortgage Association (FNMA)	4.500	09/01/34	113
7,209,722		Federal National Mortgage Association (FNMA)	6.500	09/01/34	7,421
17,790,940		Federal National Mortgage Association (FNMA)	5.000	11/01/34	17,457
19,402,454		Federal National Mortgage Association (FNMA)	5.500	01/01/35	19,404
5,769,144		Federal National Mortgage Association (FNMA)	5.500	01/01/35	5,770
46,057,887		Federal National Mortgage Association (FNMA)	5.500	02/01/35	46,061
6,845,733		Federal National Mortgage Association (FNMA)	5.000	02/25/35	6,833
994,311		Federal National Mortgage Association (FNMA)	5.500	03/01/35	994
15,149,939		Federal National Mortgage Association (FNMA)	5.500	04/01/35	15,148
3,627,166		Federal National Mortgage Association (FNMA)	5.500	04/01/35	3,627
4,424,127		Federal National Mortgage Association (FNMA)	5.500	04/01/35	4,424
3,481,095		Federal National Mortgage Association (FNMA)	5.500	04/01/35	3,481
39,185,087		Federal National Mortgage Association (FNMA)	5.500	04/01/35	39,180
6,841,871		Federal National Mortgage Association (FNMA)	5.500	05/01/35	6,841
1,462,526		Federal National Mortgage Association (FNMA)	5.500	05/01/35	1,462
1,174,057		Federal National Mortgage Association (FNMA)	5.500	05/01/35	1,174

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 1,457,663		Federal National Mortgage Association (FNMA)	5.500	05/01/35	$1,457
5,655,230		Federal National Mortgage Association (FNMA)	5.500	06/01/35	5,654
4,459,324		Federal National Mortgage Association (FNMA)	5.500	06/01/35	4,459
4,552,516		Federal National Mortgage Association (FNMA)	5.500	06/01/35	4,552
747,821	h	Federal National Mortgage Association (FNMA)	7.500	06/01/35	791
1,501,298		Federal National Mortgage Association (FNMA)	6.000	07/01/35	1,527
10,000,000	h,v	Federal National Mortgage Association (FNMA)	5.000	09/01/35	9,791
16,295,910	h	Federal National Mortgage Association (FNMA)	6.000	10/01/35	16,572
12,000,000	h	Government National Mortgage Association (GNMA)	5.500	10/20/05	12,109
11,247		Government National Mortgage Association (GNMA)	8.500	09/15/09	12
57,375		Government National Mortgage Association (GNMA)	8.500	10/15/09	61
8,564		Government National Mortgage Association (GNMA)	8.500	12/15/09	9
312,855		Government National Mortgage Association (GNMA)	9.000	12/15/09	330
4,967,197		Government National Mortgage Association (GNMA)	5.220	04/15/15	4,997
256,885		Government National Mortgage Association (GNMA)	9.000	12/15/17	280
8,810		Government National Mortgage Association (GNMA)	9.000	08/15/20	10
174,192		Government National Mortgage Association (GNMA)	8.000	06/15/22	187
66,462		Government National Mortgage Association (GNMA)	6.500	08/15/23	69
58,197		Government National Mortgage Association (GNMA)	6.500	08/15/23	61
54,503		Government National Mortgage Association (GNMA)	6.500	09/15/23	57
10,000,000		Government National Mortgage Association (GNMA)	4.500	11/16/29	9,766
726,205	d	Government National Mortgage Association (GNMA)	6.500	05/20/31	752
245,527		Government National Mortgage Association (GNMA)	5.000	06/20/33	243
6,247,503		Government National Mortgage Association (GNMA)	5.500	09/15/33	6,311
16,036,147		Government National Mortgage Association (GNMA)	5.000	10/15/33	15,894
3,395,065	h	Government National Mortgage Association (GNMA)	5.500	11/20/33	3,423
235,707		Government National Mortgage Association (GNMA)	5.000	03/20/34	233
3,864,186		Government National Mortgage Association (GNMA)	5.000	06/20/34	3,814
365,608		Government National Mortgage Association (GNMA)	5.000	07/20/34	361
2,707,739		Government National Mortgage Association (GNMA)	5.000	02/20/35	2,673
11,540,040		Government National Mortgage Association (GNMA)	5.000	03/20/35	11,390
2,853,161		Government National Mortgage Association (GNMA)	5.500	03/20/35	2,876

		TOTAL MORTGAGE BACKED SECURITIES			1,036,801

MUNICIPAL BONDS - 0.32%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,880
4,000,000		City of Dallas TX	5.078	02/15/22	3,985
5,345,000		City of Pembroke Pines FL	4.750	10/01/19	5,139
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,408
5,000,000		New York City Housing Development Corp	4.660	11/01/10	4,962

		TOTAL MUNICIPAL BONDS			24,374

U.S. TREASURY SECURITIES - 5.56%
5,000,000	e	United States Treasury Bond	5.750	08/15/10	5,333
29,860,000	e	United States Treasury Bond	4.125	05/15/15	29,345
16,420,000	e,h	United States Treasury Bond	4.250	08/15/15	16,317
97,975,000	e	United States Treasury Bond	8.000	11/15/21	135,659
22,540,000	e	United States Treasury Bond	5.375	02/15/31	25,266

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 16,677,920	k	United States Treasury Inflation Indexed Bond	3.875	01/15/09	$18,103
20,000,000	e	United States Treasury Note	1.625	02/28/06	19,820
11,200,000	e	United States Treasury Note	2.750	06/30/06	11,095
69,950,000	e	United States Treasury Note	2.375	08/15/06	68,937
2,850,000	e	United States Treasury Note	2.500	09/30/06	2,805
1,000,000	e	United States Treasury Note	2.625	11/15/06	984
3,110,000	e	United States Treasury Note	3.000	12/31/06	3,066
6,100,000	e	United States Treasury Note	3.125	01/31/07	6,019
10,440,000	e	United States Treasury Note	3.750	03/31/07	10,373
3,750,000	e	United States Treasury Note	3.625	04/30/07	3,719
1,600,000	e	United States Treasury Note	3.625	06/30/07	1,585
1,400,000	e	United States Treasury Note	3.875	07/31/07	1,393
2,950,000	e	United States Treasury Note	2.750	08/15/07	2,876
1,000,000	e	United States Treasury Note	3.000	11/15/07	977
6,130,000	e	United States Treasury Note	3.375	02/15/08	6,020
8,440,000	e	United States Treasury Note	3.750	05/15/08	8,350
3,000,000	e	United States Treasury Note	4.125	08/15/08	2,996
8,100,000		United States Treasury Note	3.500	02/15/10	8,027
12,905,000	e	United States Treasury Note	4.125	08/15/10	12,849
20,000,000	h	United States Treasury Note	3.875	09/15/10	19,719

		TOTAL U.S. TREASURY SECURITIES			421,633

		TOTAL GOVERNMENT BONDS			2,112,247
		(Cost $2,124,912)

		TOTAL BONDS			2,962,757
		(Cost $2,973,289)

SHARES

PREFERRED STOCKS - 0.00%

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
150		Simon Property Group Lp			9

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			9

		TOTAL PREFERRED STOCKS			9
		(Cost $7)

COMMON STOCKS - 59.60%

AMUSEMENT AND RECREATION SERVICES - 0.00%
3,600	e	International Speedway Corp (Class A)			189
11,648	e*	Sunterra Corp			153

		TOTAL AMUSEMENT AND RECREATION SERVICES			342

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

APPAREL AND ACCESSORY STORES - 0.39%
74,770	e	American Eagle Outfitters, Inc	$1,759
750	e*	AnnTaylor Stores Corp	20
35,889	e	Bebe Stores, Inc	628
10,900		Burlington Coat Factory Warehouse Corp	415
3,700	e*	Casual Male Retail Group, Inc	26
21,300	e	Cato Corp (Class A)	425
67,100	e*	Chico's FAS, Inc	2,469
66,908		Foot Locker, Inc	1,468
360,130	e	Gap, Inc	6,277
137,761	e*	Kohl's Corp	6,913
176,220	e	Limited Brands, Inc	3,600
126,438		Nordstrom, Inc	4,339
38,284	e	Ross Stores, Inc	907
24,120	*	Wilsons The Leather Experts, Inc	147

		TOTAL APPAREL AND ACCESSORY STORES	29,393

APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
3,800	e*	Gymboree Corp	52
32,316	e*	Hartmarx Corp	212
48,512	e*	Innovo Group, Inc	96
7,400	e	Kellwood Co	191
43,154	e	Liz Claiborne, Inc	1,697
21,971		Russell Corp	308

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,556

AUTO REPAIR, SERVICES AND PARKING - 0.02%
24,600	e	Bandag, Inc	1,054
20,795	*	Midas, Inc	414
3,400	e	Ryder System, Inc	116

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,584

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
900	e*	Advance Auto Parts	35
23,591	e*	Autozone, Inc	1,964
27,200	e*	Carmax, Inc	850
14,532	*	Copart, Inc	347

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,196

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.84%
7,955	e	Fastenal Co	486
1,004,126		Home Depot, Inc	38,297
383,054	e	Lowe's Cos, Inc	24,669

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	63,452

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

BUSINESS SERVICES - 3.83%
213,900	e*	3Com Corp	$873
4,500	e	Administaff, Inc	179
176,562	e	Adobe Systems, Inc	5,270
15,700	e*	Agile Software Corp	113
66,744	e*	Akamai Technologies, Inc	1,065
15,325	e*	aQuantive, Inc	309
12,367	e*	Arbinet-thexchange, Inc	89
49,392	e*	Ariba, Inc	282
30,351	e*	Audible, Inc	373
99,115	e*	Autobytel, Inc	497
70,407	e	Autodesk, Inc	3,270
427,650		Automatic Data Processing, Inc	18,406
32,485	e*	Bankrate, Inc	891
89,457	e*	BEA Systems, Inc	803
28,252	e*	BISYS Group, Inc	379
12,256	e*	Blue Coat Systems, Inc	533
35,799	e*	BMC Software, Inc	755
60,862	e*	Cadence Design Systems, Inc	984
71,007	*	Ceridian Corp	1,473
9,200	e*	Checkfree Corp	348
17,571	e*	Citrix Systems, Inc	442
34,118	e*	Click Commerce, Inc	625
214,916	e*	CMGI, Inc	359
72,373	e*	CNET Networks, Inc	982
99,628	e*	Cogent Communications Group, Inc	486
4,800		Cognex Corp	144
60,912	*	Cognizant Technology Solutions Corp	2,838
89,838	e*	Compuware Corp	853
104,201	e*	Convergys Corp	1,497
6,200	*	CSG Systems International, Inc	135
19,671	e*	Cybersource Corp	129
26,300		Deluxe Corp	1,056
2,603	e*	Digital River, Inc	91
75,453	e*	DST Systems, Inc	4,137
21,400	e*	Earthlink, Inc	229
415,844	e*	eBay, Inc	17,133
8,599	*	eFunds Corp	162
90,878	*	Electronic Arts, Inc	5,170
368,927	e	Electronic Data Systems Corp	8,279
4,175	e*	Equinix, Inc	174
4,310	*	Escala Group, Inc	72
1,800	e*	eSpeed, Inc (Class A)	14
17,086	e*	F5 Networks, Inc	743
11,850	e	Fair Isaac Corp	531
107,614	e*	Fiserv, Inc	4,936
14,043	e*	Gartner, Inc (Class A)	164
12,500	e*	Getty Images, Inc	1,076
54,908	*	Google, Inc (Class A)	17,376
2,800	*	Hudson Highland Group, Inc	70
2,600	*	iGate Corp	9
123,843		IMS Health, Inc	3,117

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

9,400	e*	Informatica Corp	$113
161,078	e*	Innovative Solutions & Support, Inc	2,502
8,109	e*	Internet Security Systems, Inc	195
4,432	e*	Interwoven, Inc	36
3,900	*	Intrado, Inc	70
54,832	*	Intuit, Inc	2,457
37,000	e*	Ipass, Inc	199
39,174	e*	Iron Mountain, Inc	1,438
78,613	e*	iVillage, Inc	571
25,783	e	Jack Henry & Associates, Inc	500
175,353	e*	Juniper Networks, Inc	4,172
7,057	e*	Jupitermedia Corp	125
3,011	e*	Kforce, Inc	31
30,399	e*	Lamar Advertising Co	1,379
53,370	e*	Lionbridge Technologies	360
27,204	*	Macromedia, Inc	1,106
6,548	e	Manpower, Inc	291
15,736	e*	Marchex, Inc	261
69,719	e*	Matrixone, Inc	367
38,313	*	Mercury Interactive Corp	1,517
3,840,893	e	Microsoft Corp	98,826
46,510	*	Monster Worldwide, Inc	1,428
2,900	e	NDCHealth Corp	55
2,000	e*	Netratings, Inc	30
220,909	*	NIC, Inc	1,447
222,200	e*	Novell, Inc	1,655
124,709		Omnicom Group, Inc	10,429
6,600	*	Online Resources Corp	70
1,498,149	*	Oracle Corp	18,562
33,209	e*	Packeteer, Inc	417
11,400	e*	Parametric Technology Corp	79
16,200	e*	Pegasystems, Inc	97
19,700	e*	Perot Systems Corp (Class A)	279
28,034	e*	Pixar	1,248
1,500	e*	Radisys Corp	29
32,799	e*	Red Hat, Inc	695
64,008		Robert Half International, Inc	2,278
4,600	e*	RSA Security, Inc	58
26,353	e*	Sapient Corp	165
1,300	e*	Secure Computing Corp	15
156,600	e	Siebel Systems, Inc	1,618
6,300	*	SonicWALL, Inc	40
40,437	*	Spherion Corp	307
9,750		SS&C Technologies, Inc	357
3,800		Startek, Inc	50
2,700	e*	Stellent, Inc	23
1,543,479	e*	Sun Microsystems, Inc	6,050
1,300	e*	SYKES Enterprises, Inc	15
368,154	*	Symantec Corp	8,342
13,290	*	Synopsys, Inc	251
9,384	*	TeleTech Holdings, Inc	94
35,400	*	TIBCO Software, Inc	296

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

94,572	e	Total System Services, Inc	$2,205
19,460	e*	Travelzoo, Inc	432
55,752	e*	Unisys Corp	370
21,267		United Online, Inc	295
7,706	e*	United Rentals, Inc	152
13,535	*	Universal Compression Holdings, Inc	538
32,414	e*	Vasco Data Security International	294
7,496	e*	Ventiv Health, Inc	197
126,642	*	VeriSign, Inc	2,706
8,300	*	WebEx Communications, Inc	203
3,800	e*	Wind River Systems, Inc	49

		TOTAL BUSINESS SERVICES	290,357

CHEMICALS AND ALLIED PRODUCTS - 5.05%
242,398	e*	Aastrom Biosciences, Inc	570
20,443	e*	Abgenix, Inc	259
23,736	e*	Adolor Corp	254
240,826		Air Products & Chemicals, Inc	13,279
4,000	e*	Albany Molecular Research, Inc	49
8,770	*	Alexion Pharmaceuticals, Inc	243
6,874	e*	Alkermes, Inc	115
31,521	*	American Pharmaceutical Partners, Inc	1,439
640,329	e*	Amgen, Inc	51,015
12,652	e*	Arena Pharmaceuticals, Inc	125
4,700	*	Arqule, Inc	37
4,001	*	Array Biopharma, Inc	29
7,705	e*	Atherogenics, Inc	124
20,827	e*	AVANIR Pharmaceuticals	64
136,200	e	Avery Dennison Corp	7,136
203,200	e	Avon Products, Inc	5,486
77,934	*	Barr Pharmaceuticals, Inc	4,280
63,884	e*	Bentley Pharmaceuticals, Inc	763
70,160	e*	Bioenvision, Inc	563
141,434	e*	Biogen Idec, Inc	5,584
45,257	e*	BioMarin Pharmaceuticals, Inc	395
60,300		Cabot Corp	1,991
19,166	e*	Cell Genesys, Inc	105
39,717	e*	Cell Therapeutics, Inc	114
11,828	e*	Cephalon, Inc	549
11,600	e*	Charles River Laboratories International, Inc	506
24,996	e*	Chattem, Inc	887
84,244	e	Clorox Co	4,679
258,600		Colgate-Palmolive Co	13,652
27,400	e*	Connetics Corp	463
10,938	*	Cotherix, Inc	153
15,500	e*	Cubist Pharmaceuticals, Inc	334
48,064	e*	Curis, Inc	221
10,381	e*	Cypress Bioscience, Inc	56
3,800		Dade Behring Holdings, Inc	139
56,374	e*	Dendreon Corp	378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

45,503	e	Diagnostic Products Corp	$2,399
15,999	e*	Digene Corp	456
9,791	e*	Discovery Laboratories, Inc	63
84,779	e*	Dov Pharmaceutical, Inc	1,440
349,215	e*	Durect Corp	2,392
7,541	e*	Dusa Pharmaceuticals, Inc	80
196,600	e	Ecolab, Inc	6,277
90,786	e*	Encysive Pharmaceuticals, Inc	1,069
146,300	e	Engelhard Corp	4,083
12,727	e*	EPIX Pharmaceuticals, Inc	98
700		Estee Lauder Cos (Class A)	24
155,208	e*	First Horizon Pharmaceutical Corp	3,084
215,832	e*	Forest Laboratories, Inc	8,411
145,497	*	Genzyme Corp	10,423
22,156	e*	Geron Corp	228
250,086	*	Gilead Sciences, Inc	12,194
499,153		Gillette Co	29,051
41,415		H.B. Fuller Co	1,287
2,500	*	Hi-Tech Pharmacal Co, Inc	75
60,776	*	Human Genome Sciences, Inc	826
35,884	*	Idexx Laboratories, Inc	2,400
30,057	e*	Immucor, Inc	825
47,200	e*	Immunogen, Inc	346
24,513	e*	Inspire Pharmaceuticals, Inc	186
6,900	e*	InterMune, Inc	114
41,681	e*	Inverness Medical Innovations, Inc	1,106
13,585	e*	Invitrogen Corp	1,022
162,950	*	King Pharmaceuticals, Inc	2,506
16,217	e*	Kos Pharmaceuticals, Inc	1,085
32,400	*	KV Pharmaceutical Co (Class A)	576
8,200	e	Lubrizol Corp	355
37,436	e	Mannatech, Inc	444
34,085	e*	Martek Biosciences Corp	1,197
47,348	e*	Medarex, Inc	451
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,935
100,322	*	Medimmune, Inc	3,376
1,207,858		Merck & Co, Inc	32,866
33,600	e*	MGI Pharma, Inc	783
108,616	e*	Millennium Pharmaceuticals, Inc	1,013
1,400	e	Minerals Technologies, Inc	80
256,616	e	Mylan Laboratories, Inc	4,942
3,254	e*	Myogen, Inc	77
76,865	e*	Nabi Biopharmaceuticals	1,007
46,923	e*	Nastech Pharmaceutical Co, Inc	664
7,125	e	Natures Sunshine Products, Inc	166
32,567	e*	NBTY, Inc	765
4,000	e*	Neurocrine Biosciences, Inc	197
34,047	e*	NitroMed, Inc	613
7,009	e*	Northfield Laboratories, Inc	90
36,005	e*	Noven Pharmaceuticals, Inc	504
3,412	e*	NPS Pharmaceuticals, Inc	35
5,567	e*	Nuvelo, Inc	53

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

1,500	e*	OraSure Technologies, Inc	$14
18,505	e*	OSI Pharmaceuticals, Inc	541
119,787	*	Pain Therapeutics, Inc	754
20,700	e*	Par Pharmaceutical Cos, Inc	551
63,742	e*	Penwest Pharmaceuticals Co	1,117
126,765	e	Perrigo Co	1,814
41,695	e*	Pharmion Corp	909
2,200	*	Pioneer Cos, Inc	53
83,891	*	Pozen, Inc	922
248,454	e	Praxair, Inc	11,908
1,246,738		Procter & Gamble Co	74,131
23,666	e*	Progenics Pharmaceuticals, Inc	561
23,161	e*	Protein Design Labs, Inc	649
30,887	e*	Renovis, Inc	418
176,554		Rohm & Haas Co	7,262
34,000	e	RPM International, Inc	626
58,884	e*	Salix Pharmaceuticals Ltd	1,251
55,729	e*	Sepracor, Inc	3,288
86,075	e	Sigma-Aldrich Corp	5,514
156,363	e*	StemCells, Inc	863
41,426	e*	SuperGen, Inc	261
16,038	e*	Tanox, Inc	235
11,300	*	United Therapeutics Corp	789
20,881	e*	USANA Health Sciences, Inc	996
3,800	e	Valspar Corp	85
26,431	e*	Vertex Pharmaceuticals, Inc	591
101,172	e*	Watson Pharmaceuticals, Inc	3,704
52,533	e*	Zymogenetics, Inc	867

		TOTAL CHEMICALS AND ALLIED PRODUCTS	382,449

COMMUNICATIONS - 2.91%
6,097	e	Alaska Communications Systems Group, Inc	70
119,340	e	Alltel Corp	7,770
402,967	e	AT&T Corp	7,979
161,341	e*	Avaya, Inc	1,662
905,929	e	BellSouth Corp	23,826
4,800	e*	Citadel Broadcasting Corp	66
17,100	e	Citizens Communications Co	232
795,457	*	Comcast Corp (Class A)	23,370
365,769	*	Comcast Corp (Special Class A)	10,527
13,409	e*	Dobson Communications Corp (Class A)	103
2,300	*	Entercom Communications Corp	73
12,515	e*	Foundry Networks, Inc	159
88,001	e*	IAC/InterActiveCorp	2,231
7,649	e*	j2 Global Communications, Inc	309
155,164	*	Liberty Global, Inc	4,202
1,840,892	*	Liberty Media Corp (Class A)	14,819
38,748	e*	NCR Corp	1,236
6,200	*	NII Holdings, Inc (Class B)	524
23,261	e*	Novatel Wireless, Inc	337

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

28,235	*	NTL, Inc	$1,886
3,600	e*	Radio One, Inc (Class D)	47
1,600	e*	Regent Communications, Inc	8
1,903,895	e	SBC Communications, Inc	45,636
945,402		Sprint Nextel Corp	22,482
39,962	e*	TiVo, Inc	219
67,126	e*	Univision Communications, Inc (Class A)	1,781
1,412,895		Verizon Communications, Inc	46,187
5,100	e*	West Corp	191
71,693	e*	XM Satellite Radio Holdings, Inc	2,574

		TOTAL COMMUNICATIONS	220,506

DEPOSITORY INSTITUTIONS - 5.39%
150,155	e	AmSouth Bancorp	3,793
3,749		Astoria Financial Corp	99
443,324		BB&T Corp	17,312
754	e*	Capital Crossing Bank	26
92,783	e	Comerica, Inc	5,465
1,418		Commerce Bancorp, Inc	43
1,077	e	Commercial Capital Bancorp, Inc	18
414,224	e	Fifth Third Bancorp	15,214
6,300	e	First Horizon National Corp	229
36,914	e	Fremont General Corp	806
178,870		Golden West Financial Corp	10,623
18,500		Hibernia Corp (Class A)	556
6,000		IndyMac Bancorp, Inc	237
1,952		International Bancshares Corp	58
2,016,984	e	JPMorgan Chase & Co	68,436
287,911		Keycorp	9,285
49,800		M&T Bank Corp	5,264
32,800	e	Marshall & Ilsley Corp	1,427
252,683		Mellon Financial Corp	8,078
524,331		National City Corp	17,534
41,200	e	New York Community Bancorp, Inc	676
143,652		North Fork Bancorporation, Inc	3,663
121,422	e	Northern Trust Corp	6,138
2,091	e	Partners Trust Financial Group, Inc	24
6,092		People's Bank	177
229,663	e	PNC Financial Services Group, Inc	13,325
33,119		Popular, Inc	802
4,000		R & G Financial Corp (Class B)	55
357,315	e	Regions Financial Corp	11,120
42,600	e	Sovereign Bancorp, Inc	939
149,174		State Street Corp	7,298
264,072		SunTrust Banks, Inc	18,340
130,894		Synovus Financial Corp	3,628
27,032		UnionBanCal Corp	1,885
1,360,612	e	US Bancorp	38,206
6,670	e	W Holding Co, Inc	64
1,033,085	e	Wachovia Corp	49,164
761,162	e	Washington Mutual, Inc	29,853

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE
SHARES	(000)

999,788		Wells Fargo & Co	$58,558
6,400	e	Zions Bancorporation	456

		TOTAL DEPOSITORY INSTITUTIONS	408,874

EATING AND DRINKING PLACES - 0.57%
4,843	e	Bob Evans Farms, Inc	110
154,400		Darden Restaurants, Inc	4,689
800	e	Lone Star Steakhouse & Saloon, Inc	21
1,056,101		McDonald's Corp	35,369
14,800	e	Outback Steakhouse, Inc	542
1,900	e	Triarc Cos (Class B)	29
56,151	*	Wendy's International, Inc	2,535

		TOTAL EATING AND DRINKING PLACES	43,295

EDUCATIONAL SERVICES - 0.02%
30,563	e*	Career Education Corp	1,087
700	e*	Corinthian Colleges, Inc	9
1,700	e*	DeVry, Inc	33
1,900	e*	Laureate Education, Inc	93

		TOTAL EDUCATIONAL SERVICES	1,222

ELECTRIC, GAS, AND SANITARY SERVICES - 3.27%
492,654	e*	AES Corp	8,094
116,931		AGL Resources, Inc	4,339
112,032	e	Allete, Inc	5,132
22,601		Aqua America, Inc	859
642,931	*	Aquila, Inc	2,546
38,206		Atmos Energy Corp	1,079
232,840	e	Avista Corp	4,517
124,737	e	Black Hills Corp	5,410
5,300	e	California Water Service Group	218
14,500	e	Cascade Natural Gas Corp	316
27,585	*	Casella Waste Systems, Inc (Class A)	362
293,371		Cleco Corp	6,918
3,400		Connecticut Water Service, Inc	84
19,600		Crosstex Energy, Inc	1,254
453,255		DPL, Inc	12,601
305,132		Empire District Electric Co	6,978
28,400	e	Energen Corp	1,229
750	e	EnergySouth, Inc	21
400,340	e	Hawaiian Electric Industries, Inc	11,161
230,600		Idacorp, Inc	6,948
296,657		KeySpan Corp	10,911
326,432	e	Kinder Morgan, Inc	31,390
8,200		Laclede Group, Inc	266
35,264		Metal Management, Inc	894

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

88,593		MGE Energy, Inc	$3,235
2,666	e	Middlesex Water Co	60
235,097	e	National Fuel Gas Co	8,040
2,900	e	New Jersey Resources Corp	133
140,770	e	Nicor, Inc	5,917
563,115	e	NiSource, Inc	13,656
8,300	e	Northwest Natural Gas Co	309
512,348	e	OGE Energy Corp	14,397
51,415	e	Otter Tail Corp	1,591
103,254	e	Peoples Energy Corp	4,066
645,280	e	Pepco Holdings, Inc	15,016
24,612		Piedmont Natural Gas Co, Inc	619
573,300	e	Puget Energy, Inc	13,461
124,072	e	Questar Corp	10,933
34,491	e	Resource America, Inc (Class A)	612
245,817	e*	Sierra Pacific Resources	3,650
22,200		SJW Corp	1,072
10,800	e	South Jersey Industries, Inc	315
14,803	*	Southern Union Co	381
57,800	e	UGI Corp	1,627
187,001	e	Unisource Energy Corp	6,216
15,458	*	Waste Connections, Inc	542
84,414	e	Western Gas Resources, Inc	4,325
41,700	e	WGL Holdings, Inc	1,340
500,335		Williams Cos, Inc	12,533

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	247,573

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.15%
8,400	e*	Adaptec, Inc	32
56,642	e*	ADC Telecommunications, Inc	1,295
3,023	*	Advanced Energy Industries, Inc	33
210,195	e*	Advanced Micro Devices, Inc	5,297
14,619	e*	Agere Systems, Inc	152
162,200	e*	Altera Corp	3,100
77,993	e	American Power Conversion Corp	2,020
3,555	e*	American Superconductor Corp	37
172,690		Ametek, Inc	7,420
5,400	e*	Amkor Technology, Inc	24
119,618	e	Analog Devices, Inc	4,443
54,420	e*	Andrew Corp	607
6,411	e*	Arris Group, Inc	76
53,100	e*	Artesyn Technologies, Inc	494
30,000		Baldor Electric Co	761
79,519	e*	Broadcom Corp (Class A)	3,730
23,320	e*	Broadwing Corp	116
2,200		C&D Technologies, Inc	21
46,995	e*	C-COR, Inc	317
355,116	e*	Ciena Corp	938
2,594,227	*	Cisco Systems, Inc	46,514
132,544	*	Comverse Technology, Inc	3,482

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

27,847	e*	Conexant Systems, Inc	$50
1,800	e	CTS Corp	22
39,073	e*	Ditech Communications Corp	263
82,112	*	Emcore Corp	503
440,300		Emerson Electric Co	31,614
3,411	e*	EndWave Corp	44
10,485	e*	Energizer Holdings, Inc	594
28,195	e*	Finisar Corp	39
16,700	e*	Greatbatch, Inc	458
24,800	e	Harman International Industries, Inc	2,536
15,041	e*	Harmonic, Inc	88
2,700		Helix Technology Corp	40
5,700	e*	Integrated Device Technology, Inc	61
2,683,225		Intel Corp	66,141
29,012	e*	Interdigital Communications Corp	570
12,700	e	Intersil Corp (Class A)	277
59,373	e*	InterVoice, Inc	535
5,722	e*	IXYS Corp	60
5,800	e*	Kemet Corp	49
2,000	e*	Lifeline Systems, Inc	67
3,100	e	Lincoln Electric Holdings, Inc	122
229,966	e*	LSI Logic Corp	2,265
1,671,312	e*	Lucent Technologies, Inc	5,432
25,583	e*	Mattson Technology, Inc	192
102,718		Maxim Integrated Products, Inc	4,381
66,429	e*	McData Corp (Class A)	348
18,700	e	Microchip Technology, Inc	563
265,591	e*	Micron Technology, Inc	3,532
5,651	e*	Mobility Electronics, Inc	60
82,093	e	Molex, Inc	2,190
1,011,468		Motorola, Inc	22,343
235,717	e*	MRV Communications, Inc	502
157,400	e	National Semiconductor Corp	4,140
135,913	e*	Network Appliance, Inc	3,227
25,190	e*	Novellus Systems, Inc	632
3,266	e*	Openwave Systems, Inc	59
129,014	e*	Optical Communication Products, Inc	243
1,700		Park Electrochemical Corp	45
172,972	e*	Pixelworks, Inc	1,140
5,200	e*	Plexus Corp	89
5,600	e*	Polycom, Inc	91
3,800	*	Power-One, Inc	21
8,800	e*	Powerwave Technologies, Inc	114
1,453	e*	QLogic Corp	50
693,566		Qualcomm, Inc	31,037
87,544	e*	Quantum Fuel Systems Technologies Worldwide, Inc	359
31,424		Scientific-Atlanta, Inc	1,179
528,449	e*	Sirius Satellite Radio, Inc	3,461
5,696	e*	Spatialight, Inc	25
11,400	e*	Standard Microsystems Corp	341
8,405	e*	Symmetricom, Inc	65
1,400		Technitrol, Inc	21

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

56,053	e	Teleflex, Inc	$3,952
265,220	*	Tellabs, Inc	2,790
125,172	e*	Terayon Communication Systems, Inc	488
734,264	e	Texas Instruments, Inc	24,892
63,300	*	Thomas & Betts Corp	2,178
75,359	e*	Transwitch Corp	130
4,819	e*	Trident Microsystems, Inc	153
5,500	*	Triquint Semiconductor, Inc	19
900	e*	TTM Technologies, Inc	6
12,440	e*	Utstarcom, Inc	102
2,600	e	Vicor Corp	39
95,428	e*	Vishay Intertechnology, Inc	1,140
104,900	e*	Vitesse Semiconductor Corp	197
32,995	e*	Westell Technologies, Inc	120
13,207	e	Whirlpool Corp	1,001
127,200		Xilinx, Inc	3,542
138,795	e*	Zhone Technologies, Inc	362
5,200	e*	Zoltek Cos, Inc	68

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	314,368

ENGINEERING AND MANAGEMENT SERVICES - 0.31%
16,862	e*	Amylin Pharmaceuticals, Inc	587
42,902	e*	Antigenics, Inc	232
24,675	e*	Applera Corp (Celera Genomics Group)	299
86,121	e*	Ariad Pharmaceuticals, Inc	640
52,912	e*	BearingPoint, Inc	402
49,165	e*	CuraGen Corp	243
9,318	e*	CV Therapeutics, Inc	249
130,985	e*	deCODE genetics, Inc	1,099
2,727	e*	DiamondCluster International, Inc	21
3,288	*	Digitas, Inc	37
1,420	e*	Hewitt Associates, Inc	39
18,436	e*	ICOS Corp	509
92,116	e*	Incyte Corp	433
40,810	e*	Isis Pharmaceuticals, Inc	206
28,041	e*	Lexicon Genetics, Inc	112
16,090	e*	Lifecell Corp	348
25,220	e*	Luminex Corp	253
145,828		Moody's Corp	7,449
28,840	e*	Neopharm, Inc	358
214,126		Paychex, Inc	7,940
5,500	*	Pharmaceutical Product Development, Inc	316
7,444	e*	PRG-Schultz International, Inc	22
21,643	e*	Regeneron Pharmaceuticals, Inc	205
9,996	e*	Rigel Pharmaceuticals, Inc	238
63,430	e*	Savient Pharmaceuticals, Inc	239
88,520	e*	Seattle Genetics, Inc	465
1,600	e*	Sourcecorp	34
26,200	e*	Telik, Inc	429
15,200	e*	Trimeris, Inc	233

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	23,637

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE
SHARES	(000)

FABRICATED METAL PRODUCTS - 0.40%
1,100	e	Aptargroup, Inc	$55
62,880		Commercial Metals Co	2,121
30,274	e	Dynamic Materials Corp	1,329
133,900	e*	Global Power Equipment Group, Inc	955
15,906		Gulf Island Fabrication, Inc	457
283,100		Illinois Tool Works, Inc	23,308
11,067	*	Jacuzzi Brands, Inc	89
22,796		Silgan Holdings, Inc	758
27,846	e	Snap-On, Inc	1,006
5,700	e	Sun Hydraulics Corp	138
3,600		Valmont Industries, Inc	106

		TOTAL FABRICATED METAL PRODUCTS	30,322

FOOD AND KINDRED PRODUCTS - 2.07%
171,725		Campbell Soup Co	5,109
1,172,400	e	Coca-Cola Co	50,636
108,200	e	Coca-Cola Enterprises, Inc	2,110
217,709	e	General Mills, Inc	10,494
252,650		H.J. Heinz Co	9,232
137,800		Hershey Co	7,759
3,000		Hormel Foods Corp	99
189,863		Kellogg Co	8,758
21,000	e	McCormick & Co, Inc (Non-Vote)	685
50,600	e	Pepsi Bottling Group, Inc	1,445
907,304		PepsiCo, Inc	51,453
160	*	TreeHouse Foods, Inc	4
126,545		Wrigley (Wm.) Jr Co	9,096

		TOTAL FOOD AND KINDRED PRODUCTS	156,880

FOOD STORES - 0.39%
320,221	e	Albertson's, Inc	8,214
436,276	e*	Kroger Co	8,983
17,760	e*	Pathmark Stores, Inc	200
203,754	*	Starbucks Corp	10,208
13,300		Whole Foods Market, Inc	1,788

		TOTAL FOOD STORES	29,393

FURNITURE AND FIXTURES - 0.46%
257,551	*	BE Aerospace, Inc	4,268
60,102	e	Hillenbrand Industries, Inc	2,828
213,478		Johnson Controls, Inc	13,246
62,244	e	Leggett & Platt, Inc	1,257
312,073		Masco Corp	9,575
158,910	e	Newell Rubbermaid, Inc	3,599

		TOTAL FURNITURE AND FIXTURES	34,773

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

FURNITURE AND HOMEFURNISHINGS STORES - 0.17%
107,795	*	Bed Bath & Beyond, Inc	$4,331
138,750	e	Best Buy Co, Inc	6,040
61,694	e	Circuit City Stores, Inc	1,059
1,911	e*	GameStop Corp (Class B)	54
200	*	Mohawk Industries, Inc	16
53,247	e	RadioShack Corp	1,320
4,200	e*	Restoration Hardware, Inc	27
800	e*	Williams-Sonoma, Inc	31

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	12,878

GENERAL BUILDING CONTRACTORS - 0.42%
301	*	Avatar Holdings, Inc	18
9,654	e	Beazer Homes USA, Inc	566
7,009	e	Brookfield Homes Corp	389
30,700	e	Centex Corp	1,983
127,399		DR Horton, Inc	4,614
48,400	e	KB Home	3,543
37,000	e	Lennar Corp (Class A)	2,211
3,520		Lennar Corp (Class B)	195
292	e	M/I Homes, Inc	16
29,214	e	MDC Holdings, Inc	2,305
235,336	e	Pulte Homes, Inc	10,101
29,562	e	Ryland Group, Inc	2,023
46,600	e	Standard-Pacific Corp	1,934
42,000	e*	Toll Brothers, Inc	1,876

		TOTAL GENERAL BUILDING CONTRACTORS	31,774

GENERAL MERCHANDISE STORES - 0.72%
19,200	e*	BJ's Wholesale Club, Inc	534
1,687	e	Bon-Ton Stores, Inc	33
262,648		Costco Wholesale Corp	11,317
93,865	e	Dollar General Corp	1,721
47,997	e	Family Dollar Stores, Inc	954
141,195	e	JC Penney Co, Inc	6,695
27,800		Neiman Marcus Group, Inc (Class A)	2,779
12,800	e*	Retail Ventures, Inc	141
53,000	*	Saks, Inc	980
25,400	e*	ShopKo Stores, Inc	648
2,600	e	Stein Mart, Inc	53
455,025		Target Corp	23,629
258,621	e	TJX Cos, Inc	5,297

		TOTAL GENERAL MERCHANDISE STORES	54,781

HEALTH SERVICES - 0.51%
8,252	e*	Amedisys, Inc	322
4,293	e*	Bio-Reference Labs, Inc	74

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

160,936	e*	Caremark Rx, Inc	$8,036
5,000	e*	Covance, Inc	240
51,026	e*	Coventry Health Care, Inc	4,389
39,300	*	DaVita, Inc	1,810
16,080	e*	Edwards Lifesciences Corp	714
44,688	e*	Express Scripts, Inc	2,780
12,500	*	Gentiva Health Services, Inc	227
117,248	e	Health Management Associates, Inc (Class A)	2,752
6,276	e	LCA-Vision, Inc	233
15,820	e*	LifePoint Hospitals, Inc	692
46,490	e*	Lincare Holdings, Inc	1,908
34,964	e	Manor Care, Inc	1,343
1,200	*	Matria Healthcare, Inc	45
1,111	e*	Medcath Corp	26
155,052	*	Medco Health Solutions, Inc	8,501
43,403	*	Nektar Therapeutics	736
4,200	e*	OCA, Inc	6
8,388	e	Option Care, Inc	123
40,858	e*	Specialty Laboratories, Inc	541
46,520	*	Triad Hospitals, Inc	2,106
14,518	e	Universal Health Services, Inc (Class B)	691

		TOTAL HEALTH SERVICES	38,295

HOLDING AND OTHER INVESTMENT OFFICES - 1.46%
4,876	e	Acadia Realty Trust	88
207,368	e	Allied Capital Corp	5,937
7,100	e	AMB Property Corp	319
37,900	e	American Financial Realty Trust	538
47,700	e	Annaly Mortgage Management, Inc	618
28,600	e	Anworth Mortgage Asset Corp	237
178,815	e	Archstone-Smith Trust	7,129
8,800	e	Arden Realty, Inc	362
2,498		Ashford Hospitality Trust, Inc	27
36,567		AvalonBay Communities, Inc	3,134
68,455		Boston Properties, Inc	4,853
600		Brandywine Realty Trust	19
2,914	e	Cedar Shopping Centers, Inc	42
4,675	e	Colonial Properties Trust	208
80,458	e	Crescent Real Estate Equities Co	1,650
1,200		Developers Diversified Realty Corp	56
75,835		Duke Realty Corp	2,569
10,051	e	Equity Inns, Inc	136
548,414		Equity Office Properties Trust	17,939
286,388	e	Equity Residential	10,840
18,247	e*	FelCor Lodging Trust, Inc	276
19,546	e	Friedman Billings Ramsey Group, Inc	199
88,351	e	General Growth Properties, Inc	3,970
1,700	e	Gladstone Capital Corp	38
7,111		Glenborough Realty Trust, Inc	137
4,521	e	Government Properties Trust, Inc	44

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

25,208	e	Harris & Harris Group, Inc	$280
32,500	e	Health Care Property Investors, Inc	877
890		Health Care REIT, Inc	33
5,594	e	Highland Hospitality Corp	57
15,546		Highwoods Properties, Inc	459
16,250		Hospitality Properties Trust	696
112,900		Host Marriott Corp	1,908
23,518		HRPT Properties Trust	292
2,200	e	Investors Real Estate Trust	21
62,000		iStar Financial, Inc	2,507
121,000	e	Kimco Realty Corp	3,802
9,265	e	LTC Properties, Inc	196
18,400		Luminent Mortgage Capital, Inc	139
1,000		Macerich Co	65
900		Mack-Cali Realty Corp	40
11,100	e	MFA Mortgage Investments, Inc	68
2,680	e	Mid-America Apartment Communities, Inc	125
3,661	e	National Health Investors, Inc	101
38,004		New Plan Excel Realty Trust	872
11,150		Omega Healthcare Investors, Inc	155
600	e	Pan Pacific Retail Properties, Inc	40
5,500		Post Properties, Inc	205
102,124	e	Prologis	4,525
95,119	e	Public Storage, Inc	6,373
1,300		Redwood Trust, Inc	63
700		Regency Centers Corp	40
5,366		Senior Housing Properties Trust	102
150,278	e	Simon Property Group, Inc	11,139
21,806	e	Trustreet Properties, Inc	341
1,900	e	United Dominion Realty Trust, Inc	45
2,700	e	Universal Health Realty Income Trust	90
5,460	e	Urstadt Biddle Properties, Inc (Class A)	83
98,503	e	Vornado Realty Trust	8,532
120,825	e	Weingarten Realty Investors	4,573
12,116	e	Winston Hotels, Inc	121

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	110,330

HOTELS AND OTHER LODGING PLACES - 0.11%
7,561	e*	Bluegreen Corp	133
54,780	e	Choice Hotels International, Inc	3,541
65,089	e*	Gaylord Entertainment Co	3,102
21,467	e*	Great Wolf Resorts, Inc	222
26,388	*	La Quinta Corp	229
37,368	e	Marcus Corp	749

		TOTAL HOTELS AND OTHER LODGING PLACES	7,976

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.76%
574,944		3M Co	42,178

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

22,700	e*	AGCO Corp	$413
1,300	e	Alamo Group, Inc	26
2,600	e	Albany International Corp (Class A)	96
10,800		American Standard Cos, Inc	503
318,894	*	Apple Computer, Inc	17,096
649,716	e	Applied Materials, Inc	11,019
6,000	*	Astec Industries, Inc	170
28,525		Black & Decker Corp	2,342
4,000	e	Briggs & Stratton Corp	138
81,599	e*	Brocade Communications Systems, Inc	333
9,500	e*	Brooks Automation, Inc	127
1,700	e	Carlisle Cos, Inc	108
6,579		CDW Corp	388
7,200	e*	Cirrus Logic, Inc	55
8,111	e*	Cooper Cameron Corp	600
37,800	e	Cummins, Inc	3,326
192,830		Deere & Co	11,801
1,022,039	*	Dell, Inc	34,954
1,000	e	Donaldson Co, Inc	30
17,350	*	Dril-Quip, Inc	833
958,140	e*	EMC Corp	12,398
9,460	e*	Emulex Corp	191
6,494	*	EnPro Industries, Inc	219
5,149	e*	Entegris, Inc	58
7,700	e*	Flowserve Corp	280
5,556	e*	FMC Technologies, Inc	234
2,094	*	Gehl Co	58
118,575		Graco, Inc	4,065
157,563	e*	Grant Prideco, Inc	6,405
1,305,223	e	Hewlett-Packard Co	38,112
8,764	*	Hydril	601
700,157		International Business Machines Corp	56,167
40,769	*	Jabil Circuit, Inc	1,261
2,300	e*	Kulicke & Soffa Industries, Inc	17
9,944	e*	Lam Research Corp	303
39,462	e*	Lexmark International, Inc	2,409
6,754	e	Lufkin Industries, Inc	294
65,200	e*	Maxtor Corp	287
42,800	e	Modine Manufacturing Co	1,570
80,389	e*	National Oilwell Varco, Inc	5,290
8,038		NN, Inc	96
28,000	e	Nordson Corp	1,065
7,286	*	Oil States International, Inc	264
43,650	e*	Palm, Inc	1,237
21,800	e	Pentair, Inc	796
207,301		Pitney Bowes, Inc	8,653
43,700	e*	Quantum Corp	135
23,832	e*	SanDisk Corp	1,150
20,684	e*	ScanSoft, Inc	110
45,177	e*	Semitool, Inc	359
150,786		Smith International, Inc	5,023
431,086	*	Solectron Corp	1,685

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

22,138	e	SPX Corp	$1,017
86,524	e	Stanley Works	4,039
4,800	e	Tennant Co	197
8,326	e*	TurboChef Technologies, Inc	130
2,986	*	UNOVA, Inc	104
39,294	e*	Varian Medical Systems, Inc	1,552
19,592	e*	Western Digital Corp	253

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	284,620

INSTRUMENTS AND RELATED PRODUCTS - 3.46%
22,218	*	Advanced Medical Optics, Inc	843
17,804	e*	Affymetrix, Inc	823
35,872	e*	Align Technology, Inc	241
131,585	*	Allergan, Inc	12,056
1,700	e	Analogic Corp	86
188,825		Applera Corp (Applied Biosystems Group)	4,388
5,200	e	Arrow International, Inc	147
3,533	*	August Technology Corp	38
37,194	e	Bard (C.R.), Inc	2,456
30,955		Bausch & Lomb, Inc	2,497
438,937	e	Baxter International, Inc	17,500
16,896	e	Beckman Coulter, Inc	912
214,472		Becton Dickinson & Co	11,245
150,094	e	Biomet, Inc	5,210
18,512	*	Biosite, Inc	1,145
304,790	e*	Boston Scientific Corp	7,123
3,700	e*	Bruker BioSciences Corp	16
5,797	e*	Cepheid, Inc	43
4,791	e*	Credence Systems Corp	38
34,950		Dentsply International, Inc	1,888
3,500	e*	DJ Orthopedics, Inc	101
7,094	e*	FARO Technologies, Inc	138
24,997	e*	Fisher Scientific International, Inc	1,551
152,032		Guidant Corp	10,473
3,400	e*	Hologic, Inc	196
5,331	e*	I-Flow Corp	73
14,163	*	Illumina, Inc	181
2,400	e*	Input/Output, Inc	19
3,000	e*	Integra LifeSciences Holdings Corp	115
8,990	e*	Intuitive Surgical, Inc	659
5,100	e	Invacare Corp	213
15,761	e*	Ista Pharmaceuticals, Inc	105
1,300	e*	Itron, Inc	59
1,633,742		Johnson & Johnson	103,383
48,670	e	Kla-Tencor Corp	2,373
4,317	e*	Laserscope	122
25,500	e*	Lexar Media, Inc	163
28,700	e*	LTX Corp	121
2,579	e*	Measurement Specialties, Inc	55
669,862	e	Medtronic, Inc	35,918

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

1,700	*	Mettler-Toledo International, Inc	$87
11,632	e*	Millipore Corp	732
5,300	e*	MKS Instruments, Inc	91
2,600	e	Movado Group, Inc	49
83,569	e*	Nanogen, Inc	268
3,164	e	Oakley, Inc	55
3,688	e*	Palomar Medical Technologies, Inc	97
102,828		PerkinElmer, Inc	2,095
6,200	*	Respironics, Inc	262
173,852	*	St. Jude Medical, Inc	8,136
4,600	e	STERIS Corp	109
191,130		Stryker Corp	9,448
11,200	e*	Techne Corp	638
3,885	e	Tektronix, Inc	98
88,074	*	Thermo Electron Corp	2,722
1,600	*	Thoratec Corp	28
26,444	e*	TriPath Imaging, Inc	187
1,600		Vital Signs, Inc	74
37,343	*	Waters Corp	1,553
300,273	e*	Xerox Corp	4,099
101,120	e*	Zimmer Holdings, Inc	6,966

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	262,507

INSURANCE AGENTS, BROKERS AND SERVICE - 0.38%
14,100	e	Brown & Brown, Inc	701
4,400	e	Crawford & Co (Class B)	34
44,810	e	Gallagher (Arthur J.) & Co	1,291
172,045	e	Hartford Financial Services Group, Inc	13,277
1,100	e	Hilb Rogal & Hobbs Co	41
444,960	e	Marsh & McLennan Cos, Inc	13,522

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	28,866

INSURANCE CARRIERS - 3.86%
1,200		21st Century Insurance Group	19
155,400		Aetna, Inc	13,386
245,770	e	Aflac, Inc	11,133
46,300	e	Ambac Financial Group, Inc	3,336
2,300	e	American Financial Group, Inc	78
1,050,736	e	American International Group, Inc	65,104
850	*	American Physicians Capital, Inc	42
144,457	e	Chubb Corp	12,936
89,000		Cigna Corp	10,490
130,614		Cincinnati Financial Corp	5,471
29,542		Erie Indemnity Co (Class A)	1,558
75,982		Fidelity National Financial, Inc	3,383
24,900	e	First American Corp	1,137
1,251	*	Fpic Insurance Group, Inc	45
54,972	*	Health Net, Inc	2,601

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

2,616	e*	HealthExtras, Inc	$56
117,214	*	Humana, Inc	5,612
86,760	e	Jefferson-Pilot Corp	4,440
172,330		Lincoln National Corp	8,965
200	*	Markel Corp	66
50,699	e	MBIA, Inc	3,073
20,800	e	MGIC Investment Corp	1,335
10,200	e*	Pacificare Health Systems, Inc	814
22,800	e	Phoenix Cos, Inc	278
13,997	e*	PMA Capital Corp (Class A)	123
8,300	e	PMI Group, Inc	331
171,325	e	Principal Financial Group	8,116
113,070		Progressive Corp	11,846
422,574	e	Prudential Financial, Inc	28,549
6,200	e	Radian Group, Inc	329
97,200		Safeco Corp	5,189
460,777		St. Paul Travelers Cos, Inc	20,675
640,008	e	UnitedHealth Group, Inc	35,968
147,488	e	UnumProvident Corp	3,024
17,600		W.R. Berkley Corp	695
293,508	*	WellPoint, Inc	22,254

		TOTAL INSURANCE CARRIERS	292,457

LEATHER AND LEATHER PRODUCTS - 0.09%
199,600	e*	Coach, Inc	6,259
400	*	Timberland Co (Class A)	14
14,200	e	Weyco Group, Inc	277

		TOTAL LEATHER AND LEATHER PRODUCTS	6,550

LEGAL SERVICES - 0.00%
3,600	*	FTI Consulting, Inc	91

		TOTAL LEGAL SERVICES	91

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%
11,695		Laidlaw International, Inc	283

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	283

LUMBER AND WOOD PRODUCTS - 0.01%
28,547	e*	Champion Enterprises, Inc	422
3,615		Skyline Corp	147

		TOTAL LUMBER AND WOOD PRODUCTS	569

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

METAL MINING - 0.14%
68,296	e	Cleveland-Cliffs, Inc	$5,949
183,261	e	Royal Gold, Inc	4,924

		TOTAL METAL MINING	10,873

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
19,178	e	Callaway Golf Co	289
10,758	e	Charles & Colvard Ltd	269
58,200	*	Identix, Inc	274
34,060	e*	K2, Inc	388
2,400	e*	Leapfrog Enterprises, Inc	35
9,675	e	Marine Products Corp	107
463,424	e	Mattel, Inc	7,730
28,761	e*	RC2 Corp	971
57,100	e	Russ Berrie & Co, Inc	806
2,500	*	Steinway Musical Instruments, Inc	66

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,935

MISCELLANEOUS RETAIL - 0.78%
152,855	e*	Amazon.com, Inc	6,924
4,500	e	Barnes & Noble, Inc	170
403,342		CVS Corp	11,701
15,723	e*	Dollar Tree Stores, Inc	340
62,013	e*	GSI Commerce, Inc	1,234
13,700		Michaels Stores, Inc	453
77,755	*	Office Depot, Inc	2,309
16,503	e*	Overstock.com, Inc	633
10,100	*	Party City Corp	171
308,113	e	Staples, Inc	6,569
30,376	e	Tiffany & Co	1,208
521,071		Walgreen Co	22,641
145,264		World Fuel Services Corp	4,714

		TOTAL MISCELLANEOUS RETAIL	59,067

MOTION PICTURES - 0.91%
3,931	*	Avid Technology, Inc	163
600	e	Carmike Cinemas, Inc	14
176,089	e*	Discovery Holding Co (Class A)	2,543
9,900	*	DreamWorks Animation SKG, Inc (Class A)	274
21,241	e	Regal Entertainment Group (Class A)	425
16,388	e*	Time Warner Telecom, Inc (Class A)	128
2,051,799	e	Time Warner, Inc	37,158
1,179,695	e	Walt Disney Co	28,466

		TOTAL MOTION PICTURES	69,171

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

NONDEPOSITORY INSTITUTIONS - 2.29%
42,023		Advanta Corp (Class A)	$1,095
85,626	e	American Capital Strategies Ltd	3,139
782,671	e	American Express Co	44,957
16,300	e*	AmeriCredit Corp	389
137,759	e	Capital One Financial Corp	10,955
900		CharterMac	18
166,983	e	CIT Group, Inc	7,544
9,173	e*	CompuCredit Corp	407
275,318		Countrywide Financial Corp	9,080
27,500	e	Doral Financial Corp	359
566,646		Fannie Mae	25,397
6,775	e	Federal Agricultural Mortgage Corp (Class C)	165
25,700	e	First Marblehead Corp	653
476,802		Freddie Mac	26,920
742,385	e	MBNA Corp	18,292
33,153	e	MCG Capital Corp	559
242,367	e*	Providian Financial Corp	4,285
351,951		SLM Corp	18,879
705	e	Westcorp	42
3,300	*	WFS Financial, Inc	222
2,310	e*	World Acceptance Corp	59

		TOTAL NONDEPOSITORY INSTITUTIONS	173,416

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
99,868	e	AMCOL International Corp	1,905
4,400		Compass Minerals International, Inc	101
15,000		Florida Rock Industries, Inc	961
100,663	e	Vulcan Materials Co	7,470

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	10,437

OIL AND GAS EXTRACTION - 3.24%
341,169	e	Anadarko Petroleum Corp	32,667
438,526	e	Apache Corp	32,986
20,476	e*	Atlas America, Inc	1,000
4,085	e*	Atwood Oceanics, Inc	344
11,519		Berry Petroleum Co (Class A)	768
12,550		Cabot Oil & Gas Corp (Class A)	634
11,487	e*	Cal Dive International, Inc	728
27,184	e*	Callon Petroleum Co	569
54,968	e*	Cheniere Energy, Inc	2,273
203,497	e	Chesapeake Energy Corp	7,784
46,152	e*	Cimarex Energy Co	2,092
21,613	e*	Clayton Williams Energy, Inc	934
20,725	*	Comstock Resources, Inc	680
15,757	e*	Delta Petroleum Corp	328
87,669	*	Denbury Resources, Inc	4,422
561,284		Devon Energy Corp	38,526

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

17,038	*	Edge Petroleum Corp	$450
7,201	*	Encore Acquisition Co	280
68,159	*	Energy Partners Ltd	2,128
186,136	e	ENSCO International, Inc	8,672
341,716	e	Equitable Resources, Inc	13,347
55,136	*	Forest Oil Corp	2,873
8,897	e*	FX Energy, Inc	106
16,582	*	Global Industries Ltd	244
45,337	e*	Grey Wolf, Inc	382
55,116	e*	Harvest Natural Resources, Inc	591
103,835	e	Helmerich & Payne, Inc	6,271
11,390	*	Houston Exploration Co	766
54,692	*	KCS Energy, Inc	1,506
140,689	e*	Meridian Resource Corp	587
119,240	e*	Newfield Exploration Co	5,855
289,790	e	Noble Energy, Inc	13,591
8,831	*	Oceaneering International, Inc	472
48,248	*	PetroHawk Energy Corp	695
10,571	*	Petroleum Development Corp	405
16,300	e*	Petroquest Energy, Inc	170
128,017	e	Pioneer Natural Resources Co	7,031
61,817	*	Plains Exploration & Production Co	2,647
75,300	e	Pogo Producing Co	4,438
122,390	e*	Pride International, Inc	3,489
64,013	e*	Quicksilver Resources, Inc	3,059
68,502	e	Range Resources Corp	2,645
8,000	*	Remington Oil & Gas Corp	332
77,900	e	Rowan Cos, Inc	2,765
6,320	e	RPC, Inc	163
7,000	e	St. Mary Land & Exploration Co	256
16,278	e*	Stone Energy Corp	994
45,433	*	Swift Energy Co	2,079
3,887	e*	Syntroleum Corp	57
13,207	e*	Tetra Technologies, Inc	412
105,526		Tidewater, Inc	5,136
19,558	e*	Toreador Resources Corp	692
422,299	*	Transmontaigne, Inc	3,374
12,425	*	Unit Corp	687
37,825	e*	Veritas DGC, Inc	1,385
73,997	e	Vintage Petroleum, Inc	3,379
8,105	*	W-H Energy Services, Inc	263
5,505	e*	Whiting Petroleum Corp	241
313,786	e	XTO Energy, Inc	14,221

		TOTAL OIL AND GAS EXTRACTION	245,871

PAPER AND ALLIED PRODUCTS - 0.43%
39,800	e	Bemis Co	983
24,000	e	Bowater, Inc	678
21,400	e*	Buckeye Technologies, Inc	174
10,000		Chesapeake Corp	184

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

30,700	e	Glatfelter	$432
275,989		Kimberly-Clark Corp	16,430
6,600		Longview Fibre Co	129
233,349		MeadWestvaco Corp	6,445
18,500	e	Packaging Corp of America	359
11,200	e	Potlatch Corp	584
5,700		Rock-Tenn Co (Class A)	86
129,950		Sonoco Products Co	3,549
60,796		Temple-Inland, Inc	2,483

		TOTAL PAPER AND ALLIED PRODUCTS	32,516

PERSONAL SERVICES - 0.00%
1,616		Unifirst Corp	57

		TOTAL PERSONAL SERVICES	57

PETROLEUM AND COAL PRODUCTS - 0.98%
310,630	e	EOG Resources, Inc	23,266
120,008	e	Frontier Oil Corp	5,322
21,091	e*	Giant Industries, Inc	1,235
68,902	e*	Headwaters, Inc	2,577
261,444	e	Sunoco, Inc	20,445
189,198	e	Valero Energy Corp	21,391

		TOTAL PETROLEUM AND COAL PRODUCTS	74,236

PRIMARY METAL INDUSTRIES - 0.67%
61,885	*	Aleris International, Inc	1,699
135,325	e*	Century Aluminum Co	3,042
3,200	e*	CommScope, Inc	55
537,800	*	Corning, Inc	10,396
4,400	e*	General Cable Corp	74
40,776	e	Gibraltar Industries, Inc	933
5,400		Hubbell, Inc (Class B)	253
42,084	*	Lone Star Technologies, Inc	2,339
32,200	e*	Maverick Tube Corp	966
1		Mittal Steel Co NV	-
44,078		Mueller Industries, Inc	1,224
70,846	e*	NS Group, Inc	2,781
162,218	e	Nucor Corp	9,569
30,445		Quanex Corp	2,016
130,793		Schnitzer Steel Industries, Inc (Class A)	4,260
58,618	e	Steel Dynamics, Inc	1,991
88,373	e	Steel Technologies, Inc	2,292
2,000	*	Superior Essex, Inc	36
7,100	e	Tredegar Corp	92
49,489	e*	Wheeling-Pittsburgh Corp	828

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

270,750	e	Worthington Industries, Inc	$5,694

		TOTAL PRIMARY METAL INDUSTRIES	50,540

PRINTING AND PUBLISHING - 0.48%
1,300	*	ACCO Brands Corp	37
5,200	e*	Cenveo, Inc	54
3,600		Dex Media, Inc	100
41,000	e	Dow Jones & Co, Inc	1,566
29,750	*	Dun & Bradstreet Corp	1,960
27,152	e	EW Scripps Co	1,357
10,200		Harte-Hanks, Inc	269
284,484	e	McGraw-Hill Cos, Inc	13,667
900		Media General, Inc (Class A)	52
2,200		Meredith Corp	110
71,636	e	New York Times Co (Class A)	2,131
10,500	e*	Presstek, Inc	136
17,488	e*	R.H. Donnelley Corp	1,106
88,529	e	R.R. Donnelley & Sons Co	3,282
23,349		Standard Register Co	349
196,762	e	Tribune Co	6,668
4,856	e	Washington Post Co (Class B)	3,897

		TOTAL PRINTING AND PUBLISHING	36,741

RAILROAD TRANSPORTATION - 0.27%
19,164	e*	Kansas City Southern Industries, Inc	447
489,510		Norfolk Southern Corp	19,854

		TOTAL RAILROAD TRANSPORTATION	20,301

REAL ESTATE - 0.00%
8,499	e	Stewart Enterprises, Inc (Class A)	56

		TOTAL REAL ESTATE	56

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,200	e*	Applied Films Corp	25
59,351	e	Cooper Tire & Rubber Co	906
5,481	e*	Deckers Outdoor Corp	132
13,000	e*	Sealed Air Corp	617
7,251	*	Skechers U.S.A., Inc (Class A)	119
7,000	e	West Pharmaceutical Services, Inc	208

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,007

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

SECURITY AND COMMODITY BROKERS - 1.35%
29,610	e	A.G. Edwards. Inc	$1,297
67,631	e*	Ameritrade Holding Corp	1,453
570,443	e	Charles Schwab Corp	8,232
14,136	e	Chicago Mercantile Exchange Holdings, Inc	4,768
3,200		Eaton Vance Corp	79
27,941		Federated Investors, Inc (Class B)	928
148,417	e	Franklin Resources, Inc	12,461
2,530	e	GAMCO Investors, Inc	116
215,976	e	Goldman Sachs Group, Inc	26,258
367,606		Instinet Group, Inc	1,827
72,720	e	Janus Capital Group, Inc	1,051
35,052	e	Legg Mason, Inc	3,845
547,929		Merrill Lynch & Co, Inc	33,615
9,505	*	Piper Jaffray Cos	284
36,392		SEI Investments Co	1,368
78,326		T Rowe Price Group, Inc	5,115

		TOTAL SECURITY AND COMMODITY BROKERS	102,697

SPECIAL TRADE CONTRACTORS - 0.00%
4,050	*	Comfort Systems USA, Inc	36
2,700	e*	Layne Christensen Co	64
2,700	e*	Quanta Services, Inc	34

		TOTAL SPECIAL TRADE CONTRACTORS	134

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
2,065	e	Apogee Enterprises, Inc	35
1,122	e*	Cabot Microelectronics Corp	33
12,525	e	CARBO Ceramics, Inc	827
19,154	e	Eagle Materials, Inc	2,325
1,862	e	Eagle Materials, Inc (Class B)	215
83,512	e	Gentex Corp	1,453

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,888

TEXTILE MILL PRODUCTS - 0.00%
3,200	e	Oxford Industries, Inc	144

		TOTAL TEXTILE MILL PRODUCTS	144

TRANSPORTATION BY AIR - 0.38%
2,600	e*	Airtran Holdings, Inc	33
18,300	e*	Alaska Air Group, Inc	532
122,125	e*	AMR Corp	1,365
92,958	e*	Continental Airlines, Inc (Class B)	898
184,466	b,e*	Delta Air Lines, Inc	138

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

14,700	*	ExpressJet Holdings, Inc	$132
164,124	e	FedEx Corp	14,300
45,006	e*	Frontier Airlines, Inc	440
47,389	e*	JetBlue Airways Corp	834
60,245	e*	Mesa Air Group, Inc	497
6,600	e	Skywest, Inc	177
627,375	e	Southwest Airlines Co	9,317

		TOTAL TRANSPORTATION BY AIR	28,663

TRANSPORTATION EQUIPMENT - 0.58%
10,800	e	A.O. Smith Corp	308
7,085	e*	Aftermarket Technology Corp	130
51,000	e	American Axle & Manufacturing Holdings, Inc	1,177
65,430	e	ArvinMeritor, Inc	1,094
117,096		Autoliv, Inc	5,094
53,585		Brunswick Corp	2,022
7,105	e	Coachmen Industries, Inc	82
177,709	e	Dana Corp	1,672
687,003	e	Delphi Corp	1,896
7,200	e	Federal Signal Corp	123
125,054	e*	Fleetwood Enterprises, Inc	1,538
224,750	e	Genuine Parts Co	9,642
46,368	e	Greenbrier Cos, Inc	1,541
205,687	e	Harley-Davidson, Inc	9,964
36,928		Harsco Corp	2,421
23,100	e	JLG Industries, Inc	845
13,886	e	Noble International Ltd	336
3,100	e*	R&B, Inc	32
52,456	e	Standard Motor Products, Inc	425
49,900	e	Superior Industries International, Inc	1,074
25,384	e*	Tenneco Automotive, Inc	444
400	e	Thor Industries, Inc	14
44,061	e*	TRW Automotive Holdings Corp	1,293
41,471	e	Wabash National Corp	815
1,200		Westinghouse Air Brake Technologies Corp	33
1,600	e	Winnebago Industries, Inc	46

		TOTAL TRANSPORTATION EQUIPMENT	44,061

TRANSPORTATION SERVICES - 0.06%
1	e*	Expedia, Inc	-
77,532	e	GATX Corp	3,066
1,898	*	HUB Group, Inc	70
17,046	*	RailAmerica, Inc	203
58,865	e	Sabre Holdings Corp	1,194

		TOTAL TRANSPORTATION SERVICES	4,533

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

TRUCKING AND WAREHOUSING - 0.34%
374,335		United Parcel Service, Inc (Class B)	$25,878

		TOTAL TRUCKING AND WAREHOUSING	25,878

WATER TRANSPORTATION - 0.01%
1,700	e*	Gulfmark Offshore, Inc	55
22,369	e*	Hornbeck Offshore Services, Inc	819

		TOTAL WATER TRANSPORTATION	874

WHOLESALE TRADE-DURABLE GOODS - 0.45%
158,300		Adesa, Inc	3,498
116,800	e*	Aviall, Inc	3,946
68,947	e	Barnes Group, Inc	2,472
19,700	e	BorgWarner, Inc	1,112
6,012	e	Building Material Holding Corp	560
36,980	e*	Castle (A.M.) & Co	647
10,000	*	Cytyc Corp	269
140,200	e	IKON Office Solutions, Inc	1,399
7,407	*	Imagistics International, Inc	310
21,600	*	Ingram Micro, Inc (Class A)	401
2,400	e*	Keystone Automotive Industries, Inc	69
10,266	e*	Navarre Corp	60
29,884	e	Omnicare, Inc	1,680
1,400	e	Owens & Minor, Inc	41
58,324	e*	Patterson Cos, Inc	2,335
2,500	e*	PSS World Medical, Inc	33
48,136		Reliance Steel & Aluminum Co	2,548
198,467	e	Ryerson Tull, Inc	4,227
84,452	e*	Sycamore Networks, Inc	318
3,500	e*	Tech Data Corp	129
25,700	e*	Tyler Technologies, Inc	213
217,570	e*	Visteon Corp	2,128
92,400	e	W.W. Grainger, Inc	5,814

		TOTAL WHOLESALE TRADE-DURABLE GOODS	34,209

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
29,572	e*	Allscripts Healthcare Solutions, Inc	533
298,435	e	Cardinal Health, Inc	18,933
800	*	Dean Foods Co	31
87,798	*	Endo Pharmaceuticals Holdings, Inc	2,342
21,570	*	Henry Schein, Inc	919
267,603		McKesson Corp	12,698
6,600	e*	Men's Wearhouse, Inc	176
58,038	e*	Metals USA, Inc	1,187
48,200		Nike, Inc (Class B)	3,937
36,324	e*	Priority Healthcare Corp (Class B)	1,012
2,220		Reebok International, Ltd	126

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

269,010	e	Safeway, Inc			$6,887
700	*	Smart & Final, Inc			9
17,900		Stride Rite Corp			229
10,500		Supervalu, Inc			327
310,300	e	Sysco Corp			9,734

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			59,080

		TOTAL COMMON STOCKS			4,517,534
		(Cost $3,223,529)
PRINCIPAL

SHORT-TERM INVESTMENTS - 9.99%

COMMERCIAL PAPER - 2.86%
$ 30,000,000	c,d	BellSouth Corp	3.560	10/04/05	29,997
25,000,000	c	Campbell Soup Co	3.740	10/03/05	25,000
10,000,000		Goldman Sachs Group, Inc	3.800	10/05/05	9,998
20,000,000	d	Goldman Sachs Group, Inc	3.750	10/11/05	19,983
30,000,000		Pepsico, Inc	3.650	10/07/05	29,987
27,150,000	c	Pfizer, Inc	3.650	10/18/05	27,107
19,700,000	c	Procter & Gamble Co	3.580	10/05/05	19,696
25,000,000	c,d	SBC Communications, Inc	3.620	10/04/05	24,997
30,000,000	c,d	Scaldis Capital LLC	3.740	10/20/05	29,946

		TOTAL COMMERCIAL PAPER			216,711

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 3.65%
24,170,000	e	Federal Home Loan Bank (FHLB)	3.590	10/06/05	24,163
17,550,000		Federal Home Loan Bank (FHLB)	3.585	10/12/05	17,534
84,760,000	d	Federal Home Loan Bank (FHLB)	3.620	10/13/05	84,675
23,400,000		Federal Home Loan Mortgage Corp (FHLMC)	3.180	10/03/05	23,394
25,000,000		Federal National Mortgage Association (FNMA)	3.550	10/11/05	24,980
30,000,000		Federal National Mortgage Association (FNMA)	3.550	10/12/05	29,973
26,570,000		Federal National Mortgage Association (FNMA)	3.550	10/14/05	26,541
30,000,000		Federal National Mortgage Association (FNMA)	3.570	10/17/05	29,958
15,130,000	d	Federal National Mortgage Association (FNMA)	3.490	10/20/05	15,104

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			276,322

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.48%
REPURCHASE AGREEMENTS - 3.48%

1,280,000		Bear Stearns & Co. 3.850% Dated 09/30/2005,			1,280
		Due 10/03/2005 In The Amount Of $1,280,137
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.375% - 6.500%, 05/15/2006 - 08/22/2025		$ 465,714
		Federal Home Loan Mortgage Corp (FHLMC) 0.000% - 5.625% , 02/17/2006 - 07/17/2015		425,696
		Federal National Mortgage Association (FNMA) 2.750% - 5.500%, 08/24/2006 - 05/21/2018		418,152

		Total Market Value		1,309,562

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

		MATURITY	VALUE
PRINCIPAL		DATE	(000)

$ 25,000,000	Credit Suisse First Boston Corp. 3.820% Dated 09/30/2005,		$25,003
	Due 10/03/2005 In The Amount Of $25,002,653
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 5.300% , 05/12/2020	$ 25,500,200

	Total Market Value	25,500,200
80,562,000	Goldman Sachs & Co. 3.850% Dated 09/30/2005,		80,571
	Due 10/03/2005 In The Amount Of $80,570,616
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 3.500%, 03/21/2006	10,057,662
	Federal Home Loan Mortgage Corp (FHLMC) 3.750% - 6.625% , 11/15/2006 - 07/15/2014	39,744,429
	Federal National Mortgage Association (FNMA) 5.000% - 7.125%, 01/15/2009 - 04/15/2015	32,375,854

	Total Market Value	82,177,945
50,000,000	J.P. Morgan Securities 3.750% Dated 09/30/2005,		50,005
	Due 10/03/2005 In The Amount Of $50,005,208
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 2.050% , 07/21/2006	50,999,392

	Total Market Value	50,999,392
89,743,000	Merrill Lynch & Co. Inc, 3.850% Dated 09/30/2005,		89,752
	Due 10/03/2005 In The Amount Of $89,752,598
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 6.210%, 08/06/2038	91,540,552

	Total Market Value	91,540,552
17,444,000	Morgan Stanley & Co, Inc 3.820% Dated 09/30/2005,		17,446
	Due 10/03/2005 In The Amount Of $17,445,851
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% - 5.750%, 03/17/2006 - 04/16/2019	3,992,691
	Federal Home Loan Mortgage Corp (FHLMC) 0.000% , 01/15/2006 - 03/24/2014	4,143,078
	Federal National Mortgage Association (FNMA) 2.750% - 6.930%, 11/30/2006 - 12/29/2023	9,657,892

	Total Market Value	17,793,661

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		264,057

	TOTAL SHORT-TERM INVESTMENTS		757,090
	(Cost $757,007)

	TOTAL PORTFOLIO - 108.68%		8,237,390
	(Cost $6,953,832)
	OTHER ASSETS & LIABILITIES, NET - (8.68%)		(657,803)

	NET ASSETS - 100.00%		$7,579,587

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

*	Non-income producing
b	In bankruptcy
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At September 30, 2005, the value of these securities amounted to $66,930,016 or 0.88% of net assets.
h	These securities were purchased on a delayed delivery basis.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 99.20%
U.S. TREASURY SECURITIES - 99.20%
$ 229,764,200	k	United States Treasury Inflation Indexed Bond	3.625	01/15/08	$243,300
213,411,942	k	United States Treasury Inflation Indexed Bond	3.875	01/15/09	231,652
149,611,857	k	United States Treasury Inflation Indexed Bond	4.250	01/15/10	167,425
157,911,169	k	United States Treasury Inflation Indexed Bond	3.500	01/15/11	173,988
83,428,436	k	United States Treasury Inflation Indexed Bond	3.375	01/15/12	92,436
293,951,442	k	United States Treasury Inflation Indexed Bond	3.000	07/15/12	320,040
269,018,061	k	United States Treasury Inflation Indexed Bond	1.875	07/15/13	272,779
277,219,900	k	United States Treasury Inflation Indexed Bond	2.000	01/15/14	283,216
248,647,566	e,k	United States Treasury Inflation Indexed Bond	2.000	07/15/14	254,183
249,347,347	k	United States Treasury Inflation Indexed Bond	1.625	01/15/15	246,567
115,508,647	e,k	United States Treasury Inflation Indexed Bond	1.875	07/15/15	116,628
330,616,272	k	United States Treasury Inflation Indexed Bond	2.375	01/15/25	354,275
221,968,537	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	290,987
259,826,497	k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	356,246
70,977,095	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	94,011
221,326,589	k	United States Treasury Inflation Indexed Note	3.375	01/15/07	228,969
264,805,560	e,k	United States Treasury Inflation Indexed Note	0.875	04/15/10	258,143

		TOTAL U.S. TREASURY SECURITIES			3,984,845

		TOTAL GOVERNMENT BONDS			3,984,845
		(Cost $3,801,565)

SHORT-TERM INVESTMENTS - 0.28%
COMMERCIAL PAPER - 0.03%
1,120,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	1,120

		TOTAL COMMERCIAL PAPER			1,120

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED- 0.25%
REPURCHASED AGREEMENTS - 0.25%
10,257,000		Merrill Lynch & Co. Inc, 3.850% Dated 09/30/2005,			10,258
		Due 10/03/2005 In The Amount Of $10,258,097
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 6.210%, 08/06/38		$ 10,462,448

		Total Market Value		10,462,448

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED			10,258

		TOTAL SHORT-TERM INVESTMENTS			11,378
		(Cost $11,378)

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

		VALUE
		(000)

	TOTAL PORTFOLIO - 99.48%	$3,996,223
	(Cost $3,812,943)
	OTHER ASSETS & LIABILITIES, NET - 0.52%	20,967

	NET ASSETS - 100.00%	$4,017,190

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Accounts use more specific industry categories in following
	their investment limitations on industry concentration.

Item 2. Controls and Procedures.

          (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	November 29, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 29, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	November 29, 2005	By:	/s/ Russell Noles

Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of
America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)